UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03919

Name of Registrant:	Vanguard STAR Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023—October 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard LifeStrategy Income Fund Investor Shares - VASIX

Vanguard LifeStrategy Conservative Growth Fund Investor Shares - VSCGX

Vanguard LifeStrategy Moderate Growth Fund Investor Shares - VSMGX

Vanguard LifeStrategy Growth Fund Investor Shares - VASGX

Vanguard STAR Fund Investor Shares - VGSTX

Vanguard Total International Stock Index Fund Investor Shares - VGTSX

Vanguard Total International Stock Index Fund ETF Shares - VXUS

Vanguard Total International Stock Index Fund Admiral™ Shares - VTIAX

Vanguard Total International Stock Index Fund Institutional Shares - VTSNX

Vanguard Total International Stock Index Fund Institutional Plus Shares - VTPSX

Vanguard Total International Stock Index Fund Institutional Select Shares - VTISX

Vanguard LifeStrategy Income Fund
Investor Shares (VASIX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard LifeStrategy Income Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$12	0.11%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Income Composite Index. This was largely because of differences in the price of international equity securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing. The Fund also diverged from the index due to tax withholding differences that were tied to investments in international equity securities.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  As a fund of funds, the Fund provides a broadly diversified portfolio in a single fund. Its four underlying funds posted returns as follows: U.S. stocks about 38%, U.S. bonds about 10%, international stocks about 23%, and international bonds more than 9%.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	14.31%	2.07%	3.24%
Income Composite Index	14.42%	2.34%	3.48%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$3,971
Number of Portfolio Holdings	7
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of October 31, 2024)
Vanguard Total Bond Market II Index Fund Investor Shares	55.7%
Vanguard Total International Bond II Index Fund Investor Shares	24.3%
Vanguard Total Stock Market Index Fund Investor Shares	11.5%
Vanguard Total International Stock Index Fund Investor Shares	7.9%
Other Assets and Liabilities—Net	0.6%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR723

Vanguard LifeStrategy Conservative Growth Fund
Investor Shares (VSCGX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard LifeStrategy Conservative Growth Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.12%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Conservative Growth Composite Index. This was largely because of differences in the price of international equity securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing. The Fund also diverged from the index due to tax withholding differences that were tied to investments in international equity securities.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  As a fund of funds, the Fund provides a broadly diversified portfolio in a single fund. Its four underlying funds posted returns as follows: U.S. stocks about 38%, U.S. bonds about 10%, international stocks about 23%, and international bonds more than 9%.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	18.51%	4.40%	4.88%
Conservative Growth Composite Index	18.78%	4.76%	5.17%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$10,302
Number of Portfolio Holdings	7
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of October 31, 2024)
Vanguard Total Bond Market II Index Fund Investor Shares	41.0%
Vanguard Total Stock Market Index Fund Investor Shares	24.3%
Vanguard Total International Bond II Index Fund Investor Shares	18.1%
Vanguard Total International Stock Index Fund Investor Shares	16.0%
Other Assets and Liabilities—Net	0.6%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR724

Vanguard LifeStrategy Moderate Growth Fund
Investor Shares (VSMGX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard LifeStrategy Moderate Growth Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$14	0.13%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Moderate Growth Composite Index. This was largely because of differences in the price of international equity securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing. The Fund also diverged from the index due to tax withholding differences that were tied to investments in international equity securities.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  As a fund of funds, the Fund provides a broadly diversified portfolio in a single fund. Its four underlying funds posted returns as follows: U.S. stocks about 38%, U.S. bonds about 10%, international stocks about 23%, and international bonds more than 9%.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	22.87%	6.64%	6.44%
Moderate Growth Composite Index	23.26%	7.10%	6.78%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$21,375
Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of October 31, 2024)
Vanguard Total Stock Market Index Fund Investor Shares	36.3%
Vanguard Total Bond Market II Index Fund Investor Shares	27.1%
Vanguard Total International Stock Index Fund Investor Shares	24.0%
Vanguard Total International Bond II Index Fund Investor Shares	12.0%
Other Assets and Liabilities—Net	0.6%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR914

Vanguard LifeStrategy Growth Fund
Investor Shares (VASGX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard LifeStrategy Growth Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.14%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the Growth Composite Index. This was largely because of differences in the price of international equity securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing. The Fund also diverged from the index due to tax withholding differences that were tied to investments in international equity securities.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  As a fund of funds, the Fund provides a broadly diversified portfolio in a single fund. Its four underlying funds posted returns as follows: U.S. stocks about 38%, U.S. bonds about 10%, international stocks about 23%, and international bonds more than 9%.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	27.32%	8.87%	7.94%
Growth Composite Index	27.85%	9.36%	8.32%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$22,003
Number of Portfolio Holdings	7
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of October 31, 2024)
Vanguard Total Stock Market Index Fund Investor Shares	48.6%
Vanguard Total International Stock Index Fund Investor Shares	31.5%
Vanguard Total Bond Market II Index Fund Investor Shares	13.3%
Vanguard Total International Bond II Index Fund Investor Shares	5.9%
Other Assets and Liabilities—Net	0.7%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR122

Vanguard STAR Fund
Investor Shares (VGSTX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard STAR Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$34	0.30%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its benchmark, the STAR Composite Index.
  Global economic growth appeared relatively stable at around 3% during the period. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. U.S. stocks and bonds both posted very strong returns.
  As a fund of funds, the Fund reflects the results of 10 underlying actively managed Vanguard funds invested in U.S. stocks, non-U.S. stocks, and U.S. bonds. Of those, stock funds made up about 63% of the Fund’s assets.
  Total returns for the 10 underlying funds ranged from about 9% for Vanguard Short-Term Investment-Grade Fund to about 47% for Vanguard U.S. Growth Fund. Vanguard Long-Term Investment-Grade Fund delivered the highest return (about 18%) among STAR’s bond funds, while Vanguard International Value Fund reported the lowest return (about 19%) among the stock funds.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	24.07%	7.85%	7.42%
STAR Composite Index	24.53%	8.18%	7.40%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$23,180
Number of Portfolio Holdings	11
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of October 31, 2024)
Vanguard WindsorTM II Fund Investor Shares	14.3%
Vanguard Short-Term Investment-Grade Fund Investor Shares	12.6%
Vanguard GNMA Fund Investor Shares	12.3%
Vanguard Long-Term Investment-Grade Fund Investor Shares	12.1%
Vanguard U.S. Growth Fund Investor Shares	12.1%
Vanguard International Growth Fund Investor Shares	9.5%
Vanguard International Value Fund Investor Shares	9.3%
Vanguard Windsor Fund Investor Shares	7.9%
Vanguard PRIMECAP Fund Investor Shares	6.0%
Vanguard ExplorerTM Fund Investor Shares	3.9%
Other Assets and Liabilities—Net	(0.0)%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR56

Vanguard Total International Stock Index Fund
Investor Shares (VGTSX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.17%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  The Fund’s benchmark posted solid results across all regions and sectors. Of the two largest regions in the benchmark by weight, emerging markets posted the strongest returns; given its heavier weighting in the index, however, Europe contributed most to the Fund’s returns. By sector, financials, industrials, and technology contributed most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	23.32%	5.93%	4.88%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$441,691
Number of Portfolio Holdings	8,695
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$25,598
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	1.0%
Asia	44.7%
Europe	38.7%
North America	8.0%
Oceania	5.1%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR113

Vanguard Total International Stock Index Fund
ETF Shares (VXUS) Nasdaq
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  The Fund’s benchmark posted solid results across all regions and sectors. Of the two largest regions in the benchmark by weight, emerging markets posted the strongest returns; given its heavier weighting in the index, however, Europe contributed most to the Fund’s returns. By sector, financials, industrials, and technology contributed most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	23.37%	6.04%	4.97%
ETF Shares Market Price	23.36%	6.05%	4.96%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$441,691
Number of Portfolio Holdings	8,695
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$25,598
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	1.0%
Asia	44.7%
Europe	38.7%
North America	8.0%
Oceania	5.1%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3369

Vanguard Total International Stock Index Fund
Admiral™ Shares (VTIAX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.11%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  The Fund’s benchmark posted solid results across all regions and sectors. Of the two largest regions in the benchmark by weight, emerging markets posted the strongest returns; given its heavier weighting in the index, however, Europe contributed most to the Fund’s returns. By sector, financials, industrials, and technology contributed most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	23.34%	5.98%	4.94%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$441,691
Number of Portfolio Holdings	8,695
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$25,598
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	1.0%
Asia	44.7%
Europe	38.7%
North America	8.0%
Oceania	5.1%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR569

Vanguard Total International Stock Index Fund
Institutional Shares (VTSNX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  The Fund’s benchmark posted solid results across all regions and sectors. Of the two largest regions in the benchmark by weight, emerging markets posted the strongest returns; given its heavier weighting in the index, however, Europe contributed most to the Fund’s returns. By sector, financials, industrials, and technology contributed most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	23.37%	6.02%	4.97%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$441,691
Number of Portfolio Holdings	8,695
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$25,598
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	1.0%
Asia	44.7%
Europe	38.7%
North America	8.0%
Oceania	5.1%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1869

Vanguard Total International Stock Index Fund
Institutional Plus Shares (VTPSX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$8	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  The Fund’s benchmark posted solid results across all regions and sectors. Of the two largest regions in the benchmark by weight, emerging markets posted the strongest returns; given its heavier weighting in the index, however, Europe contributed most to the Fund’s returns. By sector, financials, industrials, and technology contributed most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	23.38%	6.03%	4.99%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$441,691
Number of Portfolio Holdings	8,695
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$25,598
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	1.0%
Asia	44.7%
Europe	38.7%
North America	8.0%
Oceania	5.1%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1870

Vanguard Total International Stock Index Fund
Institutional Select Shares (VTISX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$5	0.047%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark index, largely because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  The Fund’s benchmark posted solid results across all regions and sectors. Of the two largest regions in the benchmark by weight, emerging markets posted the strongest returns; given its heavier weighting in the index, however, Europe contributed most to the Fund’s returns. By sector, financials, industrials, and technology contributed most.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 24, 2016, Through October 31, 2024
Initial Investment of $ 3,000,000,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/24/2016)
Institutional Select Shares	23.42%	6.06%	7.51%
FTSE Global All Cap ex US Index	24.45%	6.12%	7.52%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$441,691
Number of Portfolio Holdings	8,695
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$25,598
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	1.0%
Asia	44.7%
Europe	38.7%
North America	8.0%
Oceania	5.1%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1969

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
(a) Audit Fees.	$202,000	$205,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$202,000	$205,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$1,517,669	$3,295,934
Tax Fees.	$1,916,879	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$3,702,548	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2024
Vanguard LifeStrategy® Funds
Vanguard LifeStrategy Income Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Moderate Growth Fund
Vanguard LifeStrategy Growth Fund

Contents
LifeStrategy Income Fund	1
LifeStrategy Conservative Growth Fund	9
LifeStrategy Moderate Growth Fund	17
LifeStrategy Growth Fund	25
Report of Independent Registered Public Accounting Firm	33
Tax information	34

LifeStrategy Income Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (11.5%)
	Vanguard Total Stock Market Index Fund Investor Shares	3,337,988	456,604
International Stock Fund (7.9%)
	Vanguard Total International Stock Index Fund Investor Shares	15,737,114	312,067
U.S. Bond Fund (55.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	233,333,852	2,212,005
International Bond Fund (24.3%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	106,714,392	964,698
Total Investment Companies (Cost $3,722,486)			3,945,374
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.834% (Cost $24,845)	248,543	24,851
Total Investments (100.0%) (Cost $3,747,331)			3,970,225
Other Assets and Liabilities—Net (0.0%)			361
Net Assets (100%)			3,970,586
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2024	110	12,152	(405)
E-mini S&P 500 Index	December 2024	46	13,198	110
				(295)
See accompanying Notes, which are an integral part of the Financial Statements.
1

LifeStrategy Income Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $3,747,331)	3,970,225
Cash Collateral Pledged—Futures Contracts	896
Receivables for Investment Securities Sold	900
Receivables for Accrued Income	8,899
Receivables for Capital Shares Issued	1,223
Total Assets	3,982,143
Liabilities
Payables for Investment Securities Purchased	8,890
Payables for Capital Shares Redeemed	2,380
Variation Margin Payable—Futures Contracts	287
Total Liabilities	11,557
Net Assets	3,970,586
At October 31, 2024, net assets consisted of:

Paid-in Capital	3,704,983
Total Distributable Earnings (Loss)	265,603
Net Assets	3,970,586

Net Assets
Applicable to 255,500,403 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,970,586
Net Asset Value Per Share	$15.54
See accompanying Notes, which are an integral part of the Financial Statements.
2

LifeStrategy Income Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	143,874
Net Investment Income—Note B	143,874
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	86,654
Futures Contracts	3,818
Realized Net Gain (Loss)	90,472
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	308,565
Futures Contracts	1,254
Change in Unrealized Appreciation (Depreciation)	309,819
Net Increase (Decrease) in Net Assets Resulting from Operations	544,165
See accompanying Notes, which are an integral part of the Financial Statements.
3

LifeStrategy Income Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	143,874	110,240
Realized Net Gain (Loss)	90,472	34,529
Change in Unrealized Appreciation (Depreciation)	309,819	(15,817)
Net Increase (Decrease) in Net Assets Resulting from Operations	544,165	128,952
Distributions
Total Distributions	(145,956)	(108,175)
Capital Share Transactions
Issued	427,599	420,400
Issued in Lieu of Cash Distributions	132,340	98,550
Redeemed	(998,126)	(1,008,015)
Net Increase (Decrease) from Capital Share Transactions	(438,187)	(489,065)
Total Increase (Decrease)	(39,978)	(468,288)
Net Assets
Beginning of Period	4,010,564	4,478,852
End of Period	3,970,586	4,010,564
See accompanying Notes, which are an integral part of the Financial Statements.
4

LifeStrategy Income Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.09	$14.09	$17.40	$16.73	$16.24
Investment Operations
Net Investment Income[1]	.541	.366	.368	.261	.393
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.046	.092	—
Net Realized and Unrealized Gain (Loss) on Investments	1.461	(.004)	(3.042)	.656	.501
Total from Investment Operations	2.002	.362	(2.628)	1.009	.894
Distributions
Dividends from Net Investment Income	(.552)	(.362)	(.365)	(.264)	(.401)
Distributions from Realized Capital Gains	—	—	(.317)	(.075)	(.003)
Total Distributions	(.552)	(.362)	(.682)	(.339)	(.404)
Net Asset Value, End of Period	$15.54	$14.09	$14.09	$17.40	$16.73
Total Return[3]	14.31%	2.52%	-15.59%	6.06%	5.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,971	$4,011	$4,479	$6,098	$5,603
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.55%	2.50%	2.34%	1.51%	2.39%
Portfolio Turnover Rate	5%	4%	26%	7%	17%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
5

LifeStrategy Income Fund
Notes to Financial Statements
Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
6

LifeStrategy Income Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	3,149
Total Distributable Earnings (Loss)	(3,149)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	12,309
Undistributed Long-Term Gains	72,540
Net Unrealized Gains (Losses)	180,754
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	265,603
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	145,956	108,175
Long-Term Capital Gains	—	—
Total	145,956	108,175
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,789,471
Gross Unrealized Appreciation	451,047
Gross Unrealized Depreciation	(270,293)
Net Unrealized Appreciation (Depreciation)	180,754
7

LifeStrategy Income Fund
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2024 Shares (000)	2023 Shares (000)
Issued	28,021	28,658
Issued in Lieu of Cash Distributions	8,626	6,794
Redeemed	(65,707)	(68,841)
Net Increase (Decrease) in Shares Outstanding	(29,060)	(33,389)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	25,141	NA1	NA1	2	(1)	1,509	—	24,851
Vanguard Total Bond Market II Index Fund	2,232,463	96,921	261,500	(29,253)	173,374	81,038	—	2,212,005
Vanguard Total International Bond II Index Fund	975,871	51,106	106,473	(2,003)	46,197	45,268	—	964,698
Vanguard Total International Stock Index Fund	315,007	20,693	83,573	11,085	48,855	9,760	—	312,067
Vanguard Total Stock Market Index Fund	461,098	29,989	181,446	106,823	40,140	6,299	—	456,604
Total	4,009,580	198,709	632,992	86,654	308,565	143,874	—	3,970,225
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
8

LifeStrategy Conservative Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (24.3%)
	Vanguard Total Stock Market Index Fund Investor Shares	18,270,542	2,499,227
International Stock Fund (16.0%)
	Vanguard Total International Stock Index Fund Investor Shares	83,203,324	1,649,922
U.S. Bond Fund (41.0%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	445,321,602	4,221,649
International Bond Fund (18.1%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	206,196,673	1,864,018
Total Investment Companies (Cost $7,974,316)			10,234,816
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.834% (Cost $63,803)	638,273	63,821
Total Investments (100.0%) (Cost $8,038,119)			10,298,637
Other Assets and Liabilities—Net (0.0%)			3,505
Net Assets (100%)			10,302,142
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2024	318	35,129	(1,170)
E-mini S&P 500 Index	December 2024	121	34,718	289
				(881)
See accompanying Notes, which are an integral part of the Financial Statements.
9

LifeStrategy Conservative Growth Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $8,038,119)	10,298,637
Cash Collateral Pledged—Futures Contracts	2,407
Receivables for Investment Securities Sold	3,466
Receivables for Accrued Income	17,118
Receivables for Capital Shares Issued	3,207
Total Assets	10,324,835
Liabilities
Payables for Investment Securities Purchased	17,095
Payables for Capital Shares Redeemed	4,837
Variation Margin Payable—Futures Contracts	761
Total Liabilities	22,693
Net Assets	10,302,142
At October 31, 2024, net assets consisted of:

Paid-in Capital	7,729,452
Total Distributable Earnings (Loss)	2,572,690
Net Assets	10,302,142

Net Assets
Applicable to 480,475,761 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,302,142
Net Asset Value Per Share	$21.44
See accompanying Notes, which are an integral part of the Financial Statements.
10

LifeStrategy Conservative Growth Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	321,120
Net Investment Income—Note B	321,120
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1
Affiliated Funds Sold	396,606
Futures Contracts	9,856
Realized Net Gain (Loss)	406,463
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	977,568
Futures Contracts	3,119
Change in Unrealized Appreciation (Depreciation)	980,687
Net Increase (Decrease) in Net Assets Resulting from Operations	1,708,270
See accompanying Notes, which are an integral part of the Financial Statements.
11

LifeStrategy Conservative Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	321,120	243,820
Realized Net Gain (Loss)	406,463	239,488
Change in Unrealized Appreciation (Depreciation)	980,687	(31,120)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,708,270	452,188
Distributions
Total Distributions	(552,586)	(311,559)
Capital Share Transactions
Issued	995,329	869,660
Issued in Lieu of Cash Distributions	510,040	287,266
Redeemed	(1,896,427)	(1,659,489)
Net Increase (Decrease) from Capital Share Transactions	(391,058)	(502,563)
Total Increase (Decrease)	764,626	(361,934)
Net Assets
Beginning of Period	9,537,516	9,899,450
End of Period	10,302,142	9,537,516
See accompanying Notes, which are an integral part of the Financial Statements.
12

LifeStrategy Conservative Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.10	$18.87	$23.66	$21.49	$20.79
Investment Operations
Net Investment Income[1]	.656	.476	.472	.360	.488
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.044	.089	—
Net Realized and Unrealized Gain (Loss) on Investments	2.822	.363	(4.327)	2.435	.715
Total from Investment Operations	3.478	.839	(3.811)	2.884	1.203
Distributions
Dividends from Net Investment Income	(.667)	(.468)	(.471)	(.362)	(.494)
Distributions from Realized Capital Gains	(.471)	(.141)	(.508)	(.352)	(.009)
Total Distributions	(1.138)	(.609)	(.979)	(.714)	(.503)
Net Asset Value, End of Period	$21.44	$19.10	$18.87	$23.66	$21.49
Total Return[3]	18.51%	4.43%	-16.67%	13.57%	5.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,302	$9,538	$9,899	$12,746	$10,790
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.15%	2.40%	2.23%	1.55%	2.32%
Portfolio Turnover Rate	5%	4%	21%	5%	23%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
13

LifeStrategy Conservative Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
14

LifeStrategy Conservative Growth Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	26,923
Total Distributable Earnings (Loss)	(26,923)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	30,344
Undistributed Long-Term Gains	365,048
Net Unrealized Gains (Losses)	2,177,298
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	2,572,690
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	324,934	238,847
Long-Term Capital Gains	227,652	72,712
Total	552,586	311,559
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,121,339
Gross Unrealized Appreciation	2,707,418
Gross Unrealized Depreciation	(530,120)
Net Unrealized Appreciation (Depreciation)	2,177,298
15

LifeStrategy Conservative Growth Fund
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2024 Shares (000)	2023 Shares (000)
Issued	47,730	43,876
Issued in Lieu of Cash Distributions	24,647	14,811
Redeemed	(91,331)	(83,907)
Net Increase (Decrease) in Shares Outstanding	(18,954)	(25,220)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	67,235	NA1	NA1	1	(1)	4,040	1	63,821
Vanguard Total Bond Market II Index Fund	3,976,385	235,283	251,805	(12,195)	273,981	151,732	—	4,221,649
Vanguard Total International Bond II Index Fund	1,743,110	92,164	52,423	(29)	81,196	84,020	—	1,864,018
Vanguard Total International Stock Index Fund	1,508,862	96,804	248,621	30,926	261,951	48,862	—	1,649,922
Vanguard Total Stock Market Index Fund	2,240,253	110,787	590,157	377,903	360,441	32,466	—	2,499,227
Total	9,535,845	535,038	1,143,006	396,606	977,568	321,120	1	10,298,637
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
16

LifeStrategy Moderate Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (36.3%)
	Vanguard Total Stock Market Index Fund Investor Shares	56,749,916	7,762,821
International Stock Fund (24.0%)
	Vanguard Total International Stock Index Fund Investor Shares	258,577,697	5,127,596
U.S. Bond Fund (27.1%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	611,687,199	5,798,794
International Bond Fund (12.0%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	283,288,917	2,560,932
Total Investment Companies (Cost $13,608,667)			21,250,143
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.834% (Cost $126,520)	1,265,605	126,548
Total Investments (100.0%) (Cost $13,735,187)			21,376,691
Other Assets and Liabilities—Net (0.0%)			(1,853)
Net Assets (100%)			21,374,838
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2024	611	67,496	(2,249)
E-mini S&P 500 Index	December 2024	213	61,115	510
				(1,739)
See accompanying Notes, which are an integral part of the Financial Statements.
17

LifeStrategy Moderate Growth Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $13,735,187)	21,376,691
Cash Collateral Pledged—Futures Contracts	4,333
Receivables for Investment Securities Sold	675
Receivables for Accrued Income	23,695
Receivables for Capital Shares Issued	5,025
Total Assets	21,410,419
Liabilities
Payables for Investment Securities Purchased	23,662
Payables for Capital Shares Redeemed	10,567
Variation Margin Payable—Futures Contracts	1,352
Total Liabilities	35,581
Net Assets	21,374,838
At October 31, 2024, net assets consisted of:

Paid-in Capital	12,846,358
Total Distributable Earnings (Loss)	8,528,480
Net Assets	21,374,838

Net Assets
Applicable to 646,547,904 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,374,838
Net Asset Value Per Share	$33.06
See accompanying Notes, which are an integral part of the Financial Statements.
18

LifeStrategy Moderate Growth Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	574,855
Net Investment Income—Note B	574,855
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1
Affiliated Funds Sold	907,854
Futures Contracts	18,920
Realized Net Gain (Loss)	926,775
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	2,667,887
Futures Contracts	5,861
Change in Unrealized Appreciation (Depreciation)	2,673,748
Net Increase (Decrease) in Net Assets Resulting from Operations	4,175,378
See accompanying Notes, which are an integral part of the Financial Statements.
19

LifeStrategy Moderate Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	574,855	441,638
Realized Net Gain (Loss)	926,775	274,559
Change in Unrealized Appreciation (Depreciation)	2,673,748	375,154
Net Increase (Decrease) in Net Assets Resulting from Operations	4,175,378	1,091,351
Distributions
Total Distributions	(841,949)	(513,788)
Capital Share Transactions
Issued	2,066,103	1,649,703
Issued in Connection with Acquisition of Vanguard Managed Allocation Fund—Note F	—	1,071,642
Issued in Lieu of Cash Distributions	776,357	478,648
Redeemed	(3,550,066)	(2,746,691)
Net Increase (Decrease) from Capital Share Transactions	(707,606)	453,302
Total Increase (Decrease)	2,625,823	1,030,865
Net Assets
Beginning of Period	18,749,015	17,718,150
End of Period	21,374,838	18,749,015
See accompanying Notes, which are an integral part of the Financial Statements.
20

LifeStrategy Moderate Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$28.04	$27.13	$34.35	$29.27	$28.29
Investment Operations
Net Investment Income[1]	.873	.668	.660	.528	.633
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.041	.082	—
Net Realized and Unrealized Gain (Loss) on Investments	5.438	1.025	(6.612)	5.561	1.012
Total from Investment Operations	6.311	1.693	(5.911)	6.171	1.645
Distributions
Dividends from Net Investment Income	(.868)	(.627)	(.655)	(.537)	(.647)
Distributions from Realized Capital Gains	(.423)	(.156)	(.654)	(.554)	(.018)
Total Distributions	(1.291)	(.783)	(1.309)	(1.091)	(.665)
Net Asset Value, End of Period	$33.06	$28.04	$27.13	$34.35	$29.27
Total Return[3]	22.87%	6.26%	-17.80%	21.38%	5.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,375	$18,749	$17,718	$22,295	$17,658
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.76%	2.31%	2.17%	1.60%	2.23%
Portfolio Turnover Rate	6%	5%	15%	5%	21%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
21

LifeStrategy Moderate Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
22

LifeStrategy Moderate Growth Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	66,411
Total Distributable Earnings (Loss)	(66,411)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	160,172
Undistributed Long-Term Gains	844,557
Net Unrealized Gains (Losses)	7,523,751
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	8,528,480
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	574,307	413,296
Long-Term Capital Gains	267,642	100,492
Total	841,949	513,788
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	13,852,940
Gross Unrealized Appreciation	8,211,665
Gross Unrealized Depreciation	(687,914)
Net Unrealized Appreciation (Depreciation)	7,523,751
23

LifeStrategy Moderate Growth Fund
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2024 Shares (000)	2023 Shares (000)
Issued	65,495	57,191
Issued in Connection with Acquisition of Vanguard Managed Allocation Fund—Note F	—	36,763
Issued in Lieu of Cash Distributions	25,136	17,062
Redeemed	(112,771)	(95,326)
Net Increase (Decrease) in Shares Outstanding	(22,140)	15,690
F.  On May 19, 2023, the fund acquired all the net assets of Vanguard Managed Allocation Fund pursuant to a plan of reorganization approved by the funds' board of trustees in February 2023. The purpose of the transaction was to combine two funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of 36,763,000 shares of the fund for 68,695,000 shares of the Vanguard Managed Allocation Fund. Vanguard Managed Allocation Fund's net assets of $1,071,642,000 including $153,596,000 of unrealized appreciation, were combined with the fund's net assets of $18,749,286,000, resulting in combined net assets of $19,820,928,000.
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	131,477	NA1	NA1	7	(1)	7,769	1	126,548
Vanguard Total Bond Market II Index Fund	5,150,436	550,822	245,312	(16,596)	359,444	205,027	—	5,798,794
Vanguard Total International Bond II Index Fund	2,304,812	200,125	53,541	387	109,149	112,772	—	2,560,932
Vanguard Total International Stock Index Fund	4,479,956	242,217	470,285	38,130	837,578	149,072	—	5,127,596
Vanguard Total Stock Market Index Fund	6,679,214	183,858	1,347,894	885,926	1,361,717	100,215	—	7,762,821
Total	18,745,895	1,177,022	2,117,032	907,854	2,667,887	574,855	1	21,376,691
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
24

LifeStrategy Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (48.6%)
	Vanguard Total Stock Market Index Fund Investor Shares	78,127,593	10,687,073
International Stock Fund (31.5%)
	Vanguard Total International Stock Index Fund Investor Shares	349,624,571	6,933,055
U.S. Bond Fund (13.3%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	309,236,671	2,931,564
International Bond Fund (5.9%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	142,864,917	1,291,499
Total Investment Companies (Cost $11,354,250)			21,843,191
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 4.834% (Cost $160,945)	1,609,899	160,974
Total Investments (100.0%) (Cost $11,515,195)			22,004,165
Other Assets and Liabilities—Net (0.0%)			(1,191)
Net Assets (100%)			22,002,974
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2024	731	80,753	(2,690)
E-mini S&P 500 Index	December 2024	293	84,069	701
				(1,989)
See accompanying Notes, which are an integral part of the Financial Statements.
25

LifeStrategy Growth Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $11,515,195)	22,004,165
Cash Collateral Pledged—Futures Contracts	5,747
Receivables for Investment Securities Sold	2,359
Receivables for Accrued Income	12,335
Receivables for Capital Shares Issued	4,492
Total Assets	22,029,098
Liabilities
Payables for Investment Securities Purchased	12,327
Payables for Capital Shares Redeemed	11,963
Variation Margin Payable—Futures Contracts	1,834
Total Liabilities	26,124
Net Assets	22,002,974
At October 31, 2024, net assets consisted of:

Paid-in Capital	10,704,784
Total Distributable Earnings (Loss)	11,298,190
Net Assets	22,002,974

Net Assets
Applicable to 477,183,799 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,002,974
Net Asset Value Per Share	$46.11
See accompanying Notes, which are an integral part of the Financial Statements.
26

LifeStrategy Growth Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	495,845
Net Investment Income—Note B	495,845
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	2
Affiliated Funds Sold	805,429
Futures Contracts	17,745
Realized Net Gain (Loss)	823,176
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	3,532,964
Futures Contracts	8,585
Change in Unrealized Appreciation (Depreciation)	3,541,549
Net Increase (Decrease) in Net Assets Resulting from Operations	4,860,570
See accompanying Notes, which are an integral part of the Financial Statements.
27

LifeStrategy Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	495,845	410,286
Realized Net Gain (Loss)	823,176	109,850
Change in Unrealized Appreciation (Depreciation)	3,541,549	871,120
Net Increase (Decrease) in Net Assets Resulting from Operations	4,860,570	1,391,256
Distributions
Total Distributions	(620,172)	(417,946)
Capital Share Transactions
Issued	2,061,373	1,640,645
Issued in Lieu of Cash Distributions	583,587	394,381
Redeemed	(2,919,915)	(2,248,485)
Net Increase (Decrease) from Capital Share Transactions	(274,955)	(213,459)
Total Increase (Decrease)	3,965,443	759,851
Net Assets
Beginning of Period	18,037,531	17,277,680
End of Period	22,002,974	18,037,531
See accompanying Notes, which are an integral part of the Financial Statements.
28

LifeStrategy Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$37.33	$35.36	$45.26	$36.15	$34.92
Investment Operations
Net Investment Income[1]	1.029	.843	.845	.705	.740
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.026	.051	—
Net Realized and Unrealized Gain (Loss) on Investments	9.049	1.990	(9.175)	9.813	1.246
Total from Investment Operations	10.078	2.833	(8.304)	10.569	1.986
Distributions
Dividends from Net Investment Income	(1.023)	(.820)	(.851)	(.709)	(.749)
Distributions from Realized Capital Gains	(.275)	(.043)	(.745)	(.750)	(.007)
Total Distributions	(1.298)	(.863)	(1.596)	(1.459)	(.756)
Net Asset Value, End of Period	$46.11	$37.33	$35.36	$45.26	$36.15
Total Return[3]	27.32%	8.03%	-18.92%	29.69%	5.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,003	$18,038	$17,278	$21,449	$16,125
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.36%	2.20%	2.12%	1.65%	2.12%
Portfolio Turnover Rate	5%	3%	8%	4%	13%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
29

LifeStrategy Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
30

LifeStrategy Growth Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	50,268
Total Distributable Earnings (Loss)	(50,268)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	120,067
Undistributed Long-Term Gains	765,084
Net Unrealized Gains (Losses)	10,413,039
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	11,298,190
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	494,414	397,014
Long-Term Capital Gains	125,758	20,932
Total	620,172	417,946
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,591,126
Gross Unrealized Appreciation	10,799,704
Gross Unrealized Depreciation	(386,665)
Net Unrealized Appreciation (Depreciation)	10,413,039
31

LifeStrategy Growth Fund
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2024 Shares (000)	2023 Shares (000)
Issued	47,533	42,873
Issued in Lieu of Cash Distributions	13,758	10,602
Redeemed	(67,331)	(58,826)
Net Increase (Decrease) in Shares Outstanding	(6,040)	(5,351)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	212,261	NA1	NA1	6	(5)	10,073	2	160,974
Vanguard Total Bond Market II Index Fund	2,372,481	439,661	39,106	(3,408)	161,936	99,550	—	2,931,564
Vanguard Total International Bond II Index Fund	1,064,775	178,455	3,607	(48)	51,924	54,428	—	1,291,499
Vanguard Total International Stock Index Fund	5,659,078	226,576	77,878	6,580	1,118,699	195,984	—	6,933,055
Vanguard Total Stock Market Index Fund	8,722,759	142,896	1,181,291	802,299	2,200,410	135,810	—	10,687,073
Total	18,031,354	987,588	1,301,882	805,429	3,532,964	495,845	2	22,004,165
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
32

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund (four of the funds constituting Vanguard STAR Funds, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
33

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
LifeStrategy Income Fund	3.8%
LifeStrategy Conservative Growth Fund	8.5
LifeStrategy Moderate Growth Fund	14.5
LifeStrategy Growth Fund	23.0
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Fund	($000)
LifeStrategy Income Fund	13,711
LifeStrategy Conservative Growth Fund	66,344
LifeStrategy Moderate Growth Fund	195,878
LifeStrategy Growth Fund	252,682
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
LifeStrategy Income Fund	33,063
LifeStrategy Conservative Growth Fund	62,539
LifeStrategy Moderate Growth Fund	85,833
LifeStrategy Growth Fund	44,926
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the LifeStrategy Income Fund, LifeStrategy Conservative Growth Fund, LifeStrategy Moderate Growth Fund and LifeStrategy Growth Fund for the fiscal year are qualified short-term capital gains.
The following amounts were distributed as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Fund	($000)
LifeStrategy Income Fund	3,008
LifeStrategy Conservative Growth Fund	253,611
LifeStrategy Moderate Growth Fund	332,300
LifeStrategy Growth Fund	175,292
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal  year.
Fund	Percentage
LifeStrategy Income Fund	87.1%
LifeStrategy Conservative Growth Fund	73.0
LifeStrategy Moderate Growth Fund	55.7
LifeStrategy Growth Fund	32.3
34

The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated to shareholders as foreign source income and foreign taxes paid. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Fund	Foreign Source Income ($000)	Foreign Taxes Paid ($000)
LifeStrategy Income Fund	28,273	760
LifeStrategy Conservative Growth Fund	82,175	3,500
LifeStrategy Moderate Growth Fund	191,151	10,371
LifeStrategy Growth Fund	212,098	13,411

Q880 122024
35

Financial Statements
For the year ended October 31, 2024
Vanguard STAR® Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	9
Tax information	10

STAR Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.2%)
Vanguard WindsorTM II Fund Investor Shares	68,467,472	3,321,357
Vanguard U.S. Growth Fund Investor Shares	40,015,413	2,791,075
Vanguard Windsor Fund Investor Shares	78,233,048	1,836,912
Vanguard PRIMECAP Fund Investor Shares	8,110,066	1,386,254
Vanguard ExplorerTM Fund Investor Shares	7,502,091	906,928
		10,242,526
International Stock Funds (18.8%)
Vanguard International Growth Fund Investor Shares	61,191,362	2,202,277
Vanguard International Value Fund Investor Shares	50,681,593	2,147,379
		4,349,656
U.S. Bond Funds (37.0%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	282,589,118	2,919,145
Vanguard GNMA Fund Investor Shares	311,860,983	2,869,121
Vanguard Long-Term Investment-Grade Fund Investor Shares	359,053,557	2,800,618
		8,588,884
Total Investment Companies (Cost $14,790,203)		23,181,066
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.834% (Cost $1)	10	1
Total Investments (100.0%) (Cost $14,790,204)		23,181,067
Other Assets and Liabilities—Net (0.0%)		(613)
Net Assets (100%)		23,180,454
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

STAR Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $14,790,204)	23,181,067
Receivables for Investment Securities Sold	6,754
Receivables for Accrued Income	30,302
Receivables for Capital Shares Issued	1,236
Total Assets	23,219,359
Liabilities
Due to Custodian	849
Payables for Investment Securities Purchased	30,310
Payables for Capital Shares Redeemed	7,746
Total Liabilities	38,905
Net Assets	23,180,454
At October 31, 2024, net assets consisted of:

Paid-in Capital	13,897,427
Total Distributable Earnings (Loss)	9,283,027
Net Assets	23,180,454

Net Assets
Applicable to 799,184,437 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,180,454
Net Asset Value Per Share	$29.01
See accompanying Notes, which are an integral part of the Financial Statements.
2

STAR Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	550,338
Net Investment Income—Note B	550,338
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	316,584
Affiliated Funds Sold	614,688
Realized Net Gain (Loss)	931,272
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	3,368,730
Net Increase (Decrease) in Net Assets Resulting from Operations	4,850,340
See accompanying Notes, which are an integral part of the Financial Statements.
3

STAR Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	550,338	479,888
Realized Net Gain (Loss)	931,272	662,067
Change in Unrealized Appreciation (Depreciation)	3,368,730	199,539
Net Increase (Decrease) in Net Assets Resulting from Operations	4,850,340	1,341,494
Distributions
Total Distributions	(1,233,361)	(1,696,712)
Capital Share Transactions
Issued	666,361	791,674
Issued in Lieu of Cash Distributions	1,158,761	1,598,030
Redeemed	(2,943,796)	(2,356,237)
Net Increase (Decrease) from Capital Share Transactions	(1,118,674)	33,467
Total Increase (Decrease)	2,498,305	(321,751)
Net Assets
Beginning of Period	20,682,149	21,003,900
End of Period	23,180,454	20,682,149
See accompanying Notes, which are an integral part of the Financial Statements.
4

STAR Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.68	$25.23	$34.17	$29.01	$27.51
Investment Operations
Net Investment Income[1]	.663	.563	.464	.395	.515
Capital Gain Distributions Received[1]	.381	.717	1.827	.960	.797
Net Realized and Unrealized Gain (Loss) on Investments	4.781	.233	(9.076)	5.846	1.816
Total from Investment Operations	5.825	1.513	(6.785)	7.201	3.128
Distributions
Dividends from Net Investment Income	(.652)	(.551)	(.449)	(.405)	(.544)
Distributions from Realized Capital Gains	(.843)	(1.512)	(1.706)	(1.636)	(1.084)
Total Distributions	(1.495)	(2.063)	(2.155)	(2.041)	(1.628)
Net Asset Value, End of Period	$29.01	$24.68	$25.23	$34.17	$29.01
Total Return[2]	24.07%	6.24%	-21.07%	25.52%	11.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,180	$20,682	$21,004	$28,992	$23,531
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.30%	0.31%	0.31%	0.31%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.38%	2.18%	1.61%	1.21%	1.87%
Portfolio Turnover Rate	4%	6%	12%	9%	26%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
5

STAR Fund
Notes to Financial Statements
Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2024, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
6

STAR Fund
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	50,845
Total Distributable Earnings (Loss)	(50,845)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	144,950
Undistributed Long-Term Gains	785,925
Net Unrealized Gains (Losses)	8,352,152
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	9,283,027
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	640,211	459,647
Long-Term Capital Gains	593,150	1,237,065
Total	1,233,361	1,696,712
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	14,828,915
Gross Unrealized Appreciation	9,323,544
Gross Unrealized Depreciation	(971,392)
Net Unrealized Appreciation (Depreciation)	8,352,152
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2024 Shares (000)	2023 Shares (000)
Issued	24,038	30,691
Issued in Lieu of Cash Distributions	42,688	66,179
Redeemed	(105,578)	(91,397)
Net Increase (Decrease) in Shares Outstanding	(38,852)	5,473
7

STAR Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2024 Market Value ($000)
Vanguard Explorer Fund	772,868	7,069	102,799	(5,834)	235,624	4,647	2,422	906,928
Vanguard GNMA Fund	2,611,263	99,073	20,703	124	179,364	99,070	—	2,869,121
Vanguard International Growth Fund	1,845,864	38,792	226,790	(30,292)	574,703	21,427	17,365	2,202,277
Vanguard International Value Fund	1,959,955	60,148	186,334	37,633	275,977	60,148	—	2,147,379
Vanguard Long-Term Investment-Grade Fund	2,483,609	136,905	132,127	(42,694)	354,925	136,904	—	2,800,618
Vanguard Market Liquidity Fund	991	NA1	NA1	(2)	—	34	—	1
Vanguard PRIMECAP Fund	1,250,751	94,760	226,355	103,624	163,474	14,542	80,219	1,386,254
Vanguard Short-Term Investment-Grade Fund	2,704,805	112,192	18,532	(520)	121,200	111,804	—	2,919,145
Vanguard U.S. Growth Fund	2,473,800	7,884	750,952	390,422	669,921	7,884	—	2,791,075
Vanguard Windsor Fund	1,624,611	144,508	198,690	12,334	254,149	38,018	106,490	1,836,912
Vanguard Windsor II Fund	2,954,631	165,948	488,508	149,893	539,393	55,860	110,088	3,321,357
Total	20,683,148	867,279	2,351,790	614,688	3,368,730	550,338	316,584	23,181,067
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
H.  Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
8

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard STAR Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard STAR Fund (one of the funds constituting Vanguard STAR Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
9

Tax information (unaudited)
For corporate shareholders, 10.4%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $184,207,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $23,170,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $642,269,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 53.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund designates to shareholders foreign source income of $86,666,000 and foreign taxes paid of $5,088,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q560 122024
10

Financial Statements
For the year ended October 31, 2024
Vanguard Total International Stock Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	146
Tax information	147

Total International Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.4%)
Australia (4.9%)
	Commonwealth Bank of Australia	23,361,942	2,179,071
	CSL Ltd.	6,728,997	1,263,405
	BHP Group Ltd. (XASX)	43,227,159	1,200,962
	National Australia Bank Ltd.	43,303,794	1,097,540
	Westpac Banking Corp.	48,414,332	1,016,788
	ANZ Group Holdings Ltd.	41,962,951	855,227
	BHP Group Ltd.	27,076,249	751,466
	Macquarie Group Ltd.	4,889,718	740,041
	Wesfarmers Ltd.	15,788,957	694,574
	Goodman Group	26,001,721	620,908
	Rio Tinto Ltd.	5,177,565	406,530
	Transurban Group	43,092,042	359,127
	Aristocrat Leisure Ltd.	8,853,127	356,247
	Woodside Energy Group Ltd. (XASX)	21,462,654	337,789
	Woolworths Group Ltd.	17,034,783	334,107
	Fortescue Ltd.	22,203,621	278,053
	QBE Insurance Group Ltd.	20,927,174	236,270
	Brambles Ltd.	19,435,053	233,998
	Amcor plc	20,035,902	220,880
	Coles Group Ltd.	18,152,900	209,512
	Suncorp Group Ltd.	17,743,767	208,139
*	Xero Ltd.	2,105,740	204,584
	Santos Ltd.	45,277,612	201,434
*	James Hardie Industries plc	6,046,006	192,827
	Northern Star Resources Ltd.	15,668,104	181,819
	WiseTech Global Ltd.	2,254,961	173,132
	Scentre Group	72,586,408	166,416
	Cochlear Ltd.	890,367	164,841
	Insurance Australia Group Ltd.	33,309,596	163,565
	South32 Ltd.	63,221,766	151,616
	Origin Energy Ltd.	23,963,777	151,310
	Computershare Ltd.	8,177,987	141,377
	Telstra Group Ltd.	56,401,893	141,198
	CAR Group Ltd.	5,133,685	126,448
	Sonic Healthcare Ltd.	6,685,419	117,799
	ASX Ltd.	2,706,444	115,259
	Stockland	33,396,805	112,935
	REA Group Ltd.	702,090	103,793
	Lottery Corp. Ltd.	31,010,446	101,326
	Medibank Pvt Ltd.	38,486,547	90,450
	Pro Medicus Ltd.	713,092	90,331
*	NEXTDC Ltd.	8,386,070	89,581
	Evolution Mining Ltd.	26,072,191	89,390
	Treasury Wine Estates Ltd.	11,341,812	84,206
	GPT Group	26,854,786	83,200
	BlueScope Steel Ltd.	6,180,989	82,135
	JB Hi-Fi Ltd.	1,525,501	81,862
	APA Group	17,878,039	81,859
	SEEK Ltd.	4,913,462	79,825
	Mirvac Group	55,259,016	77,249
	Orica Ltd.	6,783,479	77,053
	Woodside Energy Group Ltd.	4,892,708	76,477
	Vicinity Ltd.	52,859,370	75,146
	Seven Group Holdings Ltd.	2,744,681	74,779
*,1	Pilbara Minerals Ltd.	40,262,504	74,574
[1]	Washington H Soul Pattinson & Co. Ltd.	3,394,926	74,394
	Dexus	15,060,361	70,682
	Endeavour Group Ltd.	22,385,264	68,860
	Charter Hall Group	6,596,171	65,090
*	Lynas Rare Earths Ltd.	13,000,342	64,609

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Ramsay Health Care Ltd.	2,446,041	64,335
	Bendigo & Adelaide Bank Ltd.	7,921,478	63,822
	Technology One Ltd.	3,910,042	62,318
	ALS Ltd.	6,733,770	62,162
	Mineral Resources Ltd.	2,405,214	61,808
	Worley Ltd.	6,651,029	61,074
	Ampol Ltd.	3,322,244	60,825
	Qube Holdings Ltd.	24,490,134	59,730
*	Qantas Airways Ltd.	11,137,150	58,965
	AGL Energy Ltd.	8,325,562	57,163
	Cleanaway Waste Management Ltd.	31,138,039	55,749
	Steadfast Group Ltd.	15,356,618	55,306
	Aurizon Holdings Ltd.	24,659,908	54,678
*	Telix Pharmaceuticals Ltd.	3,975,447	54,323
	Incitec Pivot Ltd.	27,077,832	53,417
	Atlas Arteria Ltd.	15,803,107	50,589
	Reece Ltd.	2,974,580	44,323
	Whitehaven Coal Ltd.	9,752,933	43,619
*	Sandfire Resources Ltd.	6,322,964	42,792
	Lendlease Corp. Ltd.	9,635,313	42,691
*,2	Life360 Inc.	2,956,160	42,178
	Breville Group Ltd.	2,003,068	41,635
	Ansell Ltd.	2,026,420	41,207
	Bank of Queensland Ltd.	9,224,290	39,455
	Reliance Worldwide Corp. Ltd.	11,010,090	37,487
	HUB24 Ltd.	795,224	35,791
	Perseus Mining Ltd.	19,062,676	35,640
	IDP Education Ltd.	3,880,972	35,332
	Downer EDI Ltd.	9,340,916	34,226
	AMP Ltd.	36,228,065	33,842
	Ventia Services Group Pty Ltd.	11,177,712	33,570
*	Zip Co. Ltd.	16,727,401	32,610
	AUB Group Ltd.	1,488,486	31,195
	National Storage REIT	18,895,720	31,087
	Metcash Ltd.	15,214,255	30,518
	Flight Centre Travel Group Ltd.	2,849,915	29,807
	IGO Ltd.	8,662,503	29,675
	Orora Ltd.	18,763,571	29,657
	ARB Corp. Ltd.	1,067,585	28,922
	Challenger Ltd.	7,251,361	28,719
	Sigma Healthcare Ltd.	22,219,775	28,527
*	De Grey Mining Ltd.	27,526,102	27,402
*	Paladin Energy Ltd.	4,084,795	26,893
[2]	Viva Energy Group Ltd.	15,576,620	26,796
	nib holdings Ltd.	6,789,780	25,702
	Premier Investments Ltd.	1,137,496	25,032
	Ramelius Resources Ltd.	15,874,123	24,767
	Harvey Norman Holdings Ltd.	8,252,213	24,749
	Champion Iron Ltd.	6,428,656	24,674
*	Genesis Minerals Ltd.	15,260,526	24,367
	HMC Capital Ltd.	3,627,825	24,092
	Charter Hall Long Wale REIT	9,198,044	23,431
	Westgold Resources Ltd.	11,118,372	23,403
	Region RE Ltd.	16,081,286	23,125
*	Vault Minerals Ltd.	89,033,395	22,932
	Iluka Resources Ltd.	5,924,732	22,770
	New Hope Corp. Ltd.	7,111,375	22,705
	Super Retail Group Ltd.	2,271,843	21,543
*	Emerald Resources NL	7,654,664	21,024
	Netwealth Group Ltd.	1,162,976	20,983
	Perpetual Ltd.	1,580,580	20,973
	Insignia Financial Ltd.	9,345,432	20,228
	Beach Energy Ltd.	24,634,239	20,177
	Domino's Pizza Enterprises Ltd.	901,214	19,724
	Gold Road Resources Ltd.	15,107,372	19,704
	Yancoal Australia Ltd.	4,572,710	19,567
	HomeCo Daily Needs REIT	24,208,066	19,199
*	West African Resources Ltd.	15,895,918	19,083
	GrainCorp Ltd. Class A	3,126,634	18,475
*	Bellevue Gold Ltd.	17,400,232	18,465

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sims Ltd.	2,214,793	18,405
	Eagers Automotive Ltd.	2,519,727	18,282
	Pinnacle Investment Management Group Ltd.	1,351,726	17,754
	Codan Ltd.	1,686,355	17,448
*,3	Capricorn Metals Ltd.	4,316,836	17,386
*	Regis Resources Ltd.	9,757,065	17,187
*	Clarity Pharmaceuticals Ltd.	3,819,647	17,001
	BWP Trust	7,519,280	16,985
*	IRESS Ltd.	2,556,243	16,623
*	PEXA Group Ltd.	1,847,644	16,414
	GQG Partners Inc.	8,902,307	16,159
	Ingenia Communities Group	5,117,903	16,142
*	Resolute Mining Ltd.	29,499,883	15,773
	Charter Hall Retail REIT	7,110,548	15,742
	NRW Holdings Ltd.	6,092,363	15,353
	TPG Telecom Ltd.	5,142,041	15,220
	Waypoint REIT Ltd.	9,327,369	15,197
	Lovisa Holdings Ltd.	767,123	14,906
	Centuria Industrial REIT	7,431,892	14,844
	Brickworks Ltd.	827,673	14,704
	Nine Entertainment Co. Holdings Ltd.	18,685,868	14,377
*	Spartan Resources Ltd.	13,810,587	14,356
	Deterra Royalties Ltd.	5,931,862	14,351
	Bega Cheese Ltd.	4,218,611	14,219
	Bapcor Ltd.	4,688,757	14,049
*	WEB Travel Group Ltd.	5,307,387	13,938
*	Nuix Ltd.	2,697,492	13,623
	Amotiv Ltd.	1,950,005	13,572
	Nickel Industries Ltd.	22,894,159	13,526
	Nufarm Ltd.	5,321,723	13,411
	Centuria Capital Group	11,073,971	13,376
	Magellan Financial Group Ltd.	1,897,368	13,293
	Arena REIT	5,020,195	13,201
*	SiteMinder Ltd.	2,983,377	12,887
	Corporate Travel Management Ltd.	1,583,397	12,827
*,1	Mesoblast Ltd.	14,703,924	12,629
*	Boss Energy Ltd.	5,593,824	12,440
*	Neuren Pharmaceuticals Ltd.	1,518,254	12,220
	Elders Ltd.	2,167,196	12,089
	Imdex Ltd.	7,017,199	11,921
*	Deep Yellow Ltd.	13,155,566	11,671
*,1	Liontown Resources Ltd.	21,799,104	11,646
*	Temple & Webster Group Ltd.	1,530,559	11,564
*	Macquarie Technology Group Ltd.	210,214	11,416
*	PolyNovo Ltd.	8,510,768	11,382
	Monadelphous Group Ltd.	1,332,835	10,988
	IPH Ltd.	3,067,825	10,794
	Helia Group Ltd.	4,053,007	10,769
	EVT Ltd.	1,485,506	10,607
	Karoon Energy Ltd.	11,202,629	10,212
*	Healius Ltd.	9,278,011	10,037
	G8 Education Ltd.	11,156,057	9,827
	Perenti Ltd.	12,715,386	9,769
	Tabcorp Holdings Ltd.	31,770,865	9,746
	Nick Scali Ltd.	1,051,099	9,664
	Inghams Group Ltd.	5,096,351	9,579
*	Megaport Ltd.	2,107,052	9,563
	Data#3 Ltd.	1,993,890	9,552
*	Austal Ltd.	4,388,854	9,477
	Stanmore Resources Ltd.	4,549,899	9,336
*,1	Opthea Ltd.	16,950,541	9,296
*	Silex Systems Ltd.	2,688,747	9,124
*	Judo Capital Holdings Ltd.	7,336,345	9,016
	Credit Corp. Group Ltd.	791,960	8,948
*	Alpha HPA Ltd.	13,242,716	8,888
	Lifestyle Communities Ltd.	1,541,006	8,686
*	Tuas Ltd.	2,481,660	8,364
	Aussie Broadband Ltd.	3,458,610	8,259
	Collins Foods Ltd.	1,497,918	8,178
	McMillan Shakespeare Ltd.	825,372	7,920

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Regis Healthcare Ltd.	1,839,632	7,825
	Service Stream Ltd.	7,760,975	7,693
	Charter Hall Social Infrastructure REIT	4,441,968	7,571
	Hansen Technologies Ltd.	2,227,974	7,276
	Accent Group Ltd.	4,671,248	7,220
*,1	Vulcan Energy Resources Ltd.	2,093,959	7,024
	Kelsian Group Ltd.	2,732,070	6,995
*	Superloop Ltd.	5,713,905	6,981
	Domain Holdings Australia Ltd.	3,524,898	6,948
*	Nanosonics Ltd.	3,295,984	6,874
[2]	Coronado Global Resources Inc.	10,300,436	6,862
	Myer Holdings Ltd.	11,399,365	6,763
	Hotel Property Investments Ltd.	2,869,856	6,633
*,1	DroneShield Ltd.	10,583,485	6,552
	Johns Lyng Group Ltd.	2,604,289	6,521
	Growthpoint Properties Australia Ltd.	3,767,093	6,518
	Vulcan Steel Ltd.	1,325,844	6,480
	Rural Funds Group	5,167,866	6,333
*	Audinate Group Ltd.	1,021,838	6,227
	Abacus Storage King	7,547,014	6,214
*	FleetPartners Group Ltd.	3,226,304	6,184
	SmartGroup Corp. Ltd.	1,202,831	6,103
	Jumbo Interactive Ltd.	718,172	6,060
	Ridley Corp. Ltd.	3,399,358	5,904
	Platinum Asset Management Ltd.	7,251,336	5,830
	Clinuvel Pharmaceuticals Ltd.	624,010	5,810
*,1	Star Entertainment Group Ltd.	35,935,351	5,602
*,1	Chalice Mining Ltd.	4,737,843	5,594
	Abacus Group	6,969,931	5,539
*,1	ioneer Ltd.	29,122,532	5,498
*,1	Strike Energy Ltd.	38,853,763	5,432
	GWA Group Ltd.	3,451,641	5,264
	Dexus Industria REIT	2,947,451	5,213
	PWR Holdings Ltd.	871,440	5,200
	Centuria Office REIT	6,566,133	5,146
*	Bravura Solutions Ltd.	5,159,256	5,117
	oOh!media Ltd.	6,045,946	4,904
	Infomedia Ltd.	5,146,350	4,801
	Cromwell Property Group	17,493,500	4,763
*	Latin Resources Ltd.	37,378,733	4,730
	HealthCo REIT	6,055,631	4,570
[1]	Integral Diagnostics Ltd.	2,202,299	4,516
	Australian Ethical Investment Ltd.	1,506,552	4,452
*	Oceania Healthcare Ltd.	9,562,273	4,447
*	Select Harvests Ltd.	1,820,976	4,337
*,3	Leo Lithium Ltd.	12,697,269	4,220
*	Australian Agricultural Co. Ltd.	4,555,108	4,212
	MyState Ltd.	1,669,424	4,155
	Australian Clinical Labs Ltd.	1,724,780	4,101
	Dicker Data Ltd.	716,002	4,042
*	Cooper Energy Ltd.	35,164,096	4,036
	Navigator Global Investments Ltd.	3,215,305	3,643
*	Emeco Holdings Ltd.	7,081,556	3,587
*	St. Barbara Ltd.	11,558,627	3,490
*,1	BrainChip Holdings Ltd.	22,494,940	3,422
	Kogan.com Ltd.	1,083,667	3,297
*,1	Weebit Nano Ltd.	2,483,370	3,284
*	Mayne Pharma Group Ltd.	1,145,908	3,227
	Cedar Woods Properties Ltd.	852,351	3,219
*	OFX Group Ltd.	3,344,840	3,208
	Praemium Ltd.	6,841,258	3,035
*,1	Arafura Rare Earths Ltd.	30,754,376	3,015
	Australian Finance Group Ltd.	2,759,603	2,895
*,1	Cettire Ltd.	2,842,639	2,818
	GDI Property Group Partnership	6,792,882	2,814
*	Aurelia Metals Ltd.	22,993,468	2,797
*,1	Syrah Resources Ltd.	14,359,927	2,795
*	Webjet Group Ltd.	5,312,970	2,710
	SG Fleet Group Ltd.	1,516,771	2,694
*,1	Wildcat Resources Ltd.	12,796,575	2,687

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Imugene Ltd.	92,935,232	2,616
*,1	Sayona Mining Ltd.	115,164,485	2,546
*	Carnarvon Energy Ltd.	24,349,742	2,464
*	Alkane Resources Ltd.	6,587,274	2,454
*	Tyro Payments Ltd.	4,590,621	2,321
*	Omni Bridgeway Ltd.	3,856,349	2,318
	Humm Group Ltd.	4,927,046	2,296
*,3	AVZ Minerals Ltd.	33,065,566	2,176
[1]	Baby Bunting Group Ltd.	1,778,262	2,096
*,1	Core Lithium Ltd.	27,797,020	1,986
*	Mount Gibson Iron Ltd.	9,900,164	1,983
[1]	Solvar Ltd.	2,273,837	1,967
*,1	EML Payments Ltd.	4,387,565	1,923
*,1	Fineos Corp. Ltd.	1,913,967	1,699
*,1	Coast Entertainment Holdings Ltd.	5,437,328	1,595
	Jupiter Mines Ltd.	13,306,053	1,529
*,1	29Metals Ltd.	4,953,224	1,359
*,1	Novonix Ltd.	2,912,384	1,333
*,1	Calix Ltd.	2,240,911	1,294
*	Seven West Media Ltd.	11,915,399	1,253
*,3	Firefinch Ltd.	14,620,770	577
	Sims Ltd. ADR	57	—
			21,716,641
Austria (0.2%)
	Erste Group Bank AG	4,370,641	247,228
[2]	BAWAG Group AG	1,067,260	82,723
	OMV AG	1,976,890	81,924
	Verbund AG	921,800	75,914
	ANDRITZ AG	970,626	58,600
	Wienerberger AG	1,557,766	47,046
	Raiffeisen Bank International AG	1,797,215	32,195
[1]	voestalpine AG	1,535,235	31,959
	Vienna Insurance Group AG Wiener Versicherung Gruppe	526,565	16,808
*	DO & CO AG	102,980	16,009
	Oesterreichische Post AG	455,875	14,458
	EVN AG	509,894	14,163
	UNIQA Insurance Group AG	1,523,983	11,947
[1]	CA Immobilien Anlagen AG	470,220	11,401
	Telekom Austria AG Class A	1,229,761	10,166
*,1	Lenzing AG	263,593	9,043
*,1	IMMOFINANZ AG	441,967	7,179
	Strabag SE	180,771	7,117
*,1	AT&S Austria Technologie & Systemtechnik AG	345,769	6,347
	Schoeller-Bleckmann Oilfield Equipment AG	156,697	4,705
	Palfinger AG	197,594	4,392
	Porr AG	239,065	3,780
*	S IMMO AG	115,414	2,773
[1]	Agrana Beteiligungs AG	164,285	1,894
*	Eurotelesites AG	340,305	1,845
			801,616
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	12,657,301	750,469
*	Argenx SE	829,243	488,968
	UCB SA	1,689,665	325,343
	KBC Group NV	3,323,850	242,113
	Ageas SA/NV	2,302,882	120,184
	Groupe Bruxelles Lambert NV	1,169,070	84,471
	Syensqo SA	985,398	76,443
	Lotus Bakeries NV	5,594	73,327
	D'ieteren Group	311,643	67,470
	Ackermans & van Haaren NV	309,191	62,967
	Sofina SA	238,232	58,408
	Warehouses De Pauw CVA	2,404,903	57,234
	Elia Group SA/NV	524,709	49,929
	Aedifica SA	665,565	42,967
	Azelis Group NV	2,093,749	41,946
	Solvay SA	983,341	40,006
	Umicore SA	2,851,982	34,336
[1]	Cofinimmo SA	511,905	32,322

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Colruyt Group NV	667,097	31,164
	KBC Ancora	483,880	24,561
	Montea NV	281,547	20,617
	Melexis NV	280,498	18,319
	Shurgard Self Storage Ltd.	424,811	18,192
	Bekaert SA	480,831	17,572
	Xior Student Housing NV	499,406	16,778
	Fagron	798,953	16,171
	Proximus SADP	2,101,495	15,347
	Deme Group NV	95,892	14,661
	Barco NV	968,791	12,047
	Retail Estates NV	175,546	11,850
	VGP NV	139,114	11,699
	Gimv NV	281,754	11,632
	Tessenderlo Group SA	326,784	8,858
	Kinepolis Group NV	191,534	8,077
*	Ontex Group NV	943,089	7,935
[1]	CMB Tech NV	333,761	4,732
	bpost SA	1,403,444	3,674
			2,922,789
Brazil (0.9%)
	Vale SA	54,049,767	580,243
	Petroleo Brasileiro SA	51,609,563	348,712
	WEG SA	20,693,534	193,694
	B3 SA - Brasil Bolsa Balcao	77,533,831	142,436
	Ambev SA	60,214,578	131,660
	Centrais Eletricas Brasileiras SA	17,465,611	114,717
	Banco do Brasil SA	23,741,596	108,135
	Localiza Rent a Car SA	13,765,815	100,060
	Suzano SA	9,613,404	99,395
	JBS SA	15,801,553	98,430
	Banco BTG Pactual SA	16,409,940	92,313
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,305,461	84,507
	Equatorial Energia SA	13,570,550	75,401
*	Embraer SA	8,242,939	69,127
	PRIO SA	9,386,080	66,537
	Raia Drogasil SA	15,442,229	65,018
	Vibra Energia SA	15,467,292	59,692
	Rumo SA	17,271,233	59,454
	BB Seguridade Participacoes SA	9,334,160	55,334
[2]	Rede D'Or Sao Luiz SA	10,741,705	54,555
	Telefonica Brasil SA	5,207,926	47,423
	Banco Bradesco SA	21,111,242	46,525
	Lojas Renner SA	13,281,684	42,665
	Klabin SA	11,523,195	41,581
*	BRF SA	9,145,086	41,495
	Ultrapar Participacoes SA	11,460,435	41,414
*,2	Hapvida Participacoes e Investimentos SA	66,237,053	40,332
	Cosan SA	16,589,361	33,920
	Energisa SA	4,497,998	33,574
	CCR SA	15,407,127	32,648
	TOTVS SA	6,156,255	31,778
	Natura & Co. Holding SA	13,321,550	31,593
	Itau Unibanco Holding SA	5,817,954	30,384
	TIM SA	9,990,712	28,654
	XP MALLS FDO INV IMOB FII	1,587,426	28,476
	Allos SA	6,410,946	24,531
	Banco Santander Brasil SA	5,115,207	24,068
	Kinea Renda Imobiliaria FII	939,318	22,472
*	Sendas Distribuidora SA	16,541,431	21,432
	Santos Brasil Participacoes SA	9,783,047	21,374
*	Hypera SA	5,541,328	21,184
	Multiplan Empreendimentos Imobiliarios SA	4,347,138	19,243
	Transmissora Alianca de Energia Eletrica SA	2,996,575	18,153
	Kinea Indice de Precos FII	1,114,995	17,644
	Kinea Rendimentos Imobiliarios FII (BVMF)	974,201	17,614
	Engie Brasil Energia SA	2,405,433	17,256
[2]	GPS Participacoes e Empreendimentos SA	5,762,900	17,007
	Porto Seguro SA	2,554,958	16,861

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Embraer SA ADR	500,190	16,766
	Cia De Sanena Do Parana	3,334,895	15,576
	Caixa Seguridade Participacoes SA	6,250,600	15,570
	Iguatemi SA	4,069,200	14,881
*	Ambipar Participacoes e Empreendimentos SA Class B	664,329	14,859
	CPFL Energia SA	2,588,000	14,671
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,774,654	14,195
	Cia Paranaense de Energia - Copel	9,315,038	14,035
	Cia Siderurgica Nacional SA	6,865,233	13,978
	Tres Tentos Agroindustrial SA	6,914,900	13,600
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	501,944	13,532
*	Eneva SA	5,761,552	13,036
*	Marfrig Global Foods SA	4,774,742	12,959
	Brava Energia	4,161,278	12,223
	Azzas 2154 SA	1,616,468	11,532
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	698,508	11,099
	Fleury SA	4,272,243	10,952
	Neoenergia SA	3,139,600	10,373
	Cia de Saneamento de Minas Gerais Copasa MG	2,589,103	10,323
	Cia Energetica de Minas Gerais ADR	5,197,706	10,032
	Sao Martinho SA	2,261,717	9,906
	FII BTLG	574,697	9,547
*	Atacadao SA	7,284,665	9,438
	Direcional Engenharia SA	1,694,947	9,171
	Auren Energia SA	4,930,384	8,742
*	Magazine Luiza SA	5,277,165	8,636
*	IRB-Brasil Resseguros SA	1,119,784	8,395
	SLC Agricola SA	2,818,854	8,294
	Telefonica Brasil SA ADR	898,342	8,184
	Petroreconcavo SA	2,749,050	8,075
*	Orizon Valorizacao de Residuos SA	1,004,776	8,060
	Alupar Investimento SA	1,584,170	8,040
	CSN Mineracao SA	7,318,000	7,861
	XP Log FII	466,467	7,823
	M Dias Branco SA	1,730,092	7,485
	Fundo De Investimento Imobiliario Tg Ativo Real	417,575	7,381
	Odontoprev SA	3,865,908	7,356
	YDUQS Participacoes SA	3,986,420	7,317
	Itau Unibanco Holding SA ADR	1,201,809	7,271
*	Grupo Mateus SA	5,540,280	7,265
	Wilson Sons SA	2,641,700	7,261
	Vinci Shopping Centers FII	396,848	7,212
	Dexco SA	4,882,848	6,994
	Maxi Renda FII	4,036,937	6,739
*	Serena Energia SA	4,648,350	6,674
*	Cogna Educacao SA	26,134,485	6,374
*	MRV Engenharia e Participacoes SA	5,312,440	6,359
	Smartfit Escola de Ginastica e Danca SA	1,565,400	5,917
	FII Iridium	497,854	5,792
	Hedge Brasil Shopping FII	168,804	5,774
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,303,463	5,771
	Vivara Participacoes SA	1,291,900	5,714
	AES Brasil Energia SA	4,022,810	5,644
	Capitania Securities II FII	4,375,450	5,457
	Kinea High Yield CRI - FII	300,000	5,355
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	254,450	5,326
	Cury Construtora e Incorporadora SA	1,224,100	5,175
	FII VBI Prime Properties	364,711	5,046
*	Kinea Rendimentos Imobiliarios FII	275,647	4,984
	Fii UBS Br Receb Imob	365,529	4,878
	Vulcabras SA	1,660,300	4,716
	Fras-Le SA	1,193,899	4,506
	Grendene SA	4,707,976	4,333
	Tupy SA	987,560	3,989
	Pet Center Comercio e Participacoes SA	4,612,222	3,941
	Mahle Metal Leve SA	748,664	3,877
*	SIMPAR SA	4,052,000	3,750
*	Minerva SA	3,672,743	3,685
	EcoRodovias Infraestrutura e Logistica SA	2,938,671	3,624
*	Log-in Logistica Intermodal SA	788,474	3,605

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Oncoclinicas do Brasil Servicos Medicos SA	4,501,906	3,582
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	875,316	3,566
	Mills Locacao Servicos e Logistica SA	1,935,467	3,515
[1]	Centrais Eletricas Brasileiras SA ADR	532,827	3,506
	TIM SA ADR	243,230	3,478
	JHSF Participacoes SA	4,411,900	3,389
	Ez Tec Empreendimentos e Participacoes SA	1,372,902	3,318
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	995,560	3,296
	Cia Siderurgica Nacional SA ADR	1,588,434	3,240
*,2	LWSA SA	4,504,205	3,233
	Iochpe Maxion SA	1,829,971	3,226
	Grupo SBF SA	1,241,641	3,112
	Armac Locacao Logistica E Servicos SA	2,350,200	3,037
*	Hidrovias do Brasil SA	5,518,500	3,007
*,1	Sendas Distribuidora SA ADR	462,038	3,003
*	Cia Brasileira de Aluminio	2,951,276	2,971
	Patria Ren FII	134,310	2,811
	Gerdau SA ADR	800,508	2,498
*	Cia Brasileira de Distribuicao	4,577,054	2,375
	Cia Energetica de Minas Gerais	933,649	2,343
	LOG Commercial Properties e Participacoes SA	590,356	2,310
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,916,592	2,112
	Camil Alimentos SA	1,445,226	1,975
*	CVC Brasil Operadora e Agencia de Viagens SA	5,418,381	1,921
	Anima Holding SA	4,278,055	1,887
*	Movida Participacoes SA	1,815,992	1,885
*	Diagnosticos da America SA	3,747,733	1,718
	FII Hectare Ce	305,291	1,453
	Centrais Eletricas Brasileiras SA ADR (XNYS)	197,501	1,424
	Lojas Quero-Quero SA	2,631,616	1,311
*,1	Braskem SA Class A ADR	213,266	1,297
*	Zamp SA	3,114,964	1,293
[1]	Cia Paranaense de Energia - Copel ADR (XNYS)	205,996	1,230
	Ambev SA ADR	383,229	835
*	Cia Brasileira de Distribuicao ADR	455,545	219
	Cia Paranaense de Energia - Copel ADR	8,914	60
	Petroleo Brasileiro SA ADR	98	1
			4,083,069
Canada (7.4%)
	Royal Bank of Canada	19,670,440	2,378,932
	Toronto-Dominion Bank	24,626,310	1,361,358
*	Shopify Inc. Class A (XTSE)	16,671,363	1,304,158
	Enbridge Inc.	29,642,935	1,197,342
	Brookfield Corp. Class A	20,736,977	1,099,588
	Canadian Pacific Kansas City Ltd.	13,010,773	1,003,690
	Canadian Natural Resources Ltd.	29,325,397	997,276
[1]	Bank of Montreal	10,130,031	923,114
[1]	Bank of Nova Scotia	17,060,115	878,400
	Canadian National Railway Co.	7,834,096	845,948
	Constellation Software Inc.	276,813	834,811
	Canadian Imperial Bank of Commerce	13,086,823	818,755
	Manulife Financial Corp.	25,207,387	736,298
	Suncor Energy Inc.	17,986,821	678,987
	TC Energy Corp.	14,479,047	673,439
	Waste Connections Inc.	3,588,490	634,348
	Agnico Eagle Mines Ltd.	6,947,618	599,680
	Alimentation Couche-Tard Inc.	10,948,964	570,980
	Intact Financial Corp.	2,485,481	474,657
	Sun Life Financial Inc.	8,145,212	451,618
	National Bank of Canada	4,734,511	451,570
	Wheaton Precious Metals Corp.	6,314,915	417,033
	Dollarama Inc.	3,838,260	399,415
	Fairfax Financial Holdings Ltd.	298,471	370,905
	Franco-Nevada Corp.	2,665,610	353,832
	Pembina Pipeline Corp.	8,087,354	338,340
	Nutrien Ltd.	6,907,916	329,383
	Teck Resources Ltd. Class B	7,061,316	328,532
*	CGI Inc.	2,840,657	314,679
	Thomson Reuters Corp.	1,920,721	314,398

Total International Stock Index Fund
		Shares	Market Value• ($000)
	WSP Global Inc.	1,740,370	311,075
	Cameco Corp.	5,899,156	308,272
	Brookfield Asset Management Ltd. Class A	5,760,280	305,607
	Restaurant Brands International Inc.	4,357,151	303,046
	Fortis Inc.	6,870,345	297,196
	Cenovus Energy Inc.	18,176,399	292,290
	Barrick Gold Corp. (XTSE)	14,505,538	280,349
	Loblaw Cos. Ltd.	2,016,242	254,921
	Power Corp. of Canada	7,602,044	240,289
	Tourmaline Oil Corp.	4,893,748	225,611
	RB Global Inc.	2,549,753	216,034
	Barrick Gold Corp. (XLON)	9,008,462	173,341
	Kinross Gold Corp.	17,107,971	172,634
	Metro Inc. Class A	2,872,530	170,596
	Imperial Oil Ltd.	2,276,964	169,912
[1]	Emera Inc.	3,988,322	150,670
	TFI International Inc.	1,111,595	148,758
	Magna International Inc.	3,737,657	147,563
[2]	Hydro One Ltd.	4,415,016	142,152
	ARC Resources Ltd.	8,330,948	137,977
	BCE Inc.	4,240,721	136,723
	Stantec Inc.	1,591,479	129,092
	Great-West Lifeco Inc.	3,826,021	128,381
*	Descartes Systems Group Inc.	1,187,678	123,387
	George Weston Ltd.	773,433	122,679
*	First Quantum Minerals Ltd.	9,468,078	122,333
*	Ivanhoe Mines Ltd. Class A	9,240,436	122,179
	TMX Group Ltd.	3,827,842	119,562
	Pan American Silver Corp.	5,082,734	118,859
	AtkinsRealis Group Inc.	2,447,886	117,792
	Alamos Gold Inc. Class A	5,747,837	116,125
	Gildan Activewear Inc.	2,351,712	115,090
*	Celestica Inc.	1,642,954	112,429
	Element Fleet Management Corp.	5,432,548	111,160
	Open Text Corp.	3,700,655	110,992
	GFL Environmental Inc. (XTSE)	2,647,492	110,760
	TELUS Corp.	6,867,568	108,561
	iA Financial Corp. Inc.	1,326,914	108,109
	FirstService Corp.	558,759	103,457
	Toromont Industries Ltd.	1,146,150	101,251
	Keyera Corp.	3,194,135	98,094
	AltaGas Ltd.	4,096,743	97,891
	West Fraser Timber Co. Ltd.	1,044,348	94,320
	Colliers International Group Inc.	603,490	92,252
	Lundin Mining Corp.	9,118,979	88,678
*	Bombardier Inc. Class B	1,200,899	88,337
*	CAE Inc.	4,443,468	78,188
	Canadian Apartment Properties REIT	2,335,679	77,820
[1]	Canadian Tire Corp. Ltd. Class A	718,545	76,466
	Capital Power Corp.	1,801,081	73,047
*	South Bow Corp.	2,892,128	72,223
	MEG Energy Corp.	3,794,113	69,350
[1]	PrairieSky Royalty Ltd.	3,302,081	66,072
	Brookfield Infrastructure Corp. Class A (XTSE)	1,605,891	66,019
	Saputo Inc.	3,403,041	64,915
	Onex Corp.	900,262	64,800
[1]	Whitecap Resources Inc.	8,283,972	61,817
	B2Gold Corp.	18,008,904	59,497
	Brookfield Renewable Corp. Class A	1,881,406	57,604
[1]	RioCan REIT	4,202,561	57,348
	Primo Water Corp.	2,183,881	57,344
	Finning International Inc.	1,959,771	57,202
	Canadian Western Bank	1,346,709	55,373
*,1	NexGen Energy Ltd.	7,412,621	54,516
[1]	Northland Power Inc.	3,569,449	54,246
	Algonquin Power & Utilities Corp.	10,680,233	51,623
	Osisko Gold Royalties Ltd. (XTSE)	2,470,069	49,708
*	Eldorado Gold Corp.	2,828,634	49,204
	Hudbay Minerals Inc.	5,484,860	49,202
	Granite REIT	881,443	48,100

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Stella-Jones Inc.	790,675	47,803
	Boyd Group Services Inc.	298,439	46,448
*	Capstone Copper Corp.	6,671,939	46,146
	Parkland Corp.	1,946,123	45,286
	Veren Inc.	8,609,960	44,338
*	Kinaxis Inc.	390,115	43,328
	Definity Financial Corp.	1,115,592	43,050
	Chartwell Retirement Residences	3,727,536	41,897
*	Aritzia Inc.	1,258,855	40,532
*	IAMGOLD Corp. (XTSE)	7,233,987	40,161
[1]	Choice Properties REIT	3,804,638	38,747
[1]	TransAlta Corp.	3,704,497	38,738
*	Bausch Health Cos. Inc.	4,207,990	38,715
[1]	Gibson Energy Inc.	2,266,069	37,596
[1]	First Capital REIT	2,913,035	37,199
[1]	Dream Industrial REIT	3,840,665	36,466
	Atco Ltd.	1,020,168	35,404
*	ATS Corp.	1,162,384	34,838
	IGM Financial Inc.	1,126,175	33,833
*	Air Canada	2,451,563	33,225
	Lundin Gold Inc.	1,366,994	33,057
[1]	SmartCentres REIT	1,797,180	32,153
	Premium Brands Holdings Corp. Class A	514,317	32,115
	Stelco Holdings Inc.	648,839	31,749
[2]	Nuvei Corp.	885,516	29,809
	Methanex Corp.	755,767	29,583
	Boardwalk REIT	569,133	29,553
	Boralex Inc. Class A	1,214,784	29,202
[1]	First Majestic Silver Corp.	3,949,525	29,188
	CI Financial Corp.	1,758,062	28,915
	OceanaGold Corp.	9,903,157	28,095
	Baytex Energy Corp.	9,779,566	27,603
[1]	H&R REIT	3,635,131	27,596
*	Equinox Gold Corp.	4,953,483	27,394
*	Lightspeed Commerce Inc. (XTSE)	1,742,626	26,346
*	Torex Gold Resources Inc.	1,205,857	26,008
[1]	Topaz Energy Corp.	1,287,727	24,703
	North West Co. Inc.	655,716	24,682
	Russel Metals Inc.	842,267	23,453
	Linamar Corp.	572,432	23,422
[1]	Allied Properties REIT	1,743,966	23,009
[1]	BRP Inc.	445,023	21,942
[1]	Paramount Resources Ltd. Class A	1,129,565	21,791
	Centerra Gold Inc.	3,008,201	21,259
	Vermilion Energy Inc.	2,204,114	20,548
	GFL Environmental Inc.	462,534	19,334
	Barrick Gold Corp.	998,659	19,294
*,1	BlackBerry Ltd.	8,216,770	18,589
	Quebecor Inc. Class B	719,722	17,921
	SSR Mining Inc.	2,812,376	17,371
[1]	Superior Plus Corp.	3,391,328	16,076
	Maple Leaf Foods Inc.	1,029,258	15,568
	Winpak Ltd.	433,490	15,445
[1]	Primaris REIT	1,346,038	15,100
	Innergex Renewable Energy Inc.	2,272,617	14,886
*	Shopify Inc. Class A	170,845	13,362
[1]	Parex Resources Inc.	1,395,189	12,956
	Enghouse Systems Ltd.	606,162	12,830
	Transcontinental Inc. Class A	1,030,709	12,733
*	Novagold Resources Inc.	3,359,307	11,605
	Cargojet Inc.	116,134	11,351
*	Canfor Corp.	769,564	9,180
[1]	Westshore Terminals Investment Corp.	500,881	8,278
	Cameco Corp. (XTSE)	157,192	8,209
	Cogeco Communications Inc.	142,721	7,191
	First National Financial Corp.	244,771	7,137
*,1	Cronos Group Inc.	2,750,743	5,808
*	Lightspeed Commerce Inc.	174,409	2,637
	Osisko Gold Royalties Ltd.	122,359	2,463
*	IAMGOLD Corp.	407,645	2,258

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Brookfield Infrastructure Corp. Class A	52,023	2,137
			32,676,580
Chile (0.1%)
	Banco de Chile	609,212,828	70,765
	Empresas Copec SA	6,800,134	42,904
*	Falabella SA	11,069,795	39,649
	Banco de Credito e Inversiones SA	1,323,053	38,703
	Cencosud SA	18,483,094	38,036
	Latam Airlines Group SA	2,815,584,190	37,556
	Banco Santander Chile	556,933,251	27,546
	Empresas CMPC SA	16,703,069	26,602
	Enel Americas SA	264,957,765	24,797
	Enel Chile SA	341,023,883	18,084
	Parque Arauco SA	9,426,548	15,424
	Banco Santander Chile ADR	775,887	15,161
	Cia Sud Americana de Vapores SA	243,069,008	13,147
	Colbun SA	100,928,730	12,486
	Quinenco SA	3,705,774	11,926
	Banco Itau Chile SA	1,051,365	11,373
	Aguas Andinas SA Class A	38,180,872	10,900
	Cencosud Shopping SA	6,602,799	10,876
	Cia Cervecerias Unidas SA	1,864,537	10,304
	Plaza SA	4,602,363	7,496
	SMU SA	41,063,916	6,359
*	Engie Energia Chile SA	6,785,341	6,326
*	CAP SA	1,038,767	6,229
	Empresa Nacional de Telecomunicaciones SA	1,822,607	5,950
	Inversiones Aguas Metropolitanas SA	6,637,065	4,924
*	Ripley Corp. SA	14,849,019	4,242
	Vina Concha y Toro SA	3,599,565	4,160
	Inversiones La Construccion SA	442,231	3,471
	SONDA SA	7,561,749	2,775
	Enel Chile SA ADR	125,450	344
	Sociedad de Inversiones Oro Blanco SA	5,360,048	25
			528,540
China (7.9%)
	Tencent Holdings Ltd.	86,411,740	4,505,692
	Alibaba Group Holding Ltd.	237,144,896	2,900,831
*,2	Meituan Class B	78,687,307	1,859,410
*	PDD Holdings Inc. ADR	9,866,763	1,189,833
	China Construction Bank Corp. Class H	1,303,354,479	1,011,711
	JD.com Inc. Class A	37,241,907	755,237
*,2	Xiaomi Corp. Class B	204,143,393	700,191
	Industrial & Commercial Bank of China Ltd. Class H	1,099,512,246	659,550
	Bank of China Ltd. Class H	1,166,932,141	553,861
	BYD Co. Ltd. Class H	15,300,648	552,638
	Ping An Insurance Group Co. of China Ltd. Class H	87,336,022	541,115
*	Trip.com Group Ltd.	7,790,631	501,362
	NetEase Inc.	25,111,309	404,011
*	Baidu Inc. Class A	31,014,073	353,896
	China Merchants Bank Co. Ltd. Class H	52,838,696	258,568
	Kweichow Moutai Co. Ltd. Class A	1,118,621	240,257
*,2	Kuaishou Technology	39,302,349	231,609
	China Life Insurance Co. Ltd. Class H	103,803,338	220,036
	PetroChina Co. Ltd. Class H	290,136,085	217,867
	Agricultural Bank of China Ltd. Class H	429,011,504	210,793
	China Shenhua Energy Co. Ltd. Class H	47,138,060	204,104
	China Petroleum & Chemical Corp. Class H	340,227,718	191,647
*	Li Auto Inc. Class A	15,026,969	188,966
	ANTA Sports Products Ltd.	17,479,130	186,558
	KE Holdings Inc. ADR	8,463,733	185,610
	Yum China Holdings Inc.	4,066,446	182,727
	Zijin Mining Group Co. Ltd. Class H	83,628,595	178,135
*	BeiGene Ltd.	10,907,168	171,783
	PICC Property & Casualty Co. Ltd. Class H	93,964,973	142,542
	Contemporary Amperex Technology Co. Ltd. Class A	3,918,653	136,004
	Geely Automobile Holdings Ltd.	75,839,744	133,319
	New Oriental Education & Technology Group Inc.	21,210,896	132,739
	China Resources Land Ltd.	38,419,735	128,070

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China Pacific Insurance Group Co. Ltd. Class H	35,982,683	124,963
	Haier Smart Home Co. Ltd. Class H	32,301,725	117,230
	Tencent Music Entertainment Group ADR	10,231,645	113,878
	CITIC Ltd.	88,712,062	104,202
*,2	Wuxi Biologics Cayman Inc.	48,693,874	103,445
*	XPeng Inc. Class A	18,140,774	102,500
	China Overseas Land & Investment Ltd.	53,492,828	102,215
	H World Group Ltd.	27,162,660	99,980
	China Merchants Bank Co. Ltd. Class A	18,326,429	96,327
	China Mengniu Dairy Co. Ltd.	42,829,424	95,915
	Full Truck Alliance Co. Ltd. ADR	10,416,826	93,231
*	NIO Inc. Class A	17,757,764	91,336
[2]	Nongfu Spring Co. Ltd. Class H	24,371,523	90,805
*,2	Innovent Biologics Inc.	20,445,978	88,882
[2]	China Tower Corp. Ltd. Class H	652,365,646	88,024
*	Bilibili Inc.	3,959,788	87,488
[2]	Postal Savings Bank of China Co. Ltd. Class H	151,438,794	86,969
	CSPC Pharmaceutical Group Ltd.	116,606,056	86,327
[2]	Pop Mart International Group Ltd.	9,546,198	86,306
	China Yangtze Power Co. Ltd. Class A	21,810,700	84,557
	China Resources Beer Holdings Co. Ltd.	21,987,343	81,448
	China CITIC Bank Corp. Ltd. Class H	129,698,797	80,834
*,2	Akeso Inc.	9,545,260	76,934
	Bank of Communications Co. Ltd. Class H	101,261,044	76,694
	Ping An Insurance Group Co. of China Ltd. Class A	9,603,947	75,562
*	J&T Global Express Ltd.	95,282,800	75,239
	ENN Energy Holdings Ltd.	10,623,851	74,848
	Wuliangye Yibin Co. Ltd. Class A	3,456,735	71,372
	Vipshop Holdings Ltd. ADR	4,779,822	69,021
	Yangzijiang Shipbuilding Holdings Ltd.	35,436,322	68,846
*,2	SenseTime Group Inc. Class B	336,416,000	67,250
	BYD Co. Ltd. Class A	1,623,477	66,895
*	TAL Education Group ADR	5,806,018	64,563
	CITIC Securities Co. Ltd. Class H	23,129,825	63,881
	Li Ning Co. Ltd.	31,305,224	63,875
*	GCL Technology Holdings Ltd.	287,344,000	63,448
	Kanzhun Ltd. ADR	4,359,200	63,426
	China Resources Power Holdings Co. Ltd.	26,254,882	63,156
	Sino Biopharmaceutical Ltd.	135,564,818	61,583
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	8,508,447	60,185
	Sunny Optical Technology Group Co. Ltd.	9,071,077	59,007
	COSCO SHIPPING Holdings Co. Ltd. Class H	39,387,725	58,331
	Industrial & Commercial Bank of China Ltd. Class A	68,622,398	58,303
	People's Insurance Co. Group of China Ltd. Class H	114,881,106	57,987
	Yankuang Energy Group Co. Ltd. Class H	43,485,805	56,581
[2]	CGN Power Co. Ltd. Class H	156,381,720	56,210
	Yum China Holdings Inc. (XHKG)	1,249,287	55,106
	Tsingtao Brewery Co. Ltd. Class H	8,530,719	54,930
[2]	Longfor Group Holdings Ltd.	32,879,157	53,264
	Qifu Technology Inc. Class A ADR	1,579,592	51,826
*,2	JD Health International Inc.	14,443,895	51,700
[1]	Great Wall Motor Co. Ltd. Class H	32,470,951	51,635
	Agricultural Bank of China Ltd. Class A	76,841,300	51,110
	China Hongqiao Group Ltd.	31,369,783	50,402
	Kunlun Energy Co. Ltd.	51,328,728	48,678
	China Resources Gas Group Ltd.	12,447,074	47,991
	Anhui Conch Cement Co. Ltd. Class H	16,405,266	47,655
	Industrial Bank Co. Ltd. Class A	18,521,979	47,611
*,2	JD Logistics Inc.	23,392,776	47,602
*,1	Midea Group Co. Ltd.	5,010,025	47,077
	BYD Electronic International Co. Ltd.	10,786,874	46,226
	China Galaxy Securities Co. Ltd. Class H	51,859,033	46,164
	East Money Information Co. Ltd. Class A	14,150,143	46,070
	CMOC Group Ltd. Class H	55,149,170	45,651
	Sinopharm Group Co. Ltd. Class H	17,522,127	43,653
	Zijin Mining Group Co. Ltd. Class A	18,308,467	42,946
[2]	Haidilao International Holding Ltd.	21,259,310	42,878
[2]	Giant Biogene Holding Co. Ltd.	6,261,400	42,467
[2]	China Feihe Ltd.	56,249,189	42,454
*	Kingdee International Software Group Co. Ltd.	40,339,286	42,229

Total International Stock Index Fund
		Shares	Market Value• ($000)
	CITIC Securities Co. Ltd. Class A	10,663,173	42,076
*	Zai Lab Ltd.	13,590,720	41,440
	China Longyuan Power Group Corp. Ltd. Class H	46,450,772	41,304
*	Alibaba Health Information Technology Ltd.	81,367,919	41,149
	Weichai Power Co. Ltd. Class H	27,176,364	41,065
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,082,587	40,560
	Haitong Securities Co. Ltd. Class H	48,683,319	40,549
	Kingsoft Corp. Ltd.	11,455,300	39,478
	Tingyi Cayman Islands Holding Corp.	26,015,630	37,954
[2]	China International Capital Corp. Ltd. Class H	20,774,822	37,546
	Hygon Information Technology Co. Ltd. Class A	2,076,254	37,445
	Foxconn Industrial Internet Co. Ltd. Class A	11,131,905	37,335
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,688,378	37,315
	Tongcheng Travel Holdings Ltd.	16,479,419	37,284
*,2	Zhejiang Leapmotor Technology Co. Ltd.	9,421,300	37,192
	Zhaojin Mining Industry Co. Ltd. Class H	20,862,192	36,560
	CRRC Corp. Ltd. Class H	55,977,034	36,232
	China State Construction International Holdings Ltd.	24,614,645	36,128
	China Coal Energy Co. Ltd. Class H	28,822,441	35,955
	Shanghai Pudong Development Bank Co. Ltd. Class A	25,919,072	35,911
	China Shenhua Energy Co. Ltd. Class A	6,299,766	35,458
	Aluminum Corp. of China Ltd. Class H	55,618,012	35,437
	New China Life Insurance Co. Ltd. Class H	10,415,732	35,151
	Bank of Communications Co. Ltd. Class A	35,105,997	35,106
	China Gas Holdings Ltd.	40,829,553	35,063
	China Taiping Insurance Holdings Co. Ltd.	20,205,893	34,804
[2]	China Resources Mixc Lifestyle Services Ltd.	8,151,890	33,630
	China Petroleum & Chemical Corp. Class A	38,641,536	33,578
	China Minsheng Banking Corp. Ltd. Class H	88,842,717	32,998
	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,229,556	32,987
[2]	Smoore International Holdings Ltd.	25,221,246	32,928
[2]	Huatai Securities Co. Ltd. Class H	19,306,905	32,680
	China Pacific Insurance Group Co. Ltd. Class A	6,140,975	31,779
	Huaneng Power International Inc. Class H	59,018,098	31,622
	China State Construction Engineering Corp. Ltd. Class A	37,177,838	31,489
[2]	Hansoh Pharmaceutical Group Co. Ltd.	13,407,836	31,261
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,087,852	30,734
[2]	WuXi AppTec Co. Ltd. Class H	4,602,771	30,610
	Xinyi Solar Holdings Ltd.	59,663,252	30,599
	Shaanxi Coal Industry Co. Ltd. Class A	8,641,910	29,989
*	Muyuan Foods Co. Ltd. Class A	4,864,409	29,850
	Wanhua Chemical Group Co. Ltd. Class A	2,801,183	29,655
*	GDS Holdings Ltd. Class A	10,978,686	29,609
*,1	China Vanke Co. Ltd. Class H	31,094,661	29,604
*,1	Sunac China Holdings Ltd.	83,803,000	29,307
	China Merchants Port Holdings Co. Ltd.	17,499,261	28,778
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,379,118	28,317
	Jiangxi Copper Co. Ltd. Class H	16,698,420	28,089
	China Railway Group Ltd. Class H	55,954,618	27,922
	Ping An Bank Co. Ltd. Class A	17,388,113	27,846
[2]	Yadea Group Holdings Ltd.	16,120,488	27,844
	Bosideng International Holdings Ltd.	49,414,417	27,709
*,1	China Ruyi Holdings Ltd.	112,687,121	27,670
*	Genscript Biotech Corp.	17,880,403	27,349
	Bank of China Ltd. Class A	40,165,200	27,220
	SF Holding Co. Ltd. Class A	4,320,781	27,172
	China National Building Material Co. Ltd. Class H	63,827,010	27,155
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,388,635	27,018
	China Power International Development Ltd.	62,306,568	26,748
	NARI Technology Co. Ltd. Class A	7,191,318	26,277
	NAURA Technology Group Co. Ltd. Class A	475,408	26,170
	ZTE Corp. Class H	10,488,128	26,104
	Guangdong Investment Ltd.	40,879,201	26,023
	Anhui Gujing Distillery Co. Ltd. Class B	1,686,523	25,822
	CRRC Corp. Ltd. Class A	21,901,800	25,598
	PetroChina Co. Ltd. Class A	22,430,270	25,508
	Luzhou Laojiao Co. Ltd. Class A	1,318,961	25,148
*	HUTCHMED China Ltd.	6,866,983	25,039
	Chinasoft International Ltd.	34,200,258	25,014
	Hengan International Group Co. Ltd.	8,466,007	24,999

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sinotruk Hong Kong Ltd.	9,251,475	24,970
	Kingboard Holdings Ltd.	10,145,740	24,568
	China Everbright Environment Group Ltd.	50,305,687	24,361
[1]	MINISO Group Holding Ltd.	4,814,516	24,127
*	Cambricon Technologies Corp. Ltd. Class A	372,589	23,729
	China Oilfield Services Ltd. Class H	25,277,043	23,651
	COSCO SHIPPING Holdings Co. Ltd. Class A	11,403,336	23,359
[2]	Hua Hong Semiconductor Ltd.	8,257,895	23,096
	Autohome Inc. ADR	813,179	22,850
[1]	China Cinda Asset Management Co. Ltd. Class H	118,435,397	22,849
	Haier Smart Home Co. Ltd. Class A	5,519,194	22,682
	Greentown China Holdings Ltd.	16,921,250	22,413
	Haitian International Holdings Ltd.	8,049,058	22,264
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,622,578	22,097
	GF Securities Co. Ltd. Class H	15,531,386	22,064
	Gree Electric Appliances Inc. of Zhuhai Class A	3,596,083	22,002
*	Seres Group Co. Ltd. Class A	1,342,000	21,990
	Beijing Enterprises Holdings Ltd.	6,639,413	21,753
	Country Garden Services Holdings Co. Ltd.	28,621,942	21,567
	Bank of Ningbo Co. Ltd. Class A	5,924,042	21,299
	China National Nuclear Power Co. Ltd. Class A	15,034,231	21,242
	BOE Technology Group Co. Ltd. Class A	31,773,000	20,854
	China CSSC Holdings Ltd. Class A	3,991,264	20,607
	Bank of Jiangsu Co. Ltd. Class A	16,491,204	20,436
*,2	China Literature Ltd.	5,618,877	20,287
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	32,471,750	20,207
	China CITIC Bank Corp. Ltd. Class A	21,956,677	20,176
	China Everbright Bank Co. Ltd. Class A	40,433,709	19,615
	Sany Heavy Industry Co. Ltd. Class A	7,593,265	19,493
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	25,406,557	19,388
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	10,462,046	18,873
	Atour Lifestyle Holdings Ltd. ADR	720,219	18,870
	AviChina Industry & Technology Co. Ltd. Class H	35,072,655	18,839
	LONGi Green Energy Technology Co. Ltd. Class A	6,755,288	18,762
[2]	3SBio Inc.	24,974,141	18,733
	Yuexiu Property Co. Ltd.	22,618,657	18,712
	Shenzhen Inovance Technology Co. Ltd. Class A	2,393,614	18,689
*,2	China CITIC Financial Asset Management Co. Ltd. Class H	215,060,000	18,466
	Chongqing Rural Commercial Bank Co. Ltd. Class H	33,918,778	18,395
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,883,576	18,367
	TravelSky Technology Ltd. Class H	13,085,068	18,340
	China Conch Venture Holdings Ltd.	19,750,534	18,295
	Far East Horizon Ltd.	25,919,309	18,177
	China Merchants Securities Co. Ltd. Class A	6,678,922	18,070
*,2	Tuhu Car Inc. Class A	6,883,000	18,053
[2]	Shandong Gold Mining Co. Ltd. Class H	9,107,350	18,042
*	Minth Group Ltd.	9,870,408	18,038
	C&D International Investment Group Ltd.	9,521,833	18,018
	China Communications Services Corp. Ltd. Class H	33,499,501	17,998
	Hisense Home Appliances Group Co. Ltd. Class H	5,584,133	17,692
	Tongwei Co. Ltd. Class A	4,067,484	17,635
	China United Network Communications Ltd. Class A	25,078,500	17,588
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	532,356	17,566
	RLX Technology Inc. ADR	10,754,812	17,423
*,2	Ascentage Pharma Group International	3,135,228	17,419
	Jiangsu Expressway Co. Ltd. Class H	17,239,059	17,347
	Luxshare Precision Industry Co. Ltd. Class A	2,914,751	17,173
	Aier Eye Hospital Group Co. Ltd. Class A	8,436,084	17,163
	China Medical System Holdings Ltd.	17,136,045	17,140
	Guotai Junan Securities Co. Ltd. Class A	6,399,400	17,064
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	17,822,543	17,058
	Zhongji Innolight Co. Ltd. Class A	856,190	16,918
	China Minsheng Banking Corp. Ltd. Class A	31,805,700	16,900
	China Railway Group Ltd. Class A	18,616,400	16,780
	WuXi AppTec Co. Ltd. Class A	2,289,896	16,751
	Dongyue Group Ltd.	20,527,811	16,731
	Fosun International Ltd.	29,353,006	16,665
	Shenzhen International Holdings Ltd.	19,464,334	16,525
	Will Semiconductor Co. Ltd. Shanghai Class A	1,095,341	16,478
	Beijing Enterprises Water Group Ltd.	55,118,578	16,411

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Poly Developments & Holdings Group Co. Ltd. Class A	10,771,825	16,380
[2]	China Resources Pharmaceutical Group Ltd.	23,042,203	16,298
[1,2]	Guotai Junan Securities Co. Ltd. Class H	11,088,158	16,245
*,1	iQIYI Inc. ADR	6,207,133	16,201
	CSC Financial Co. Ltd. Class A	4,518,060	16,150
[1]	Guangzhou Automobile Group Co. Ltd. Class H	44,871,508	15,729
	Shenwan Hongyuan Group Co. Ltd. Class A	21,018,432	15,723
	Shanghai Baosight Software Co. Ltd. Class B	10,273,178	15,550
*	China Gold International Resources Corp. Ltd.	3,323,700	15,513
[1]	JinkoSolar Holding Co. Ltd. ADR	582,596	15,474
	ZTE Corp. Class A	3,643,864	15,465
	Wens Foodstuff Group Co. Ltd. Class A	5,892,459	15,431
[1,2]	CSC Financial Co. Ltd. Class H	12,759,945	15,217
[2]	Ganfeng Lithium Group Co. Ltd. Class H	5,539,589	15,197
	China Everbright Bank Co. Ltd. Class H	44,911,762	15,181
	Baoshan Iron & Steel Co. Ltd. Class A	16,510,744	15,152
*,2	Keymed Biosciences Inc.	2,832,291	15,102
	Uni-President China Holdings Ltd.	16,134,074	15,101
	Advanced Micro-Fabrication Equipment Inc. China Class A	558,611	15,089
	Zhejiang Expressway Co. Ltd. Class H	22,769,562	15,086
[1,2]	Jinxin Fertility Group Ltd.	33,914,515	15,045
	Bank of Beijing Co. Ltd. Class A	18,927,614	15,044
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,323,167	14,961
	China Three Gorges Renewables Group Co. Ltd. Class A	22,287,900	14,899
	Huatai Securities Co. Ltd. Class A	6,004,000	14,879
	Postal Savings Bank of China Co. Ltd. Class A	20,276,173	14,862
	Beijing Kingsoft Office Software Inc. Class A	410,003	14,823
	China Jinmao Holdings Group Ltd.	94,851,558	14,725
	Daqin Railway Co. Ltd. Class A	15,809,600	14,475
	AECC Aviation Power Co. Ltd. Class A	2,387,206	14,352
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,509,382	14,280
	Sinopec Engineering Group Co. Ltd. Class H	20,565,326	14,280
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	20,968,924	14,264
	SDIC Power Holdings Co. Ltd. Class A	6,661,603	14,245
	Huaxia Bank Co. Ltd. Class A	14,236,134	14,149
	Sungrow Power Supply Co. Ltd. Class A	1,109,671	14,143
*,1	Daqo New Energy Corp. ADR	623,054	14,069
	Lens Technology Co. Ltd. Class A	4,437,193	14,008
*,2	Cloud Music Inc.	874,650	13,997
	Hithink RoyalFlush Information Network Co. Ltd. Class A	485,031	13,989
	Fuyao Glass Industry Group Co. Ltd. Class A	1,747,900	13,986
	Zhongsheng Group Holdings Ltd.	9,074,397	13,955
	Anhui Conch Cement Co. Ltd. Class A	3,708,300	13,946
	Bank of Shanghai Co. Ltd. Class A	12,760,260	13,911
	China Overseas Property Holdings Ltd.	17,847,294	13,722
*,1	Air China Ltd. Class H	24,376,218	13,719
	Hello Group Inc. Class A ADR	1,934,292	13,675
	Chongqing Changan Automobile Co. Ltd. Class A	7,325,657	13,636
*	JOYY Inc. ADR	398,471	13,568
	Haitong Securities Co. Ltd. Class A	8,175,400	13,546
	SAIC Motor Corp. Ltd. Class A	7,433,276	13,449
	Iflytek Co. Ltd. Class A	2,069,250	13,328
[2]	Meitu Inc.	39,107,704	13,289
	Focus Media Information Technology Co. Ltd. Class A	13,038,872	13,217
[2]	Topsports International Holdings Ltd.	39,311,479	13,098
	Brilliance China Automotive Holdings Ltd.	40,278,000	13,001
	China Nonferrous Mining Corp. Ltd.	18,232,316	12,928
	China Galaxy Securities Co. Ltd. Class A	6,235,319	12,765
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	8,013,900	12,737
	TCL Technology Group Corp. Class A	17,017,440	12,682
	Kingboard Laminates Holdings Ltd.	14,537,229	12,633
[1]	Flat Glass Group Co. Ltd. Class H	6,170,777	12,575
	Shandong Gold Mining Co. Ltd. Class A	3,399,585	12,510
*	Shanghai Electric Group Co. Ltd. Class A	9,809,935	12,434
	Eve Energy Co. Ltd. Class A	1,820,258	12,426
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,866,266	12,272
	Aluminum Corp. of China Ltd. Class A	11,393,700	12,204
	New China Life Insurance Co. Ltd. Class A	1,795,591	12,118
	Power Construction Corp. of China Ltd. Class A	15,505,502	12,007
	Sinotrans Ltd. Class H	26,700,079	11,929

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Rongsheng Petrochemical Co. Ltd. Class A	8,956,364	11,870
	Yunnan Baiyao Group Co. Ltd. Class A	1,469,935	11,807
	Kuang-Chi Technologies Co. Ltd. Class A	1,970,100	11,737
*,1	Alibaba Pictures Group Ltd.	188,301,139	11,731
	Fufeng Group Ltd.	20,722,124	11,707
	Xtep International Holdings Ltd.	15,783,841	11,706
	XCMG Construction Machinery Co. Ltd. Class A	10,686,964	11,653
	Yihai International Holding Ltd.	6,515,377	11,611
*,1	Shanghai Electric Group Co. Ltd. Class H	35,926,589	11,583
*,2	Ping An Healthcare & Technology Co. Ltd.	7,791,535	11,552
*,1,2	East Buy Holding Ltd.	5,994,841	11,445
	Weichai Power Co. Ltd. Class A	6,045,900	11,351
	China Suntien Green Energy Corp. Ltd. Class H	24,871,313	11,315
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,961,600	11,289
	GF Securities Co. Ltd. Class A	4,941,388	11,248
	Grand Pharmaceutical Group Ltd.	19,040,903	11,160
*,1	Seazen Group Ltd.	36,894,348	11,144
[1]	Huadian Power International Corp. Ltd. Class H	22,340,209	11,100
	China Reinsurance Group Corp. Class H	92,540,308	11,023
	Lao Feng Xiang Co. Ltd. Class B	3,113,572	10,960
	GD Power Development Co. Ltd. Class A	16,100,270	10,953
*	China Vanke Co. Ltd. Class A	8,363,038	10,935
*,2	Hygeia Healthcare Holdings Co. Ltd.	4,823,848	10,908
	FinVolution Group ADR	1,793,639	10,869
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	487,600	10,827
	Shanghai International Airport Co. Ltd. Class A	2,191,136	10,770
[1,2]	China Merchants Securities Co. Ltd. Class H	6,308,025	10,728
	Greentown Service Group Co. Ltd.	19,968,059	10,492
	China Zheshang Bank Co. Ltd. Class H	37,772,000	10,491
*,1	Microport Scientific Corp.	12,660,139	10,486
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	1,529,800	10,446
	Tianli International Holdings Ltd.	17,095,057	10,371
	Yankuang Energy Group Co. Ltd. Class A	4,783,155	10,370
*	China Traditional Chinese Medicine Holdings Co. Ltd.	33,855,682	10,365
*	China Southern Airlines Co. Ltd. Class H	23,662,505	10,343
*,1	Canadian Solar Inc.	724,814	10,321
	Bank of Hangzhou Co. Ltd. Class A	5,270,504	10,271
	Sichuan Chuantou Energy Co. Ltd. Class A	4,339,276	10,211
	Eoptolink Technology Inc. Ltd. Class A	559,258	10,140
	Gushengtang Holdings Ltd.	2,157,296	10,138
	China Energy Engineering Corp. Ltd. Class A	30,615,038	10,072
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,843,980	9,952
*,1	EHang Holdings Ltd. ADR	583,408	9,935
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,297,800	9,928
	Orient Securities Co. Ltd. Class A	6,678,515	9,887
	GoerTek Inc. Class A	3,005,986	9,868
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	6,033,228	9,855
	Dongfeng Motor Group Co. Ltd. Class H	31,880,225	9,829
	Chongqing Changan Automobile Co. Ltd. Class B	21,773,899	9,807
	Sichuan Changhong Electric Co. Ltd. Class A	4,222,100	9,771
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,721,450	9,767
	Yangzijiang Financial Holding Ltd.	32,218,058	9,738
	Montage Technology Co. Ltd. Class A	1,006,331	9,666
*	Nine Dragons Paper Holdings Ltd.	22,071,711	9,612
	Shanghai Industrial Holdings Ltd.	6,293,014	9,598
	Anhui Gujing Distillery Co. Ltd. Class A	360,637	9,569
*,2	Luye Pharma Group Ltd.	26,601,039	9,555
*	ANE Cayman Inc.	8,886,500	9,551
*	China Southern Airlines Co. Ltd. Class A	10,981,500	9,520
	COSCO SHIPPING Ports Ltd.	16,529,910	9,453
	SSY Group Ltd.	19,432,411	9,434
	People's Insurance Co. Group of China Ltd. Class A	9,375,299	9,370
	China Construction Bank Corp. Class A	8,395,301	9,364
	China Water Affairs Group Ltd.	15,345,909	9,352
	China Datang Corp. Renewable Power Co. Ltd. Class H	32,273,753	9,288
	Guangdong Haid Group Co. Ltd. Class A	1,505,358	9,286
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,773,850	9,263
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,104,278	9,196
	Weibo Corp. ADR	1,015,478	9,190
*	Beijing Capital International Airport Co. Ltd. Class H	25,232,191	9,171

Total International Stock Index Fund
		Shares	Market Value• ($000)
	JCET Group Co. Ltd. Class A	1,634,581	9,118
	Ningbo Tuopu Group Co. Ltd. Class A	1,494,061	9,080
	TBEA Co. Ltd. Class A	4,551,899	9,042
[2]	Simcere Pharmaceutical Group Ltd.	9,989,248	9,013
	Great Wall Motor Co. Ltd. Class A	2,431,064	8,952
	Founder Securities Co. Ltd. Class A	7,301,770	8,879
	China Education Group Holdings Ltd.	14,224,248	8,877
	Shougang Fushan Resources Group Ltd.	24,438,233	8,839
	Suzhou TFC Optical Communication Co. Ltd. Class A	495,212	8,833
	Everbright Securities Co. Ltd. Class A	3,623,200	8,823
	Goldwind Science & Technology Co. Ltd. Class H	10,354,863	8,796
[2]	China Railway Signal & Communication Corp. Ltd. Class H	21,214,444	8,744
	IEIT Systems Co. Ltd. Class A	1,334,452	8,725
[2]	BAIC Motor Corp. Ltd. Class H	31,586,954	8,723
	Zhejiang NHU Co. Ltd. Class A	2,727,620	8,694
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,052,863	8,631
	China Coal Energy Co. Ltd. Class A	4,700,254	8,559
	360 Security Technology Inc. Class A	6,269,491	8,520
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	35,245,985	8,469
*,1,2,3	New Horizon Health Ltd.	4,645,117	8,449
	Zhongjin Gold Corp. Ltd. Class A	4,244,085	8,432
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,110,673	8,426
	China Energy Engineering Corp. Ltd. Class H	61,836,185	8,342
*,2	InnoCare Pharma Ltd.	9,743,135	8,288
	CMOC Group Ltd. Class A	7,806,900	8,287
	Sanan Optoelectronics Co. Ltd. Class A	4,264,581	8,220
	Onewo Inc. Class H	2,781,200	8,207
	Jinko Solar Co. Ltd. Class A	6,155,560	8,204
*	Air China Ltd. Class A	7,937,500	8,187
	Isoftstone Information Technology Group Co. Ltd. Class A	858,178	8,164
	Satellite Chemical Co. Ltd. Class A	3,035,848	8,069
*	XD Inc.	3,004,836	8,067
*	Jiangsu Hoperun Software Co. Ltd. Class A	797,700	8,065
	Poly Property Services Co. Ltd. Class H	1,937,572	8,046
	National Silicon Industry Group Co. Ltd. Class A	2,545,348	8,014
	Sany Heavy Equipment International Holdings Co. Ltd.	12,150,124	7,969
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,732,300	7,934
[1,2]	Pharmaron Beijing Co. Ltd. Class H	4,096,470	7,924
[2]	Blue Moon Group Holdings Ltd.	20,398,772	7,923
	Shenzhen Expressway Corp. Ltd. Class H	8,724,965	7,918
	Lingyi iTech Guangdong Co. Class A	6,246,400	7,873
	Sun Art Retail Group Ltd.	26,747,328	7,872
	Huaneng Lancang River Hydropower Inc. Class A	5,734,200	7,854
*,1	DingDong Cayman Ltd. ADR	1,962,811	7,851
	China Resources Building Materials Technology Holdings Ltd.	30,355,498	7,850
	Shanghai International Port Group Co. Ltd. Class A	9,356,000	7,836
	Metallurgical Corp. of China Ltd. Class H	36,406,697	7,818
[2]	Orient Securities Co. Ltd. Class H	11,723,698	7,814
	Anhui Expressway Co. Ltd. Class H	7,003,025	7,803
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,579,988	7,799
	China Tobacco International HK Co. Ltd.	2,408,123	7,795
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,074,399	7,755
*	GigaDevice Semiconductor Inc. Class A	614,061	7,749
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,063,952	7,740
	Sinopec Kantons Holdings Ltd.	13,930,714	7,673
*	OFILM Group Co. Ltd. Class A	3,062,214	7,571
	Ningbo Deye Technology Co. Ltd. Class A	568,026	7,562
*	China Eastern Airlines Corp. Ltd. Class A	14,001,200	7,560
	China International Marine Containers Group Co. Ltd. Class H	9,597,716	7,557
	China Everbright Ltd.	11,604,287	7,549
*	COFCO Joycome Foods Ltd.	38,069,541	7,533
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,453,486	7,520
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	23,610,400	7,520
	Huizhou Desay Sv Automotive Co. Ltd. Class A	439,319	7,510
	Tianneng Power International Ltd.	9,235,375	7,503
	Sieyuan Electric Co. Ltd. Class A	694,800	7,462
	Datang International Power Generation Co. Ltd. Class H	38,038,302	7,424
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,644,017	7,423
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,165,201	7,379
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,131,267	7,378

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Hainan Airlines Holding Co. Ltd. Class A	37,691,522	7,327
	Ganfeng Lithium Group Co. Ltd. Class A	1,534,351	7,324
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	47,433,906	7,321
*,1	Xinte Energy Co. Ltd. Class H	5,262,205	7,308
	Huadong Medicine Co. Ltd. Class A	1,573,263	7,307
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,863,800	7,298
*	Tianfeng Securities Co. Ltd. Class A	8,053,000	7,291
	Zhejiang Juhua Co. Ltd. Class A	2,460,546	7,239
	Guosen Securities Co. Ltd. Class A	4,454,452	7,224
	Industrial Securities Co. Ltd. Class A	7,826,910	7,184
*,1,2	Weimob Inc.	34,549,666	7,173
	CIMC Enric Holdings Ltd.	8,464,208	7,143
*,2	Legend Holdings Corp. Class H	7,240,053	7,103
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	757,222	7,098
	Metallurgical Corp. of China Ltd. Class A	15,008,294	7,046
	China Tourism Group Duty Free Corp. Ltd. Class A	736,192	7,023
*	China Eastern Airlines Corp. Ltd. Class H	24,237,864	7,020
	China Merchants Energy Shipping Co. Ltd. Class A	7,379,300	6,971
[1]	China Risun Group Ltd.	16,527,094	6,969
*	Loongson Technology Corp. Ltd. Class A	357,643	6,922
	Fu Shou Yuan International Group Ltd.	13,494,420	6,853
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,549,400	6,822
	Zhejiang Dahua Technology Co. Ltd. Class A	2,955,493	6,817
*	Hytera Communications Corp. Ltd. Class A	1,706,400	6,802
	Tianqi Lithium Corp. Class A	1,348,590	6,790
	Trina Solar Co. Ltd. Class A	1,927,685	6,789
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,307,070	6,784
[1,2]	ZJLD Group Inc.	7,172,600	6,775
[2]	Genertec Universal Medical Group Co. Ltd.	10,797,925	6,766
[1]	Lufax Holding Ltd. ADR	2,512,790	6,734
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,543,575	6,729
*,1,3	Country Garden Holdings Co. Ltd.	179,595,898	6,723
	ENN Natural Gas Co. Ltd. Class A	2,599,663	6,706
	Beijing New Building Materials plc Class A	1,528,735	6,703
	Beijing Tong Ren Tang Co. Ltd. Class A	1,201,934	6,692
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,017,400	6,683
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,905,894	6,680
	Wingtech Technology Co. Ltd. Class A	1,087,146	6,651
	Spring Airlines Co. Ltd. Class A	859,500	6,648
	Yutong Bus Co. Ltd. Class A	1,950,400	6,643
	COSCO SHIPPING Development Co. Ltd. Class H	49,628,512	6,636
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,070,369	6,616
	Consun Pharmaceutical Group Ltd.	6,195,994	6,603
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,153,218	6,596
*	Hopson Development Holdings Ltd.	14,668,716	6,570
	China Lesso Group Holdings Ltd.	13,144,416	6,548
	Huaneng Power International Inc. Class A	6,414,876	6,545
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,448,731	6,541
[3]	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	6,209,011	6,494
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,383,467	6,489
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	7,844,900	6,476
	TCL Electronics Holdings Ltd.	9,103,213	6,461
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,483,228	6,450
*,2	Bairong Inc. Class B	5,073,500	6,437
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,606,875	6,431
	Hundsun Technologies Inc. Class A	1,702,151	6,402
	Livzon Pharmaceutical Group Inc. Class H	1,898,205	6,392
	Shanjin International Gold Co. Ltd. Class A	2,530,518	6,377
*	Lifetech Scientific Corp.	29,502,619	6,338
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,576,264	6,337
	Hangzhou Tigermed Consulting Co. Ltd. Class A	715,980	6,335
*	DPC Dash Ltd.	775,700	6,324
	Digital China Holdings Ltd.	17,629,283	6,306
	Guanghui Energy Co. Ltd. Class A	5,873,900	6,305
	Towngas Smart Energy Co. Ltd.	15,307,733	6,300
*	China Greatwall Technology Group Co. Ltd. Class A	2,824,500	6,284
	Imeik Technology Development Co. Ltd. Class A	210,280	6,283
*	Vnet Group Inc. ADR	1,889,613	6,198
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,981,479	6,189
	China BlueChemical Ltd. Class H	23,751,366	6,173

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Bank of Nanjing Co. Ltd. Class A	4,261,048	6,144
	Dongfang Electric Corp. Ltd. Class H	4,662,900	6,120
	Kunlun Tech Co. Ltd. Class A	1,073,145	6,114
	Yunnan Aluminium Co. Ltd. Class A	3,043,000	6,069
	Sailun Group Co. Ltd. Class A	2,972,743	6,054
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,192,699	6,052
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,554,536	6,043
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,278,000	6,034
	Flat Glass Group Co. Ltd. Class A	1,491,565	6,032
	China Resources Microelectronics Ltd. Class A	852,624	6,032
	China National Chemical Engineering Co. Ltd. Class A	5,303,743	6,031
*,1	Gaotu Techedu Inc. ADR	1,956,571	6,026
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,863,346	6,004
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	5,162,407	5,976
	Dongfang Electric Corp. Ltd. Class A	2,691,600	5,966
	Huayu Automotive Systems Co. Ltd. Class A	2,808,305	5,958
	China Overseas Grand Oceans Group Ltd.	22,599,402	5,954
	Skyworth Group Ltd.	14,964,344	5,953
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,172,425	5,934
	Lee & Man Paper Manufacturing Ltd.	19,089,016	5,889
	YTO Express Group Co. Ltd. Class A	2,549,659	5,883
	Pharmaron Beijing Co. Ltd. Class A	1,430,159	5,874
	Tsingtao Brewery Co. Ltd. Class A	622,358	5,866
*,2	Maoyan Entertainment	5,856,777	5,866
	Shengyi Technology Co. Ltd. Class A	2,035,900	5,863
	Maxscend Microelectronics Co. Ltd. Class A	437,405	5,863
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	2,073,204	5,855
[2]	Qingdao Port International Co. Ltd. Class H	8,288,832	5,807
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	5,002,086	5,803
	Mango Excellent Media Co. Ltd. Class A	1,643,799	5,795
	Bank of Chongqing Co. Ltd. Class H	7,965,546	5,789
	Poly Property Group Co. Ltd.	26,771,730	5,777
*	Zhongyu Energy Holdings Ltd.	10,077,677	5,775
	LB Group Co. Ltd. Class A	2,159,900	5,723
	Shandong Nanshan Aluminum Co. Ltd. Class A	9,985,735	5,720
	Tong Ren Tang Technologies Co. Ltd. Class H	8,723,777	5,713
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	6,551,040	5,697
	China Jushi Co. Ltd. Class A	3,558,388	5,654
	Tianshui Huatian Technology Co. Ltd. Class A	2,917,045	5,607
	Hengli Petrochemical Co. Ltd. Class A	2,900,320	5,601
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,616,720	5,588
*	New Hope Liuhe Co. Ltd. Class A	4,050,887	5,583
	CSG Holding Co. Ltd. Class B	17,537,213	5,576
	PAX Global Technology Ltd.	8,379,609	5,552
	Tongling Nonferrous Metals Group Co. Ltd. Class A	11,660,306	5,549
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,655,492	5,526
	Jiangxi Copper Co. Ltd. Class A	1,810,801	5,517
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,366,800	5,496
	Ming Yuan Cloud Group Holdings Ltd.	15,819,192	5,490
*	Yonghui Superstores Co. Ltd. Class A	8,468,400	5,483
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,152,295	5,453
	JNBY Design Ltd.	2,848,164	5,451
	Canvest Environmental Protection Group Co. Ltd.	9,755,428	5,443
	Western Mining Co. Ltd. Class A	2,200,367	5,439
	Yealink Network Technology Corp. Ltd. Class A	991,641	5,430
[1,2]	Jiumaojiu International Holdings Ltd.	12,535,535	5,413
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,641,216	5,412
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,852,600	5,385
	Victory Giant Technology Huizhou Co. Ltd. Class A	860,562	5,384
	Shoucheng Holdings Ltd.	40,336,332	5,384
	China Railway Signal & Communication Corp. Ltd. Class A	6,084,428	5,367
	Beijing Roborock Technology Co. Ltd. Class A	161,642	5,360
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,762,344	5,332
*	Shenzhen Infogem Technologies Co. Ltd. Class A	648,800	5,322
	Goneo Group Co. Ltd. Class A	519,347	5,321
*,1	Shanghai MicroPort MedBot Group Co. Ltd.	4,816,500	5,321
	NetDragon Websoft Holdings Ltd.	4,073,129	5,306
	China Oriental Group Co. Ltd.	33,151,391	5,290
	SooChow Securities Co. Ltd. Class A	4,608,877	5,273
	Changchun High-Tech Industry Group Co. Ltd. Class A	359,073	5,263

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China XD Electric Co. Ltd. Class A	4,522,183	5,249
	COFCO Capital Holdings Co. Ltd. Class A	1,726,984	5,248
	Huaibei Mining Holdings Co. Ltd. Class A	2,411,112	5,242
	Shanghai Belling Co. Ltd. Class A	726,100	5,232
	Guangshen Railway Co. Ltd. Class H	18,829,193	5,229
	Hengtong Optic-electric Co. Ltd. Class A	2,139,860	5,211
	Shenergy Co. Ltd. Class A	4,293,600	5,205
	SG Micro Corp. Class A	415,370	5,202
	Lonking Holdings Ltd.	26,996,798	5,197
	Sihuan Pharmaceutical Holdings Group Ltd.	55,159,035	5,170
	Shenzhen Goodix Technology Co. Ltd. Class A	409,100	5,154
	Changjiang Securities Co. Ltd. Class A	5,169,432	5,134
	First Capital Securities Co. Ltd. Class A	4,252,600	5,133
	TongFu Microelectronics Co. Ltd. Class A	1,358,802	5,130
	Yunnan Yuntianhua Co. Ltd. Class A	1,585,273	5,130
*,2	China Bohai Bank Co. Ltd. Class H	40,208,427	5,119
*	Lifan Technology Group Co. Ltd. Class A	4,819,400	5,115
	Eastroc Beverage Group Co. Ltd. Class A	171,080	5,096
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,269,000	5,069
	Sunwoda Electronic Co. Ltd. Class A	1,592,204	5,066
	Huadian Power International Corp. Ltd. Class A	6,238,600	5,058
[2]	Sunac Services Holdings Ltd.	20,281,708	5,027
	Guoyuan Securities Co. Ltd. Class A	4,218,740	5,023
	GalaxyCore Inc. Class A	2,301,465	4,983
	Gotion High-tech Co. Ltd. Class A	1,557,700	4,976
[2]	Angelalign Technology Inc.	632,678	4,971
*	China National Software & Service Co. Ltd. Class A	778,298	4,967
	Shenzhen Transsion Holdings Co. Ltd. Class A	369,177	4,945
	Dong-E-E-Jiao Co. Ltd. Class A	596,480	4,940
	Concord New Energy Group Ltd.	71,940,075	4,909
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	1,950,900	4,898
	SUPCON Technology Co. Ltd. Class A	723,267	4,896
	Huagong Tech Co. Ltd. Class A	887,200	4,895
*	Ninestar Corp. Class A	1,234,664	4,883
*	Yonyou Network Technology Co. Ltd. Class A	3,053,285	4,876
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	761,541	4,868
*	Newborn Town Inc.	9,988,747	4,855
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,230,716	4,834
	Wuhan Guide Infrared Co. Ltd. Class A	3,879,837	4,833
	First Tractor Co. Ltd. Class H	5,400,714	4,829
	CNPC Capital Co. Ltd. Class A	3,882,657	4,826
	Ningbo Orient Wires & Cables Co. Ltd. Class A	604,900	4,812
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,105,200	4,805
*	Fenbi Ltd.	14,396,000	4,802
*	CCOOP Group Co. Ltd. Class A	17,516,100	4,798
	Tianqi Lithium Corp. Class H	1,427,800	4,770
	Youngor Fashion Co. Ltd. Class A	4,510,400	4,766
	BOE Technology Group Co. Ltd. Class B	12,351,229	4,764
	COSCO SHIPPING Development Co. Ltd. Class A	12,765,172	4,756
	AVIC Industry-Finance Holdings Co. Ltd. Class A	8,139,195	4,743
*	Hainan Airport Infrastructure Co. Ltd. Class A	9,541,639	4,726
*	Yanlord Land Group Ltd.	8,933,292	4,708
	Accelink Technologies Co. Ltd. Class A	735,000	4,697
	APT Medical Inc. Class A	89,672	4,686
	Hwatsing Technology Co. Ltd. Class A	172,977	4,679
*	Talkweb Information System Co. Ltd. Class A	1,235,783	4,670
	China Shineway Pharmaceutical Group Ltd.	3,929,854	4,658
	Caitong Securities Co. Ltd. Class A	3,984,290	4,631
*,2	Evergrande Property Services Group Ltd.	44,413,000	4,598
	Sichuan Expressway Co. Ltd. Class H	11,293,253	4,593
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	172,688	4,588
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,721,252	4,582
	Minmetals Capital Co. Ltd. Class A	4,344,200	4,572
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,380,450	4,565
	CNGR Advanced Material Co. Ltd. Class A	845,058	4,557
	Wasion Holdings Ltd.	6,020,000	4,555
	Sichuan Development Lomon Co. Ltd. Class A	1,709,150	4,544
	CGN New Energy Holdings Co. Ltd.	15,353,506	4,538
	Western Securities Co. Ltd. Class A	3,943,344	4,537
*,1	Guangzhou R&F Properties Co. Ltd. Class H	22,872,575	4,533

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,807,400	4,519
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	721,761	4,514
	Shenzhen Huaqiang Industry Co. Ltd. Class A	831,330	4,504
*	FIH Mobile Ltd.	39,068,562	4,502
	Dongxing Securities Co. Ltd. Class A	2,900,222	4,485
	Yuexiu REIT	33,576,986	4,484
	Huaxin Cement Co. Ltd. Class H	4,142,072	4,464
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,887,224	4,462
	RoboTechnik Intelligent Technology Co. Ltd. Class A	155,400	4,452
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,940,433	4,427
	Yuexiu Transport Infrastructure Ltd.	9,002,245	4,418
	West China Cement Ltd.	29,628,756	4,417
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	228,060	4,399
	Hoshine Silicon Industry Co. Ltd. Class A	527,780	4,384
	Piotech Inc. Class A	193,982	4,384
	Unisplendour Corp. Ltd. Class A	1,193,152	4,380
	Shanghai Baosight Software Co. Ltd. Class A	1,158,371	4,376
[2]	A-Living Smart City Services Co. Ltd.	10,795,289	4,361
*,2	CanSino Biologics Inc. Class H	1,197,102	4,351
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,914,065	4,349
	Hangzhou Great Star Industrial Co. Ltd. Class A	1,078,000	4,342
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,098,443	4,335
*,1,2	Remegen Co. Ltd. Class H	2,003,320	4,318
	Shui On Land Ltd.	47,198,378	4,316
	Zangge Mining Co. Ltd. Class A	1,069,679	4,305
	GEM Co. Ltd. Class A	4,388,120	4,302
*	Sohu.com Ltd. ADR	304,407	4,289
	Humanwell Healthcare Group Co. Ltd. Class A	1,415,300	4,285
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	898,330	4,280
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	902,073	4,251
	Shenzhen Investment Ltd.	34,333,328	4,226
	Shandong Sun Paper Industry JSC Ltd. Class A	2,310,000	4,226
	SDIC Capital Co. Ltd. Class A	3,767,000	4,200
	Sealand Securities Co. Ltd. Class A	5,956,200	4,191
	Xiamen Amoytop Biotech Co. Ltd. Class A	383,982	4,174
	Shenzhen Energy Group Co. Ltd. Class A	4,450,157	4,168
*	Kingsoft Cloud Holdings Ltd.	21,629,915	4,149
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	912,427	4,128
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,899,200	4,127
*	Angang Steel Co. Ltd. Class H	21,301,121	4,126
	Guobo Electronics Co. Ltd. Class A	542,686	4,123
	Western Superconducting Technologies Co. Ltd. Class A	581,959	4,121
*	J-Yuan Trust Co. Ltd. Class A	8,780,700	4,114
	Guangdong Electric Power Development Co. Ltd. Class B	15,075,212	4,111
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	409,249	4,102
*,1,2	Haichang Ocean Park Holdings Ltd.	44,205,070	4,089
	Sinolink Securities Co. Ltd. Class A	3,180,100	4,088
	Bank of Changsha Co. Ltd. Class A	3,399,400	4,075
	AECC Aero-Engine Control Co. Ltd. Class A	1,203,600	4,055
	Yili Chuanning Biotechnology Co. Ltd. Class A	2,063,800	4,053
[3]	Huafon Chemical Co. Ltd. Class A	3,612,805	4,046
	Hubei Energy Group Co. Ltd. Class A	5,766,467	4,043
	Suzhou Maxwell Technologies Co. Ltd. Class A	246,865	4,027
	China Rare Earth Resources & Technology Co. Ltd. Class A	942,500	4,019
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	9,516,100	4,018
	Han's Laser Technology Industry Group Co. Ltd. Class A	1,106,400	4,006
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,114,080	4,003
	Chervon Holdings Ltd.	1,508,100	3,971
	China Resources Medical Holdings Co. Ltd.	7,944,418	3,963
*	Seazen Holdings Co. Ltd. Class A	1,934,035	3,962
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,232,983	3,954
	China Modern Dairy Holdings Ltd.	37,639,317	3,948
*,1	Adicon Holdings Ltd.	4,794,227	3,936
	Yunnan Energy New Material Co. Ltd. Class A	785,630	3,930
	Xuji Electric Co. Ltd. Class A	920,400	3,928
	Hualan Biological Engineering Inc. Class A	1,694,155	3,926
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	183,236	3,926
	Avary Holding Shenzhen Co. Ltd. Class A	744,640	3,920
	AIMA Technology Group Co. Ltd. Class A	804,394	3,919
*	Wintime Energy Group Co. Ltd. Class A	19,829,700	3,912

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Angel Yeast Co. Ltd. Class A	762,500	3,903
	Southwest Securities Co. Ltd. Class A	5,775,609	3,903
	DBG Technology Co. Ltd. Class A	748,242	3,877
*,2	Alphamab Oncology	8,034,959	3,869
*	Vantone Neo Development Group Co. Ltd. Class A	1,893,441	3,868
	AVICOPTER plc Class A	650,991	3,844
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,292,394	3,833
	Bethel Automotive Safety Systems Co. Ltd. Class A	562,540	3,833
*	Hainan Meilan International Airport Co. Ltd. Class H	3,192,641	3,823
	Hunan Valin Steel Co. Ltd. Class A	5,789,440	3,819
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,446,137	3,818
	Tiangong International Co. Ltd.	16,509,510	3,810
	Qingdao Sentury Tire Co. Ltd. Class A	984,279	3,810
	China Zheshang Bank Co. Ltd. Class A	9,531,730	3,805
	Zhejiang Longsheng Group Co. Ltd. Class A	2,689,805	3,804
*	Pacific Securities Co. Ltd. Class A	6,025,299	3,784
	Ecovacs Robotics Co. Ltd. Class A	515,840	3,783
	China International Capital Corp. Ltd. Class A	758,900	3,779
*,1	Zhihu Inc. ADR	1,058,218	3,778
*,2	Yidu Tech Inc.	8,152,795	3,755
	Hisense Home Appliances Group Co. Ltd. Class A	946,457	3,730
	Ginlong Technologies Co. Ltd. Class A	366,910	3,725
	GRG Banking Equipment Co. Ltd. Class A	2,152,643	3,721
	Guolian Securities Co. Ltd. Class A	2,147,200	3,712
	Jiangsu Yoke Technology Co. Ltd. Class A	415,900	3,707
	Qilu Bank Co. Ltd. Class A	4,878,185	3,703
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,360,439	3,701
	Nanjing Securities Co. Ltd. Class A	2,894,700	3,691
	Yifeng Pharmacy Chain Co. Ltd. Class A	1,097,070	3,660
	Amlogic Shanghai Co. Ltd. Class A	373,373	3,650
*	Shengyi Electronics Co. Ltd. Class A	745,913	3,645
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	528,983	3,642
	Yunnan Copper Co. Ltd. Class A	1,980,800	3,637
	Tongkun Group Co. Ltd. Class A	2,192,760	3,630
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	588,500	3,630
	Jinduicheng Molybdenum Co. Ltd. Class A	2,406,000	3,628
*	Tsinghua Tongfang Co. Ltd. Class A	3,025,200	3,622
	Sinofert Holdings Ltd.	24,268,198	3,615
	Beijing Yanjing Brewery Co. Ltd. Class A	2,523,610	3,605
	CNOOC Energy Technology & Services Ltd. Class A	5,872,800	3,603
	Chongqing Brewery Co. Ltd. Class A	440,789	3,600
	CGN Power Co. Ltd. Class A	6,348,800	3,600
	Ingenic Semiconductor Co. Ltd. Class A	351,646	3,598
	Zhejiang Chint Electrics Co. Ltd. Class A	1,094,902	3,596
	Meihua Holdings Group Co. Ltd. Class A	2,687,000	3,576
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,413,100	3,573
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,493,746	3,571
	Livzon Pharmaceutical Group Inc. Class A	692,843	3,568
	Shenzhen Capchem Technology Co. Ltd. Class A	660,283	3,568
*,1	Canaan Inc. ADR	3,066,997	3,558
*	Biwin Storage Technology Co. Ltd. Class A	406,484	3,555
	Xiamen C & D Inc. Class A	2,711,800	3,553
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,924,161	3,552
	Empyrean Technology Co. Ltd. Class A	252,783	3,550
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,364,740	3,547
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	9,957,352	3,532
	Henan Pinggao Electric Co. Ltd. Class A	1,377,200	3,526
*	Hubei Dinglong Co. Ltd. Class A	927,300	3,519
	Kingnet Network Co. Ltd. Class A	1,873,000	3,511
	Jason Furniture Hangzhou Co. Ltd. Class A	753,349	3,511
	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,318,900	3,491
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,179,900	3,488
	Hisense Visual Technology Co. Ltd. Class A	1,110,900	3,484
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,490,333	3,484
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,615,305	3,483
*	Q Technology Group Co. Ltd.	5,318,379	3,478
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,542,400	3,470
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	591,100	3,464
*	Agile Group Holdings Ltd.	29,022,040	3,462
	Xiamen Tungsten Co. Ltd. Class A	1,266,791	3,461

Total International Stock Index Fund
		Shares	Market Value• ($000)
	State Grid Information & Communication Co. Ltd. Class A	1,205,122	3,454
	BOE Varitronix Ltd.	4,875,854	3,445
*	IRICO Display Devices Co. Ltd. Class A	3,212,768	3,441
*,2	JS Global Lifestyle Co. Ltd.	17,078,751	3,439
[2]	AsiaInfo Technologies Ltd.	5,210,827	3,438
[1,2]	Everbright Securities Co. Ltd. Class H	3,514,632	3,436
	Oriental Pearl Group Co. Ltd. Class A	3,086,500	3,432
	HLA Group Corp. Ltd. Class A	4,288,763	3,432
	Central China Securities Co. Ltd. Class H	14,369,093	3,426
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,638,300	3,413
	Guangzhou Haige Communications Group Inc. Co. Class A	2,142,959	3,407
	Shenzhen Longsys Electronics Co. Ltd. Class A	276,515	3,406
	Wuchan Zhongda Group Co. Ltd. Class A	4,822,385	3,404
	China Baoan Group Co. Ltd. Class A	2,230,264	3,402
	Ming Yang Smart Energy Group Ltd. Class A	2,004,183	3,390
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	6,909,900	3,388
*	Greenland Holdings Corp. Ltd. Class A	11,481,006	3,383
	China Oilfield Services Ltd. Class A	1,590,490	3,370
	Chengdu Hi-tech Development Co. Ltd. Class A	335,100	3,370
	Jointown Pharmaceutical Group Co. Ltd. Class A	4,624,896	3,362
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,771,900	3,360
	Juneyao Airlines Co. Ltd. Class A	1,871,852	3,359
	Shanghai Electric Power Co. Ltd. Class A	2,501,608	3,358
	Ningbo Zhoushan Port Co. Ltd. Class A	6,418,146	3,357
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	500,800	3,350
	Digital China Group Co. Ltd. Class A	677,400	3,350
	Eastern Air Logistics Co. Ltd. Class A	1,400,391	3,349
	Zhejiang Cfmoto Power Co. Ltd. Class A	150,600	3,342
	Bestechnic Shanghai Co. Ltd. Class A	107,502	3,335
	Weihai Guangwei Composites Co. Ltd. Class A	677,984	3,333
	Cathay Biotech Inc. Class A	502,955	3,331
	TangShan Port Group Co. Ltd. Class A	5,421,300	3,330
	Sinoma International Engineering Co. Class A	2,290,700	3,325
	Gemdale Corp. Class A	3,857,884	3,324
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,159,900	3,324
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	3,319
	ACM Research Shanghai Inc. Class A	220,818	3,311
	Shenzhen Megmeet Electrical Co. Ltd. Class A	519,225	3,306
	Heilongjiang Agriculture Co. Ltd. Class A	1,516,900	3,303
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,314,600	3,301
	Xinjiang Daqo New Energy Co. Ltd. Class A	722,147	3,297
	Haohua Chemical Science & Technology Co. Ltd. Class A	725,297	3,286
	Giant Network Group Co. Ltd. Class A	1,873,300	3,277
	Zhejiang Supor Co. Ltd. Class A	445,175	3,274
	Beijing Shougang Co. Ltd. Class A	7,091,095	3,269
	Hangcha Group Co. Ltd. Class A	1,314,201	3,257
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	476,124	3,257
	Xiamen Faratronic Co. Ltd. Class A	204,220	3,255
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,119,295	3,255
	JCHX Mining Management Co. Ltd. Class A	577,834	3,246
	Sunresin New Materials Co. Ltd. Class A	470,442	3,232
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,861,168	3,230
	Hangzhou First Applied Material Co. Ltd. Class A	1,229,201	3,227
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	546,944	3,225
	People.cn Co. Ltd. Class A	1,006,600	3,224
	Nanjing Iron & Steel Co. Ltd. Class A	5,280,746	3,223
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,394,230	3,222
	Andon Health Co. Ltd. Class A	493,572	3,221
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	6,677,590	3,220
*	Shanghai Junshi Biosciences Co. Ltd. Class A	764,276	3,219
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,370,897	3,214
*	Wanda Film Holding Co. Ltd. Class A	1,885,998	3,200
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	3,193
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	630,407	3,191
	Sinomine Resource Group Co. Ltd. Class A	683,675	3,183
	China Hainan Rubber Industry Group Co. Ltd. Class A	3,848,000	3,182
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,414,103	3,181
*	SICC Co. Ltd. Class A	382,997	3,180
	Beijing Enlight Media Co. Ltd. Class A	2,552,180	3,176
	China Zhenhua Group Science & Technology Co. Ltd. Class A	476,300	3,173

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	CPMC Holdings Ltd.	3,635,018	3,172
	Shanghai Rural Commercial Bank Co. Ltd. Class A	2,908,101	3,170
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,792,000	3,170
	Thunder Software Technology Co. Ltd. Class A	386,628	3,148
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	842,700	3,139
	Shenzhen Kedali Industry Co. Ltd. Class A	226,505	3,139
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	444,572	3,131
	Guangxi Liugong Machinery Co. Ltd. Class A	1,855,663	3,124
[2]	AK Medical Holdings Ltd.	5,081,497	3,124
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,672,300	3,123
	Shanxi Securities Co. Ltd. Class A	3,488,979	3,119
	Anjoy Foods Group Co. Ltd. Class A	258,228	3,111
	Shanghai Huace Navigation Technology Ltd. Class A	600,720	3,100
	China Foods Ltd.	9,632,706	3,095
	Sichuan New Energy Power Co. Ltd. Class A	1,870,007	3,088
	Olympic Circuit Technology Co. Ltd. Class A	745,800	3,087
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	3,077
	Shenzhen Envicool Technology Co. Ltd. Class A	676,178	3,076
*	COL Group Co. Ltd. Class A	730,400	3,076
	Hesteel Co. Ltd. Class A	9,894,043	3,072
	BBMG Corp. Class H	30,245,454	3,071
	Beijing Ultrapower Software Co. Ltd. Class A	1,702,000	3,068
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,923,545	3,065
	Liaoning Port Co. Ltd. Class A	14,139,765	3,063
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	418,278	3,060
	Yunnan Tin Co. Ltd. Class A	1,429,273	3,059
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	963,350	3,056
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	383,300	3,056
*,3	China Dili Group	35,982,893	3,055
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	932,800	3,052
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	3,049
	Ningbo Joyson Electronic Corp. Class A	1,301,400	3,042
	Huaan Securities Co. Ltd. Class A	3,515,500	3,041
	China Great Wall Securities Co. Ltd. Class A	2,532,100	3,041
	Goldwind Science & Technology Co. Ltd. Class A	1,985,858	3,039
*	Beijing Compass Technology Development Co. Ltd. Class A	210,900	3,039
*	Nexchip Semiconductor Corp. Class A	1,060,520	3,037
*	Nations Technologies Inc. Class A	541,000	3,028
	Geovis Technology Co. Ltd. Class A	517,812	3,016
	Shenzhen Sunlord Electronics Co. Ltd. Class A	725,600	3,013
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,438,800	3,012
	Glarun Technology Co. Ltd. Class A	1,186,100	3,012
*,1	Yeahka Ltd.	2,114,972	3,002
*	Beiqi Foton Motor Co. Ltd. Class A	7,936,400	2,996
	China National Medicines Corp. Ltd. Class A	674,300	2,995
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,427,740	2,992
	INESA Intelligent Tech Inc. Class B	4,838,246	2,983
	Sinotrans Ltd. Class A	4,160,521	2,983
	Offshore Oil Engineering Co. Ltd. Class A	3,910,000	2,981
	Shenzhen Sunway Communication Co. Ltd. Class A	854,235	2,969
	Datang International Power Generation Co. Ltd. Class A	7,154,411	2,965
	Shaanxi Energy Investment Co. Ltd. Class A	2,240,325	2,965
	Harbin Electric Co. Ltd. Class H	8,965,020	2,964
	Hengyi Petrochemical Co. Ltd. Class A	3,299,840	2,962
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	2,961
*	Bohai Leasing Co. Ltd. Class A	6,310,900	2,956
	Guangdong HEC Technology Holding Co. Ltd. Class A	2,649,467	2,953
	Haisco Pharmaceutical Group Co. Ltd. Class A	600,763	2,951
*	Sinopec Oilfield Service Corp. Class H	33,802,792	2,949
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	2,937
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,280,700	2,937
	Songcheng Performance Development Co. Ltd. Class A	2,158,770	2,934
	Walvax Biotechnology Co. Ltd. Class A	1,413,265	2,933
[2]	Linklogis Inc. Class B	13,488,293	2,919
*	NavInfo Co. Ltd. Class A	2,031,819	2,915
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	937,000	2,908
	Citic Offshore Helicopter Co. Ltd. Class A	781,200	2,900
	Jafron Biomedical Co. Ltd. Class A	659,726	2,896
	Jiangsu Yangnong Chemical Co. Ltd. Class A	355,810	2,892
	Shenzhen Kinwong Electronic Co. Ltd. Class A	799,460	2,892

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Kangji Medical Holdings Ltd.	3,874,782	2,887
	Northeast Securities Co. Ltd. Class A	2,402,200	2,884
	Guangshen Railway Co. Ltd. Class A	5,982,200	2,872
	CSI Solar Co. Ltd. Class A	1,380,048	2,866
	Baiyin Nonferrous Group Co. Ltd. Class A	6,557,900	2,861
	DHC Software Co. Ltd. Class A	2,776,500	2,855
	Shenzhen SC New Energy Technology Corp. Class A	271,506	2,849
	Bank of Guiyang Co. Ltd. Class A	3,375,900	2,848
	Shenzhen SED Industry Co. Ltd. Class A	1,035,200	2,847
	Shenzhen MTC Co. Ltd. Class A	3,810,500	2,845
	CECEP Wind-Power Corp. Class A	6,070,147	2,845
	Wanxiang Qianchao Co. Ltd. Class A	3,093,830	2,836
	By-health Co. Ltd. Class A	1,585,200	2,836
	Gemdale Properties & Investment Corp. Ltd.	77,186,302	2,834
	Luxi Chemical Group Co. Ltd. Class A	1,721,200	2,830
*	Jinke Smart Services Group Co. Ltd. Class H	2,908,100	2,829
	Wangsu Science & Technology Co. Ltd. Class A	2,090,700	2,828
	Tian Di Science & Technology Co. Ltd. Class A	3,268,145	2,824
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	381,800	2,820
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	1,990,001	2,815
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,046,680	2,814
	Jiayou International Logistics Co. Ltd. Class A	1,008,068	2,814
	Newland Digital Technology Co. Ltd. Class A	1,047,997	2,808
*	Tianma Microelectronics Co. Ltd. Class A	2,177,821	2,801
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	938,654	2,801
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	1,833,449	2,800
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,242,584	2,799
	Chongqing Rural Commercial Bank Co. Ltd. Class A	3,562,100	2,793
*	Shanxi Meijin Energy Co. Ltd. Class A	3,805,900	2,787
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	474,687	2,787
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,639,748	2,778
	China South Publishing & Media Group Co. Ltd. Class A	1,634,061	2,778
	Raytron Technology Co. Ltd. Class A	390,556	2,775
	Qingdao TGOOD Electric Co. Ltd. Class A	885,418	2,769
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,208,104	2,769
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	379,498	2,768
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	108,021	2,767
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,754,400	2,763
	Sinoma Science & Technology Co. Ltd. Class A	1,513,872	2,761
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	127,206	2,757
	AVIC Chengdu UAS Co. Ltd. Class A	388,390	2,756
	All Winner Technology Co. Ltd. Class A	492,830	2,753
	Bank of Chengdu Co. Ltd. Class A	1,269,227	2,750
[2]	Medlive Technology Co. Ltd.	2,525,500	2,749
*	QuantumCTek Co. Ltd. Class A	76,536	2,737
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,834,720	2,734
	Jiangsu Expressway Co. Ltd. Class A	1,542,675	2,732
*	Quzhou Xin'an Development Co. Ltd. Class A	6,612,700	2,732
	CCCC Design & Consulting Group Co. Ltd. Class A	2,005,500	2,727
	Guangzhou Automobile Group Co. Ltd. Class A	2,426,040	2,725
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	650,823	2,716
	Capital Securities Co. Ltd. Class A	893,500	2,709
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,075,104	2,702
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,081,590	2,700
*	Guosheng Financial Holding Inc. Class A	1,666,300	2,699
	COFCO Sugar Holding Co. Ltd. Class A	1,964,900	2,699
*	Siasun Robot & Automation Co. Ltd. Class A	1,410,640	2,697
	Shanghai United Imaging Healthcare Co. Ltd. Class A	156,954	2,697
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	2,696
	China Coal Xinji Energy Co. Ltd. Class A	2,359,030	2,694
	Topchoice Medical Corp. Class A	380,652	2,689
	FAW Jiefang Group Co. Ltd. Class A	2,217,237	2,686
	Xinyi Energy Holdings Ltd.	23,701,177	2,681
*,2,3	Venus MedTech Hangzhou Inc. Class H	3,706,377	2,679
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	405,937	2,670
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	923,000	2,664
*	Golden Solar New Energy Technology Holdings Ltd.	8,397,231	2,662
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	880,200	2,656
	Red Avenue New Materials Group Co. Ltd. Class A	566,400	2,653
	Wuxi Taiji Industry Ltd. Co. Class A	2,381,953	2,653

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Huaxin Cement Co. Ltd. Class A	1,238,181	2,653
	Jiangsu Financial Leasing Co. Ltd. Class A	3,654,587	2,648
	Hunan Gold Corp. Ltd. Class A	1,130,420	2,647
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	2,640
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	568,168	2,639
*	CITIC Guoan Information Industry Co. Ltd. Class A	5,016,900	2,632
*	China First Heavy Industries Co. Ltd. Class A	5,864,500	2,630
[2]	Zhou Hei Ya International Holdings Co. Ltd.	13,146,752	2,623
*	Shandong Chenming Paper Holdings Ltd. Class B	14,771,945	2,621
	Telling Telecommunication Holding Co. Ltd. Class A	1,200,300	2,614
	Shede Spirits Co. Ltd. Class A	294,100	2,614
	Bloomage Biotechnology Corp. Ltd. Class A	309,325	2,613
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,543,483	2,612
	Beijing Shiji Information Technology Co. Ltd. Class A	2,398,177	2,610
	BGI Genomics Co. Ltd. Class A	404,890	2,606
	Skshu Paint Co. Ltd. Class A	414,569	2,604
*	Fulin Precision Co. Ltd. Class A	1,437,670	2,597
	Suofeiya Home Collection Co. Ltd. Class A	950,700	2,593
	Central China Securities Co. Ltd. Class A	4,044,600	2,591
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	870,599	2,586
	Konfoong Materials International Co. Ltd. Class A	272,200	2,581
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,224,900	2,580
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	390,400	2,572
	Shanghai Moons' Electric Co. Ltd. Class A	390,000	2,568
	Zhuhai CosMX Battery Co. Ltd. Class A	1,015,035	2,567
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,566
	Health & Happiness H&H International Holdings Ltd.	1,953,307	2,565
	Sinotruk Jinan Truck Co. Ltd. Class A	1,086,919	2,565
*	Founder Technology Group Corp. Class A	4,395,200	2,561
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	962,300	2,556
	Zhejiang Narada Power Source Co. Ltd. Class A	836,500	2,549
	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,868,400	2,545
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	566,035	2,545
	China Lilang Ltd.	5,142,094	2,541
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,822,800	2,541
	Sharetronic Data Technology Co. Ltd. Class A	248,200	2,539
	Xiangcai Co. Ltd. Class A	2,377,242	2,538
	Guangdong Hongda Holdings Group Co. Ltd. Class A	716,200	2,532
	Kingfa Sci & Tech Co. Ltd. Class A	2,008,400	2,527
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	335,260	2,527
	China Yongda Automobiles Services Holdings Ltd.	12,220,260	2,521
	Grandblue Environment Co. Ltd. Class A	811,936	2,521
	Willfar Information Technology Co. Ltd. Class A	451,991	2,521
	Beijing Easpring Material Technology Co. Ltd. Class A	430,000	2,517
	StarPower Semiconductor Ltd. Class A	185,575	2,508
	JSTI Group Class A	1,259,980	2,500
	Ningbo Shanshan Co. Ltd. Class A	1,950,424	2,499
	Asymchem Laboratories Tianjin Co. Ltd. Class A	213,696	2,495
	Zhejiang Dingli Machinery Co. Ltd. Class A	349,785	2,493
*	Qi An Xin Technology Group Inc. Class A	558,449	2,493
	Beijing Sinnet Technology Co. Ltd. Class A	1,636,900	2,491
*	CETC Chips Technology Inc. Class A	1,171,400	2,484
	Shanghai Huayi Group Co. Ltd. Class B	4,563,835	2,483
	Hexing Electrical Co. Ltd. Class A	456,320	2,477
	China International Marine Containers Group Co. Ltd. Class A	2,041,550	2,477
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	2,469
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	650,400	2,466
	Beijing Originwater Technology Co. Ltd. Class A	3,467,284	2,465
	TianShan Material Co. Ltd. Class A	2,853,280	2,465
	Zhuhai Huafa Properties Co. Ltd. Class A	2,514,347	2,464
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,306,800	2,463
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,367,081	2,462
	Shaanxi International Trust Co. Ltd. Class A	4,351,800	2,459
	China Film Co. Ltd. Class A	1,521,832	2,455
	Sany Renewable Energy Co. Ltd. Class A	593,138	2,449
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,077,072	2,447
	Wolong Electric Group Co. Ltd. Class A	1,162,300	2,446
	Venustech Group Inc. Class A	981,774	2,445
	Kingsemi Co. Ltd. Class A	199,647	2,445
	China National Accord Medicines Corp. Ltd. Class B	1,297,620	2,444

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Bank of Chongqing Co. Ltd. Class A	2,050,159	2,444
	Motic Xiamen Electric Group Co. Ltd. Class A	607,100	2,443
*	Tangshan Jidong Cement Co. Ltd. Class A	2,918,800	2,439
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	1,034,494	2,436
	Wuhan DR Laser Technology Corp. Ltd. Class A	220,416	2,429
*	Hwa Create Co. Ltd. Class A	613,400	2,428
*	Chongqing Iron & Steel Co. Ltd. Class A	9,896,474	2,427
	CSSC Science & Technology Co. Ltd. Class A	1,264,000	2,420
	Shenghe Resources Holding Co. Ltd. Class A	1,519,800	2,415
	Sichuan Swellfun Co. Ltd. Class A	411,620	2,410
	XGD Inc. Class A	622,900	2,409
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	386,040	2,409
	JA Solar Technology Co. Ltd. Class A	883,891	2,405
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	248,430	2,395
	Tian Lun Gas Holdings Ltd.	5,484,020	2,391
	Huaxi Securities Co. Ltd. Class A	2,013,739	2,391
	Aisino Corp. Class A	1,673,900	2,391
	Eyebright Medical Technology Beijing Co. Ltd. Class A	179,315	2,391
	Huali Industrial Group Co. Ltd. Class A	254,258	2,388
	Beijing United Information Technology Co. Ltd. Class A	641,287	2,386
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	1,296,800	2,386
	CECEP Solar Energy Co. Ltd. Class A	3,272,400	2,383
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	1,778,936	2,381
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,824,763	2,380
	Huangshan Tourism Development Co. Ltd. Class B	3,230,688	2,377
	Jizhong Energy Resources Co. Ltd. Class A	2,849,376	2,376
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	2,173,761	2,374
	Fujian Sunner Development Co. Ltd. Class A	1,180,100	2,373
	Zhejiang Hailiang Co. Ltd. Class A	1,920,200	2,373
	Shennan Circuits Co. Ltd. Class A	161,587	2,369
	An Hui Wenergy Co. Ltd. Class A	2,156,921	2,364
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,295,200	2,357
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,686,690	2,356
	Winner Medical Co. Ltd. Class A	536,169	2,353
	Electric Connector Technology Co. Ltd. Class A	373,122	2,352
*	SOHO China Ltd.	25,340,856	2,345
	Fangda Carbon New Material Co. Ltd. Class A	3,147,945	2,341
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,182,400	2,338
	CETC Potevio Science & Technology Co. Ltd. Class A	672,300	2,334
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	915,500	2,334
	Zhefu Holding Group Co. Ltd. Class A	4,826,150	2,333
	Dongfang Electronics Co. Ltd. Class A	1,442,200	2,330
[2]	China New Higher Education Group Ltd.	10,122,112	2,328
	Canmax Technologies Co. Ltd. Class A	701,123	2,322
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	4,601,991	2,318
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	598,774	2,318
	Foryou Corp. Class A	555,390	2,318
	North Copper Co. Ltd. Class A	1,818,700	2,318
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	859,900	2,317
	Yusys Technologies Co. Ltd. Class A	644,320	2,316
	Hainan Drinda New Energy Technology Co. Ltd. Class A	205,884	2,314
	Sineng Electric Co. Ltd. Class A	360,917	2,313
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,286,980	2,312
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	767,586	2,312
	Wangfujing Group Co. Ltd. Class A	1,092,000	2,310
	Intco Medical Technology Co. Ltd. Class A	631,800	2,308
	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	2,305
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,981,868	2,303
	Hainan Jinpan Smart Technology Co. Ltd. Class A	470,174	2,303
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,230,278	2,301
	Jilin Electric Power Co. Ltd. Class A	2,676,400	2,298
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	641,480	2,298
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	5,540,900	2,296
*	GCL System Integration Technology Co. Ltd. Class A	6,023,500	2,289
*,1,2	Ocumension Therapeutics	3,163,327	2,286
	Risen Energy Co. Ltd. Class A	1,128,190	2,283
	Shanghai Chinafortune Co. Ltd. Class A	1,045,200	2,281
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	254,823	2,279
	Sichuan Huafeng Technology Co. Ltd. Class A	430,522	2,276
	YongXing Special Materials Technology Co. Ltd. Class A	419,190	2,274

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,811,696	2,273
*	Shenyang Machine Tool Co. Ltd. Class A	1,870,600	2,273
	Fujian Kuncai Material Technology Co. Ltd. Class A	598,480	2,262
*,2	AInnovation Technology Group Co. Ltd.	3,369,700	2,260
*	Shanghai DZH Ltd. Class A	1,812,088	2,256
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,371,793	2,254
	China Wafer Level CSP Co. Ltd. Class A	571,583	2,253
	China Petroleum Engineering Corp. Class A	4,485,100	2,253
*	Sichuan Hongda Co. Ltd. Class A	1,846,000	2,250
	China Railway Materials Co. Ltd. Class A	5,721,100	2,249
*	ASR Microelectronics Co. Ltd. Class A	394,539	2,249
	China Railway Hi-tech Industry Co. Ltd. Class A	1,962,300	2,242
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,212,000	2,242
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	514,519	2,241
	State Grid Yingda Co. Ltd. Class A	2,734,269	2,238
*	United Nova Technology Co. Ltd. Class A	3,308,380	2,238
	Cinda Securities Co. Ltd. Class A	1,036,900	2,237
	Wuhan East Lake High Technology Group Co. Ltd. Class A	1,241,900	2,232
	Xi'an Triangle Defense Co. Ltd. Class A	592,620	2,229
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,306,542	2,226
	Shanghai Construction Group Co. Ltd. Class A	6,290,900	2,223
	Jiangxi Jovo Energy Co. Ltd. Class A	598,400	2,223
	Wuhan Jingce Electronic Group Co. Ltd. Class A	257,761	2,222
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	3,710,160	2,221
	Anhui Yingjia Distillery Co. Ltd. Class A	260,800	2,206
	Shanghai Stonehill Technology Co. Ltd. Class A	5,067,821	2,200
	Hongta Securities Co. Ltd. Class A	1,841,900	2,199
	CITIC Heavy Industries Co. Ltd. Class A	3,535,287	2,194
	Infore Environment Technology Group Co. Ltd. Class A	3,230,888	2,192
	Sichuan Jiuzhou Electric Co. Ltd. Class A	1,091,700	2,192
	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,186
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,999,149	2,185
	Loncin Motor Co. Ltd. Class A	1,901,600	2,183
	Shanghai Haixin Group Co. Class B	7,509,733	2,179
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,687,517	2,177
	Winning Health Technology Group Co. Ltd. Class A	1,963,130	2,171
	CETC Digital Technology Co. Ltd. Class A	640,150	2,171
*	Shandong Iron & Steel Co. Ltd. Class A	10,002,700	2,170
	Hefei Chipmore Technology Co. Ltd. Class A	1,207,728	2,169
*	Genimous Technology Co. Ltd. Class A	1,322,640	2,162
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,592,788	2,162
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	2,154
	Hoymiles Power Electronics Inc. Class A	105,857	2,149
	Hangzhou Dptech Technologies Co. Ltd. Class A	659,931	2,144
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	663,343	2,133
	Zheshang Securities Co. Ltd. Class A	1,173,647	2,130
*	Dada Nexus Ltd. ADR	1,275,492	2,130
	Hangzhou Lion Microelectronics Co. Ltd. Class A	572,480	2,130
	Jiangsu Shagang Co. Ltd. Class A	2,347,300	2,129
	Fujian Funeng Co. Ltd. Class A	1,610,134	2,128
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,322,900	2,125
*	Visionox Technology Inc. Class A	1,583,072	2,122
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	445,300	2,118
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	671,959	2,114
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,783,700	2,113
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,020,904	2,113
*	BeiGene Ltd. Class A	89,723	2,109
	Neway Valve Suzhou Co. Ltd. Class A	672,700	2,097
	China World Trade Center Co. Ltd. Class A	649,700	2,095
	Wuhu Token Science Co. Ltd. Class A	2,045,128	2,095
	Hainan Haide Capital Management Co. Ltd. Class A	1,772,132	2,095
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	230,100	2,095
	Arcsoft Corp. Ltd. Class A	427,821	2,094
*	Shenzhen Mason Technologies Co. Ltd. Class A	762,600	2,092
	Shandong Linglong Tyre Co. Ltd. Class A	763,616	2,087
	Keda Industrial Group Co. Ltd. Class A	1,760,841	2,083
*	Nanjing Tanker Corp. Class A	4,365,671	2,080
	Sichuan Expressway Co. Ltd. Class A	2,667,492	2,078
	Sonoscape Medical Corp. Class A	415,061	2,078
	Henan Mingtai Al Industrial Co. Ltd. Class A	1,145,278	2,078

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Yonfer Agricultural Technology Co. Ltd. Class A	1,110,800	2,074
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,108,380	2,072
	Shanghai Huafon Aluminium Corp. Class A	901,900	2,069
	Lakala Payment Co. Ltd. Class A	660,500	2,067
	China Meheco Group Co. Ltd. Class A	1,291,309	2,065
	Sinocare Inc. Class A	564,449	2,065
	Weifu High-Technology Group Co. Ltd. Class A	826,241	2,062
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	3,400,870	2,061
	China Railway Construction Heavy Industry Corp. Ltd. Class A	3,274,384	2,054
*	China Reform Health Management & Services Group Co. Ltd. Class A	1,001,003	2,053
	Zhongtai Securities Co. Ltd. Class A	2,145,300	2,053
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,080	2,051
*	Maanshan Iron & Steel Co. Ltd. Class H	12,956,000	2,049
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	2,049
	Anhui Heli Co. Ltd. Class A	811,000	2,047
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,428,270	2,038
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	576,100	2,037
	GCL Energy Technology Co. Ltd. Class A	1,779,800	2,037
	Taiji Computer Corp. Ltd. Class A	542,591	2,036
	Ovctek China Inc. Class A	771,904	2,032
	Oppein Home Group Inc. Class A	205,000	2,029
	Shannon Semiconductor Technology Co. Ltd. Class A	425,200	2,027
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	1,972,400	2,023
	Harbin Boshi Automation Co. Ltd. Class A	973,925	2,022
	Shenzhen Yinghe Technology Co. Ltd. Class A	610,474	2,022
	Beijing BDStar Navigation Co. Ltd. Class A	505,000	2,009
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	418,157	2,006
[2]	China East Education Holdings Ltd.	5,453,627	2,003
*	Sinopec Oilfield Service Corp. Class A	6,875,700	2,000
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	144,803	1,999
	BBMG Corp. Class A	7,690,291	1,998
*	Polaris Bay Group Co. Ltd. Class A	1,816,800	1,994
*	Ourpalm Co. Ltd. Class A	2,521,175	1,991
	Eternal Asia Supply Chain Management Ltd. Class A	2,267,197	1,989
	Dajin Heavy Industry Co. Ltd. Class A	598,500	1,987
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	162,340	1,986
	China Kings Resources Group Co. Ltd. Class A	539,110	1,983
	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	1,982
	STO Express Co. Ltd. Class A	1,295,147	1,975
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	1,974
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	932,202	1,963
	Changzhou Fusion New Material Co. Ltd. Class A	269,969	1,958
	TRS Information Technology Corp. Ltd. Class A	816,200	1,952
	Eastern Communications Co. Ltd. Class B	4,633,259	1,951
	JiuGui Liquor Co. Ltd. Class A	275,000	1,951
	Zhejiang Medicine Co. Ltd. Class A	841,500	1,950
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,636,140	1,946
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	675,175	1,945
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	902,300	1,943
	Jiangsu Guotai International Group Co. Ltd. Class A	1,901,884	1,942
	Huaming Power Equipment Co. Ltd. Class A	806,000	1,941
	Yankershop Food Co. Ltd. Class A	275,244	1,940
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	109,231	1,937
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,718,627	1,933
	Guangzhou Development Group Inc. Class A	2,142,592	1,933
	Wuxi NCE Power Co. Ltd. Class A	383,301	1,929
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	421,760	1,928
	China Meidong Auto Holdings Ltd.	6,664,558	1,924
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,680,200	1,921
	Tianshan Aluminum Group Co. Ltd. Class A	1,653,200	1,921
	Shanghai Wanye Enterprises Co. Ltd. Class A	898,000	1,919
	CETC Cyberspace Security Technology Co. Ltd. Class A	707,989	1,918
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,733,500	1,917
	BTG Hotels Group Co. Ltd. Class A	981,188	1,915
	Ningbo Boway Alloy Material Co. Ltd. Class A	692,100	1,912
	Xi'an Bright Laser Technologies Co. Ltd. Class A	299,576	1,910
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,590,664	1,907
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	219,109	1,907
	Yantai Eddie Precision Machinery Co. Ltd. Class A	814,184	1,899
	Huaihe Energy Group Co. Ltd. Class A	3,608,500	1,898

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Xiamen Bank Co. Ltd. Class A	2,587,906	1,896
	IKD Co. Ltd. Class A	876,568	1,894
*	Youdao Inc. ADR	369,834	1,894
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,827,216	1,883
	Zhejiang Yinlun Machinery Co. Ltd. Class A	707,662	1,883
	Triumph Science & Technology Co. Ltd. Class A	1,002,100	1,879
	Xinxiang Richful Lube Additive Co. Ltd. Class A	309,090	1,877
*	Gree Real Estate Co. Ltd. Class A	1,853,769	1,875
	Guangdong Advertising Group Co. Ltd. Class A	2,015,300	1,875
	Archermind Technology Nanjing Co. Ltd. Class A	204,093	1,875
	ORG Technology Co. Ltd. Class A	2,629,700	1,874
*	Grandjoy Holdings Group Co. Ltd. Class A	4,017,346	1,871
*,2	Mobvista Inc.	7,240,000	1,869
	Skyverse Technology Co. Ltd. Class A	188,245	1,869
	Gaona Aero Material Co. Ltd. Class A	771,520	1,863
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	371,700	1,863
	Shantui Construction Machinery Co. Ltd. Class A	1,481,100	1,860
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	110,391	1,857
	Hubei Yihua Chemical Industry Co. Ltd. Class A	930,400	1,850
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,555,593	1,849
	BrightGene Bio-Medical Technology Co. Ltd. Class A	436,435	1,849
	Jiangsu Pacific Quartz Co. Ltd. Class A	429,649	1,847
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,484,700	1,844
	Sichuan Hexie Shuangma Co. Ltd. Class A	706,900	1,842
	Goke Microelectronics Co. Ltd. Class A	183,500	1,840
	Jiangsu Azure Corp. Class A	1,408,600	1,838
	China Enterprise Co. Ltd. Class A	4,193,931	1,835
	Guangdong Construction Engineering Group Co. Ltd. Class A	3,447,500	1,834
	INESA Intelligent Tech Inc. Class A	865,283	1,833
*,1	CMGE Technology Group Ltd.	18,134,990	1,830
	Beijing Sifang Automation Co. Ltd. Class A	717,900	1,829
	Jiangsu Linyang Energy Co. Ltd. Class A	1,763,000	1,828
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	184,500	1,824
*	Anhui Tatfook Technology Co. Ltd. Class A	764,216	1,821
*	Bank of Zhengzhou Co. Ltd. Class A	6,314,685	1,820
	Liaoning Cheng Da Co. Ltd. Class A	1,123,100	1,820
	Gansu Energy Chemical Co. Ltd. Class A	4,745,472	1,819
*	Antong Holdings Co. Ltd. Class A	4,679,400	1,818
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	871,965	1,817
	Shanghai Awinic Technology Co. Ltd. Class A	187,162	1,816
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	459,462	1,814
	Sansure Biotech Inc. Class A	573,367	1,811
	Fujian Longking Co. Ltd. Class A	955,600	1,810
	Tibet Urban Development & Investment Co. Ltd. Class A	986,000	1,810
*	Beijing Jetsen Technology Co. Ltd. Class A	2,250,400	1,805
*	Red Star Macalline Group Corp. Ltd. Class A	4,083,564	1,803
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	3,743,300	1,800
	Rockchip Electronics Co. Ltd. Class A	145,199	1,799
	Edifier Technology Co. Ltd. Class A	850,900	1,795
	Huada Automotive Technology Corp. Ltd. Class A	399,075	1,793
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,554,500	1,791
	Espressif Systems Shanghai Co. Ltd. Class A	100,713	1,790
	Shenzhen Leaguer Co. Ltd. Class A	1,195,900	1,783
	Sai Micro Electronics Inc. Class A	644,774	1,778
	Arctech Solar Holding Co. Ltd. Class A	148,591	1,778
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	794,000	1,775
	Guobang Pharma Ltd. Class A	645,587	1,775
	Castech Inc. Class A	406,120	1,773
	Shenzhen Topband Co. Ltd. Class A	1,084,300	1,769
	Joinn Laboratories China Co. Ltd. Class A	718,582	1,768
	Shenzhen Sunline Tech Co. Ltd. Class A	694,400	1,767
	Shanghai M&G Stationery Inc. Class A	433,200	1,766
	North Industries Group Red Arrow Co. Ltd. Class A	739,900	1,766
	Autel Intelligent Technology Corp. Ltd. Class A	410,665	1,762
	Zhuzhou Kibing Group Co. Ltd. Class A	1,769,000	1,756
*	3peak Inc. Class A	112,424	1,755
	Qingdao Port International Co. Ltd. Class A	1,484,720	1,751
	Dongguan Yiheda Automation Co. Ltd. Class A	481,105	1,751
	Leader Harmonious Drive Systems Co. Ltd. Class A	136,645	1,751
	Beijing Balance Medical Technology Co. Ltd. Class A	104,108	1,751

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,2	Microport Cardioflow Medtech Corp.	18,860,905	1,749
	Beibuwan Port Co. Ltd. Class A	1,547,140	1,745
	Nantong Jianghai Capacitor Co. Ltd. Class A	834,345	1,744
	Zhejiang Jingu Co. Ltd. Class A	1,054,612	1,743
	Fujian Boss Software Development Co. Ltd. Class A	729,480	1,743
*,1	China South City Holdings Ltd.	60,545,084	1,731
	Jiangling Motors Corp. Ltd. Class A	481,278	1,731
	Xiamen Xiangyu Co. Ltd. Class A	2,093,901	1,731
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	326,170	1,729
	Wasu Media Holding Co. Ltd. Class A	1,649,700	1,727
	Vanchip Tianjin Technology Co. Ltd. Class A	359,858	1,725
	Riyue Heavy Industry Co. Ltd. Class A	937,561	1,720
	Range Intelligent Computing Technology Group Co. Ltd. Class A	382,000	1,717
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,117,821	1,712
	Shanghai Haohai Biological Technology Co. Ltd. Class A	186,185	1,710
	Beijing eGOVA Co. Ltd. Class A	591,742	1,708
	Wondershare Technology Group Co. Ltd. Class A	198,569	1,708
*	Farasis Energy Gan Zhou Co. Ltd. Class A	1,009,067	1,706
*,2	Arrail Group Ltd.	4,038,500	1,705
	YGSOFT Inc. Class A	1,901,455	1,703
*	Maanshan Iron & Steel Co. Ltd. Class A	5,170,861	1,700
	Dazhong Mining Co. Ltd.	1,427,980	1,698
	Xiamen ITG Group Corp. Ltd. Class A	1,848,300	1,697
	Quectel Wireless Solutions Co. Ltd. Class A	230,518	1,696
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,674,100	1,696
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	507,652	1,695
	Beijing Jingneng Power Co. Ltd. Class A	3,184,600	1,691
	Anker Innovations Technology Co. Ltd. Class A	150,020	1,691
	China Tianying Inc. Class A	2,447,700	1,690
	Chongqing Taiji Industry Group Co. Ltd. Class A	468,100	1,690
	ZWSOFT Co. Ltd. Guangzhou Class A	128,339	1,688
	Longshine Technology Group Co. Ltd. Class A	970,856	1,683
*	Oriental Energy Co. Ltd. Class A	1,355,200	1,682
	Hainan Strait Shipping Co. Ltd. Class A	2,024,051	1,680
	Kehua Data Co. Ltd. Class A	451,480	1,679
	KPC Pharmaceuticals Inc. Class A	784,700	1,678
	Xi'An Shaangu Power Co. Ltd. Class A	1,355,800	1,678
	CITIC Metal Co. Ltd. Class A	1,501,100	1,678
*	Beijing Shunxin Agriculture Co. Ltd. Class A	666,729	1,676
	Bank of Xi'an Co. Ltd. Class A	3,288,339	1,676
*	Sensteed Hi-tech Group Class A	8,327,700	1,674
	Bank of Lanzhou Co. Ltd. Class A	4,778,000	1,672
	Fibocom Wireless Inc. Class A	726,408	1,671
	Hangzhou EZVIZ Network Co. Ltd. Class A	381,217	1,671
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,669
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	1,822,400	1,669
*	Sinocelltech Group Ltd. Class A	312,213	1,669
	Jiangzhong Pharmaceutical Co. Ltd. Class A	563,400	1,668
*	Harbin Hatou Investment Co. Ltd. Class A	1,591,549	1,667
	Huaxia Eye Hospital Group Co. Ltd. Class A	554,270	1,667
*	Sino-Ocean Group Holding Ltd.	38,729,553	1,665
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,224,000	1,665
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,307,600	1,665
	G-bits Network Technology Xiamen Co. Ltd. Class A	58,049	1,663
	Hainan Mining Co. Ltd. Class A	1,699,100	1,663
*	Orient Group Inc. Class A	3,504,600	1,663
	Guangzhou Port Co. Ltd. Class A	3,386,200	1,663
	Bank of Qingdao Co. Ltd. Class A	3,192,893	1,662
	Shenzhen Expressway Corp. Ltd. Class A	1,204,348	1,662
*	Jushri Technologies Inc. Class A	562,200	1,660
	Bluestar Adisseo Co. Class A	1,072,112	1,659
	MLS Co. Ltd. Class A	1,374,116	1,658
	Shenzhen CECport Technologies Co. Ltd. Class A	584,199	1,653
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	391,033	1,650
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	607,489	1,647
*	Roshow Technology Co. Ltd. Class A	1,757,200	1,647
	Tibet Huayu Mining Co. Ltd. Class A	882,000	1,645
	Winall Hi-Tech Seed Co. Ltd. Class A	855,960	1,644
	iRay Technology Co. Ltd. Class A	99,411	1,641
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	349,100	1,640

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Mehow Innovative Ltd. Class A	360,700	1,638
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,061,000	1,635
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	116,695	1,635
	Advanced Fiber Resources Zhuhai Ltd. Class A	227,965	1,632
*	Angang Steel Co. Ltd. Class A	4,720,450	1,631
*	Sinochem International Corp. Class A	2,742,000	1,631
	Guangzhou Guangri Stock Co. Ltd. Class A	888,400	1,626
*	Financial Street Holdings Co. Ltd. Class A	3,228,505	1,623
	Sinofibers Technology Co. Ltd. Class A	372,623	1,622
	Wuxi Autowell Technology Co. Ltd. Class A	213,052	1,618
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,093,501	1,616
	Hangjin Technology Co. Ltd. Class A	636,200	1,612
	City Development Environment Co. Ltd. Class A	850,600	1,612
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	701,665	1,611
	Guangzhou Wondfo Biotech Co. Ltd. Class A	462,076	1,610
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	1,610
	Caida Securities Co. Ltd. Class A	1,539,600	1,608
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	455,425	1,607
	China Merchants Port Group Co. Ltd. Class A	559,474	1,603
	POCO Holding Co. Ltd. Class A	243,800	1,602
	Anhui Jinhe Industrial Co. Ltd. Class A	494,773	1,601
*	Addsino Co. Ltd. Class A	1,350,000	1,600
	Leo Group Co. Ltd. Class A	5,903,800	1,599
	Shenzhen FRD Science & Technology Co. Ltd. Class A	537,901	1,595
*	Zotye Automobile Co. Ltd. Class A	4,649,655	1,593
*	Guangdong Golden Dragon Development Inc. Class A	854,000	1,592
	Guizhou Chanhen Chemical Corp. Class A	532,100	1,591
[3]	Ningbo Xusheng Group Co. Ltd. Class A	882,240	1,590
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	1,589
	First Tractor Co. Ltd. Class A	744,400	1,589
	Xinjiang Joinworld Co. Ltd. Class A	1,535,900	1,589
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	373,617	1,586
	Chinalin Securities Co. Ltd. Class A	913,000	1,585
	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	1,584
	Guangdong Aofei Data Technology Co. Ltd. Class A	890,070	1,583
	Xinhuanet Co. Ltd. Class A	470,135	1,581
	HBIS Resources Co. Ltd. Class A	766,800	1,581
	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,045,600	1,580
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,027,500	1,580
	Sanwei Holding Group Co. Ltd. Class A	878,700	1,580
	Do-Fluoride New Materials Co. Ltd. Class A	923,300	1,577
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	162,861	1,577
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	1,575
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	899,160	1,573
	Guocheng Mining Co. Ltd. Class A	935,164	1,571
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	842,800	1,571
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,036,100	1,571
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,257,430	1,567
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	523,372	1,564
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,330,940	1,562
	Hangzhou Iron & Steel Co. Class A	2,703,700	1,560
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	235,000	1,559
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,139,700	1,558
	Hoyuan Green Energy Co. Ltd. Class A	465,554	1,558
	Perfect World Co. Ltd. Class A	1,102,250	1,555
	Tianjin Port Co. Ltd. Class A	2,299,829	1,553
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	228,159	1,552
	Kidswant Children Products Co. Ltd. Class A	985,213	1,548
	Chengxin Lithium Group Co. Ltd. Class A	754,270	1,545
	Xiamen Kingdomway Group Co. Class A	667,531	1,538
	Micro-Tech Nanjing Co. Ltd. Class A	151,102	1,538
	Fushun Special Steel Co. Ltd. Class A	1,557,400	1,535
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,315,615	1,530
*	Xian International Medical Investment Co. Ltd. Class A	2,001,300	1,528
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	793,700	1,526
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,273,120	1,526
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	565,478	1,525
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	158,547	1,525
	Sunflower Pharmaceutical Group Co. Ltd. Class A	550,695	1,523
	Tongyu Heavy Industry Co. Ltd. Class A	3,654,500	1,522

Total International Stock Index Fund
		Shares	Market Value• ($000)
[2]	Joinn Laboratories China Co. Ltd. Class H	1,339,958	1,519
	DongFeng Automobile Co. Ltd. Class A	1,642,900	1,517
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	2,261,700	1,516
	Yangling Metron New Material Inc. Class A	423,700	1,516
	Leyard Optoelectronic Co. Ltd. Class A	2,029,000	1,515
	China Conch Environment Protection Holdings Ltd.	14,083,611	1,515
	Xiamen King Long Motor Group Co. Ltd. Class A	736,421	1,515
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,505,600	1,512
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,271,974	1,512
*	Cinda Real Estate Co. Ltd. Class A	1,999,514	1,511
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	772,084	1,510
	Baoji Titanium Industry Co. Ltd. Class A	350,242	1,508
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	129,900	1,508
	Hangzhou Shunwang Technology Co. Ltd. Class A	727,143	1,507
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	1,080,600	1,507
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	1,507
	Xianhe Co. Ltd. Class A	575,100	1,507
	Anhui Expressway Co. Ltd. Class A	789,733	1,505
	Yunnan Energy Investment Co. Ltd. Class A	834,362	1,493
	Kailuan Energy Chemical Co. Ltd. Class A	1,567,500	1,490
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	1,489
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,047,900	1,489
*	TPV Technology Co. Ltd. Class A	3,715,200	1,486
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,207,100	1,485
*	Client Service International Inc. Class A	412,050	1,482
	Henan Lingrui Pharmaceutical Co. Class A	491,300	1,482
	Shanxi Coking Co. Ltd. Class A	2,524,771	1,480
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	1,289,500	1,475
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	704,700	1,471
	Beijing Dahao Technology Corp. Ltd. Class A	702,180	1,471
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	264,700	1,468
	Qianhe Condiment & Food Co. Ltd. Class A	846,422	1,466
	Zhejiang Communications Technology Co. Ltd. Class A	2,424,941	1,465
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	274,400	1,463
	Estun Automation Co. Ltd. Class A	686,000	1,461
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,347,200	1,459
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	852,900	1,454
	Juewei Food Co. Ltd. Class A	567,264	1,451
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	927,700	1,451
	Hefei Meiya Optoelectronic Technology Inc. Class A	662,896	1,450
	Eastern Communications Co. Ltd. Class A	819,500	1,450
	Jiangxi Hongcheng Environment Co. Ltd. Class A	1,086,600	1,446
	Shandong Humon Smelting Co. Ltd. Class A	927,700	1,444
	DeHua TB New Decoration Materials Co. Ltd. Class A	821,154	1,442
	FESCO Group Co. Ltd. Class A	503,100	1,441
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	375,285	1,439
	Servyou Software Group Co. Ltd. Class A	353,600	1,438
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	220,780	1,438
*	COFCO Biotechnology Co. Ltd. Class A	1,751,138	1,436
*	Henan Zhongfu Industry Co. Ltd. Class A	3,517,300	1,435
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	599,600	1,433
	China Science Publishing & Media Ltd. Class A	479,300	1,433
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	702,000	1,432
	China Tungsten & Hightech Materials Co. Ltd. Class A	1,060,020	1,432
[2]	Midea Real Estate Holding Ltd.	3,341,135	1,431
	Liaoning Chengda Biotechnology Co. Ltd. Class A	373,129	1,431
	Norinco International Cooperation Ltd. Class A	988,849	1,430
	China Bester Group Telecom Co. Ltd. Class A	399,179	1,429
	Sichuan Injet Electric Co. Ltd. Class A	201,500	1,427
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	581,400	1,424
	Focus Technology Co. Ltd. Class A	338,500	1,421
	XTC New Energy Materials Xiamen Co. Ltd. Class A	279,197	1,420
	CMST Development Co. Ltd. Class A	1,922,706	1,419
*	Hybio Pharmaceutical Co. Ltd. Class A	839,100	1,419
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,008,100	1,417
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,506,315	1,417
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	777,800	1,417
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	5,012,900	1,417
*	JoulWatt Technology Co. Ltd. Class A	394,340	1,417
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,032,955	1,416

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	LianChuang Electronic Technology Co. Ltd. Class A	1,011,309	1,416
	New Guomai Digital Culture Co. Ltd. Class A	743,579	1,416
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	203,110	1,416
*	Remegen Co. Ltd. Class A	321,254	1,415
	Shanghai SMI Holding Co. Ltd. Class A	2,007,400	1,414
	Shandong Publishing & Media Co. Ltd. Class A	941,487	1,413
*	China Kepei Education Group Ltd.	8,583,574	1,413
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	432,000	1,413
*,1	LVGEM China Real Estate Investment Co. Ltd.	15,188,602	1,412
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	1,410
	Sichuan Yahua Industrial Group Co. Ltd. Class A	945,700	1,407
	Zhongmin Energy Co. Ltd. Class A	1,631,800	1,406
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,642,603	1,404
	JS Corrugating Machinery Co. Ltd. Class A	610,600	1,403
	Skyworth Digital Co. Ltd. Class A	701,757	1,402
	Tibet Mineral Development Co. Ltd. Class A	454,900	1,402
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,055,700	1,401
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	1,064,400	1,401
	Sichuan Teway Food Group Co. Ltd. Class A	699,942	1,400
*	Wonders Information Co. Ltd. Class A	1,247,700	1,398
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,365,400	1,397
*	BOE HC SemiTek Corp.	1,584,500	1,397
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	226,094	1,396
	Jingjin Equipment Inc. Class A	549,340	1,393
	Shanghai Yaoji Technology Co. Ltd. Class A	371,100	1,391
*	Shanghai Anlogic Infotech Co. Ltd. Class A	347,094	1,391
	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	1,390
	Shenzhen Tagen Group Co. Ltd. Class A	2,235,945	1,389
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,734,400	1,388
	B-Soft Co. Ltd. Class A	1,746,795	1,387
*	CICT Mobile Communication Technology Co. Ltd. Class A	1,510,599	1,387
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	449,274	1,386
*,3	Tianjin Trolia Information Technology Co. Ltd. Class A	3,161,500	1,386
*,2	Red Star Macalline Group Corp. Ltd. Class H	6,526,764	1,383
	Levima Advanced Materials Corp. Class A	600,553	1,381
	Anhui Xinhua Media Co. Ltd. Class A	1,323,400	1,379
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,617,775	1,379
	Wuxi Rural Commercial Bank Co. Ltd. Class A	1,727,000	1,379
	Guotai Epoint Software Co. Ltd. Class A	262,788	1,378
*	Beijing VRV Software Corp. Ltd. Class A	1,547,200	1,376
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	962,205	1,375
	Laobaixing Pharmacy Chain JSC Class A	602,674	1,374
*	Gosuncn Technology Group Co. Ltd. Class A	1,743,400	1,373
	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,373
	Sino-Platinum Metals Co. Ltd. Class A	689,858	1,373
*	Shenzhen Dynanonic Co. Ltd. Class A	245,166	1,371
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	1,370
	HUYA Inc. ADR	395,636	1,369
	Guangdong Tapai Group Co. Ltd. Class A	1,237,687	1,368
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	369,405	1,365
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd. Class A	200,060	1,365
*	China Express Airlines Co. Ltd. Class A	1,222,790	1,364
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,482,400	1,363
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,363
	Sumec Corp. Ltd. Class A	1,073,300	1,361
	Shanghai Pret Composites Co. Ltd. Class A	1,151,160	1,360
	Shenzhen Changhong Technology Co. Ltd. Class A	473,753	1,359
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	486,850	1,358
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	590,800	1,356
	China TransInfo Technology Co. Ltd. Class A	940,000	1,355
	Beijing CTJ Information Technology Co. Ltd. Class A	319,084	1,354
	Valiant Co. Ltd. Class A	899,400	1,348
	Lao Feng Xiang Co. Ltd. Class A	195,328	1,348
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	537,900	1,348
	Shengda Resources Co. Ltd. Class A	648,000	1,346
	Kaishan Group Co. Ltd. Class A	1,002,149	1,345
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,385,700	1,345
	Weaver Network Technology Co. Ltd. Class A	227,700	1,343
	Nanjing Gaoke Co. Ltd. Class A	1,260,300	1,341
*	RongFa Nuclear Equipment Co. Ltd. Class A	1,877,700	1,341

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	CGN Nuclear Technology Development Co. Ltd. Class A	1,314,728	1,338
*	Konka Group Co. Ltd. Class A	1,345,700	1,335
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,492,400	1,335
	Yuanjie Semiconductor Technology Co. Ltd. Class A	60,981	1,335
*	Alpha Group Class A	1,335,100	1,329
	Shanghai Runda Medical Technology Co. Ltd. Class A	557,000	1,329
	Shanying International Holding Co. Ltd. Class A	5,151,400	1,326
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	673,100	1,325
	Pylon Technologies Co. Ltd. Class A	192,577	1,325
	Yunda Holding Co. Ltd. Class A	1,130,885	1,323
	Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd.	1,729,400	1,323
*	Beijing Thunisoft Corp. Ltd. Class A	908,600	1,318
	Anhui Construction Engineering Group Co. Ltd. Class A	1,928,587	1,316
	Guangzhou Restaurant Group Co. Ltd. Class A	583,360	1,315
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,122,800	1,314
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,569,000	1,311
*	Western Region Gold Co. Ltd. Class A	713,000	1,311
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	1,036,813	1,310
	Shenzhen YHLO Biotech Co. Ltd. Class A	515,376	1,310
	Ningbo Huaxiang Electronic Co. Ltd. Class A	727,600	1,309
	Far East Smarter Energy Co. Ltd. Class A	1,763,900	1,309
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,347,809	1,308
[1]	Helens International Holdings Co. Ltd.	4,434,223	1,306
	Shanghai Bailian Group Co. Ltd. Class B	2,293,420	1,305
	Shenzhen Microgate Technology Co. Ltd. Class A	688,200	1,305
*	Yueyang Forest & Paper Co. Ltd. Class A	1,508,435	1,303
	Chongqing Chuanyi Automation Co. Ltd. Class A	447,980	1,303
	Fujian Star-net Communication Co. Ltd. Class A	529,433	1,302
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	239,500	1,302
	BOC International China Co. Ltd. Class A	798,300	1,301
	China National Accord Medicines Corp. Ltd. Class A	331,563	1,299
*	YaGuang Technology Group Co. Ltd. Class A	1,272,500	1,294
	Huapont Life Sciences Co. Ltd. Class A	1,996,100	1,293
*	Chengdu CORPRO Technology Co. Ltd. Class A	526,000	1,291
	Neusoft Corp. Class A	824,800	1,290
	Changzheng Engineering Technology Co. Ltd. Class A	579,526	1,290
	Zhejiang Wanma Co. Ltd. Class A	1,167,518	1,289
	Bank of Suzhou Co. Ltd. Class A	1,199,880	1,289
*	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	467,125	1,289
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,416,900	1,286
	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,286
	CIG Shanghai Co. Ltd. Class A	247,600	1,286
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	396,267	1,285
	Explosive Co. Ltd. Class A	741,200	1,284
	Shenzhen Desay Battery Technology Co. Class A	362,251	1,280
*	Huatu Cendes Co. Ltd. Class A	120,600	1,277
	GoodWe Technologies Co. Ltd. Class A	170,735	1,275
	Chengzhi Co. Ltd. Class A	1,133,107	1,274
	NYOCOR Co. Ltd. Class A	1,586,600	1,273
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,651,900	1,271
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	311,770	1,271
*	Shenzhen Baoming Technology Co. Ltd. Class A	164,300	1,271
	Hunan Zhongke Electric Co. Ltd. Class A	630,497	1,269
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,716,400	1,264
	Triangle Tyre Co. Ltd. Class A	618,800	1,262
	Anhui Yingliu Electromechanical Co. Ltd. Class A	597,200	1,261
	Chongqing Department Store Co. Ltd. Class A	406,400	1,260
	ABA Chemicals Corp. Class A	1,014,400	1,259
*	Tibet Tianlu Co. Ltd. Class A	1,376,050	1,256
	IReader Technology Co. Ltd. Class A	454,300	1,254
*	Beijing Tongtech Co. Ltd. Class A	526,422	1,254
*	Dosilicon Co. Ltd. Class A	365,795	1,254
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	1,877,400	1,253
	Toread Holdings Group Co. Ltd. Class A	1,045,798	1,253
*	5I5J Holding Group Co. Ltd. Class A	2,501,981	1,252
	Shinva Medical Instrument Co. Ltd. Class A	514,540	1,252
	Nanjing Vazyme Biotech Co. Ltd. Class A	374,444	1,252
	Baowu Magnesium Technology Co. Ltd. Class A	876,212	1,251
	PCI Technology Group Co. Ltd. Class A	1,814,000	1,250
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,367,500	1,249

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Beijing SuperMap Software Co. Ltd. Class A	455,102	1,246
	Hualan Biological Vaccine Inc. Class A	461,400	1,245
	Jiangsu Xukuang Energy Co. Ltd. Class A	1,651,100	1,245
*	China Fortune Land Development Co. Ltd. Class A	3,858,700	1,242
	Changjiang Publishing & Media Co. Ltd. Class A	1,063,000	1,241
	Guangdong South New Media Co. Ltd. Class A	222,495	1,241
	Suzhou Good-Ark Electronics Co. Ltd. Class A	736,800	1,241
	Nanjing Hanrui Cobalt Co. Ltd. Class A	246,600	1,237
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	1,236
	Qiming Information Technology Co. Ltd. Class A	404,400	1,236
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,746,900	1,235
*	Jilin Yatai Group Co. Ltd. Class A	3,948,800	1,233
	Amoy Diagnostics Co. Ltd. Class A	362,970	1,232
	Sumavision Technologies Co. Ltd. Class A	1,459,200	1,231
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,231
	Chengdu Wintrue Holding Co. Ltd. Class A	1,102,400	1,230
	Tofflon Science & Technology Group Co. Ltd. Class A	683,400	1,229
	Innuovo Technology Co. Ltd. Class A	1,168,300	1,228
	Jack Technology Co. Ltd. Class A	299,400	1,227
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,073,000	1,227
*	Bio-Thera Solutions Ltd. Class A	376,874	1,226
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,321,272	1,224
*	Sun Create Electronics Co. Ltd. Class A	291,300	1,223
	Dongguan Development Holdings Co. Ltd. Class A	805,100	1,221
	Sinomach Automobile Co. Ltd. Class A	1,352,400	1,220
*	Beijing Philisense Technology Co. Ltd. Class A	1,597,300	1,219
	FAWER Automotive Parts Co. Ltd. Class A	1,637,010	1,218
	Camel Group Co. Ltd. Class A	1,012,512	1,218
*	Jiangsu Zongyi Co. Ltd. Class A	1,398,100	1,218
	Anhui Kouzi Distillery Co. Ltd. Class A	223,300	1,217
	Zhuzhou Times New Material Technology Co. Ltd. Class A	701,600	1,217
	Sichuan Haite High-tech Co. Ltd. Class A	723,100	1,214
	Qingdao Haier Biomedical Co. Ltd. Class A	278,959	1,214
	Jiangsu Cnano Technology Co. Ltd. Class A	291,265	1,210
	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	1,208
	Jiangsu ToLand Alloy Co. Ltd. Class A	347,750	1,207
	Xinyu Iron & Steel Co. Ltd. Class A	2,250,100	1,205
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	374,375	1,205
*	CIMC Vehicles Group Co. Ltd. Class A	840,000	1,204
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	1,054,100	1,203
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	464,700	1,203
	Jiangsu Gian Technology Co. Ltd. Class A	196,200	1,202
	China Southern Power Grid Technology Co. Ltd. Class A	242,933	1,202
	Southern Publishing & Media Co. Ltd. Class A	615,100	1,202
	Sanquan Food Co. Ltd. Class A	782,125	1,201
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,519,600	1,201
	China Publishing & Media Co. Ltd. Class A	1,246,300	1,200
	Shandong Yulong Gold Co. Ltd. Class A	688,800	1,200
	Zhongyuan Environment-Protection Co. Ltd. Class A	948,783	1,199
	Jiang Su Suyan Jingshen Co. Ltd. Class A	756,500	1,199
	Porton Pharma Solutions Ltd. Class A	459,571	1,198
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	589,811	1,198
	Ningbo Yongxin Optics Co. Ltd. Class A	97,000	1,197
	C&S Paper Co. Ltd. Class A	1,196,908	1,196
	Moon Environment Technology Co. Ltd. Class A	794,000	1,194
	Suning Universal Co. Ltd. Class A	3,542,392	1,192
*	China High Speed Railway Technology Co. Ltd. Class A	3,251,913	1,189
	Shenzhen Hello Tech Energy Co. Ltd. Class A	100,679	1,188
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,084,100	1,187
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	862,400	1,187
	Sangfor Technologies Inc. Class A	127,679	1,186
	Gansu Yasheng Industrial Group Co. Ltd. Class A	2,948,600	1,186
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,162,090	1,186
*	Phenix Optical Co. Ltd. Class A	320,521	1,186
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,457,100	1,185
	Giantec Semiconductor Corp. Class A	139,415	1,183
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,621,394	1,183
	Linktel Technologies Co. Ltd. Class A	108,400	1,179
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	147,000	1,178
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,358,800	1,177

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shaanxi Fenghuo Electronics Co. Ltd. Class A	763,900	1,175
	Baimtec Material Co. Ltd. Class A	140,289	1,172
	Shanghai Jahwa United Co. Ltd. Class A	505,000	1,169
	Foran Energy Group Co. Ltd. Class A	734,945	1,168
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	2,024,800	1,168
	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	1,167
	Beyondsoft Corp. Class A	610,300	1,167
	Shanghai Bailian Group Co. Ltd. Class A	848,500	1,166
*	Anhui Golden Seed Winery Co. Ltd. Class A	649,900	1,166
	Qinhuangdao Port Co. Ltd. Class A	2,434,200	1,164
*	Focused Photonics Hangzhou Inc. Class A	469,100	1,164
	Shanghai Datun Energy Resources Co. Ltd. Class A	636,900	1,163
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	286,152	1,163
*	China Union Holdings Ltd. Class A	1,762,187	1,160
	Luxin Venture Capital Group Co. Ltd. Class A	563,000	1,160
	Guodian Nanjing Automation Co. Ltd. Class A	1,101,840	1,160
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,159
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,399,200	1,158
	Shanghai AtHub Co. Ltd. Class A	498,989	1,157
*	Shandong Hi-Speed New Energy Group Ltd.	5,940,861	1,157
	Beijing North Star Co. Ltd. Class A	4,025,381	1,156
	CTS International Logistics Corp. Ltd. Class A	1,327,532	1,156
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	421,100	1,156
	Chongqing Water Group Co. Ltd. Class A	1,660,200	1,155
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,051,961	1,154
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	939,300	1,154
	North China Pharmaceutical Co. Ltd. Class A	1,432,800	1,151
	Shanghai Huayi Group Co. Ltd. Class A	1,214,400	1,148
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	432,800	1,147
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,283,800	1,146
	Jinko Power Technology Co. Ltd. Class A	2,547,200	1,143
	Beijing Wandong Medical Technology Co. Ltd. Class A	570,800	1,142
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	540,956	1,139
	Hymson Laser Technology Group Co. Ltd. Class A	214,485	1,137
	Cheng De Lolo Co. Ltd. Class A	929,868	1,136
	Jiangxi Ganneng Co. Ltd. Class A	910,200	1,136
	Nanjing Cosmos Chemical Co. Ltd. Class A	306,800	1,136
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	359,100	1,135
	PNC Process Systems Co. Ltd. Class A	308,880	1,133
*	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	727,807	1,132
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	984,600	1,129
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	600,500	1,128
	Kunshan Dongwei Technology Co. Ltd. Class A	287,303	1,128
	Hand Enterprise Solutions Co. Ltd. Class A	845,500	1,125
*	China Harzone Industry Corp. Ltd. Class A	841,475	1,125
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	894,700	1,125
	Jiangsu Guoxin Corp. Ltd. Class A	1,035,300	1,124
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	191,235	1,124
*	Geo-Jade Petroleum Corp. Class A	3,272,700	1,124
	Guomai Technologies Inc. Class A	953,500	1,121
	Aotecar New Energy Technology Co. Ltd. Class A	2,748,200	1,119
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	182,266	1,118
	Shanghai Pudong Construction Co. Ltd. Class A	1,302,839	1,117
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,926,800	1,117
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,142,240	1,117
	Luenmei Quantum Co. Ltd. Class A	1,340,770	1,116
*	Primarius Technologies Co. Ltd. Class A	395,638	1,116
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	660,469	1,115
*	CSG Smart Science&Technology Co. Ltd. Class A	937,300	1,114
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	678,800	1,114
	Windey Energy Technology Group Co. Ltd. Class A	587,600	1,113
*	CCCG Real Estate Corp. Ltd. Class A	731,300	1,113
	Central China Land Media Co. Ltd. Class A	733,200	1,113
	Tianneng Battery Group Co. Ltd. Class A	269,555	1,113
	Chengdu RML Technology Co. Ltd. Class A	133,210	1,110
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,213,800	1,106
	Keboda Technology Co. Ltd. Class A	138,400	1,104
	Zhejiang HangKe Technology Inc. Co. Class A	426,585	1,103
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,102
*	ChangYuan Technology Group Ltd. Class A	1,356,100	1,101

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,374,100	1,101
*	New Journey Health Technology Group Co. Ltd. Class A	3,056,100	1,101
	Jihua Group Corp. Ltd. Class A	2,623,700	1,100
*	Shandong Dongyue Silicone Material Co. Ltd. Class A	922,000	1,100
*	Shandong Longda Meishi Co. Ltd. Class A	1,142,099	1,097
	TDG Holdings Co. Ltd. Class A	1,007,100	1,097
	Fujian Apex Software Co. Ltd. Class A	199,320	1,097
	Tayho Advanced Materials Group Co. Ltd. Class A	785,700	1,096
	Guangdong Electric Power Development Co. Ltd. Class A	1,588,300	1,096
	Grinm Advanced Materials Co. Ltd. Class A	676,800	1,091
	Chow Tai Seng Jewellery Co. Ltd. Class A	687,201	1,090
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	397,261	1,090
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	917,100	1,089
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	848,200	1,089
	ZheJiang Dali Technology Co. Ltd. Class A	581,440	1,088
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,901,501	1,087
	GRG Metrology & Test Group Co. Ltd. Class A	444,960	1,087
	Anhui Guangxin Agrochemical Co. Ltd. Class A	715,008	1,087
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	1,083
*	Shanghai Milkground Food Tech Co. Ltd. Class A	473,600	1,082
	Daan Gene Co. Ltd. Class A	1,241,370	1,079
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	363,241	1,079
	Xinfengming Group Co. Ltd. Class A	681,669	1,079
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,032,576	1,079
	Ningbo Yunsheng Co. Ltd. Class A	1,100,300	1,078
	Shandong Denghai Seeds Co. Ltd. Class A	754,700	1,078
	Youngy Co. Ltd. Class A	219,700	1,076
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	314,613	1,073
	Mesnac Co. Ltd. Class A	972,100	1,073
	Shenzhen Noposin Crop Science Co. Ltd. Class A	823,100	1,072
	CSG Holding Co. Ltd. Class A	1,382,132	1,071
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	356,260	1,070
*	INKON Life Technology Co. Ltd. Class A	743,300	1,070
	Kuangda Technology Group Co. Ltd. Class A	1,373,700	1,070
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,433,955	1,066
	Autohome Inc. Class A	151,457	1,066
*	Rising Nonferrous Metals Share Co. Ltd. Class A	251,100	1,066
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	304,300	1,065
*	Zhejiang Yongtai Technology Co. Ltd. Class A	772,264	1,062
	Dian Diagnostics Group Co. Ltd. Class A	594,000	1,062
	Greattown Holdings Ltd. Class A	1,986,700	1,061
*	Wellhope Foods Co. Ltd. Class A	921,083	1,061
	Chengdu Kanghua Biological Products Co. Ltd. Class A	124,909	1,061
*	Huayi Brothers Media Corp. Class A	2,624,300	1,060
*	Minmetals Development Co. Ltd. Class A	990,610	1,059
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	128,072	1,059
*	Beijing Capital Development Co. Ltd. Class A	2,560,813	1,058
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	475,500	1,058
*	VanJee Technology Co. Ltd. Class A	189,800	1,056
	Beijing Gehua CATV Network Co. Ltd. Class A	1,005,666	1,054
*	Toyou Feiji Electronics Co. Ltd. Class A	405,900	1,054
*,1	Jin Medical International Ltd.	527,068	1,054
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	654,800	1,053
	Jinlei Technology Co. Ltd. Class A	300,359	1,053
	Opple Lighting Co. Ltd. Class A	429,756	1,052
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	522,600	1,052
	Henan Zhongyuan Expressway Co. Ltd. Class A	1,866,800	1,052
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	742,100	1,052
	Hangzhou Sunrise Technology Co. Ltd. Class A	440,200	1,051
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,084,192	1,044
*	UTour Group Co. Ltd. Class A	955,700	1,043
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	327,793	1,043
	NanJi E-Commerce Co. Ltd. Class A	2,289,093	1,042
	Autobio Diagnostics Co. Ltd. Class A	164,505	1,041
	PhiChem Corp. Class A	472,160	1,040
	Joyoung Co. Ltd. Class A	733,277	1,039
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	243,444	1,039
*	Jishi Media Co. Ltd. Class A	3,645,900	1,037
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,460,600	1,037
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	439,300	1,036

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Visual China Group Co. Ltd. Class A	497,697	1,035
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	183,389	1,035
	Chengdu Leejun Industrial Co. Ltd. Class A	1,188,300	1,034
	Chongqing Road & Bridge Co. Ltd. Class A	1,061,900	1,034
	Beijing Aerospace Changfeng Co. Ltd. Class A	572,558	1,033
	Vatti Corp. Ltd. Class A	931,300	1,031
	Anhui Huaheng Biotechnology Co. Ltd. Class A	210,973	1,029
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	520,052	1,027
*	Shanghai Guijiu Co. Ltd. Class A	403,600	1,027
	Insigma Technology Co. Ltd. Class A	1,024,600	1,027
	Bros Eastern Co. Ltd. Class A	1,372,600	1,026
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	610,900	1,026
*	Sansteel Minguang Co. Ltd. Fujian Class A	2,107,900	1,025
	Lingyun Industrial Corp. Ltd. Class A	808,000	1,025
*	Kingsignal Technology Co. Ltd. Class A	781,700	1,024
	Sino Biological Inc. Class A	108,269	1,024
*	Hunan New Wellful Co. Ltd. Class A	1,133,700	1,021
	Jiangsu Yinhe Electronics Co. Ltd. Class A	1,164,400	1,019
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	2,580,000	1,017
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,036,900	1,017
*	Huafu Fashion Co. Ltd. Class A	1,846,024	1,016
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	775,300	1,015
	Goldenmax International Group Ltd. Class A	858,300	1,014
	Sunstone Development Co. Ltd. Class A	522,642	1,014
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	184,800	1,014
	Jade Bird Fire Co. Ltd. Class A	685,772	1,014
	Zhejiang Chengchang Technology Co. Ltd. Class A	165,087	1,013
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,336,400	1,012
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	903,200	1,009
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	1,008
	Sino Wealth Electronic Ltd. Class A	279,255	1,008
	Jinhui Liquor Co. Ltd. Class A	349,682	1,008
*	Datang Huayin Electric Power Co. Ltd. Class A	2,062,900	1,008
	Digiwin Co. Ltd.	300,763	1,007
	Bear Electric Appliance Co. Ltd. Class A	158,890	1,006
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	2,754,700	1,005
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,326,300	1,003
	Shenzhen Hopewind Electric Co. Ltd. Class A	387,980	1,002
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	483,991	1,001
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,187,830	1,000
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	844,500	998
*	Sinodata Co. Ltd. Class A	362,900	998
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	694,600	997
	Stanley Agricultural Group Co. Ltd. Class A	973,864	996
*	Pengxin International Mining Co. Ltd. Class A	2,182,819	995
	Shanghai Highly Group Co. Ltd. Class A	618,900	995
	Jiangsu Etern Co. Ltd. Class A	1,338,400	994
	PharmaBlock Sciences Nanjing Inc. Class A	195,977	993
	Changshu Tianyin Electromechanical Co. Ltd. Class A	365,400	991
*	Hainan Haiyao Co. Ltd. Class A	1,341,500	991
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,393,800	990
	Guangdong DFP New Material Group Co. Ltd.	1,969,800	990
	Wuxi Boton Technology Co. Ltd. Class A	369,100	987
	Lancy Co. Ltd. Class A	396,400	987
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,394,678	987
*	AECC Aero Science & Technology Co. Ltd. Class A	339,600	986
	Hainan Expressway Co. Ltd. Class A	1,172,600	984
	Shanghai Baolong Automotive Corp. Class A	182,600	984
	Shenzhen Das Intellitech Co. Ltd. Class A	2,018,100	983
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,722,900	983
	Suzhou Nanomicro Technology Co. Ltd. Class A	339,400	983
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	835,500	982
	Edan Instruments Inc. Class A	671,600	982
	Luoniushan Co. Ltd. Class A	1,132,600	979
*	Zhewen Interactive Group Co. Ltd. Class A	1,247,300	976
	Ningbo Zhenyu Technology Co. Ltd. Class A	100,473	975
*	Hongbo Co. Ltd. Class A	461,726	975
	Changhong Meiling Co. Ltd. Class A	783,800	975
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	845,400	974
	Changchun Faway Automobile Components Co. Ltd. Class A	764,150	970

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	364,200	969
	Dlg Exhibitions & Events Corp. Ltd. Class A	946,260	968
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	968
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	885,900	968
	Wuxi Paike New Materials Technology Co. Ltd. Class A	118,600	968
	Xinjiang Communications Construction Group Co. Ltd. Class A	603,000	966
*	Lecron Industrial Development Group Co. Ltd. Class A	1,169,300	966
	Semitronix Corp. Class A	122,001	966
*	ADAMA Ltd. Class A	933,088	965
	Qingdao Gaoce Technology Co. Ltd. Class A	499,470	965
*	Greatoo Intelligent Equipment Inc. Class A	1,877,400	964
	Zhejiang Construction Investment Group Co. Ltd. Class A	751,300	963
	Top Energy Co. Ltd. Shanxi Class A	1,028,100	963
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	962
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	461,205	962
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	961
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,226,244	961
*	Wutong Holding Group Co. Ltd. Class A	1,150,300	959
	Beijing Relpow Technology Co. Ltd. Class A	507,650	959
	Zhejiang Hangmin Co. Ltd. Class A	925,800	958
	Keshun Waterproof Technologies Co. Ltd. Class A	1,167,720	958
*,3	Shanghai Bright Power Semiconductor Co. Ltd. Class A	66,735	958
*	Sino GeoPhysical Co. Ltd. Class A	469,463	957
	China Television Media Ltd. Class A	373,522	955
	Yibin Tianyuan Group Co. Ltd. Class A	1,517,850	955
	Zhongtong Bus Co. Ltd. Class A	600,900	955
	Shenzhen Click Technology Co. Ltd. Class A	554,900	954
	Sufa Technology Industry Co. Ltd. CNNC Class A	367,300	952
	Fujian Expressway Development Co. Ltd. Class A	1,948,800	951
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,367,600	951
*	Merit Interactive Co. Ltd. Class A	423,300	949
*	Tangrenshen Group Co. Ltd. Class A	1,270,500	948
	Topsec Technologies Group Inc. Class A	854,400	947
	Jiajiayue Group Co. Ltd. Class A	610,605	947
	Guangdong Marubi Biotechnology Co. Ltd. Class A	225,700	945
	Shanghai Industrial Development Co. Ltd. Class A	1,824,500	944
	Ningbo Peacebird Fashion Co. Ltd. Class A	512,029	944
	Shandong Lukang Pharma Class A	806,300	944
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	1,186,600	943
*	Offcn Education Technology Co. Ltd. Class A	2,041,662	943
	Shenzhen Properties & Resources Development Group Ltd. Class A	647,200	943
*	Guoguang Electric Co. Ltd. Class A	505,800	942
	Wushang Group Co. Ltd. Class A	797,600	937
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	2,233,600	935
*	Beijing Join-Cheer Software Co. Ltd. Class A	1,015,600	935
	Shanxi Guoxin Energy Corp. Ltd. Class A	2,324,280	934
*	Shenzhen Clou Electronics Co. Ltd. Class A	1,560,016	932
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,434,600	931
	Sichuan EM Technology Co. Ltd. Class A	771,500	929
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	601,800	926
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	438,650	926
*	KingClean Electric Co. Ltd. Class A	265,519	924
	Guangdong Dowstone Technology Co. Ltd. Class A	524,300	923
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	173,746	921
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	396,900	918
	Xilinmen Furniture Co. Ltd. Class A	322,900	918
*	Minmetals New Energy Materials(Hunan) Co. Ltd.	1,135,273	918
*	C*Core Technology Co. Ltd. Class A	305,497	917
	Shenzhen Sinovatio Technology Co. Ltd. Class A	198,300	916
	Renhe Pharmacy Co. Ltd. Class A	1,128,600	915
	Chengdu Guoguang Electric Co. Ltd. Class A	99,397	914
	Shenzhen Topway Video Communication Co. Ltd. Class A	692,200	914
	Jinhong Gas Co. Ltd. Class A	341,237	914
	Zhende Medical Co. Ltd. Class A	281,700	913
	Shandong WIT Dyne Health Co. Ltd. Class A	226,875	913
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	803,300	913
	Innovation New Material Technology Co. Ltd. Class A	1,562,540	911
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	368,700	911
*	Anyang Iron & Steel Inc. Class A	3,158,700	910
	Betta Pharmaceuticals Co. Ltd. Class A	140,100	909

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China Wuyi Co. Ltd. Class A	2,073,805	908
	Jiangsu Guomao Reducer Co. Ltd. Class A	649,389	907
	China Sports Industry Group Co. Ltd. Class A	785,901	905
	Shanxi Blue Flame Holding Co. Ltd. Class A	995,643	904
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,623,492	904
	Sanjiang Shopping Club Co. Ltd. Class A	604,200	904
	Appotronics Corp. Ltd. Class A	393,065	904
*	NSFOCUS Technologies Group Co. Ltd. Class A	687,484	903
	Sinosoft Co. Ltd. Class A	289,380	903
	Foshan Electrical & Lighting Co. Ltd. Class A	1,141,500	900
*	Henan Yuneng Holdings Co. Ltd. Class A	1,485,524	900
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	896
	Tongyu Communication Inc. Class A	459,810	895
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	479,500	895
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	332,643	894
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	2,004,200	894
*	Suzhou Everbright Photonics Co. Ltd. Class A	138,812	894
	Hunan Corun New Energy Co. Ltd. Class A	1,482,100	894
	Hangzhou Jiebai Group Co. Ltd. Class A	919,676	893
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	960,700	893
*	Beijing Teamsun Technology Co. Ltd. Class A	1,076,520	891
	Befar Group Co. Ltd. Class A	1,597,400	891
	Shanghai Environment Group Co. Ltd. Class A	753,600	890
*	Lier Chemical Co. Ltd. Class A	767,622	890
	Yuneng Technology Co. Ltd. Class A	104,118	890
*	Shenzhen World Union Group Inc. Class A	2,389,380	889
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	884,631	889
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,513,143	889
	ApicHope Pharmaceutical Co. Ltd. Class A	410,400	889
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,073,500	889
	Huadian Heavy Industries Co. Ltd. Class A	1,056,500	888
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	158,611	888
	Nanjing Pharmaceutical Co. Ltd. Class A	1,283,500	888
	Jiaze Renewables Co. Ltd.	1,883,200	887
	China Railway Special Cargo Logistics Co. Ltd. Class A	1,500,600	887
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,025,913	885
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	731,864	885
	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	884
	Guangdong Vanward New Electric Co. Ltd. Class A	668,000	882
	Jiangsu Huaxicun Co. Ltd. Class A	792,000	882
	Eastcompeace Technology Co. Ltd. Class A	547,210	881
*	RiseSun Real Estate Development Co. Ltd. Class A	3,487,556	880
	MYS Group Co. Ltd. Class A	1,908,300	880
	Guangxi Energy Co. Ltd. Class A	1,192,500	880
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	1,159,352	880
	Ningxia Building Materials Group Co. Ltd. Class A	429,000	879
	Shandong Xiantan Co. Ltd. Class A	1,040,300	878
	Guangzhou Zhiguang Electric Co. Ltd. Class A	786,900	877
	Time Publishing & Media Co. Ltd. Class A	758,520	877
*	Great Chinasoft Technology Co. Ltd. Class A	962,600	876
	Jinyu Bio-Technology Co. Ltd. Class A	918,700	875
*	HyUnion Holding Co. Ltd. Class A	943,800	875
	Dongfeng Electronic Technology Co. Ltd. Class A	617,955	875
	Three's Co. Media Group Co. Ltd. Class A	203,916	874
	Streamax Technology Co. Ltd. Class A	136,700	874
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	417,400	872
	Orient International Enterprise Ltd. Class A	870,800	872
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	1,047,500	872
	Guizhou Gas Group Corp. Ltd. Class A	861,400	870
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	542,600	870
	Qingdao Hanhe Cable Co. Ltd. Class A	1,790,630	869
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	368,600	869
	Rizhao Port Co. Ltd. Class A	1,956,100	869
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	2,653,601	864
	Daheng New Epoch Technology Inc. Class A	676,900	863
*	CanSino Biologics Inc. Class A	108,088	862
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	539,962	862
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,248,079	861
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	2,356,500	859
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	916,903	859

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,325,601	857
	EIT Environmental Development Group Co. Ltd. Class A	400,744	857
	Digital China Information Service Group Co. Ltd. Class A	496,802	856
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	762,685	856
*	Beijing Global Safety Technology Co. Ltd. Class A	255,900	853
	Huangshan Novel Co. Ltd. Class A	588,000	853
	JL Mag Rare-Earth Co. Ltd. Class A	352,064	851
	Lushang Freda Pharmaceutical Co. Ltd. Class A	884,000	851
*	Dongjiang Environmental Co. Ltd. Class A	1,174,181	849
*	Nuode New Materials Co. Ltd. Class A	1,508,846	849
	Jiangsu Transimage Technology Co. Ltd. Class A	354,400	849
	Shenzhen Jinjia Group Co. Ltd. Class A	1,360,968	848
	Unilumin Group Co. Ltd. Class A	842,477	846
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	202,300	846
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,652,400	845
*	Zhejiang Vie Science & Technology Co. Ltd. Class A	410,493	845
*	Xizang Zhufeng Resources Co. Ltd. Class A	543,640	844
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	432,492	844
	Jinghua Pharmaceutical Group Co. Ltd. Class A	772,963	844
	OPT Machine Vision Tech Co. Ltd. Class A	97,338	844
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	739,600	843
*	Sinopec Oilfield Equipment Corp. Class A	1,049,940	841
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,364,800	841
	Jiangsu Hongdou Industrial Co. Ltd. Class A	2,308,700	840
	Hongli Zhihui Group Co. Ltd. Class A	777,000	834
	Hanwei Electronics Group Corp. Class A	337,836	834
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	435,400	833
	Maccura Biotechnology Co. Ltd. Class A	421,315	832
	BMC Medical Co. Ltd. Class A	79,940	831
*	Kunming Yunnei Power Co. Ltd. Class A	1,670,300	829
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,430,300	829
	Vats Liquor Chain Store Management JSC Ltd. Class A	349,500	828
	CITIC Press Corp. Class A	191,000	825
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	221,700	824
	Rianlon Corp. Class A	212,700	823
	Xiamen International Airport Co. Ltd. Class A	401,520	822
	China West Construction Group Co. Ltd. Class A	788,377	822
*	Xinxiang Chemical Fiber Co. Ltd. Class A	1,580,387	822
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	287,700	822
	Chengdu Hongqi Chain Co. Ltd. Class A	1,167,833	821
	Beijing Jingyuntong Technology Co. Ltd. Class A	1,842,380	821
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	697,900	821
	Qingdao Rural Commercial Bank Corp. Class A	2,000,025	821
	Jangho Group Co. Ltd. Class A	1,022,300	821
	Shenzhen Center Power Tech Co. Ltd. Class A	452,561	820
	China CYTS Tours Holding Co. Ltd. Class A	574,100	819
	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	819
	Jinneng Science&Technology Co. Ltd. Class A	986,880	817
	Jiangsu General Science Technology Co. Ltd. Class A	1,141,200	814
	Haining China Leather Market Co. Ltd. Class A	1,496,500	812
	Guangdong Topstar Technology Co. Ltd. Class A	443,461	812
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	163,480	812
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,226,351	811
	Wencan Group Co. Ltd. Class A	245,885	811
	Hongrun Construction Group Co. Ltd. Class A	1,383,900	808
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	329,300	807
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	245,800	806
	Guangxi LiuYao Group Co. Ltd. Class A	316,420	805
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,019,062	804
	Emei Shan Tourism Co. Ltd. Class A	431,300	803
	Hunan Aihua Group Co. Ltd. Class A	392,897	802
*	Hanwang Technology Co. Ltd. Class A	280,600	802
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	1,198,600	801
*	Guizhou Zhongyida Co. Ltd. Class A	905,400	800
	Shenzhen Aisidi Co. Ltd. Class A	389,000	798
	Easyhome New Retail Group Co. Ltd. Class A	2,016,000	798
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	276,297	797
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,532,400	797
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,681,400	795
	Shanghai Hile Bio-Technology Co. Ltd. Class A	747,400	794

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,090,900	794
*	Tongding Interconnection Information Co. Ltd. Class A	1,265,500	792
*	China Aluminum International Engineering Corp. Ltd. Class A	1,147,900	792
*	263 Network Communications Co. Ltd. Class A	1,314,630	790
	Xinzhi Group Co. Ltd. Class A	409,300	790
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	560,688	789
*	Zhejiang Tony Electronic Co. Ltd. Class A	266,700	787
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	646,400	784
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	988,700	784
	Hengbao Co. Ltd. Class A	766,500	781
	Yotrio Group Co. Ltd. Class A	1,733,900	778
	Shenzhen Tellus Holding Co. Ltd. Class A	275,900	777
*	Beijing Baination Pictures Co. Ltd. Class A	1,043,500	777
	Lianhe Chemical Technology Co. Ltd. Class A	926,552	776
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	238,531	772
	Hangzhou Weiguang Electronic Co. Ltd. Class A	257,400	772
	Shenma Industry Co. Ltd. Class A	780,300	772
*	DBAPP Security Ltd. Class A	112,074	769
	Qingdao Citymedia Co. Ltd. Class A	766,400	768
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	410,700	767
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,406,100	767
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	193,203	766
	Luyang Energy-Saving Materials Co. Ltd.	458,998	766
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	803,700	766
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	654,700	763
	Shenzhen Xinyichang Technology Co. Ltd. Class A	96,278	761
*	Liaoning Energy Industry Co. Ltd. Class A	1,544,200	761
	Yabao Pharmaceutical Group Co. Ltd. Class A	874,000	760
	Sunyard Technology Co. Ltd. Class A	389,300	760
	Suzhou Oriental Semiconductor Co. Ltd. Class A	111,567	758
	Double Medical Technology Inc. Class A	153,925	757
	Deppon Logistics Co. Ltd. Class A	375,100	754
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	158,504	754
	Ningbo Cixing Co. Ltd. Class A	661,800	754
	Huangshan Tourism Development Co. Ltd. Class A	472,100	750
*	Taiyuan Heavy Industry Co. Ltd. Class A	2,221,100	749
	Guizhou Zhenhua E-chem Inc. Class A	452,140	749
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	274,200	748
	Center International Group Co. Ltd. Class A	502,088	748
	Shenzhen Invt Electric Co. Ltd. Class A	778,900	746
	Bright Real Estate Group Co. Ltd. Class A	1,749,000	744
	Cybrid Technologies Inc. Class A	420,000	744
	Shenzhen Textile Holdings Co. Ltd. Class A	383,500	744
	Shanghai Bright Meat Group Co. Ltd. Class A	764,000	743
	Cangzhou Dahua Co. Ltd. Class A	484,500	743
	Hangzhou Onechance Tech Corp. Class A	254,009	743
*	Zhongfu Information Inc. Class A	310,100	741
	Jiangsu Changbao Steeltube Co. Ltd. Class A	1,024,100	741
*	Henan Huanghe Whirlwind Co. Ltd. Class A	1,242,500	740
[3]	Shandong Dawn Polymer Co. Ltd. Class A	400,200	740
	CCS Supply Chain Management Co. Ltd. Class A	1,170,400	739
*	Piesat Information Technology Co. Ltd. Class A	238,662	739
	Zhejiang Huamei Holding Co. Ltd. Class A	1,355,600	739
	ZhongYeDa Electric Co. Ltd. Class A	694,100	737
	China Animal Husbandry Industry Co. Ltd. Class A	757,400	734
*	Foshan Yowant Technology Co. Ltd. Class A	892,200	734
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,460,190	733
	Zhejiang NetSun Co. Ltd. Class A	344,300	728
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,610,700	728
	Baoxiniao Holding Co. Ltd. Class A	1,266,700	727
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	776,230	726
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	166,600	724
	Guizhou Tyre Co. Ltd. Class A	1,038,468	723
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,704,600	722
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	1,407,200	720
	North Electro-Optic Co. Ltd. Class A	444,700	720
	Jiangsu Yunyi Electric Co. Ltd. Class A	622,100	720
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	359,875	717
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	376,661	716
	Henan Liliang Diamond Co. Ltd. Class A	177,300	711

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	137,060	708
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,021,300	707
*	Shanghai Medicilon Inc. Class A	142,305	701
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	297,711	700
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	704,200	699
	Dashang Co. Ltd. Class A	273,350	698
	Chengdu ALD Aviation Manufacturing Corp. Class A	272,300	698
	Longhua Technology Group Luoyang Co. Ltd. Class A	684,800	697
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	126,853	697
	Shenzhen Guangju Energy Co. Ltd. Class A	406,600	695
	Truking Technology Ltd. Class A	666,100	694
*	Jiangsu Lopal Tech Co. Ltd. Class A	501,667	694
	Yechiu Metal Recycling China Ltd. Class A	1,858,500	691
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	437,587	690
	Shenzhen Gongjin Electronics Co. Ltd. Class A	582,100	688
	Shenzhen Heungkong Holding Co. Ltd. Class A	2,640,600	687
	Hubei Century Network Technology Co. Ltd. Class A	435,800	686
	Xiamen Jihong Technology Co. Ltd. Class A	387,300	685
	Canny Elevator Co. Ltd. Class A	767,200	683
*	Guangdong Shaoneng Group Co. Ltd. Class A	1,156,000	681
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	370,440	681
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,440,300	679
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	332,248	677
	Zhejiang Hailide New Material Co. Ltd. Class A	1,119,300	671
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	921,100	671
	Transfar Zhilian Co. Ltd. Class A	1,103,868	670
	Chengdu Bright Eye Hospital Group Co. Ltd. Class A	121,800	669
*,3	China Grand Automotive Services Group Co. Ltd.	6,096,000	668
*	Shandong Chenming Paper Holdings Ltd. Class H	3,104,406	667
	Marssenger Kitchenware Co. Ltd. Class A	342,300	665
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,278,900	664
	Zhejiang Semir Garment Co. Ltd. Class A	778,119	662
	Zhejiang Meida Industrial Co. Ltd. Class A	655,580	661
*	KBC Corp. Ltd. Class A	187,135	661
*	Long Yuan Construction Group Co. Ltd. Class A	1,247,700	660
	Shanghai Titan Scientific Co. Ltd. Class A	204,498	658
	Macmic Science & Technology Co. Ltd. Class A	246,905	657
	Shanghai Tianchen Co. Ltd. Class A	760,800	654
	Bafang Electric Suzhou Co. Ltd. Class A	217,168	652
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	385,000	651
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	780,700	647
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	612,900	645
*	JinJian Cereals Industry Co. Ltd. Class A	652,700	640
	Guangdong Shirongzhaoye Co. Ltd. Class A	653,500	639
*	Zhejiang Tiantie Industry Co. Ltd. Class A	914,970	639
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	153,420	639
	Realcan Pharmaceutical Group Co. Ltd. Class A	1,464,500	638
	Luolai Lifestyle Technology Co. Ltd. Class A	634,400	638
	Bestore Co. Ltd. Class A	366,891	632
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	813,600	632
	Jiangxi Wannianqing Cement Co. Ltd. Class A	824,190	631
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	781,300	631
*	Duolun Technology Corp. Ltd. Class A	554,300	631
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,330,100	629
*	Zhuhai Bojay Electronics Co. Ltd. Class A	154,400	629
	Changchun BCHT Biotechnology Co. Ltd. Class A	168,794	628
	Joeone Co. Ltd. Class A	544,200	627
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	473,100	624
*	Baotailong New Materials Co. Ltd. Class A	1,913,100	623
	Shunfa Hengneng Corp. Class A	1,492,300	620
*	EGing Photovoltaic Technology Co. Ltd. Class A	1,244,100	619
*	Shanghai STEP Electric Corp. Class A	583,100	619
	Hengdian Entertainment Co. Ltd. Class A	345,700	617
	Era Co. Ltd. Class A	974,000	617
*	MGI Tech Co. Ltd. Class A	87,790	616
	Youzu Interactive Co. Ltd. Class A	441,400	615
	Beijing Water Business Doctor Co. Ltd. Class A	813,300	615
	Shandong Head Group Co. Ltd. Class A	312,967	615
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	249,100	614
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	975,800	614

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,158,903	613
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	325,400	612
	Top Resource Energy Co. Ltd. Class A	762,200	609
	East China Engineering Science & Technology Co. Ltd. Class A	508,975	609
	Guizhou Guihang Automotive Components Co. Ltd. Class A	318,100	605
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	880,200	604
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,136,100	602
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	286,000	601
*	Fujian Snowman Group Co. Ltd. Class A	661,700	592
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	694,400	592
	Goldcard Smart Group Co. Ltd. Class A	303,400	591
	Xiangyu Medical Co. Ltd. Class A	147,114	591
	Xiamen Intretech Inc. Class A	319,260	590
	Black Peony Group Co. Ltd. Class A	854,300	584
	Shandong New Beiyang Information Technology Co. Ltd. Class A	588,300	581
	Ligao Foods Co. Ltd. Class A	112,820	579
*	Beijing Sinohytec Co. Ltd. Class A	163,755	573
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,512,200	556
*,2	Shimao Services Holdings Ltd.	4,374,563	551
	Guangdong Hybribio Biotech Co. Ltd. Class A	649,135	550
*	Triumph New Energy Co. Ltd. Class A	361,900	549
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	172,030	546
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,097,511	546
	Huludao Zinc Industry Co. Class A	1,290,700	545
	Rainbow Digital Commercial Co. Ltd. Class A	759,992	543
	Tungkong Inc. Class A	467,600	543
	Gansu Shangfeng Cement Co. Ltd. Class A	432,120	537
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	315,056	531
	Chongqing Port Co. Ltd. Class A	854,000	531
*	Jiangsu Huahong Technology Stock Co. Ltd. Class A	461,659	529
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	403,800	528
	Beijing WKW Automotive Parts Co. Ltd. Class A	1,105,000	522
	Shenzhen Topraysolar Co. Ltd. Class A	969,900	519
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	860,160	513
*	Blue Sail Medical Co. Ltd. Class A	663,503	509
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	542,151	508
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	317,360	507
*,2	CStone Pharmaceuticals	1,839,876	506
	Beijing SDL Technology Co. Ltd. Class A	553,300	504
	Huabao Flavours & Fragrances Co. Ltd. Class A	204,344	501
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	445,800	495
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,197,700	488
*	Transwarp Technology Shanghai Co. Ltd. Class A	89,734	486
	Solareast Holdings Co. Ltd. Class A	777,400	483
*	Shenzhen Deren Electronic Co. Ltd. Class A	454,700	481
	Chengdu XGimi Technology Co. Ltd. Class A	46,902	478
	Wuhan Keqian Biology Co. Ltd. Class A	231,984	469
	Bestsun Energy Co. Ltd. Class A	944,984	467
*	Delixi New Energy Technology Co. Ltd. Class A	189,980	457
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	354,733	454
	Tianjin Teda Co. Ltd. Class A	659,000	448
	Toly Bread Co. Ltd. Class A	527,612	445
	Beijing Sanyuan Foods Co. Ltd. Class A	728,300	442
*	Hiconics Eco-energy Technology Co. Ltd. Class A	558,300	441
	Shenzhen Comix Group Co. Ltd. Class A	510,300	429
	Monalisa Group Co. Ltd. Class A	338,185	423
	Rongan Property Co. Ltd. Class A	1,182,600	413
*	Yijiahe Technology Co. Ltd. Class A	143,360	413
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	664,500	398
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	82,354	381
*	Royal Group Co. Ltd. Class A	751,400	377
*	Tellhow Sci-Tech Co. Ltd. Class A	458,400	371
*,1,2	Redco Properties Group Ltd.	6,424,787	364
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	626,900	356
*	Shandong Chenming Paper Holdings Ltd. Class A	659,200	343
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	548,600	331
	Shanghai Zhezhong Group Co. Ltd. Class A	215,600	305
	Jenkem Technology Co. Ltd. Class A	37,841	300
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd.	5,811,900	294
	Sanchuan Wisdom Technology Co. Ltd. Class A	472,800	290

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Zhuhai Port Co. Ltd. Class A	411,800	289
*,3	Jiangsu Zhongnan Construction Group Co. Ltd.	3,591,330	283
	Huaren Pharmaceutical Co. Ltd. Class A	534,800	282
	Guangdong Goworld Co. Ltd. Class A	195,400	275
	Three Squirrels Inc. Class A	75,800	273
	Sichuan Meifeng Chemical IND Class A	238,300	245
	Shanghai Haixin Group Co. Class A	274,500	231
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	260,800	227
	Xiamen Port Development Co. Ltd. Class A	240,400	222
*,2	XJ International Holdings Co. Ltd.	10,557,194	211
*,3	Tunghsu Optoelectronic Technology Co. Ltd.	4,027,807	209
*,3	Guangdong Highsun Group Co. Ltd. Class A	1,759,500	153
*	Moody Technology Holdings Ltd.	24,797,605	73
*,3	Blivex Energy Technology Co. Ltd.	3,837,700	59
*,3	Ningxia Zhongyin Cashmere Co. Ltd.	2,148,600	54
*,3	ChangjiangRunfa Health Industry Co. Ltd.	556,100	29
*,2	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	20,000	11
*,3	China Fishery Group Ltd.	9,033,000	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	—
*,3	Yango Group Co. Ltd. Class A	3,984,593	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	3,917,400	—
			35,066,899
Colombia (0.0%)
	Ecopetrol SA	65,929,533	25,327
	Interconexion Electrica SA ESP	6,104,241	24,250
	Bancolombia SA ADR	723,676	23,093
	Cementos Argos SA	7,075,989	13,736
	Bancolombia SA	10,463	89
			86,495
Czech Republic (0.0%)
	CEZ A/S	2,211,031	85,666
	Komercni Banka A/S	1,049,303	36,258
[2]	Moneta Money Bank A/S	4,671,248	23,293
	Colt CZ Group SE	111,354	2,947
			148,164
Denmark (1.9%)
	Novo Nordisk A/S Class B	43,105,182	4,834,893
	DSV A/S	2,688,433	588,513
	Novonesis (Novozymes) B	4,811,291	302,350
	Danske Bank A/S	9,217,600	272,556
*	Vestas Wind Systems A/S	14,033,294	267,437
	Coloplast A/S Class B	1,734,840	217,290
*	Genmab A/S	901,609	201,922
	Pandora A/S	1,116,939	168,877
*,1,2	Orsted A/S	2,627,822	154,665
	Carlsberg A/S Class B	1,271,374	140,504
	Tryg A/S	4,574,128	107,953
*	Zealand Pharma A/S	926,540	106,962
*	NKT A/S	749,900	70,308
	AP Moller - Maersk A/S Class A	42,993	65,562
	Ringkjoebing Landbobank A/S	363,223	60,075
	AP Moller - Maersk A/S Class B	37,406	59,167
	Royal Unibrew A/S	699,353	52,614
	ROCKWOOL A/S Class B	118,364	51,222
*	Demant A/S	1,336,735	49,374
*	Ambu A/S Class B	2,539,382	47,122
	Jyske Bank A/S (Registered)	628,579	44,095
*	ALK-Abello A/S Class B	1,837,091	43,016
	ISS A/S	2,135,432	41,273
	FLSmidth & Co. A/S	787,786	41,241
*	GN Store Nord A/S	2,032,352	39,955
	Sydbank A/S	740,483	35,340
*,1	Bavarian Nordic A/S	979,145	30,828
*,2	Netcompany Group A/S	601,503	28,709
	H Lundbeck A/S	3,575,372	23,275
	Alm Brand A/S	11,794,711	22,963
	Spar Nord Bank A/S	993,811	19,157
	TORM plc Class A	564,405	14,831

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Schouw & Co. A/S	169,482	14,092
	Chemometec A/S	216,693	12,723
	Dfds A/S	448,974	10,268
	D/S Norden A/S	296,141	10,230
[2]	Scandinavian Tobacco Group A/S	643,530	9,697
*	NTG Nordic Transport Group A/S	219,674	8,933
*	Svitzer Group A/S	181,929	6,345
	H Lundbeck A/S Class A	766,645	4,002
			8,280,339
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	31,722,237	51,844
	Talaat Moustafa Group	14,029,074	16,941
	Eastern Co. SAE	18,133,547	10,113
*	EFG Holding S.A.E.	16,439,168	7,436
*	Fawry for Banking & Payment Technology Services SAE	37,276,013	6,016
	Telecom Egypt Co.	4,743,948	3,254
			95,604
Finland (0.7%)
	Nordea Bank Abp	46,404,360	543,255
	Nokia OYJ	72,662,045	343,839
	Sampo OYJ Class A	7,016,607	311,124
	Kone OYJ Class B	4,548,460	249,424
	UPM-Kymmene OYJ	7,425,050	218,494
	Wartsila OYJ Abp	6,768,293	129,629
	Elisa OYJ	1,993,494	94,995
	Neste OYJ	5,801,544	93,150
	Stora Enso OYJ	8,229,946	91,842
	Fortum OYJ	6,072,358	89,657
	Metso OYJ	8,928,580	84,975
	Kesko OYJ Class B	3,774,459	81,069
	Orion OYJ Class B	1,485,008	72,229
	Konecranes OYJ	992,248	68,500
	Valmet OYJ	2,302,321	58,989
	Huhtamaki OYJ	1,299,335	50,927
	Kemira OYJ	1,590,859	33,773
	Cargotec OYJ Class B	529,450	32,046
	Mandatum OYJ	6,534,880	30,177
	TietoEVRY OYJ	1,474,952	27,480
*	Kojamo OYJ	2,204,653	21,704
*	QT Group OYJ	272,874	20,788
*	Kalmar OYJ Class B	666,040	20,741
	Outokumpu OYJ	4,926,152	17,722
	Nokian Renkaat OYJ	1,734,323	14,395
[2]	Terveystalo OYJ	1,032,173	11,193
	Metsa Board OYJ Class B	1,943,092	10,453
	Revenio Group OYJ	320,401	10,308
	Sanoma OYJ	1,024,043	8,068
	Tokmanni Group Corp.	662,699	7,581
*	YIT OYJ	2,482,376	7,056
	Citycon OYJ	1,212,951	4,697
	F-Secure OYJ	1,535,966	3,146
*	Finnair OYJ	1,183,271	3,002
*,3	Ahlstrom-Munksjo OYJ	147,018	2,853
			2,869,281
France (6.0%)
	LVMH Moet Hennessy Louis Vuitton SE	3,435,367	2,286,994
	Schneider Electric SE	7,433,112	1,925,538
	TotalEnergies SE	28,022,600	1,758,578
	Sanofi SA	15,337,289	1,620,842
	Air Liquide SA	7,908,576	1,418,019
	Airbus SE	8,185,326	1,248,600
	L'Oreal SA	3,220,806	1,208,351
	Hermes International SCA	472,342	1,073,517
	Safran SA	4,703,013	1,064,601
	EssilorLuxottica SA	4,254,099	997,833
	BNP Paribas SA	13,970,304	954,088
	AXA SA	25,017,168	939,327
	Vinci SA	6,911,211	774,199

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Danone SA	8,725,107	623,309
	Cie de Saint-Gobain SA	6,396,295	580,048
	Engie SA	24,420,118	409,318
	Legrand SA	3,522,940	397,629
	Capgemini SE	2,233,282	387,432
	Pernod Ricard SA	2,815,180	351,246
	Publicis Groupe SA	3,171,162	337,042
	Cie Generale des Etablissements Michelin SCA	9,774,504	330,334
	Dassault Systemes SE	9,344,847	319,829
	Orange SA	26,717,017	293,505
	Societe Generale SA	10,184,490	292,514
	Veolia Environnement SA	8,712,314	276,613
	Kering SA	1,002,863	250,486
	STMicroelectronics NV	9,066,172	246,441
	Thales SA	1,358,910	219,054
	Credit Agricole SA	14,006,288	214,690
	Accor SA	3,154,098	143,093
	Bureau Veritas SA	4,254,826	134,942
	Renault SA	2,667,839	122,066
	Unibail-Rodamco-Westfield	1,442,125	117,926
	Carrefour SA	7,081,461	112,460
	Edenred SE	3,476,436	112,437
*	Alstom SA	4,827,435	106,187
	Sodexo SA	1,182,515	102,794
	Vivendi SE	9,316,267	99,549
	Eiffage SA	1,059,206	98,584
	Klepierre SA	2,880,324	92,089
	Rexel SA	3,281,846	90,420
	Teleperformance SE	837,879	88,817
	Eurofins Scientific SE	1,799,964	88,778
	Getlink SE	4,913,105	83,496
	Bouygues SA	2,519,363	80,976
	Gecina SA	726,338	77,622
	Sartorius Stedim Biotech	352,829	70,778
	Arkema SA	802,049	70,678
	Gaztransport Et Technigaz SA	484,471	70,490
	SPIE SA	1,884,334	68,201
	BioMerieux	566,849	63,444
	Bollore SE	9,753,811	60,893
	Nexans SA	420,813	58,578
	Ipsen SA	478,117	58,286
[2]	Amundi SA	797,384	57,814
[2]	La Francaise des Jeux SAEM	1,349,106	57,668
	Elis SA	2,436,627	55,431
	Aeroports de Paris SA	447,313	53,216
	Eurazeo SE	687,547	52,442
	Dassault Aviation SA	251,845	50,851
	Technip Energies NV	1,916,752	47,856
	SCOR SE	2,103,030	45,246
	Covivio SA	759,730	43,221
[2]	Neoen SA	958,364	41,232
	Sopra Steria Group	199,039	38,280
*	Vallourec SACA	2,271,294	37,395
	Wendel SE	373,833	37,154
	SEB SA	349,364	36,908
	Alten SA	412,421	34,887
	Rubis SCA	1,315,447	32,231
	Valeo SE	3,103,442	30,172
[2]	Verallia SA	963,682	27,792
*	SOITEC	347,020	27,479
	IPSOS SA	525,687	25,814
*	Pluxee NV	1,224,150	25,765
*,2	Worldline SA	3,429,274	24,308
	Societe BIC SA	322,975	23,630
	Coface SA	1,456,996	23,496
	Virbac SACA	58,828	22,359
*	Ubisoft Entertainment SA	1,443,202	21,748
[1]	SES SA Class A ADR	4,954,941	19,803
	Remy Cointreau SA	314,356	19,783
*	JCDecaux SE	1,014,562	19,160

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Imerys SA	541,886	17,591
	Forvia SE	1,823,831	17,399
[1]	VusionGroup	109,655	17,238
*,1	Air France-KLM	1,654,407	16,367
*	ID Logistics Group SACA	36,614	16,339
	Mercialys SA	1,298,206	15,317
	Trigano SA	111,423	15,233
	Carmila SA	790,048	14,877
	Interparfums SA	289,534	13,224
[2]	Ayvens SA	1,897,879	12,610
	Argan SA	167,372	12,426
	ICADE	457,701	11,972
	Television Francaise 1 SA	1,440,985	11,956
	Metropole Television SA	889,998	11,244
*,1	Eutelsat Communications SACA	2,241,986	9,382
*,1	Nexity SA	589,899	9,215
	Quadient SA	469,096	8,255
	Altarea SCA	73,459	8,047
	Vicat SACA	212,820	7,885
*	Exclusive Networks SA	302,675	7,800
[1]	Eramet SA	131,699	7,783
	Opmobility	770,666	7,575
	Derichebourg SA	1,313,379	7,458
*,2	Elior Group SA	1,549,275	7,094
	Lagardere SA	295,688	6,840
	Wavestone	127,658	6,795
	Peugeot Invest SA	68,809	5,686
[1]	Beneteau SACA	506,552	5,572
	Mersen SA	238,217	5,558
	Vetoquinol SA	54,686	4,755
*,1	Voltalia SA (Registered)	509,626	4,722
[1]	Fnac Darty SA	155,838	4,372
*	Viridien	100,730	4,224
	Antin Infrastructure Partners SA	357,487	4,113
	Etablissements Maurel et Prom SA	777,361	4,080
	GL Events SACA	182,636	3,841
*,1	Valneva SE	1,349,263	3,815
[1]	Equasens	70,441	3,738
	Forvia SE (MTAA)	380,259	3,612
*,1,2	X-Fab Silicon Foundries SE	756,219	3,605
	LISI SA	146,570	3,568
	Esso SA Francaise	31,300	3,537
*,1	OVH Groupe SAS	362,698	3,450
*	Sodexo Inc.	37,643	3,268
	Manitou BF SA	172,193	3,259
	Boiron SA	48,259	1,721
*,2	Aramis Group SAS	226,870	1,551
	LISI SA (XPAR)	55,481	1,351
*,1	Believe SA	67,455	1,100
			26,489,122
Germany (4.9%)
	SAP SE	15,304,769	3,573,435
	Siemens AG (Registered)	10,364,553	2,016,422
	Allianz SE (Registered)	5,444,145	1,713,846
	Deutsche Telekom AG (Registered)	46,635,273	1,409,949
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,840,907	941,403
	Mercedes-Benz Group AG	11,662,399	708,499
	BASF SE	12,406,766	603,125
	Deutsche Boerse AG	2,582,585	599,878
	Infineon Technologies AG	18,116,187	572,918
	adidas AG	2,303,154	551,585
	Deutsche Post AG	13,586,637	545,769
	Deutsche Bank AG (Registered)	27,261,560	463,168
	E.ON SE	30,904,566	417,060
	Bayer AG (Registered)	13,705,783	369,329
*	Siemens Energy AG	8,819,925	362,262
	Bayerische Motoren Werke AG	4,107,750	323,839
	RWE AG	9,926,008	321,698
	Vonovia SE	9,805,509	321,481

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Rheinmetall AG	605,885	311,931
	Daimler Truck Holding AG	7,300,906	301,897
	Merck KGaA	1,802,031	297,921
	Commerzbank AG	14,364,085	254,756
	MTU Aero Engines AG	750,780	245,386
	Hannover Rueck SE	838,211	220,109
	Symrise AG Class A	1,816,471	218,577
*	Fresenius SE & Co. KGaA	5,737,470	209,479
[2]	Siemens Healthineers AG	3,882,322	202,675
	Heidelberg Materials AG	1,809,709	199,320
	Beiersdorf AG	1,374,563	185,558
*,2	Covestro AG	2,634,450	166,857
*	QIAGEN NV	3,024,727	128,183
	Brenntag SE	1,816,025	118,465
	GEA Group AG	2,388,406	117,643
*,2	Delivery Hero SE Class A	2,740,360	116,334
	Fresenius Medical Care AG	2,837,228	111,063
	Henkel AG & Co. KGaA	1,374,271	107,271
	LEG Immobilien SE	1,035,458	97,817
	Continental AG	1,507,841	94,105
*,2	Zalando SE	3,060,963	92,664
[2]	Scout24 SE	1,025,779	88,612
	CTS Eventim AG & Co. KGaA	820,604	86,176
	Nemetschek SE	755,257	81,381
	Evonik Industries AG	3,506,525	77,281
	Knorr-Bremse AG	923,705	76,197
	Rational AG	66,428	65,053
	Talanx AG	842,859	64,958
	Puma SE	1,389,399	63,356
	Deutsche Lufthansa AG (Registered)	8,340,043	57,954
*	TUI AG	6,226,192	51,902
	Freenet AG	1,666,368	49,525
	Gerresheimer AG	482,151	40,607
	Volkswagen AG	397,336	39,587
	Bechtle AG	1,145,780	39,122
	KION Group AG	1,002,081	38,908
	HOCHTIEF AG	296,302	36,286
	LANXESS AG	1,207,273	35,059
*	TAG Immobilien AG	2,108,364	35,049
[1]	Aurubis AG	421,459	33,142
[1]	Carl Zeiss Meditec AG	510,909	32,163
[1]	HUGO BOSS AG	660,814	30,423
[1]	K+S AG (Registered)	2,503,494	30,399
*	Aroundtown SA	9,526,534	28,366
*,2	TeamViewer SE	1,950,829	28,104
*,1	Nordex SE	1,950,391	27,794
	Hensoldt AG	804,453	27,371
*	Fraport AG Frankfurt Airport Services Worldwide	496,686	26,877
	Krones AG	203,989	26,571
	Stroeer SE & Co. KGaA	437,204	25,942
*	Encavis AG	1,296,153	24,607
*,1	HelloFresh SE	2,207,895	24,453
	thyssenkrupp AG	6,879,498	24,015
[1]	AIXTRON SE	1,486,357	23,601
	United Internet AG (Registered)	1,122,103	22,973
[1]	Traton SE	717,311	22,968
[2]	DWS Group GmbH & Co. KGaA	435,619	18,592
	Wacker Chemie AG	209,966	17,661
	Deutsche Wohnen SE	689,235	17,608
	Bilfinger SE	360,315	17,319
	flatexDEGIRO AG	1,163,018	17,085
*,1	Evotec SE	2,199,226	17,009
	Fielmann Group AG	335,868	16,894
*,2	Redcare Pharmacy NV	110,283	16,890
	Jenoptik AG	707,936	16,609
	Siltronic AG	290,746	16,516
*	RENK Group AG	819,539	16,468
[1]	RTL Group SA	512,464	16,308
	Duerr AG	686,621	15,912
	Schott Pharma AG & Co. KGaA	484,563	15,696

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Sixt SE	195,723	15,503
[1]	ProSiebenSat.1 Media SE	2,355,333	14,498
	Atoss Software SE	108,980	14,335
*	Hypoport SE	60,062	14,103
	Stabilus SE	339,342	13,434
*,2	Auto1 Group SE	1,308,689	13,430
	FUCHS SE	372,051	13,366
[2]	Befesa SA	560,114	13,045
	CANCOM SE	444,185	11,861
*	Grand City Properties SA	892,698	11,832
	Hornbach Holding AG & Co. KGaA	135,232	11,832
*,1	Nagarro SE	115,747	11,308
[1]	Suedzucker AG	833,506	9,999
	KWS Saat SE & Co. KGaA	143,462	9,905
*,1,2	Deutsche Pfandbriefbank AG	1,714,136	9,735
*	Douglas AG	473,322	9,657
[1]	Kontron AG	562,913	9,479
	1&1 AG	642,164	9,022
	Eckert & Ziegler SE	198,256	8,506
	Deutz AG	1,865,249	8,294
	METRO AG	1,755,290	8,268
*	CECONOMY AG	2,531,727	8,149
*	IONOS Group SE	296,893	8,108
	Dermapharm Holding SE	235,706	8,007
	Pfeiffer Vacuum Technology AG	46,866	7,838
[1]	PNE AG	599,104	7,705
	GRENKE AG	366,809	7,248
	Elmos Semiconductor SE	117,917	7,045
	Sartorius AG	33,339	6,834
	Hamburger Hafen und Logistik AG	370,753	6,487
	Vossloh AG	125,682	6,083
	Norma Group SE	434,027	6,018
	Indus Holding AG	259,638	5,781
	Wuestenrot & Wuerttembergische AG	421,045	5,467
	Deutsche EuroShop AG	243,027	5,401
[1]	Adtran Networks SE	248,527	5,288
	Wacker Neuson SE	341,943	5,272
	CompuGroup Medical SE & Co. KGaA	341,049	5,071
	GFT Technologies SE	228,448	5,038
	Energiekontor AG	93,304	4,974
[1]	Salzgitter AG	324,415	4,955
[1]	Deutsche Beteiligungs AG	197,619	4,813
	PATRIZIA SE	559,638	4,730
	Takkt AG	457,232	4,475
*,1	Thyssenkrupp Nucera AG & Co. KGaA	419,319	4,340
[1]	Verbio SE	279,308	4,294
	Kloeckner & Co. SE	825,372	4,215
	STRATEC SE	98,881	3,858
*	Encavis AG (XETR)	198,330	3,712
[1]	Adesso SE	50,269	3,668
*	Schaeffler AG	720,274	3,599
*,1	SGL Carbon SE	682,311	3,482
	Secunet Security Networks AG	21,592	2,521
[1]	SMA Solar Technology AG	123,024	2,153
*	About You Holding SE	635,068	2,125
*,1	BayWa AG	184,914	2,032
	Draegerwerk AG & Co. KGaA	42,325	1,913
*	Pentixapharm Holding AG	198,256	766
			21,761,903
Greece (0.2%)
	National Bank of Greece SA	11,672,859	91,454
	Eurobank Ergasias Services & Holdings SA	35,090,049	72,609
	Metlen Energy & Metals SA	1,525,416	53,590
	Piraeus Financial Holdings SA	14,146,432	53,301
	Alpha Services & Holdings SA	29,832,393	44,937
	OPAP SA	2,614,749	44,673
	JUMBO SA	1,532,945	40,914
	Public Power Corp. SA	2,795,721	36,757
	Hellenic Telecommunications Organization SA	1,906,899	31,510

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Titan Cement International SA	539,106	19,279
	Motor Oil Hellas Corinth Refineries SA	790,985	16,892
	Terna Energy SA	740,969	15,969
	GEK Terna SA	772,968	14,589
	Optima bank SA	920,463	12,911
	Hellenic Telecommunications Organization SA ADR	1,283,191	10,561
	HELLENiQ ENERGY Holdings SA	1,287,248	9,681
	Athens International Airport SA	1,026,434	8,805
*	LAMDA Development SA	1,094,232	8,789
	Aegean Airlines SA	516,949	5,628
	Sarantis SA	410,194	4,909
	Cenergy Holdings SA	497,684	4,729
	Holding Co. ADMIE IPTO SA	1,552,263	4,011
*	Intralot SA-Integrated Information Systems & Gaming Services	3,619,958	3,994
	Fourlis Holdings SA	966,811	3,877
	Athens Water Supply & Sewage Co. SA	606,719	3,828
	Autohellas Tourist & Trading SA	298,644	3,689
*	Intrakat Technical & Energy Projects SA	670,525	3,586
	Viohalco SA	605,606	3,400
	Piraeus Port Authority SA	111,305	3,361
	Hellenic Exchanges - Athens Stock Exchange SA	729,362	3,358
	Ideal Holdings SA	386,239	2,556
	Quest Holdings SA	405,424	2,449
	Ellaktor SA	1,192,089	2,306
	Intracom Holdings SA (Registered)	697,569	2,096
*,3	FF Group	554,339	—
			644,998
Hong Kong (1.3%)
	AIA Group Ltd.	156,709,294	1,236,800
	Hong Kong Exchanges & Clearing Ltd.	17,692,483	708,413
	Techtronic Industries Co. Ltd.	18,294,441	264,637
	Sun Hung Kai Properties Ltd.	19,825,109	214,666
	CK Hutchison Holdings Ltd.	37,076,760	194,991
	CLP Holdings Ltd.	22,922,811	194,720
	Link REIT	35,675,672	166,228
	BOC Hong Kong Holdings Ltd.	50,023,900	163,315
	Lenovo Group Ltd.	107,380,297	141,596
	Galaxy Entertainment Group Ltd.	30,119,625	134,050
	Power Assets Holdings Ltd.	19,084,921	127,130
	Hang Seng Bank Ltd.	10,096,651	123,504
	Hong Kong & China Gas Co. Ltd.	151,790,177	117,571
	CK Asset Holdings Ltd.	26,646,167	108,929
	Jardine Matheson Holdings Ltd.	2,758,340	105,987
*	Sands China Ltd.	33,497,071	85,226
[2]	WH Group Ltd.	109,028,079	84,858
	Shenzhou International Group Holdings Ltd.	10,544,704	81,426
	MTR Corp. Ltd.	20,225,914	73,590
	Hongkong Land Holdings Ltd.	15,307,204	65,631
	Wharf Real Estate Investment Co. Ltd.	21,595,906	64,930
	CK Infrastructure Holdings Ltd.	8,235,676	58,279
	Henderson Land Development Co. Ltd.	18,120,942	58,108
	PRADA SpA	7,128,478	54,729
	Swire Pacific Ltd. Class A	6,369,032	53,345
	SITC International Holdings Co. Ltd.	17,819,448	50,363
[2]	ESR Group Ltd.	36,809,451	49,903
	Sino Land Co. Ltd.	49,018,963	49,056
	ASMPT Ltd.	4,337,382	47,021
[2]	Samsonite International SA	19,111,561	44,910
	AAC Technologies Holdings Inc.	9,445,792	38,152
	Wharf Holdings Ltd.	13,285,707	37,644
	Want Want China Holdings Ltd.	59,773,511	37,195
	Xinyi Glass Holdings Ltd.	29,495,865	33,495
	PCCW Ltd.	58,107,742	31,913
	Swire Properties Ltd.	14,740,350	30,000
	Orient Overseas International Ltd.	1,830,169	24,947
[2]	Budweiser Brewing Co. APAC Ltd.	23,663,956	24,681
	Bank of East Asia Ltd.	19,365,559	23,991
	Chow Tai Fook Jewellery Group Ltd.	24,339,314	23,053
[2]	BOC Aviation Ltd.	2,918,736	22,638

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Yue Yuen Industrial Holdings Ltd.	9,773,408	20,545
	Hang Lung Properties Ltd.	24,045,667	20,197
	New World Development Co. Ltd.	19,656,422	19,756
	United Laboratories International Holdings Ltd.	13,479,797	18,297
	Pacific Basin Shipping Ltd.	66,069,523	18,197
	First Pacific Co. Ltd.	32,055,977	18,026
	Kerry Properties Ltd.	8,300,913	17,533
*	MMG Ltd.	48,106,137	16,933
	VTech Holdings Ltd.	2,232,222	16,616
	Wynn Macau Ltd.	20,506,519	16,183
	Hang Lung Group Ltd.	12,127,649	15,857
	Stella International Holdings Ltd.	8,260,303	15,420
	Man Wah Holdings Ltd.	20,439,193	14,850
[1]	Cathay Pacific Airways Ltd.	13,926,987	14,486
	Hysan Development Co. Ltd.	8,423,995	13,663
	NWS Holdings Ltd.	13,125,126	13,540
	MGM China Holdings Ltd.	10,374,206	13,463
	Vitasoy International Holdings Ltd.	11,262,026	12,738
*	SJM Holdings Ltd.	32,319,253	11,114
*	Vobile Group Ltd.	24,567,636	11,072
	Shangri-La Asia Ltd.	15,216,647	10,992
	Fortune REIT	18,999,671	9,905
	DFI Retail Group Holdings Ltd.	4,153,690	9,857
*,1	Cowell e Holdings Inc.	3,193,833	9,856
	Luk Fook Holdings International Ltd.	4,752,475	9,105
[1]	CGN Mining Co. Ltd.	34,055,000	8,538
*	Mongolian Mining Corp.	7,047,000	8,010
	Dah Sing Financial Holdings Ltd.	2,446,066	7,975
*	NagaCorp Ltd.	19,231,328	7,908
	Johnson Electric Holdings Ltd.	5,030,648	7,636
	Swire Pacific Ltd. Class B	5,148,944	6,948
*	Melco International Development Ltd.	10,705,822	6,586
	Champion REIT	26,147,197	6,117
*,2	Everest Medicines Ltd.	1,501,612	6,081
	CITIC Telecom International Holdings Ltd.	20,523,157	5,883
	IGG Inc.	10,269,256	5,430
*,2	FIT Hon Teng Ltd.	15,241,576	5,140
	Dah Sing Banking Group Ltd.	5,316,647	5,007
	Jinchuan Group International Resources Co. Ltd.	68,311,080	4,927
	VSTECS Holdings Ltd.	8,490,627	4,909
	HKBN Ltd.	11,068,577	4,875
	Guotai Junan International Holdings Ltd.	32,852,952	4,853
	Cafe de Coral Holdings Ltd.	4,505,439	4,833
*,1	Realord Group Holdings Ltd.	4,978,715	4,751
	Value Partners Group Ltd.	20,304,030	4,714
	China Travel International Investment Hong Kong Ltd.	34,433,626	4,517
*,1	Super Hi International Holding Ltd.	2,678,331	4,417
[1]	United Energy Group Ltd.	103,515,817	4,314
	Nexteer Automotive Group Ltd.	11,381,741	4,154
*	SUNeVision Holdings Ltd.	8,289,064	4,147
	Huabao International Holdings Ltd.	13,335,468	4,015
	K Wah International Holdings Ltd.	16,753,282	3,877
	Kerry Logistics Network Ltd.	3,829,896	3,597
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,294,282	3,444
	Giordano International Ltd.	15,478,259	3,396
[1]	Theme International Holdings Ltd.	66,390,416	3,323
*,2	CARsgen Therapeutics Holdings Ltd.	4,832,000	3,179
	Sunlight REIT	13,150,138	3,159
	Truly International Holdings Ltd.	21,455,268	2,912
	SmarTone Telecommunications Holdings Ltd.	5,222,637	2,845
	Prosperity REIT	16,993,006	2,838
	Far East Consortium International Ltd.	17,756,103	2,642
	Chow Sang Sang Holdings International Ltd.	3,011,782	2,480
	Texhong International Group Ltd.	3,981,066	2,160
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,952,764	1,949
[1]	LK Technology Holdings Ltd.	5,015,105	1,932
*,1	C-Mer Medical Holdings Ltd.	6,272,736	1,845
*	Television Broadcasts Ltd.	4,007,306	1,673
	CITIC Resources Holdings Ltd.	30,636,497	1,653
	Asia Cement China Holdings Corp.	5,377,727	1,644

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Singamas Container Holdings Ltd.	18,140,193	1,606
*	Powerlong Real Estate Holdings Ltd.	20,164,942	1,552
*	Shun Tak Holdings Ltd.	17,080,391	1,473
*,2	IMAX China Holding Inc.	1,338,618	1,417
*,2	Fosun Tourism Group	2,915,400	1,357
	Sa Sa International Holdings Ltd.	14,974,275	1,311
*	Hong Kong Technology Venture Co. Ltd.	5,437,817	1,012
*	OCI International Holdings Ltd.	8,807,369	565
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	1,208,737	285
*,2	Frontage Holdings Corp.	1,530,775	157
*	Apollo Future Mobility Group Ltd.	1,779,696	121
*	Renze Harvest International Ltd.	3,408,457	52
*,3	Convoy Global Holdings Ltd.	147,589,460	—
			5,827,963
Hungary (0.1%)
	OTP Bank Nyrt.	3,203,735	159,501
	Richter Gedeon Nyrt.	2,035,783	58,839
	MOL Hungarian Oil & Gas plc	6,291,912	43,663
	Magyar Telekom Telecommunications plc	4,500,637	13,780
	Opus Global Nyrt.	3,874,135	5,410
			281,193
Iceland (0.0%)
	Marel HF	7,907,371	33,340
[2]	Arion Banki HF	18,740,348	21,523
*	Alvotech SA	1,139,848	14,989
	Islandsbanki HF	15,521,826	14,275
	Hagar hf	14,385,456	9,967
*	Kvika banki hf	64,199,255	8,854
	Festi hf	4,203,493	7,627
	Reitir fasteignafelag hf	10,307,669	7,323
	Sjova-Almennar Tryggingar hf	13,698,287	4,571
	Hampidjan HF	5,175,048	4,499
	Eimskipafelag Islands hf	1,533,657	4,045
	Vatryggingafelag Islands Hf	24,340,066	3,396
	Siminn HF	35,328,092	3,012
*	Icelandair Group HF	287,157,748	2,306
*	Olgerdin Egill Skallagrims HF	16,884,668	2,118
			141,845
India (6.3%)
	HDFC Bank Ltd.	78,523,473	1,614,027
	Reliance Industries Ltd.	92,686,480	1,465,556
	Infosys Ltd.	48,939,179	1,021,099
	ICICI Bank Ltd.	53,940,964	827,430
	Bharti Airtel Ltd. (XNSE)	35,671,247	682,765
	Tata Consultancy Services Ltd.	14,410,380	677,823
	Axis Bank Ltd.	31,901,124	438,231
	Mahindra & Mahindra Ltd.	12,747,401	411,645
	Larsen & Toubro Ltd.	9,400,553	403,817
	Hindustan Unilever Ltd.	12,378,094	371,638
	Sun Pharmaceutical Industries Ltd.	15,155,315	332,587
	NTPC Ltd.	66,038,343	319,400
	HCL Technologies Ltd.	14,747,719	308,590
	Tata Motors Ltd.	29,449,375	291,285
	Bajaj Finance Ltd.	3,493,913	285,385
*	Zomato Ltd.	95,778,392	274,789
	Maruti Suzuki India Ltd.	1,920,070	252,014
	ITC Ltd.	41,734,372	242,138
	Power Grid Corp. of India Ltd.	58,448,228	222,336
	Asian Paints Ltd.	6,337,316	220,717
	Titan Co. Ltd.	5,689,467	220,380
	Trent Ltd.	2,530,209	213,810
	UltraTech Cement Ltd.	1,597,427	209,768
	Tata Steel Ltd.	117,398,899	206,331
	Kotak Mahindra Bank Ltd.	9,722,163	199,598
	State Bank of India	19,692,001	191,628
	Oil & Natural Gas Corp. Ltd.	54,142,511	170,751
	Coal India Ltd.	31,658,575	169,815
*	Jio Financial Services Ltd.	44,038,271	168,438

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Bharat Electronics Ltd.	49,788,844	168,067
	Adani Ports & Special Economic Zone Ltd.	10,282,832	167,771
	Grasim Industries Ltd.	5,201,351	166,577
	Tech Mahindra Ltd.	8,476,720	161,346
	JSW Steel Ltd.	14,083,712	160,802
	Hindalco Industries Ltd.	19,278,859	156,437
	Adani Enterprises Ltd.	4,349,042	152,110
	Shriram Finance Ltd.	3,918,018	145,465
	Cipla Ltd.	7,457,681	137,197
	Nestle India Ltd.	5,009,727	134,727
	Hindustan Aeronautics Ltd.	2,642,791	132,990
*	Suzlon Energy Ltd.	164,800,705	130,685
	Max Healthcare Institute Ltd.	10,311,212	124,471
	Divi's Laboratories Ltd.	1,776,005	124,126
*,2	InterGlobe Aviation Ltd.	2,570,543	123,488
	Vedanta Ltd.	22,072,888	121,504
[2]	HDFC Life Insurance Co. Ltd.	13,779,303	117,696
	Varun Beverages Ltd.	16,268,762	115,651
	Apollo Hospitals Enterprise Ltd.	1,381,218	115,068
*	Adani Power Ltd.	16,137,895	113,307
[2]	SBI Life Insurance Co. Ltd.	5,871,485	113,042
	Dr Reddy's Laboratories Ltd.	7,453,550	112,741
	Britannia Industries Ltd.	1,656,711	112,637
	Eicher Motors Ltd.	1,937,321	112,438
*	Adani Green Energy Ltd.	5,868,567	111,149
	Bajaj Finserv Ltd.	5,332,808	110,663
	Bajaj Auto Ltd.	933,631	109,043
	Power Finance Corp. Ltd.	20,286,076	108,982
	Hero MotoCorp Ltd.	1,821,480	107,705
	REC Ltd.	17,423,974	107,579
	Tata Consumer Products Ltd.	8,986,891	106,919
	Tata Power Co. Ltd.	20,392,254	106,296
	Bharat Petroleum Corp. Ltd.	27,977,186	103,202
	Siemens Ltd.	1,243,604	102,879
	TVS Motor Co. Ltd.	3,291,629	97,432
*,2	Avenue Supermarts Ltd.	2,082,846	97,212
	Indian Oil Corp. Ltd.	57,240,880	96,473
	Info Edge India Ltd.	1,066,875	94,135
	Indian Hotels Co. Ltd. Class A	11,585,605	92,914
	Wipro Ltd.	13,878,413	90,340
	Persistent Systems Ltd.	1,410,511	89,809
*	PB Fintech Ltd.	4,404,596	88,993
	GAIL India Ltd.	36,804,492	87,207
	Lupin Ltd.	3,350,951	86,946
[2]	LTIMindtree Ltd.	1,279,568	86,587
	Cholamandalam Investment & Finance Co. Ltd.	5,741,739	86,557
	DLF Ltd.	8,637,121	83,959
	Dixon Technologies India Ltd.	498,799	83,219
	Samvardhana Motherson International Ltd.	37,441,858	80,222
	Coforge Ltd.	885,933	79,877
	Pidilite Industries Ltd.	2,124,730	79,337
	Cummins India Ltd.	1,882,905	78,103
	Godrej Consumer Products Ltd.	5,087,328	77,515
	Tube Investments of India Ltd.	1,453,268	77,263
	Ambuja Cements Ltd.	11,165,515	76,974
[2]	ICICI Lombard General Insurance Co. Ltd.	3,363,563	76,411
	CG Power & Industrial Solutions Ltd.	8,942,383	74,682
*	Indus Towers Ltd.	18,394,956	74,222
[2]	HDFC Asset Management Co. Ltd.	1,400,953	71,493
	United Spirits Ltd.	4,019,245	69,160
*	Yes Bank Ltd.	281,915,097	68,055
	Colgate-Palmolive India Ltd.	1,852,798	67,387
	Torrent Power Ltd.	3,013,623	65,193
	Havells India Ltd.	3,348,389	65,164
	ABB India Ltd.	738,298	65,029
	Voltas Ltd.	3,195,818	62,556
*	Adani Energy Solutions Ltd.	5,310,409	61,391
	Aurobindo Pharma Ltd.	3,693,252	61,220
	Federal Bank Ltd.	25,129,113	60,782
	PI Industries Ltd.	1,125,960	59,894

Total International Stock Index Fund
		Shares	Market Value• ($000)
	JSW Energy Ltd.	7,420,120	59,816
	Bharat Forge Ltd.	3,552,247	59,459
	Jindal Steel & Power Ltd.	5,435,597	59,323
	Hindustan Petroleum Corp. Ltd.	12,691,627	57,388
	Embassy Office Parks REIT	12,208,611	57,331
	Shree Cement Ltd.	188,209	55,981
	Marico Ltd.	7,299,510	55,463
	MRF Ltd.	37,658	54,769
	Sundaram Finance Ltd.	933,697	53,362
	Torrent Pharmaceuticals Ltd.	1,383,664	52,594
	SRF Ltd.	1,968,662	52,344
	Mphasis Ltd.	1,535,598	52,342
[2]	Macrotech Developers Ltd.	3,622,977	51,796
	Dabur India Ltd.	8,066,594	51,726
	Polycab India Ltd.	667,438	51,190
	State Bank of India GDR	529,121	51,021
*	Max Financial Services Ltd.	3,346,419	50,989
	Bharat Heavy Electricals Ltd.	17,874,505	50,599
	Fortis Healthcare Ltd.	6,800,608	50,488
	Bosch Ltd.	121,031	50,487
	APL Apollo Tubes Ltd.	2,742,396	49,528
	Alkem Laboratories Ltd.	720,397	49,436
*	Godrej Properties Ltd.	1,449,945	49,350
	BSE Ltd.	925,002	48,855
	Ashok Leyland Ltd.	19,632,487	48,496
	UPL Ltd.	7,330,233	48,187
	Phoenix Mills Ltd.	2,623,186	47,385
[2]	ICICI Prudential Life Insurance Co. Ltd.	5,335,970	46,914
*	GMR Airports Infrastructure Ltd.	49,915,453	46,863
[2]	Sona Blw Precision Forgings Ltd.	5,743,318	46,718
[2]	Indian Railway Finance Corp. Ltd.	24,829,861	45,846
	Supreme Industries Ltd.	890,657	45,377
	Bajaj Holdings & Investment Ltd.	371,709	45,172
	Rail Vikas Nigam Ltd.	7,892,559	44,027
*	One 97 Communications Ltd.	4,872,399	43,761
	Page Industries Ltd.	85,023	43,567
	Bank of Baroda	14,512,257	43,157
	Kalyan Jewellers India Ltd.	5,488,917	42,814
	Oil India Ltd.	7,591,754	42,544
	NMDC Ltd.	16,118,093	42,330
	Glenmark Pharmaceuticals Ltd.	2,097,385	42,199
	Zydus Lifesciences Ltd.	3,508,821	41,678
*	Mankind Pharma Ltd.	1,311,045	41,488
	Crompton Greaves Consumer Electricals Ltd.	8,933,407	41,462
	Oracle Financial Services Software Ltd.	320,330	41,342
	Petronet LNG Ltd.	10,458,813	41,271
	Solar Industries India Ltd.	338,706	41,074
	Indian Railway Catering & Tourism Corp. Ltd.	4,190,109	40,812
*	FSN E-Commerce Ventures Ltd.	18,940,186	40,741
	NHPC Ltd.	41,489,586	40,621
*	IDFC First Bank Ltd.	51,088,923	39,912
	Tata Elxsi Ltd.	477,424	39,777
	360 ONE WAM Ltd.	3,023,978	39,130
	Blue Star Ltd.	1,753,922	38,901
	Container Corp. of India Ltd.	3,828,505	38,497
	Oberoi Realty Ltd.	1,636,827	38,138
	KPIT Technologies Ltd.	2,304,570	38,037
	Balkrishna Industries Ltd.	1,123,992	37,826
	KEI Industries Ltd.	786,036	37,769
[1]	Wipro Ltd. ADR	5,787,328	37,502
[2]	AU Small Finance Bank Ltd.	5,073,681	36,883
	Punjab National Bank	30,898,962	35,889
	Ipca Laboratories Ltd.	1,895,218	35,740
	Jindal Stainless Ltd.	4,451,010	35,636
	Astral Ltd.	1,672,901	35,152
	Coromandel International Ltd.	1,750,941	34,691
	Exide Industries Ltd.	6,407,078	34,657
	Jubilant Foodworks Ltd.	5,035,510	34,403
	Prestige Estates Projects Ltd.	1,770,315	34,369
	Muthoot Finance Ltd.	1,492,493	34,172

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Computer Age Management Services Ltd.	640,745	33,758
	Tata Communications Ltd.	1,586,959	33,417
	National Aluminium Co. Ltd.	12,414,401	33,351
	SBI Cards & Payment Services Ltd.	4,065,315	33,200
	Adani Total Gas Ltd.	3,861,800	32,943
[2]	Laurus Labs Ltd.	5,410,831	31,556
*	Delhivery Ltd.	7,437,004	31,416
	Radico Khaitan Ltd.	1,110,340	31,402
	LIC Housing Finance Ltd.	4,193,962	31,381
	ACC Ltd.	1,130,240	31,115
	Canara Bank	25,562,468	31,061
	Amara Raja Energy & Mobility Ltd.	1,884,572	31,050
	Tata Chemicals Ltd.	2,246,482	30,588
	GE T&D India Ltd.	1,451,117	30,541
	Apollo Tyres Ltd.	5,076,450	30,348
	Deepak Nitrite Ltd.	967,942	30,294
	JK Cement Ltd.	585,435	30,015
	Union Bank of India Ltd.	21,451,121	29,747
*	Vodafone Idea Ltd.	305,957,153	29,419
	Angel One Ltd.	802,031	28,950
	Gujarat Fluorochemicals Ltd.	554,516	28,368
	Apar Industries Ltd.	236,454	28,247
	Patanjali Foods Ltd.	1,321,584	28,153
	Tata Technologies Ltd.	2,343,463	27,956
	Steel Authority of India Ltd.	20,132,979	27,582
	UNO Minda Ltd.	2,338,803	27,242
	Cholamandalam Financial Holdings Ltd.	1,336,574	27,196
*	Aditya Birla Capital Ltd.	11,255,215	27,139
	Hindustan Zinc Ltd.	4,118,154	27,020
	Linde India Ltd.	297,285	26,989
	Multi Commodity Exchange of India Ltd.	348,188	26,864
	Indian Bank	3,752,003	26,409
	Thermax Ltd.	449,381	26,302
	Mahindra & Mahindra Financial Services Ltd.	8,188,483	26,271
	Central Depository Services India Ltd.	1,425,470	26,125
	Berger Paints India Ltd.	4,059,861	25,872
	Cyient Ltd.	1,182,049	25,700
*	Five-Star Business Finance Ltd.	3,021,949	25,500
	Carborundum Universal Ltd.	1,539,200	25,182
	Dalmia Bharat Ltd.	1,149,190	25,021
*	Inox Wind Ltd.	9,369,725	24,751
	AIA Engineering Ltd.	540,511	24,516
	IRB Infrastructure Developers Ltd.	39,737,383	24,403
	Indraprastha Gas Ltd.	4,874,135	24,304
	Brigade Enterprises Ltd.	1,740,649	24,299
*	Kaynes Technology India Ltd.	376,028	24,268
	Hitachi Energy India Ltd.	147,878	24,217
	Emami Ltd.	2,880,879	24,044
	Piramal Pharma Ltd.	7,526,756	23,958
	Biocon Ltd.	6,357,527	23,855
*	Aditya Birla Fashion & Retail Ltd.	6,524,994	23,855
[2]	Bandhan Bank Ltd.	11,010,069	23,738
	Elgi Equipments Ltd.	3,016,141	23,701
	Sundram Fasteners Ltd.	1,479,564	23,661
	IIFL Finance Ltd.	4,550,487	23,605
	Aditya Birla Real Estate Ltd.	723,183	23,499
[2]	Syngene International Ltd.	2,290,356	23,397
*	Indian Renewable Energy Development Agency Ltd.	9,367,720	23,206
	Schaeffler India Ltd.	563,794	22,939
	Himadri Speciality Chemical Ltd.	3,286,533	22,326
	JB Chemicals & Pharmaceuticals Ltd.	953,326	22,212
*,2	Krishna Institute of Medical Sciences Ltd.	3,416,916	22,142
*	Suven Pharmaceuticals Ltd.	1,420,586	22,101
	Motilal Oswal Financial Services Ltd.	1,971,301	21,897
	United Breweries Ltd.	959,107	21,886
	Great Eastern Shipping Co. Ltd.	1,424,753	21,759
	Bharti Airtel Ltd.	1,511,674	21,624
	Ajanta Pharma Ltd.	592,425	21,575
[2]	L&T Technology Services Ltd.	368,634	21,575
	Atul Ltd.	227,487	21,164

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Piramal Enterprises Ltd.	1,657,329	20,827
	Escorts Kubota Ltd.	467,024	20,750
	NCC Ltd.	5,845,589	20,688
[2]	Aster DM Healthcare Ltd.	3,912,300	20,631
	Mazagon Dock Shipbuilders Ltd.	426,739	20,615
	Kalpataru Projects International Ltd.	1,343,586	20,336
	L&T Finance Ltd.	11,712,678	20,288
	Natco Pharma Ltd.	1,218,091	20,218
	SKF India Ltd.	327,073	20,010
	Whirlpool of India Ltd.	846,896	19,989
	CESC Ltd.	8,926,297	19,956
[2]	Nippon Life India Asset Management Ltd.	2,363,883	19,839
*	Reliance Power Ltd.	39,102,457	19,786
	Neuland Laboratories Ltd.	113,915	19,767
*	Global Health Ltd.	1,497,030	19,640
	Sonata Software Ltd.	2,687,023	19,494
	Nexus Select Trust	11,379,776	19,460
	Poly Medicure Ltd.	565,987	19,319
	KEC International Ltd.	1,634,733	19,114
*	Star Health & Allied Insurance Co. Ltd.	3,186,950	19,070
	Redington Ltd.	8,259,250	19,044
	GlaxoSmithKline Pharmaceuticals Ltd.	590,419	19,021
	Navin Fluorine International Ltd.	481,259	19,007
	Lloyds Metals & Energy Ltd.	1,623,838	18,729
	Ramco Cements Ltd.	1,773,272	18,671
*	PVR Inox Ltd.	992,183	18,448
	Gujarat State Petronet Ltd.	3,930,227	18,137
*	Amber Enterprises India Ltd.	252,935	18,097
[2]	Dr Lal PathLabs Ltd.	487,886	18,023
	UTI Asset Management Co. Ltd.	1,137,545	17,992
	Timken India Ltd.	443,927	17,866
	Aegis Logistics Ltd.	1,879,861	17,856
	Housing & Urban Development Corp. Ltd.	6,926,699	17,796
	Concord Biotech Ltd.	815,165	17,708
[2]	Cochin Shipyard Ltd.	996,349	17,662
	Motherson Sumi Wiring India Ltd.	23,611,198	17,580
	Gujarat Gas Ltd.	2,800,555	17,267
	Poonawalla Fincorp Ltd.	3,868,352	17,155
	Grindwell Norton Ltd.	648,099	17,069
	Ratnamani Metals & Tubes Ltd.	389,442	17,010
	Firstsource Solutions Ltd.	4,205,073	16,929
	Castrol India Ltd.	6,765,944	16,846
	3M India Ltd.	39,285	16,823
	Aarti Industries Ltd.	2,773,657	16,789
	Honeywell Automation India Ltd.	30,845	16,765
*	Zee Entertainment Enterprises Ltd.	11,556,389	16,719
	Kajaria Ceramics Ltd.	1,152,973	16,449
	Anant Raj Ltd.	1,869,903	16,370
	HFCL Ltd.	11,366,623	16,368
	Bank of India	12,676,026	16,315
*,2	Tejas Networks Ltd.	1,020,580	16,225
*,2	PNB Housing Finance Ltd.	1,417,518	16,211
	Kirloskar Oil Engines Ltd.	1,184,998	16,116
	LMW Ltd.	79,910	15,791
	Welspun Corp. Ltd.	1,823,555	15,699
	Jubilant Pharmova Ltd. Class A	1,088,949	15,660
	Titagarh Rail System Ltd.	1,078,536	15,605
	Triveni Turbine Ltd.	1,886,304	15,465
	Godfrey Phillips India Ltd.	195,510	15,380
	Finolex Cables Ltd.	1,056,571	15,344
*	Reliance Infrastructure Ltd.	4,608,809	15,308
	Strides Pharma Science Ltd.	828,180	15,295
	Narayana Hrudayalaya Ltd.	1,002,729	15,151
	NBCC India Ltd.	13,152,666	15,115
	Praj Industries Ltd.	1,713,387	15,023
	CRISIL Ltd.	230,456	14,993
	Tata Investment Corp. Ltd.	182,739	14,912
	Karur Vysya Bank Ltd.	5,511,299	14,784
*	Wockhardt Ltd.	1,031,446	14,732
	ZF Commercial Vehicle Control Systems India Ltd.	86,071	14,666

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Finolex Industries Ltd.	4,062,015	14,618
	BASF India Ltd.	160,331	14,601
	NLC India Ltd.	4,747,909	14,455
*	Jaiprakash Power Ventures Ltd.	66,585,840	14,387
	Dr Reddy's Laboratories Ltd. ADR	194,598	14,381
	Birlasoft Ltd.	2,196,838	14,288
*	Affle India Ltd.	783,820	14,275
	Bata India Ltd.	883,271	14,205
	Bayer CropScience Ltd.	179,287	14,102
	Manappuram Finance Ltd.	7,528,753	14,001
	Vedant Fashions Ltd.	839,655	13,974
*	Honasa Consumer Ltd.	2,942,293	13,758
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	925,041	13,716
	Asahi India Glass Ltd.	1,529,764	13,610
	Sobha Ltd.	718,842	13,542
	Mahanagar Gas Ltd.	791,627	13,536
	CMS Info Systems Ltd.	2,121,828	13,516
	Ramkrishna Forgings Ltd.	1,235,306	13,473
	Zensar Technologies Ltd.	1,611,199	13,425
	SJVN Ltd.	9,949,406	13,303
	Can Fin Homes Ltd.	1,277,785	13,148
*,2	Eris Lifesciences Ltd.	836,260	13,126
[2]	Mindspace Business Parks REIT	2,963,325	13,109
	EID Parry India Ltd.	1,370,924	13,101
*	Aavas Financiers Ltd.	659,589	13,086
	Bharat Dynamics Ltd.	1,016,978	13,064
	Newgen Software Technologies Ltd.	858,864	13,056
	Gillette India Ltd.	110,004	13,018
	BEML Ltd.	267,403	12,894
[2]	Indian Energy Exchange Ltd.	6,088,035	12,823
[2]	Endurance Technologies Ltd.	454,228	12,790
	JSW Infrastructure Ltd.	3,423,763	12,758
	Chambal Fertilisers & Chemicals Ltd.	2,200,678	12,609
	KPR Mill Ltd.	1,139,141	12,606
*	VA Tech Wabag Ltd.	599,195	12,605
	Granules India Ltd.	1,855,914	12,545
[2]	RBL Bank Ltd.	6,245,249	12,544
	PG Electroplast Ltd.	1,659,411	12,516
	EIH Ltd.	2,893,597	12,482
	Balrampur Chini Mills Ltd.	1,655,647	12,333
	Rainbow Children's Medicare Ltd.	642,760	12,322
	Jindal Saw Ltd.	3,283,000	12,308
*	Devyani International Ltd.	6,038,880	12,127
	Voltamp Transformers Ltd.	87,641	12,081
	Marksans Pharma Ltd.	3,503,121	12,033
	Hindustan Copper Ltd.	3,461,694	12,030
	Sumitomo Chemical India Ltd.	1,744,469	11,880
*,2	Lemon Tree Hotels Ltd.	8,502,226	11,854
	Swan Energy Ltd.	2,001,421	11,823
[2]	IndiaMart InterMesh Ltd.	397,837	11,799
	Nuvama Wealth Management Ltd.	141,281	11,705
	Zen Technologies Ltd.	523,404	11,649
	Jyothy Labs Ltd.	1,890,682	11,623
	V-Guard Industries Ltd.	2,247,317	11,587
	Sammaan Capital Ltd.	6,696,158	11,433
	Anand Rathi Wealth Ltd.	233,694	11,419
	Nava Ltd.	993,083	11,323
*	Godrej Industries Ltd.	915,731	11,300
[2]	PowerGrid Infrastructure Investment Trust	10,443,348	11,235
	Intellect Design Arena Ltd.	1,284,605	11,211
	Edelweiss Financial Services Ltd.	8,587,489	11,154
	Kfin Technologies Ltd.	937,648	11,124
	Genus Power Infrastructures Ltd.	2,256,504	11,065
	Usha Martin Ltd.	2,192,139	11,053
	Aptus Value Housing Finance India Ltd.	2,612,309	11,051
	Bombay Burmah Trading Co.	332,632	10,933
	Data Patterns India Ltd.	381,217	10,916
	Olectra Greentech Ltd.	558,100	10,851
	Jupiter Wagons Ltd.	1,771,691	10,818
	HBL Power Systems Ltd.	1,625,240	10,796

Total International Stock Index Fund
		Shares	Market Value• ($000)
	City Union Bank Ltd.	5,096,502	10,613
	TVS Holdings Ltd.	71,557	10,608
	Sun TV Network Ltd.	1,180,289	10,549
	Craftsman Automation Ltd.	170,361	10,295
	JBM Auto Ltd.	534,521	10,242
	Sanofi India Ltd.	126,731	10,237
*	Sapphire Foods India Ltd.	2,681,400	10,221
*	Sterling & Wilson Renewable	1,471,913	10,218
	eClerx Services Ltd.	294,473	10,167
*	Chalet Hotels Ltd.	983,394	10,159
*	Equinox India Developments Ltd.	7,682,545	10,034
*	Raymond Lifestyle Ltd.	380,233	9,996
	Ceat Ltd.	299,169	9,958
	IIFL Securities Ltd.	2,191,628	9,869
[2]	General Insurance Corp. of India	2,256,133	9,854
	CIE Automotive India Ltd.	1,635,240	9,618
[2]	ICICI Securities Ltd.	933,434	9,608
	Kansai Nerolac Paints Ltd.	2,821,755	9,528
*	Gokaldas Exports Ltd.	879,458	9,367
	JM Financial Ltd.	5,658,211	9,365
*	SignatureGlobal India Ltd.	577,429	9,331
	Jubilant Ingrevia Ltd.	1,082,124	9,199
*	Hindustan Construction Co. Ltd.	19,088,486	9,191
	Raymond Ltd.	472,881	9,181
*	India Cements Ltd.	2,114,508	9,127
	Mrs Bectors Food Specialities Ltd.	404,460	9,079
	Relaxo Footwears Ltd.	990,062	9,074
[2]	Home First Finance Co. India Ltd.	644,570	9,023
	Electrosteel Castings Ltd.	4,631,290	9,021
[2]	IRCON International Ltd.	3,493,082	9,008
	Gujarat Pipavav Port Ltd.	3,852,604	9,006
	ION Exchange India Ltd.	1,079,938	9,004
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,213,701	9,001
[2]	Metropolis Healthcare Ltd.	353,469	8,992
*	NMDC Steel Ltd.	15,962,145	8,980
*	Adani Wilmar Ltd.	2,172,566	8,912
	Vinati Organics Ltd.	376,202	8,820
	Arvind Ltd.	2,001,469	8,798
	Alembic Pharmaceuticals Ltd.	655,507	8,776
	Engineers India Ltd.	3,792,482	8,752
	Bank of Maharashtra	13,374,335	8,695
	Bikaji Foods International Ltd.	858,711	8,668
	Safari Industries India Ltd.	329,577	8,630
	Elecon Engineering Co. Ltd.	1,259,177	8,570
*	PTC Industries Ltd.	59,570	8,488
	CreditAccess Grameen Ltd.	727,311	8,464
	Vardhman Textiles Ltd.	1,515,715	8,461
	DCM Shriram Ltd.	678,649	8,442
	Century Plyboards India Ltd.	837,670	8,432
[2]	Sansera Engineering Ltd.	458,722	8,276
	Happiest Minds Technologies Ltd.	910,750	8,253
	Akzo Nobel India Ltd.	157,078	8,223
	Tanla Platforms Ltd.	918,338	8,179
	JK Lakshmi Cement Ltd.	843,624	8,115
	Action Construction Equipment Ltd.	503,546	8,032
	Mastek Ltd.	234,246	8,020
	Blue Dart Express Ltd.	82,703	7,992
	Godawari Power & Ispat Ltd.	3,432,495	7,954
	CCL Products India Ltd.	984,487	7,923
*	Westlife Foodworld Ltd.	874,795	7,892
	JK Tyre & Industries Ltd.	1,680,227	7,888
	IDBI Bank Ltd.	7,917,668	7,834
	Gujarat State Fertilizers & Chemicals Ltd.	3,162,784	7,822
[2]	Quess Corp. Ltd.	912,580	7,811
	AstraZeneca Pharma India Ltd.	86,059	7,788
	Texmaco Rail & Engineering Ltd.	2,946,521	7,755
	Garden Reach Shipbuilders & Engineers Ltd.	402,383	7,694
	GHCL Ltd.	1,077,346	7,616
	BLS International Services Ltd.	1,611,331	7,588
	Shyam Metalics & Energy Ltd.	754,673	7,584

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Aditya Birla Sun Life Asset Management Co. Ltd.	797,188	7,506
*	Medplus Health Services Ltd.	944,386	7,485
	Arvind Fashions Ltd.	1,113,872	7,484
*	Nazara Technologies Ltd.	667,523	7,471
	Infibeam Avenues Ltd.	21,625,383	7,464
*	Sanofi Consumer Healthcare India Ltd.	126,731	7,422
	ITD Cementation India Ltd.	1,108,241	7,411
	Kirloskar Pneumatic Co. Ltd.	373,051	7,358
	Cello World Ltd.	735,663	7,234
	LT Foods Ltd.	1,557,245	7,199
	PTC India Ltd.	3,331,175	7,179
[2]	New India Assurance Co. Ltd.	3,085,292	7,160
	Techno Electric & Engineering Co. Ltd.	383,321	7,095
	RR Kabel Ltd.	396,119	7,066
	KSB Ltd.	737,860	7,011
	Pfizer Ltd.	115,251	6,975
*	Rategain Travel Technologies Ltd.	776,136	6,921
	Trident Ltd.	16,740,771	6,867
	Sudarshan Chemical Industries Ltd.	550,661	6,848
	EPL Ltd.	2,131,782	6,844
	Zydus Wellness Ltd.	294,117	6,805
	Clean Science & Technology Ltd.	373,626	6,775
	Minda Corp. Ltd.	1,107,951	6,757
	KNR Constructions Ltd.	1,904,049	6,701
*	V-Mart Retail Ltd.	131,966	6,674
	Care Ratings Ltd.	382,166	6,625
	Procter & Gamble Health Ltd.	106,317	6,619
	Saregama India Ltd.	1,033,342	6,594
	Karnataka Bank Ltd.	2,535,790	6,521
	Cera Sanitaryware Ltd.	75,995	6,474
[2]	Equitas Small Finance Bank Ltd.	7,804,839	6,466
	Rhi Magnesita India Ltd.	896,438	6,303
	GMM Pfaudler Ltd.	379,932	6,300
	NIIT Learning Systems Ltd.	1,214,375	6,283
*	Restaurant Brands Asia Ltd.	5,789,627	6,223
	Fine Organic Industries Ltd.	107,545	6,204
	Route Mobile Ltd.	342,332	6,180
*	IFCI Ltd.	8,975,396	6,135
*	Nuvoco Vistas Corp. Ltd.	1,464,156	6,128
*	Tata Teleservices Maharashtra Ltd.	7,021,519	6,112
	Supreme Petrochem Ltd.	681,165	6,100
	Metro Brands Ltd.	424,634	6,047
	Mahindra Lifespace Developers Ltd.	1,022,432	5,996
	HEG Ltd.	1,167,570	5,993
	Jammu & Kashmir Bank Ltd.	5,029,594	5,990
	Graphite India Ltd.	945,257	5,937
	Shipping Corp. of India Ltd.	2,315,522	5,935
	Railtel Corp. of India Ltd.	1,190,733	5,930
	PNC Infratech Ltd.	1,570,724	5,910
[2]	Ujjivan Small Finance Bank Ltd.	13,059,107	5,898
	JK Paper Ltd.	1,076,953	5,897
	Archean Chemical Industries Ltd.	768,674	5,888
	Welspun Living Ltd.	3,259,190	5,879
	Bajaj Electricals Ltd.	568,156	5,875
	Astra Microwave Products Ltd.	623,525	5,848
*	Schneider Electric Infrastructure Ltd.	622,774	5,751
*	Rajesh Exports Ltd.	1,875,502	5,741
*	Shree Renuka Sugars Ltd.	11,262,704	5,736
[2]	Godrej Agrovet Ltd.	657,758	5,583
	Capri Global Capital Ltd.	2,311,352	5,535
	TTK Prestige Ltd.	535,416	5,497
	VIP Industries Ltd.	966,655	5,476
	Tamilnad Mercantile Bank Ltd.	1,021,490	5,465
	Rallis India Ltd.	1,355,343	5,451
	Orient Electric Ltd.	1,854,225	5,446
	Garware Technical Fibres Ltd.	113,030	5,426
*	Sterlite Technologies Ltd.	3,807,737	5,343
	NOCIL Ltd.	1,561,293	5,326
	Jupiter Life Line Hospitals Ltd.	333,944	5,318
	Balaji Amines Ltd.	210,577	5,312

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	MTAR Technologies Ltd.	263,498	5,220
	Chennai Petroleum Corp. Ltd.	688,684	5,218
	Rain Industries Ltd.	2,715,637	5,201
	South Indian Bank Ltd.	17,766,366	5,168
	Avanti Feeds Ltd.	732,104	5,107
	Vesuvius India Ltd.	81,406	5,096
*	Chemplast Sanmar Ltd.	892,512	5,081
*	Sheela Foam Ltd.	513,702	5,071
	Birla Corp. Ltd.	360,856	5,003
	Syrma SGS Technology Ltd.	808,760	4,952
	Suprajit Engineering Ltd.	804,242	4,902
*	G R Infraprojects Ltd.	255,279	4,893
	Mangalore Refinery & Petrochemicals Ltd.	2,788,896	4,890
	Gateway Distriparks Ltd.	4,584,188	4,787
*	TVS Supply Chain Solutions Ltd.	2,111,424	4,716
[2]	IRB InvIT Fund	6,454,985	4,678
	Alkyl Amines Chemicals	186,064	4,618
	Galaxy Surfactants Ltd.	132,332	4,608
*	Alok Industries Ltd.	17,220,050	4,583
*	TeamLease Services Ltd.	135,390	4,487
	Maharashtra Seamless Ltd.	600,370	4,458
	Polyplex Corp. Ltd.	324,864	4,417
	RITES Ltd.	1,225,524	4,366
	AurionPro Solutions Ltd.	222,722	4,353
	Symphony Ltd.	228,056	4,212
*	Campus Activewear Ltd.	1,092,480	3,822
	KRBL Ltd.	1,095,851	3,799
[2]	KPI Green Energy Ltd.	409,055	3,764
*	TV18 Broadcast Ltd.	6,266,536	3,744
[2]	Dilip Buildcon Ltd.	612,949	3,647
*	Dhani Services Ltd.	5,353,153	3,635
*	Borosil Renewables Ltd.	683,870	3,613
*	Just Dial Ltd.	267,309	3,599
	Paisalo Digital Ltd.	6,280,683	3,442
*	Jai Balaji Industries Ltd.	257,923	3,321
*	Central Bank of India Ltd.	4,814,071	3,302
	Bajaj Consumer Care Ltd.	1,194,768	3,248
	DCB Bank Ltd.	2,099,942	3,054
	Kaveri Seed Co. Ltd.	268,334	2,906
*	RattanIndia Power Ltd.	16,777,308	2,864
	Vakrangee Ltd.	8,787,103	2,772
	Allcargo Logistics Ltd.	4,114,288	2,759
	Vaibhav Global Ltd.	745,725	2,612
	Thomas Cook India Ltd.	1,062,626	2,444
*,3	Brightcom Group Ltd.	22,811,941	2,195
	NIIT Ltd.	1,142,342	2,096
*	Sun Pharma Advanced Research Co. Ltd.	747,223	1,907
*,3	Odigma Consultancy Solutions Ltd.	242,981	368
*,3	Chennai Super Kings Cricket Ltd.	951,110	—
			27,896,936
Indonesia (0.5%)
	Bank Central Asia Tbk. PT	772,435,997	503,612
	Bank Rakyat Indonesia Persero Tbk. PT	973,442,247	296,758
	Bank Mandiri Persero Tbk. PT	617,815,950	262,275
	Telkom Indonesia Persero Tbk. PT	647,068,758	115,659
*	Amman Mineral Internasional PT	174,541,500	101,725
	Astra International Tbk. PT	282,194,407	91,614
	Bank Negara Indonesia Persero Tbk. PT	207,841,312	69,323
*	GoTo Gojek Tokopedia Tbk. PT Class A	13,579,308,101	58,616
	Sumber Alfaria Trijaya Tbk. PT	262,615,723	55,457
*	Merdeka Copper Gold Tbk. PT	247,544,600	38,267
	United Tractors Tbk. PT	20,526,539	35,829
	Charoen Pokphand Indonesia Tbk. PT	101,079,814	33,839
	Adaro Energy Indonesia Tbk. PT	145,852,345	33,570
*	Bumi Resources Minerals Tbk. PT	1,377,471,311	32,202
	Indofood Sukses Makmur Tbk. PT	61,163,672	29,593
	Kalbe Farma Tbk. PT	258,637,917	26,649
	Indofood CBP Sukses Makmur Tbk. PT	31,638,135	24,828
	Barito Pacific Tbk. PT	349,035,473	22,098

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Indah Kiat Pulp & Paper Tbk. PT	36,601,345	18,800
*	Bumi Resources Tbk. PT	1,662,514,929	14,712
	Perusahaan Gas Negara Tbk. PT	146,238,791	14,563
	Mitra Keluarga Karyasehat Tbk. PT	77,061,892	13,292
	Sarana Menara Nusantara Tbk. PT	260,263,899	13,267
*	Bank Jago Tbk. PT	70,866,400	12,783
	Siloam International Hospitals Tbk. PT	50,441,000	12,070
	Aneka Tambang Tbk.	118,099,897	12,007
	Indosat Tbk. PT	74,016,804	11,779
	Semen Indonesia Persero Tbk. PT	45,907,130	11,543
	Japfa Comfeed Indonesia Tbk. PT	96,282,651	11,225
	Elang Mahkota Teknologi Tbk. PT	345,183,463	11,211
	Bank Syariah Indonesia Tbk. PT	58,000,023	11,162
	Bukit Asam Tbk. PT	56,253,516	10,596
	Ciputra Development Tbk. PT	122,534,884	10,461
	Mitra Adiperkasa Tbk. PT	101,747,373	10,223
	Dayamitra Telekomunikasi PT	252,450,543	10,130
	Unilever Indonesia Tbk. PT	80,027,660	10,016
	AKR Corporindo Tbk. PT	112,572,807	9,676
	Pakuwon Jati Tbk. PT	313,826,524	9,551
	Jasa Marga Persero Tbk. PT	30,345,659	9,360
	Indocement Tunggal Prakarsa Tbk. PT	19,968,429	9,141
	Indo Tambangraya Megah Tbk. PT	5,553,238	8,875
	XL Axiata Tbk. PT	61,597,958	8,820
	Cisarua Mountain Dairy PT Tbk.	24,241,958	8,800
*	Petrindo Jaya Kreasi Tbk. PT	17,541,979	8,489
	ESSA Industries Indonesia Tbk. PT	135,255,255	8,486
	Map Aktif Adiperkasa PT	120,087,100	8,300
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,501,945	8,251
*	Adaro Minerals Indonesia Tbk. PT	91,418,192	8,147
	Mayora Indah Tbk. PT	48,262,998	7,990
*	Bumi Serpong Damai Tbk. PT	97,973,780	7,591
	Medco Energi Internasional Tbk. PT	91,450,134	7,455
	Summarecon Agung Tbk. PT	171,262,763	7,310
*	Vale Indonesia Tbk. PT	29,580,811	7,185
*	Bukalapak.com PT Tbk.	873,578,000	7,112
*	Panin Financial Tbk. PT	225,602,809	6,833
	Avia Avian Tbk. PT	221,653,169	6,742
	BFI Finance Indonesia Tbk. PT	105,490,772	6,654
	Trimegah Bangun Persada Tbk. PT	111,009,500	6,354
*	Bank Pan Indonesia Tbk. PT	50,805,727	6,141
	Bank Tabungan Negara Persero Tbk. PT	65,330,984	5,831
*	Gudang Garam Tbk. PT	6,275,436	5,628
	Aspirasi Hidup Indonesia Tbk. PT	94,779,821	5,429
	PT Tower Bersama Infrastructure Tbk.	39,091,922	4,734
*	MNC Digital Entertainment Tbk. PT	51,001,935	4,220
*	Lippo Karawaci Tbk. PT	426,728,626	3,344
*,3	Waskita Karya Persero Tbk. PT	248,206,980	3,194
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	80,883,100	3,142
*	Timah Tbk. PT	37,469,801	3,098
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,593,057	2,931
	Matahari Department Store Tbk. PT	25,587,081	2,501
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	36,504,974	2,278
	Astra Agro Lestari Tbk. PT	5,228,592	2,253
	Surya Citra Media Tbk. PT	247,868,397	2,181
	Bank BTPN Syariah Tbk. PT	30,478,557	2,066
*	Bank Neo Commerce Tbk. PT	120,838,252	2,049
*	Media Nusantara Citra Tbk. PT	85,411,798	1,795
	Bank Danamon Indonesia Tbk. PT	9,524,650	1,560
*	Global Mediacom Tbk. PT	103,724,233	1,469
*	Bank Bukopin Tbk. PT	2,895,107	11
			2,294,731
Ireland (0.2%)
	Kerry Group plc Class A	2,079,569	207,698
	Kingspan Group plc	2,127,403	187,865
	AIB Group plc	25,170,827	134,942
	Bank of Ireland Group plc	14,221,086	131,804
	Glanbia plc	2,438,669	40,572
	Dalata Hotel Group plc	3,103,602	14,557

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Glanbia plc (XLON)	8,754	153
*,3	Irish Bank Resolution Corp. Ltd.	698,992	—
			717,591
Israel (0.5%)
*	Teva Pharmaceutical Industries Ltd.	15,708,239	289,060
	Bank Leumi Le-Israel BM	21,155,980	214,935
	Bank Hapoalim BM	18,675,753	194,587
*	Nice Ltd.	877,492	152,472
	Israel Discount Bank Ltd. Class A	17,311,650	101,758
	Mizrahi Tefahot Bank Ltd.	1,924,482	79,351
	Elbit Systems Ltd.	342,879	78,540
*	Nova Ltd.	405,413	76,240
*	Tower Semiconductor Ltd.	1,553,497	65,519
	ICL Group Ltd.	10,066,014	41,322
	Azrieli Group Ltd.	512,287	39,108
	Bezeq The Israeli Telecommunication Corp. Ltd.	28,578,798	36,626
	First International Bank of Israel Ltd.	730,138	32,399
	Camtek Ltd.	383,177	30,387
	Melisron Ltd.	353,397	28,007
	Phoenix Financial Ltd.	2,292,299	26,579
*	Enlight Renewable Energy Ltd.	1,628,705	25,858
	Shufersal Ltd.	2,802,697	24,817
	Mivne Real Estate KD Ltd.	8,738,637	23,828
*	Big Shopping Centers Ltd.	194,136	23,210
	Alony Hetz Properties & Investments Ltd.	2,243,101	18,124
*	Clal Insurance Enterprises Holdings Ltd.	925,341	17,732
	Harel Insurance Investments & Financial Services Ltd.	1,521,040	15,860
	Sapiens International Corp. NV	422,705	15,832
	Paz Retail & Energy Ltd.	135,524	15,340
	Amot Investments Ltd.	3,027,268	14,727
*	Shapir Engineering & Industry Ltd.	2,001,165	13,124
	Delek Group Ltd.	110,549	13,022
	Tel Aviv Stock Exchange Ltd.	1,282,142	12,855
	Energix-Renewable Energies Ltd.	3,635,978	12,652
*	OPC Energy Ltd.	1,557,315	12,611
*	Airport City Ltd.	820,828	12,470
	Strauss Group Ltd.	708,632	11,941
	Reit 1 Ltd.	2,614,795	11,881
*	Shikun & Binui Ltd.	4,390,777	11,619
	FIBI Holdings Ltd.	244,766	11,443
*	Fattal Holdings 1998 Ltd.	90,689	11,415
	Electra Ltd.	24,797	11,267
	Formula Systems 1985 Ltd.	130,865	11,203
	Israel Corp. Ltd.	50,981	11,138
	Hilan Ltd.	192,852	10,570
	Isracard Ltd.	2,610,579	10,115
	Menora Mivtachim Holdings Ltd.	316,744	9,853
*	Bet Shemesh Engines Holdings 1997 Ltd.	123,177	9,757
	Matrix IT Ltd.	452,541	9,078
*	Equital Ltd.	248,493	8,983
	One Software Technologies Ltd.	582,206	8,597
	Summit Real Estate Holdings Ltd.	547,084	8,431
	Oil Refineries Ltd.	32,922,991	8,395
	Migdal Insurance & Financial Holdings Ltd.	5,136,126	8,358
	Kenon Holdings Ltd.	288,293	8,217
*	Ashtrom Group Ltd.	533,295	8,152
	YH Dimri Construction & Development Ltd.	92,704	8,096
	Mega Or Holdings Ltd.	275,005	7,701
	Israel Canada T.R Ltd.	2,045,894	7,665
	Next Vision Stabilized Systems Ltd.	670,152	7,620
	Fox Wizel Ltd.	98,518	7,232
	Danel Adir Yeoshua Ltd.	67,070	6,714
	Sella Capital Real Estate Ltd.	3,063,535	6,484
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	102,629	6,201
*	OY Nofar Energy Ltd.	261,385	6,081
*	Partner Communications Co. Ltd.	1,428,793	6,072
	Delta Galil Ltd.	127,801	5,702
*	Cellcom Israel Ltd.	1,197,603	5,650
*	Perion Network Ltd.	604,148	4,911

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Priortech Ltd.	109,601	4,694
	Gav-Yam Lands Corp. Ltd.	559,927	4,620
	G City Ltd.	1,185,462	4,405
*	Delek Automotive Systems Ltd.	651,221	4,029
	Elco Ltd.	124,961	3,837
	IDI Insurance Co. Ltd.	104,077	3,541
*	Kamada Ltd.	596,170	3,450
*	AFI Properties Ltd.	62,573	2,994
	AudioCodes Ltd.	316,983	2,950
			2,080,014
Italy (1.8%)
	UniCredit SpA	22,144,229	979,643
	Intesa Sanpaolo SpA	222,226,248	951,131
	Enel SpA	108,257,526	821,033
	Ferrari NV	1,635,709	780,837
	Generali	17,445,716	483,703
	Eni SpA	31,409,945	478,474
	Stellantis NV	28,401,381	389,165
	Prysmian SpA	3,901,013	275,311
	Moncler SpA	3,160,971	175,616
	Terna - Rete Elettrica Nazionale	19,630,057	170,030
	Snam SpA	31,667,786	152,129
	FinecoBank Banca Fineco SpA	8,534,352	136,244
	Leonardo SpA	5,592,585	133,304
	Banco BPM SpA	19,121,159	128,974
	Mediobanca Banca di Credito Finanziario SpA	7,596,707	125,325
	Tenaris SA	6,134,392	101,067
	BPER Banca SpA	14,747,376	89,791
[2]	Poste Italiane SpA	6,298,866	88,571
	Recordati Industria Chimica e Farmaceutica SpA	1,358,866	77,099
	Unipol Gruppo SpA	6,008,452	74,673
*,1,2	Nexi SpA	11,083,923	70,059
	Banca Monte dei Paschi di Siena SpA	12,523,133	68,727
[2]	Infrastrutture Wireless Italiane SpA	4,871,581	54,926
	Amplifon SpA	1,808,604	50,522
	Interpump Group SpA	1,110,773	49,355
	A2A SpA	21,461,994	49,059
	Reply SpA	313,315	47,767
	Brunello Cucinelli SpA	472,423	46,733
	Buzzi SpA	1,187,144	46,510
	Davide Campari-Milano NV	6,665,467	44,750
*	Saipem SpA	18,211,828	43,300
	Italgas SpA	6,836,592	41,940
	Hera SpA	10,716,807	40,998
	Banca Popolare di Sondrio SPA	5,032,841	37,537
	Banca Mediolanum SpA	3,016,734	37,289
	Azimut Holding SpA	1,507,301	37,282
*,1	Telecom Italia SpA (Registered)	141,106,375	35,743
	Banca Generali SpA	751,113	33,286
	DiaSorin SpA	297,070	32,265
[2]	Pirelli & C SpA	5,586,039	30,524
	De' Longhi SpA	968,695	30,276
	Iveco Group NV	2,699,997	28,058
[2]	BFF Bank SpA	2,449,713	23,921
	Brembo NV	2,014,928	21,162
[2]	Technogym SpA	1,845,970	19,899
	Iren SpA	9,030,306	19,558
	SOL SpA	501,340	19,444
*	Telecom Italia SpA (Bearer)	65,385,905	19,125
	Lottomatica Group SpA	1,493,377	18,654
	Webuild SpA	6,495,500	18,420
[2]	Anima Holding SpA	2,954,037	17,898
	ERG SpA	759,365	17,054
	Maire SpA	2,203,005	16,628
*	Technoprobe SpA	2,264,617	15,377
[2]	Enav SpA	3,542,090	15,007
[2]	Carel Industries SpA	690,127	14,185
	MFE-MediaForEurope NV Class A	3,918,557	12,821
	Intercos SpA	705,564	11,321

Total International Stock Index Fund
		Shares	Market Value• ($000)
	ACEA SpA	587,008	11,140
	Credito Emiliano SpA	999,296	10,791
	Tamburi Investment Partners SpA	1,112,246	10,457
	Danieli & C Officine Meccaniche SpA	479,890	9,701
[1]	Sesa SpA	102,681	8,917
	Salcef Group SpA	295,764	8,320
	Moltiply Group SpA	217,820	8,101
	Banca IFIS SpA	336,958	8,076
	El.En. SpA	706,041	7,644
	Sanlorenzo SpA	199,646	7,517
[2]	RAI Way SpA	1,286,757	7,388
*,1	Fincantieri SpA	1,196,493	6,674
*,2	GVS SpA	960,937	6,432
	Cementir Holding NV	610,799	6,346
	Ariston Holding NV	1,424,802	5,997
[1]	Salvatore Ferragamo SpA	890,499	5,947
	Italmobiliare SpA	195,623	5,886
[1]	Piaggio & C SpA	2,331,737	5,614
*,1	Juventus Football Club SpA	1,927,872	5,140
	Zignago Vetro SpA	437,685	4,993
[1]	Danieli & C Officine Meccaniche SpA Saving Shares	163,959	4,440
	Arnoldo Mondadori Editore SpA	1,661,116	4,412
	MARR SpA	322,033	3,745
	Tinexta SpA	253,782	2,992
	MFE-MediaForEurope NV Class B	618,336	2,856
	Rizzoli Corriere Della Sera Mediagroup SpA	1,603,470	1,387
[1]	Alerion Cleanpower SpA	76,442	1,276
	Tenaris SA ADR	7	—
*,3	Gemina SpA	315,232	—
			8,021,689
Japan (15.2%)
	Toyota Motor Corp.	165,494,413	2,851,534
	Mitsubishi UFJ Financial Group Inc.	157,979,716	1,665,145
	Hitachi Ltd.	61,837,740	1,553,665
	Sony Group Corp.	83,715,355	1,473,182
	Keyence Corp.	2,716,988	1,226,486
	Recruit Holdings Co. Ltd.	18,717,159	1,142,917
	Sumitomo Mitsui Financial Group Inc.	51,982,279	1,102,780
	Mitsubishi Corp.	55,841,434	1,021,568
	Shin-Etsu Chemical Co. Ltd.	26,584,945	974,178
	Tokio Marine Holdings Inc.	26,524,089	955,296
	ITOCHU Corp.	18,881,988	934,051
	Tokyo Electron Ltd.	6,129,977	902,045
	Daiichi Sankyo Co. Ltd.	26,220,721	853,438
	Mitsui & Co. Ltd.	40,796,102	831,737
	SoftBank Group Corp.	13,657,865	814,261
	Fast Retailing Co. Ltd.	2,518,608	805,253
	Nintendo Co. Ltd.	14,528,994	767,465
	Mizuho Financial Group Inc.	35,390,722	735,101
	Honda Motor Co. Ltd.	66,483,521	668,632
	Hoya Corp.	4,893,135	654,672
	KDDI Corp.	20,913,033	652,056
	Takeda Pharmaceutical Co. Ltd.	21,612,163	603,006
	Advantest Corp.	10,301,604	596,459
	Mitsubishi Heavy Industries Ltd.	41,111,890	580,375
	SoftBank Corp.	381,087,840	479,753
	Mitsubishi Electric Corp.	26,885,495	472,984
	Japan Tobacco Inc.	16,514,933	461,055
	Seven & i Holdings Co. Ltd.	31,844,143	458,554
	Daikin Industries Ltd.	3,700,445	444,263
	Fujitsu Ltd.	22,665,330	435,760
	Chugai Pharmaceutical Co. Ltd.	9,073,350	431,724
	Canon Inc.	12,799,687	416,310
	MS&AD Insurance Group Holdings Inc.	18,622,330	411,914
	Murata Manufacturing Co. Ltd.	23,469,645	410,041
	Otsuka Holdings Co. Ltd.	6,694,705	404,432
	Denso Corp.	28,467,764	404,342
	FUJIFILM Holdings Corp.	16,078,986	382,492
	Terumo Corp.	19,917,334	379,332

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Nippon Telegraph & Telephone Corp.	390,816,175	377,073
	Oriental Land Co. Ltd.	15,041,995	363,522
	FANUC Corp.	13,209,200	350,458
	Disco Corp.	1,165,386	331,593
	Marubeni Corp.	22,088,994	330,214
	SMC Corp.	771,631	327,593
	Komatsu Ltd.	12,619,974	326,672
	ORIX Corp.	15,248,369	321,281
	Mitsui Fudosan Co. Ltd.	37,352,104	318,701
	Dai-ichi Life Holdings Inc.	12,597,302	314,055
	NEC Corp.	3,577,756	304,433
	East Japan Railway Co.	15,054,585	302,377
	Sumitomo Corp.	14,218,852	299,967
	TDK Corp.	25,080,660	294,831
	Astellas Pharma Inc.	25,016,661	292,903
	Nidec Corp.	14,424,636	287,351
	Renesas Electronics Corp.	21,159,706	283,505
	Kao Corp.	6,333,483	279,151
	Bridgestone Corp.	7,813,935	278,451
	Sompo Holdings Inc.	12,780,127	273,994
	Olympus Corp.	15,171,901	267,060
	Central Japan Railway Co.	12,631,920	261,597
	Ajinomoto Co. Inc.	6,710,687	257,796
	Suzuki Motor Corp.	25,035,724	248,438
	Japan Post Holdings Co. Ltd.	26,787,989	247,148
	Daiwa House Industry Co. Ltd.	8,238,985	245,758
	Aeon Co. Ltd.	9,916,691	242,990
	Panasonic Holdings Corp.	28,460,427	234,230
	Nippon Steel Corp.	11,525,250	230,613
	Asahi Group Holdings Ltd.	18,971,162	227,754
	Mitsubishi Estate Co. Ltd.	15,018,833	222,099
	Sumitomo Mitsui Trust Group Inc.	9,788,176	214,658
	Nippon Yusen KK	6,142,981	205,664
	ENEOS Holdings Inc.	40,745,596	205,543
	Resona Holdings Inc.	30,695,712	202,523
	Nomura Holdings Inc.	39,217,621	201,104
	Secom Co. Ltd.	5,611,142	199,549
	Sekisui House Ltd.	7,584,512	183,178
	Japan Post Bank Co. Ltd.	20,140,524	179,882
	Sumitomo Realty & Development Co. Ltd.	5,906,319	175,204
	Kubota Corp.	13,669,553	174,657
	Nomura Research Institute Ltd.	5,809,050	173,769
	Unicharm Corp.	5,355,201	172,678
	Japan Exchange Group Inc.	14,529,942	170,306
	Bandai Namco Holdings Inc.	8,100,894	169,844
	Kyocera Corp.	16,654,204	168,902
	Lasertec Corp.	1,197,417	162,484
	Kansai Electric Power Co. Inc.	10,120,515	162,304
	Sumitomo Electric Industries Ltd.	10,488,926	161,347
	Asics Corp.	9,211,404	160,895
	Nitto Denko Corp.	9,763,755	160,650
[1]	Mitsui OSK Lines Ltd.	4,708,980	160,320
	Kirin Holdings Co. Ltd.	10,867,442	159,997
	Toyota Tsusho Corp.	9,313,799	158,323
	Shimano Inc.	1,056,394	155,195
	Toyota Industries Corp.	2,230,723	154,638
	Inpex Corp.	11,701,294	154,247
	Obic Co. Ltd.	4,607,335	150,556
	Subaru Corp.	8,318,153	148,556
	Kikkoman Corp.	12,612,385	147,978
	Sysmex Corp.	7,881,710	146,233
	Shionogi & Co. Ltd.	9,912,364	141,576
	NTT Data Group Corp.	8,768,201	138,715
	Pan Pacific International Holdings Corp.	5,579,530	138,419
	Fujikura Ltd.	3,686,511	135,491
	Nitori Holdings Co. Ltd.	1,040,793	132,550
	Eisai Co. Ltd.	3,689,923	125,015
	Daiwa Securities Group Inc.	18,614,158	121,779
	Konami Group Corp.	1,326,080	121,548
	Tokyo Gas Co. Ltd.	4,858,154	119,865

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Asahi Kasei Corp.	17,224,336	118,825
	Shiseido Co. Ltd.	5,415,640	116,896
*	Rakuten Group Inc.	19,428,359	115,959
	Toray Industries Inc.	21,141,661	114,970
	Obayashi Corp.	9,370,995	114,881
	Idemitsu Kosan Co. Ltd.	16,850,290	114,876
	West Japan Railway Co.	6,317,828	112,291
	TOPPAN Holdings Inc.	3,806,348	111,340
	T&D Holdings Inc.	6,956,491	111,041
	Shimadzu Corp.	3,748,228	110,565
	Osaka Gas Co. Ltd.	5,135,591	110,049
	Makita Corp.	3,369,735	110,028
	Dentsu Group Inc.	3,502,555	108,116
	Yamaha Motor Co. Ltd.	12,337,806	107,845
	Kajima Corp.	6,234,704	107,396
	Dai Nippon Printing Co. Ltd.	6,075,726	105,453
	Chubu Electric Power Co. Inc.	9,162,240	105,321
	Nippon Paint Holdings Co. Ltd.	13,614,407	104,198
	Isuzu Motors Ltd.	7,991,266	103,341
	Yaskawa Electric Corp.	3,593,274	102,981
	Nexon Co. Ltd.	5,855,260	101,483
	Omron Corp.	2,527,461	99,788
	MINEBEA MITSUMI Inc.	5,645,680	99,389
	LY Corp.	36,345,987	99,144
	JFE Holdings Inc.	8,196,433	98,680
	Capcom Co. Ltd.	4,930,724	97,571
	Taisei Corp.	2,315,100	97,492
	Mitsubishi Chemical Group Corp.	17,779,991	95,942
	Ebara Corp.	6,370,500	95,738
	Trend Micro Inc.	1,818,412	95,144
	IHI Corp.	1,779,660	94,747
	Sumitomo Metal Mining Co. Ltd.	3,299,996	91,240
	Nippon Building Fund Inc.	106,192	91,086
	Fuji Electric Co. Ltd.	1,744,437	88,841
	Daito Trust Construction Co. Ltd.	800,717	88,482
	Yakult Honsha Co. Ltd.	4,052,916	88,074
	Nippon Sanso Holdings Corp.	2,522,291	87,554
	Ricoh Co. Ltd.	7,794,967	84,440
	Tokyu Corp.	6,764,710	83,398
	MEIJI Holdings Co. Ltd.	3,562,642	83,106
	SBI Holdings Inc.	3,780,400	83,014
*	Tokyo Electric Power Co. Holdings Inc.	20,418,643	82,461
	Hankyu Hanshin Holdings Inc.	3,031,218	82,419
	Mitsubishi HC Capital Inc.	11,769,606	78,812
	Kawasaki Heavy Industries Ltd.	2,032,666	77,827
	TIS Inc.	3,096,266	77,210
	Sekisui Chemical Co. Ltd.	5,470,019	77,198
[1]	Kawasaki Kisen Kaisha Ltd.	5,555,627	76,746
	Nissin Foods Holdings Co. Ltd.	2,811,741	75,712
	AGC Inc.	2,462,876	75,475
	Sumitomo Forestry Co. Ltd.	1,947,220	75,014
	Daifuku Co. Ltd.	3,963,914	74,509
	Ono Pharmaceutical Co. Ltd.	5,943,770	74,239
	Concordia Financial Group Ltd.	14,973,719	74,169
	Toyo Suisan Kaisha Ltd.	1,255,098	73,729
	Yokogawa Electric Corp.	3,291,578	72,980
	SCREEN Holdings Co. Ltd.	1,130,326	72,161
	Isetan Mitsukoshi Holdings Ltd.	4,802,537	71,463
	Hikari Tsushin Inc.	343,120	69,253
	Niterra Co. Ltd.	2,438,689	69,116
	MatsukiyoCocokara & Co.	5,047,757	68,724
	Sanwa Holdings Corp.	2,696,262	68,307
	Chiba Bank Ltd.	9,294,239	67,827
	Japan Real Estate Investment Corp.	18,626	67,751
	Sanrio Co. Ltd.	2,477,715	67,218
	Aisin Corp.	6,360,736	66,135
	Kyushu Electric Power Co. Inc.	5,876,570	65,810
	Seiko Epson Corp.	3,619,945	65,795
	Tohoku Electric Power Co. Inc.	6,585,652	64,598
[1]	Nissan Motor Co. Ltd.	24,246,850	64,595

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Seibu Holdings Inc.	2,891,357	64,560
	Otsuka Corp.	2,862,988	64,255
	Brother Industries Ltd.	3,239,176	63,090
	MISUMI Group Inc.	3,851,777	62,690
	Zensho Holdings Co. Ltd.	1,240,869	62,253
	Rohto Pharmaceutical Co. Ltd.	2,706,844	60,870
	Sojitz Corp.	2,976,776	60,836
	BayCurrent Inc.	1,870,160	60,778
	M3 Inc.	5,910,583	60,746
	Nissan Chemical Corp.	1,755,138	59,280
	Nomura Real Estate Master Fund Inc.	62,594	59,090
	Resonac Holdings Corp.	2,479,503	58,976
	Suntory Beverage & Food Ltd.	1,747,431	58,949
	SG Holdings Co. Ltd.	5,836,596	58,531
	Kintetsu Group Holdings Co. Ltd.	2,511,425	58,369
	Japan Metropolitan Fund Investment Corp.	94,793	58,180
	Kyoto Financial Group Inc.	3,938,332	57,800
	Kuraray Co. Ltd.	4,248,185	57,569
	Toho Co. Ltd.	1,506,880	57,545
	Kurita Water Industries Ltd.	1,528,108	57,311
	GLP J-REIT	64,597	56,802
	Sumitomo Chemical Co. Ltd.	21,087,468	56,298
	Mazda Motor Corp.	7,957,058	56,252
	Kyowa Kirin Co. Ltd.	3,408,046	56,171
	TOTO Ltd.	2,012,496	56,148
	Nippon Prologis REIT Inc.	34,389	55,328
	Hoshizaki Corp.	1,666,335	54,769
	Ryohin Keikaku Co. Ltd.	3,301,333	54,026
	Mitsui Chemicals Inc.	2,361,451	53,949
	Azbil Corp.	6,921,436	53,821
	Hulic Co. Ltd.	5,784,332	53,565
[1]	KDX Realty Investment Corp.	56,035	53,304
	Kyushu Railway Co.	2,008,790	52,852
	Nikon Corp.	4,251,852	52,673
	Tokyu Fudosan Holdings Corp.	8,371,590	52,242
	Fukuoka Financial Group Inc.	2,247,222	51,263
	McDonald's Holdings Co. Japan Ltd.	1,196,500	50,704
	Fuji Soft Inc.	827,654	50,677
	Nippon Express Holdings Inc.	1,022,731	50,423
	Keisei Electric Railway Co. Ltd.	1,914,017	49,799
	Rohm Co. Ltd.	4,514,112	49,767
	Shizuoka Financial Group Inc.	6,207,480	49,533
	Kobe Steel Ltd.	4,593,330	49,506
	NOF Corp.	3,035,646	49,319
	MonotaRO Co. Ltd.	3,264,200	49,245
	Mebuki Financial Group Inc.	13,091,820	48,969
	ZOZO Inc.	1,505,134	48,805
	Tosoh Corp.	3,891,394	48,353
	Shimizu Corp.	7,297,546	48,346
	Santen Pharmaceutical Co. Ltd.	4,041,167	48,328
	Hirose Electric Co. Ltd.	405,258	48,230
[1]	Kobe Bussan Co. Ltd.	1,964,862	48,197
	NH Foods Ltd.	1,376,615	47,686
	Ibiden Co. Ltd.	1,500,662	47,668
	Skylark Holdings Co. Ltd.	3,077,456	47,664
	USS Co. Ltd.	5,684,258	47,604
	Credit Saison Co. Ltd.	2,102,485	47,290
	Daiwa House REIT Investment Corp.	31,043	47,283
	Hamamatsu Photonics KK	3,566,832	47,163
	Socionext Inc.	2,492,645	46,406
	Odakyu Electric Railway Co. Ltd.	4,416,967	46,342
	Tobu Railway Co. Ltd.	2,811,679	45,500
	Oji Holdings Corp.	12,215,255	45,424
	SUMCO Corp.	4,678,026	44,729
	Tokyo Tatemono Co. Ltd.	2,725,639	44,509
	Mitsubishi Gas Chemical Co. Inc.	2,553,487	44,378
	Amada Co. Ltd.	4,454,090	43,895
	Asahi Intecc Co. Ltd.	2,728,908	43,727
	Oracle Corp. Japan	454,022	43,433
	Yamaha Corp.	5,373,287	43,391

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Medipal Holdings Corp.	2,737,970	43,380
	Invincible Investment Corp.	106,312	43,303
	Japan Post Insurance Co. Ltd.	2,623,965	43,238
	ANA Holdings Inc.	2,172,793	42,797
	Cosmo Energy Holdings Co. Ltd.	865,398	42,716
	Lixil Corp.	3,632,826	42,643
	Haseko Corp.	3,515,794	42,496
	NGK Insulators Ltd.	3,431,352	42,271
	Square Enix Holdings Co. Ltd.	1,082,123	42,264
	Sapporo Holdings Ltd.	871,248	41,820
	Nisshin Seifun Group Inc.	3,574,992	41,738
	Persol Holdings Co. Ltd.	24,480,400	41,116
	Sega Sammy Holdings Inc.	2,178,610	41,000
	Yamato Holdings Co. Ltd.	3,793,196	40,231
	Nichirei Corp.	1,423,293	39,774
	Open House Group Co. Ltd.	1,065,543	39,277
	Marui Group Co. Ltd.	2,490,996	39,114
	Sohgo Security Services Co. Ltd.	5,553,205	38,610
	Electric Power Development Co. Ltd.	2,294,900	38,351
	CyberAgent Inc.	5,836,817	38,101
	SCSK Corp.	2,024,496	37,776
	Orix JREIT Inc.	36,323	37,496
	Fujitec Co. Ltd.	1,040,719	37,447
	Yokohama Rubber Co. Ltd.	1,825,627	37,422
	Advance Residence Investment Corp.	18,481	37,138
	United Urban Investment Corp.	41,107	36,864
	Nomura Real Estate Holdings Inc.	1,496,576	36,845
	Iwatani Corp.	2,810,792	36,642
	Lion Corp.	3,318,684	36,611
	Koito Manufacturing Co. Ltd.	2,814,616	36,446
	Yamazaki Baking Co. Ltd.	1,788,114	36,314
	Iyogin Holdings Inc.	3,784,425	35,926
	Keio Corp.	1,606,206	35,921
	Tokyo Century Corp.	3,451,144	35,111
	Kansai Paint Co. Ltd.	2,154,192	35,085
	Tokyo Ohka Kogyo Co. Ltd.	1,522,073	35,030
	Japan Airport Terminal Co. Ltd.	953,194	34,918
	Kinden Corp.	1,681,305	34,847
	Suzuken Co. Ltd.	1,059,957	34,654
	Taiheiyo Cement Corp.	1,579,574	34,411
	Sumitomo Heavy Industries Ltd.	1,540,314	34,323
	Kewpie Corp.	1,444,505	34,160
	J Front Retailing Co. Ltd.	3,213,006	34,121
	GMO Payment Gateway Inc.	568,261	34,037
	DMG Mori Co. Ltd.	1,743,418	33,244
	Aozora Bank Ltd.	1,925,145	33,190
	Dexerials Corp.	2,170,328	33,136
	Hachijuni Bank Ltd.	6,037,787	33,134
	Horiba Ltd.	533,600	32,803
*	Shinko Electric Industries Co. Ltd.	915,285	32,732
	Japan Airlines Co. Ltd.	2,036,789	32,666
	Tomy Co. Ltd.	1,225,131	32,342
	COMSYS Holdings Corp.	1,535,876	32,224
	Hitachi Construction Machinery Co. Ltd.	1,472,880	31,957
	Japan Hotel REIT Investment Corp.	69,207	31,911
	Toyo Seikan Group Holdings Ltd.	2,129,720	31,793
	Tsuruha Holdings Inc.	568,057	31,775
	Shimamura Co. Ltd.	611,146	31,459
	Ulvac Inc.	668,824	31,272
	Miura Co. Ltd.	1,338,444	31,254
	Air Water Inc.	2,474,253	31,124
	Rinnai Corp.	1,416,214	31,025
	Alfresa Holdings Corp.	2,137,582	30,841
	BIPROGY Inc.	977,148	30,835
	Maruwa Co. Ltd.	111,593	30,785
	Chugoku Electric Power Co. Inc.	4,185,054	30,457
	Nihon Kohden Corp.	2,038,572	30,388
	Nagoya Railroad Co. Ltd.	2,731,233	30,271
	Sankyo Co. Ltd.	2,278,990	30,270
	Toho Gas Co. Ltd.	1,209,996	30,261

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Kokusai Electric Corp.	1,655,500	30,186
	Food & Life Cos. Ltd.	1,530,114	30,173
	Kobayashi Pharmaceutical Co. Ltd.	809,201	30,141
	Taiyo Yuden Co. Ltd.	1,710,445	29,915
	Tsumura & Co.	909,376	29,722
	Japan Steel Works Ltd.	874,828	29,673
	Takashimaya Co. Ltd.	3,738,318	29,598
	Daicel Corp.	3,325,525	29,351
	Mitsubishi Logistics Corp.	4,373,875	29,322
	Nagase & Co. Ltd.	1,405,236	29,162
	Internet Initiative Japan Inc.	1,492,051	28,649
	Mitsubishi Materials Corp.	1,724,932	28,301
	Seino Holdings Co. Ltd.	1,749,888	28,222
	Hirogin Holdings Inc.	3,847,743	28,105
	Tokyo Seimitsu Co. Ltd.	519,339	27,945
	Iida Group Holdings Co. Ltd.	1,921,204	27,852
	Mitsui Fudosan Logistics Park Inc.	41,668	27,743
	EXEO Group Inc.	2,700,960	27,644
	THK Co. Ltd.	1,671,108	27,589
	Japan Prime Realty Investment Corp.	12,557	27,588
	Nichias Corp.	764,985	27,397
	Gunma Bank Ltd.	4,846,158	27,292
	Alps Alpine Co. Ltd.	2,774,915	27,268
[1]	Sekisui House REIT Inc.	56,858	27,036
	Keikyu Corp.	3,437,829	26,917
	NSK Ltd.	5,900,863	26,906
	Kadokawa Corp.	1,228,840	26,748
	TechnoPro Holdings Inc.	1,485,861	26,520
	Kamigumi Co. Ltd.	1,260,124	26,301
	NET One Systems Co. Ltd.	1,082,726	26,287
	Nifco Inc.	1,127,505	26,193
	Takasago Thermal Engineering Co. Ltd.	816,683	26,190
	Yamaguchi Financial Group Inc.	2,667,558	26,120
	Stanley Electric Co. Ltd.	1,524,137	26,068
	NHK Spring Co. Ltd.	2,124,111	25,999
	Mitsubishi Motors Corp.	8,719,550	25,906
	Konica Minolta Inc.	6,192,388	25,850
	Hakuhodo DY Holdings Inc.	3,261,262	25,845
	Amano Corp.	895,982	25,842
	Kose Corp.	468,313	25,737
	Nippon Accommodations Fund Inc.	6,390	25,589
	Sumitomo Rubber Industries Ltd.	2,496,663	25,587
	Nabtesco Corp.	1,568,754	25,429
	77 Bank Ltd.	987,716	25,428
	JGC Holdings Corp.	2,958,827	25,396
	Goldwin Inc.	488,098	25,315
	Keihan Holdings Co. Ltd.	1,350,549	25,211
	Zenkoku Hosho Co. Ltd.	691,957	25,003
	Kagome Co. Ltd.	1,256,974	24,900
	ADEKA Corp.	1,375,916	24,822
	DIC Corp.	1,138,810	24,793
	Coca-Cola Bottlers Japan Holdings Inc.	1,933,715	24,769
	Hisamitsu Pharmaceutical Co. Inc.	838,994	24,668
	LaSalle Logiport REIT	25,640	24,398
*	Rakuten Bank Ltd.	1,197,100	24,271
	Kyudenko Corp.	672,611	24,147
	Sankyu Inc.	694,699	24,130
	Mitsui Mining & Smelting Co. Ltd.	759,072	24,117
	Industrial & Infrastructure Fund Investment Corp.	31,874	24,073
	Nankai Electric Railway Co. Ltd.	1,520,012	23,890
	Nippon Electric Glass Co. Ltd.	1,049,726	23,888
	Kakaku.com Inc.	1,553,686	23,857
	Cosmos Pharmaceutical Corp.	487,346	23,423
	Nissui Corp.	3,842,895	23,343
	Kyushu Financial Group Inc.	5,153,486	23,339
	Teijin Ltd.	2,593,013	23,219
	Sumitomo Bakelite Co. Ltd.	886,914	23,161
	Morinaga Milk Industry Co. Ltd.	986,154	22,933
	Toho Holdings Co. Ltd.	769,651	22,909
*	PeptiDream Inc.	1,245,463	22,862

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Yamada Holdings Co. Ltd.	7,957,278	22,849
*	Mercari Inc.	1,629,987	22,802
	Sundrug Co. Ltd.	916,260	22,663
	UBE Corp.	1,362,345	22,409
	NS Solutions Corp.	881,812	22,312
	Daiwabo Holdings Co. Ltd.	1,227,283	22,093
	Yamato Kogyo Co. Ltd.	462,325	22,083
	Bic Camera Inc.	1,983,112	22,072
	Park24 Co. Ltd.	1,774,129	22,050
	Japan Logistics Fund Inc.	12,275	21,994
	SHO-BOND Holdings Co. Ltd.	620,695	21,835
	Calbee Inc.	975,051	21,802
	Jeol Ltd.	584,642	21,688
	Chugin Financial Group Inc.	2,278,779	21,653
	GS Yuasa Corp.	1,221,074	21,603
	Dowa Holdings Co. Ltd.	635,345	21,586
	Macnica Holdings Inc.	1,888,824	21,545
	Yaoko Co. Ltd.	353,500	21,488
	Sawai Group Holdings Co. Ltd.	1,603,221	21,476
	JTEKT Corp.	3,170,866	21,388
	Koei Tecmo Holdings Co. Ltd.	2,028,907	21,233
	Kandenko Co. Ltd.	1,447,195	21,178
	Furukawa Electric Co. Ltd.	859,180	21,131
	ABC-Mart Inc.	1,076,443	21,092
	Sugi Holdings Co. Ltd.	1,233,227	21,055
	Kokuyo Co. Ltd.	1,308,533	21,052
	Nishi-Nippon Financial Holdings Inc.	1,949,472	20,995
	Toda Corp.	3,438,257	20,811
	NSD Co. Ltd.	958,985	20,712
	Activia Properties Inc.	9,676	20,636
	Nikkon Holdings Co. Ltd.	1,608,352	20,591
	Ezaki Glico Co. Ltd.	698,472	20,579
	Casio Computer Co. Ltd.	2,814,815	20,517
	Nippon Gas Co. Ltd.	1,499,318	20,492
*	Money Forward Inc.	627,338	20,467
	AEON REIT Investment Corp.	24,425	20,413
	NEC Networks & System Integration Corp.	949,603	20,062
	House Foods Group Inc.	1,024,091	19,962
	INFRONEER Holdings Inc.	2,646,697	19,896
	Toyo Tire Corp.	1,401,605	19,886
	Morinaga & Co. Ltd.	1,058,744	19,803
	NOK Corp.	1,376,657	19,738
	Rorze Corp.	1,344,930	19,602
	Mabuchi Motor Co. Ltd.	1,357,036	19,419
	K's Holdings Corp.	2,022,764	19,343
	Nippon Shinyaku Co. Ltd.	715,913	19,207
	Shikoku Electric Power Co. Inc.	2,137,552	19,130
	Canon Marketing Japan Inc.	635,294	19,084
	Daido Steel Co. Ltd.	2,445,945	18,940
	Mori Hills REIT Investment Corp.	22,754	18,939
	Seven Bank Ltd.	8,906,993	18,799
[1]	Hokuetsu Corp.	1,880,292	18,750
	Rengo Co. Ltd.	3,086,871	18,697
	Nippon Shokubai Co. Ltd.	1,661,520	18,692
	Takara Holdings Inc.	2,374,843	18,667
	Fuyo General Lease Co. Ltd.	262,943	18,607
	Frontier Real Estate Investment Corp.	6,983	18,544
	Comforia Residential REIT Inc.	9,457	18,533
	Daishi Hokuetsu Financial Group Inc.	1,151,784	18,286
	MEITEC Group Holdings Inc.	951,715	18,238
	Yoshinoya Holdings Co. Ltd.	895,320	18,233
	Zeon Corp.	1,943,931	18,099
	Relo Group Inc.	1,484,155	18,054
	Maruichi Steel Tube Ltd.	827,756	17,838
	Kotobuki Spirits Co. Ltd.	1,310,315	17,693
	Rakus Co. Ltd.	1,322,391	17,682
	Nippon Kayaku Co. Ltd.	2,231,258	17,650
[1]	Suruga Bank Ltd.	2,477,331	17,644
	Kanematsu Corp.	1,157,261	17,617
	OBIC Business Consultants Co. Ltd.	397,395	17,567

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Sharp Corp.	2,884,457	17,560
	H2O Retailing Corp.	1,305,925	17,476
	Nitto Boseki Co. Ltd.	362,566	17,375
	Welcia Holdings Co. Ltd.	1,385,574	17,297
	Inaba Denki Sangyo Co. Ltd.	689,079	17,283
*	Visional Inc.	322,635	17,264
	Aeon Mall Co. Ltd.	1,300,739	17,225
[1]	Ito En Ltd.	785,382	17,212
	Tokuyama Corp.	982,743	17,206
	Wacoal Holdings Corp.	551,929	17,183
	Organo Corp.	366,244	17,113
	Sotetsu Holdings Inc.	1,085,848	17,036
	Citizen Watch Co. Ltd.	2,860,246	17,005
	Fuji Corp.	1,154,426	16,987
	Hanwa Co. Ltd.	512,670	16,987
	Ushio Inc.	1,232,192	16,962
	Denka Co. Ltd.	1,188,511	16,797
	San-In Godo Bank Ltd.	2,089,043	16,767
	MIRAIT ONE Corp.	1,168,364	16,618
	Nihon M&A Center Holdings Inc.	3,815,335	16,516
	Ship Healthcare Holdings Inc.	1,085,288	16,503
	Daiwa Securities Living Investments Corp.	27,367	16,460
	Mitsubishi Estate Logistics REIT Investment Corp.	6,999	16,329
	Resorttrust Inc.	897,436	16,307
	Hokuhoku Financial Group Inc.	1,559,715	16,301
	Hokuriku Electric Power Co.	2,345,919	16,270
	Nakanishi Inc.	956,254	16,261
	Kaneka Corp.	660,164	16,181
	Pigeon Corp.	1,484,195	16,098
	JVCKenwood Corp.	2,022,956	15,910
	Tsubakimoto Chain Co.	1,262,718	15,899
	Round One Corp.	2,507,366	15,869
	Hulic REIT Inc.	18,316	15,862
*	Sansan Inc.	1,086,093	15,799
	Japan Elevator Service Holdings Co. Ltd.	824,704	15,791
	Hokkaido Electric Power Co. Inc.	2,446,329	15,737
	Kanadevia Corp.	2,299,226	15,716
[1]	Toei Animation Co. Ltd.	691,600	15,708
	Hazama Ando Corp.	2,125,961	15,703
	Workman Co. Ltd.	612,680	15,639
	Aica Kogyo Co. Ltd.	718,260	15,543
	DCM Holdings Co. Ltd.	1,650,982	15,453
	Pilot Corp.	494,213	15,362
	Osaka Soda Co. Ltd.	1,455,080	15,283
	Toyoda Gosei Co. Ltd.	899,403	15,281
	Nishi-Nippon Railroad Co. Ltd.	1,056,453	15,254
	Tokai Carbon Co. Ltd.	2,698,836	15,233
[1]	Toridoll Holdings Corp.	591,488	15,204
	Penta-Ocean Construction Co. Ltd.	3,652,819	15,173
*	SHIFT Inc.	150,818	15,157
	As One Corp.	808,574	15,121
	Descente Ltd.	532,032	15,070
	Japan Petroleum Exploration Co. Ltd.	1,994,055	14,995
	Toei Co. Ltd.	466,100	14,928
	Nipro Corp.	1,613,711	14,893
	Duskin Co. Ltd.	560,717	14,858
	Takeuchi Manufacturing Co. Ltd.	472,474	14,724
	Seria Co. Ltd.	700,450	14,634
	Meidensha Corp.	556,200	14,597
	Topcon Corp.	1,431,592	14,533
	DeNA Co. Ltd.	1,183,835	14,504
	Senko Group Holdings Co. Ltd.	1,541,721	14,494
	Daiwa Office Investment Corp.	7,294	14,405
	Japan Securities Finance Co. Ltd.	1,097,020	14,313
	Daiseki Co. Ltd.	559,414	14,283
	Sangetsu Corp.	772,888	14,150
	Mori Trust REIT Inc.	34,936	14,113
	Toagosei Co. Ltd.	1,381,786	14,098
	Mitsui-Soko Holdings Co. Ltd.	302,117	14,031
[1]	NTT UD REIT Investment Corp.	19,528	14,002

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Okumura Corp.	494,238	13,878
	Lintec Corp.	666,943	13,840
	CKD Corp.	821,816	13,833
	Kusuri no Aoki Holdings Co. Ltd.	664,447	13,829
	Mizuho Leasing Co. Ltd.	2,111,110	13,816
	Anritsu Corp.	1,825,371	13,747
	OKUMA Corp.	678,652	13,720
	Modec Inc.	628,662	13,689
	SWCC Corp.	390,028	13,678
	Daiichikosho Co. Ltd.	1,094,578	13,677
	GungHo Online Entertainment Inc.	611,153	13,613
	Fuji Oil Holdings Inc.	631,841	13,601
	GMO internet group Inc.	786,982	13,601
	Mizuno Corp.	256,226	13,600
	OSG Corp.	1,144,545	13,509
	Riken Keiki Co. Ltd.	473,782	13,423
	Exedy Corp.	486,184	13,374
	Yodogawa Steel Works Ltd.	374,759	13,244
	Tokyu REIT Inc.	13,022	13,219
	Japan Excellent Inc.	16,920	13,086
	DTS Corp.	502,573	13,017
	Nishimatsu Construction Co. Ltd.	384,858	12,910
	Saizeriya Co. Ltd.	348,935	12,880
	Taikisha Ltd.	404,695	12,873
	Toyota Boshoku Corp.	962,836	12,853
	UACJ Corp.	388,775	12,796
[1]	Towa Corp.	996,819	12,763
	Ain Holdings Inc.	385,270	12,723
	Juroku Financial Group Inc.	473,210	12,628
	NIPPON REIT Investment Corp.	6,102	12,624
	AEON Financial Service Co. Ltd.	1,564,005	12,594
	Nojima Corp.	896,968	12,580
	TS Tech Co. Ltd.	1,110,586	12,559
	H.U. Group Holdings Inc.	728,404	12,534
	Fujimi Inc.	811,578	12,486
	EDION Corp.	1,074,622	12,446
	Tamron Co. Ltd.	440,106	12,385
	Financial Partners Group Co. Ltd.	804,720	12,361
	Sumitomo Warehouse Co. Ltd.	706,216	12,357
	Inabata & Co. Ltd.	580,168	12,343
	Paramount Bed Holdings Co. Ltd.	709,486	12,261
	ARE Holdings Inc.	1,000,873	12,254
	Acom Co. Ltd.	5,206,931	12,235
	Taiyo Holdings Co. Ltd.	463,368	12,232
	Harmonic Drive Systems Inc.	672,135	12,214
*	Appier Group Inc.	1,130,600	12,124
	Shiga Bank Ltd.	564,032	12,110
	Kureha Corp.	651,955	12,040
	Okamura Corp.	957,673	12,035
	PALTAC Corp.	437,949	11,818
	Kissei Pharmaceutical Co. Ltd.	483,301	11,794
	Nisshinbo Holdings Inc.	1,855,670	11,783
	SKY Perfect JSAT Holdings Inc.	2,054,208	11,732
	Izumi Co. Ltd.	555,231	11,718
	Kaken Pharmaceutical Co. Ltd.	458,560	11,718
	Artience Co. Ltd.	488,352	11,705
	Nippon Soda Co. Ltd.	700,906	11,674
	PAL GROUP Holdings Co. Ltd.	579,682	11,661
	JMDC Inc.	416,189	11,598
	Leopalace21 Corp.	3,189,423	11,517
[1]	Hoshino Resorts REIT Inc.	7,574	11,497
	Sinfonia Technology Co. Ltd.	339,614	11,468
	Daihen Corp.	273,894	11,362
	Dentsu Soken Inc.	317,987	11,318
	Micronics Japan Co. Ltd.	453,660	11,303
	Sumitomo Osaka Cement Co. Ltd.	458,198	11,291
	Monex Group Inc.	2,405,173	11,286
	Max Co. Ltd.	488,367	11,264
	TBS Holdings Inc.	453,800	11,167
	Create Restaurants Holdings Inc.	1,400,470	11,157

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Seiko Group Corp.	439,603	11,081
	Arcs Co. Ltd.	663,854	11,015
	Heiwa Real Estate REIT Inc.	13,704	10,949
	Simplex Holdings Inc.	672,114	10,900
	Kyoritsu Maintenance Co. Ltd.	677,410	10,876
	Tokyo Steel Manufacturing Co. Ltd.	1,086,818	10,805
	Nihon Parkerizing Co. Ltd.	1,281,898	10,805
	Ferrotec Holdings Corp.	645,500	10,786
	Glory Ltd.	664,909	10,785
*	Sanken Electric Co. Ltd.	274,170	10,778
	Hyakugo Bank Ltd.	2,979,710	10,724
	Colowide Co. Ltd.	967,457	10,715
	Okasan Securities Group Inc.	2,689,521	10,679
	Kumagai Gumi Co. Ltd.	461,331	10,668
	Nisshin Oillio Group Ltd.	312,822	10,631
	SAMTY HOLDINGS Co. Ltd.	494,295	10,628
	C Uyemura & Co. Ltd.	152,836	10,622
	Joyful Honda Co. Ltd.	783,363	10,599
	Takuma Co. Ltd.	1,015,115	10,592
	FP Corp.	604,500	10,590
	Meiko Electronics Co. Ltd.	270,212	10,561
	Makino Milling Machine Co. Ltd.	281,129	10,554
	Justsystems Corp.	471,920	10,552
	Open Up Group Inc.	795,519	10,484
	Heiwa Real Estate Co. Ltd.	381,591	10,481
	TOKAI Holdings Corp.	1,695,119	10,398
	Pola Orbis Holdings Inc.	1,056,293	10,396
	Shoei Co. Ltd.	677,352	10,395
	Hosiden Corp.	693,826	10,393
	Seiren Co. Ltd.	613,183	10,318
	Sakata Seed Corp.	442,473	10,260
	Star Asia Investment Corp.	30,562	10,210
	Mani Inc.	854,686	10,197
	Heiwa Corp.	744,980	10,173
	Nippn Corp.	705,105	10,166
	SBI Sumishin Net Bank Ltd.	578,400	10,132
	Fukuyama Transporting Co. Ltd.	397,816	10,117
	Tadano Ltd.	1,583,230	10,079
	Megmilk Snow Brand Co. Ltd.	579,940	10,036
	Shochiku Co. Ltd.	138,208	9,995
	Digital Garage Inc.	483,428	9,976
	TKC Corp.	383,801	9,953
	North Pacific Bank Ltd.	3,807,257	9,882
	NTN Corp.	5,983,803	9,859
	Sanki Engineering Co. Ltd.	628,934	9,859
	MIXI Inc.	533,746	9,839
[1]	Sakura Internet Inc.	324,900	9,823
	Fuji Seal International Inc.	577,814	9,813
	Fujitsu General Ltd.	781,139	9,741
	Kiyo Bank Ltd.	826,372	9,679
	Maruha Nichiro Corp.	490,527	9,622
	Daiei Kankyo Co. Ltd.	466,000	9,612
	Ryoyo Ryosan Holdings Inc.	574,035	9,601
	Aichi Financial Group Inc.	643,033	9,594
	Bunka Shutter Co. Ltd.	790,683	9,514
	Tokyo Kiraboshi Financial Group Inc.	352,783	9,490
	Global One Real Estate Investment Corp.	14,716	9,481
	Tokai Tokyo Financial Holdings Inc.	3,088,104	9,456
	Arata Corp.	420,454	9,440
	Itoham Yonekyu Holdings Inc.	373,112	9,404
	Sun Corp.	179,500	9,394
	Japan Material Co. Ltd.	788,690	9,389
	Fukuoka REIT Corp.	9,976	9,307
	JAFCO Group Co. Ltd.	691,589	9,293
	Kato Sangyo Co. Ltd.	342,390	9,269
	Mitsui E&S Co. Ltd.	1,278,907	9,252
	San-A Co. Ltd.	492,000	9,216
	Starts Corp. Inc.	400,037	9,215
	Mitsubishi Pencil Co. Ltd.	568,529	9,171
	Tokai Rika Co. Ltd.	647,536	9,155

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Noritake Co. Ltd.	363,348	9,153
	Nishimatsuya Chain Co. Ltd.	618,501	9,132
	Royal Holdings Co. Ltd.	560,122	9,106
*	Hino Motors Ltd.	3,689,676	9,058
	Ohsho Food Service Corp.	460,569	9,047
	Monogatari Corp.	384,515	9,043
	San-Ai Obbli Co. Ltd.	735,284	8,977
	Systena Corp.	3,768,052	8,949
*,1	Nxera Pharma Co. Ltd.	1,119,100	8,934
	Nippon Light Metal Holdings Co. Ltd.	833,115	8,904
	Raito Kogyo Co. Ltd.	602,404	8,789
	Chugoku Marine Paints Ltd.	606,882	8,669
	Ariake Japan Co. Ltd.	248,074	8,661
	Nichiha Corp.	383,476	8,660
	Katitas Co. Ltd.	680,354	8,626
	ARCLANDS Corp.	788,649	8,617
	Toyo Construction Co. Ltd.	1,005,428	8,602
	Fuji Kyuko Co. Ltd.	511,985	8,590
	Adastria Co. Ltd.	370,701	8,567
	Kaga Electronics Co. Ltd.	470,724	8,546
	Iino Kaiun Kaisha Ltd.	1,164,266	8,542
	Okinawa Cellular Telephone Co.	299,983	8,534
	Jaccs Co. Ltd.	341,337	8,514
	MOS Food Services Inc.	359,873	8,501
	KYB Corp.	270,163	8,487
	Mitsui High-Tec Inc.	1,584,705	8,433
	Aiful Corp.	4,008,861	8,424
	Megachips Corp.	234,667	8,369
	Funai Soken Holdings Inc.	521,700	8,304
	Shibaura Mechatronics Corp.	120,200	8,282
	Fukuda Denshi Co. Ltd.	164,054	8,263
	Tocalo Co. Ltd.	710,230	8,262
	Hokkoku Financial Holdings Inc.	289,392	8,262
	KOMEDA Holdings Co. Ltd.	435,094	8,234
	Senshu Ikeda Holdings Inc.	3,710,485	8,227
	Maruzen Showa Unyu Co. Ltd.	213,210	8,223
	Wacom Co. Ltd.	1,783,574	8,222
	Ai Holdings Corp.	539,550	8,222
	Japan Aviation Electronics Industry Ltd.	442,758	8,214
	Komeri Co. Ltd.	379,799	8,209
	Toyobo Co. Ltd.	1,272,586	8,113
	Nanto Bank Ltd.	415,362	8,109
	Kasumigaseki Capital Co. Ltd.	85,400	8,098
	JINS Holdings Inc.	197,193	8,037
	Totetsu Kogyo Co. Ltd.	372,794	8,031
	Trusco Nakayama Corp.	541,266	7,995
*	Sumitomo Pharma Co. Ltd.	2,326,307	7,980
	Ichibanya Co. Ltd.	1,163,585	7,979
	Musashi Seimitsu Industry Co. Ltd.	613,220	7,954
	Autobacs Seven Co. Ltd.	851,408	7,921
	MCJ Co. Ltd.	842,320	7,892
	dip Corp.	446,025	7,840
	Yokogawa Bridge Holdings Corp.	428,374	7,817
[1]	Ichigo Office REIT Investment Corp.	15,163	7,784
	FCC Co. Ltd.	499,353	7,766
	Tsurumi Manufacturing Co. Ltd.	277,178	7,739
	Kohnan Shoji Co. Ltd.	325,691	7,723
	Menicon Co. Ltd.	699,972	7,702
	SMS Co. Ltd.	685,190	7,681
	Shibaura Machine Co. Ltd.	315,122	7,671
	Riso Kagaku Corp.	332,072	7,653
*	Medley Inc.	312,100	7,615
	Matsui Securities Co. Ltd.	1,413,197	7,614
	Namura Shipbuilding Co. Ltd.	736,200	7,588
	Nippon Paper Industries Co. Ltd.	1,296,589	7,569
	Musashino Bank Ltd.	433,628	7,563
	CRE Logistics REIT Inc.	8,264	7,560
	Oki Electric Industry Co. Ltd.	1,154,383	7,546
	Toshiba TEC Corp.	329,787	7,500
	Sanyo Denki Co. Ltd.	128,509	7,461

Total International Stock Index Fund
		Shares	Market Value• ($000)
	ZERIA Pharmaceutical Co. Ltd.	488,055	7,452
	Eizo Corp.	505,192	7,444
	Towa Pharmaceutical Co. Ltd.	363,182	7,443
	Noritsu Koki Co. Ltd.	287,703	7,440
	Transcosmos Inc.	340,758	7,438
	Noevir Holdings Co. Ltd.	220,752	7,427
	Gunze Ltd.	210,859	7,407
	Valor Holdings Co. Ltd.	536,047	7,386
[1]	Kanamoto Co. Ltd.	408,236	7,378
	Ichigo Inc.	2,814,902	7,375
	Kitz Corp.	1,064,554	7,344
	Central Glass Co. Ltd.	320,788	7,307
	Hankyu Hanshin REIT Inc.	9,211	7,290
	Konishi Co. Ltd.	846,872	7,279
	Maeda Kosen Co. Ltd.	628,210	7,271
	Mitsubishi Shokuhin Co. Ltd.	229,118	7,270
	Bank of Nagoya Ltd.	185,109	7,248
	Premium Group Co. Ltd.	466,263	7,248
*,1	Atom Corp.	1,626,810	7,240
	Mochida Pharmaceutical Co. Ltd.	316,158	7,233
	YAMABIKO Corp.	444,748	7,225
	Tri Chemical Laboratories Inc.	362,126	7,205
	Awa Bank Ltd.	452,141	7,203
	Hogy Medical Co. Ltd.	241,175	7,202
	Dai-Dan Co. Ltd.	368,262	7,190
	Token Corp.	102,215	7,168
	Mitsuboshi Belting Ltd.	278,250	7,143
[1]	Kura Sushi Inc.	271,955	7,142
	Yamazen Corp.	812,918	7,061
	Chudenko Corp.	336,552	7,054
	Morita Holdings Corp.	527,438	7,039
	Earth Corp.	206,034	7,039
	SOSiLA Logistics REIT Inc.	9,732	7,020
	Eiken Chemical Co. Ltd.	432,147	6,994
	Maxell Ltd.	572,959	6,994
	JCU Corp.	302,028	6,962
	Mitsubishi Logisnext Co. Ltd.	933,589	6,943
	U-Next Holdings Co. Ltd.	216,442	6,904
	ASKUL Corp.	546,816	6,895
	Tsuburaya Fields Holdings Inc.	514,942	6,886
	Infomart Corp.	2,915,779	6,849
	Zacros Corp.	242,403	6,837
	Sinko Industries Ltd.	239,053	6,831
	Yuasa Trading Co. Ltd.	223,877	6,806
[1]	Kumiai Chemical Industry Co. Ltd.	1,277,356	6,799
	Hiday Hidaka Corp.	377,515	6,792
[1]	Mirai Corp.	25,903	6,790
	Fuji Media Holdings Inc.	599,245	6,774
	Amvis Holdings Inc.	521,400	6,768
	Nitto Kogyo Corp.	350,114	6,762
	Shibuya Corp.	279,822	6,740
	Hamakyorex Co. Ltd.	824,008	6,716
	Toyo Tanso Co. Ltd.	195,110	6,702
	Takasago International Corp.	197,491	6,699
	Shinmaywa Industries Ltd.	754,317	6,689
	Argo Graphics Inc.	194,382	6,684
[1]	HIS Co. Ltd.	581,678	6,666
	Aeon Delight Co. Ltd.	233,813	6,641
	Nagawa Co. Ltd.	149,105	6,629
	KH Neochem Co. Ltd.	491,350	6,625
	Yellow Hat Ltd.	405,602	6,611
	Showa Sangyo Co. Ltd.	348,247	6,601
	Hioki EE Corp.	122,836	6,597
	Daio Paper Corp.	1,162,774	6,593
	Zojirushi Corp.	629,599	6,587
	Topre Corp.	567,903	6,542
	TOMONY Holdings Inc.	2,514,670	6,511
	Kurabo Industries Ltd.	211,434	6,499
	Sakata INX Corp.	645,541	6,490
	Takara Standard Co. Ltd.	596,828	6,482

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Nissha Co. Ltd.	526,422	6,447
	Create SD Holdings Co. Ltd.	328,089	6,444
	Itochu Enex Co. Ltd.	613,942	6,426
	Konoike Transport Co. Ltd.	392,432	6,417
	Yonex Co. Ltd.	510,892	6,393
	UT Group Co. Ltd.	376,487	6,388
	Mitsuuroko Group Holdings Co. Ltd.	566,559	6,385
	Okamoto Industries Inc.	182,770	6,336
	Sumitomo Densetsu Co. Ltd.	196,768	6,319
	Fuso Chemical Co. Ltd.	259,029	6,318
	Ricoh Leasing Co. Ltd.	196,312	6,317
	Keiyo Bank Ltd.	1,403,966	6,292
	Future Corp.	490,051	6,275
	Heiwado Co. Ltd.	433,362	6,255
	Fuji Co. Ltd.	465,749	6,250
*	Fujita Kanko Inc.	102,408	6,246
	Japan Wool Textile Co. Ltd.	750,067	6,222
	en Japan Inc.	387,047	6,164
	Furuya Metal Co. Ltd.	235,500	6,115
	PILLAR Corp.	218,045	6,105
	Kyokuto Kaihatsu Kogyo Co. Ltd.	384,677	6,103
	Ogaki Kyoritsu Bank Ltd.	509,920	6,082
	Taihei Dengyo Kaisha Ltd.	180,302	6,063
	Nitta Corp.	250,509	6,059
	Prima Meat Packers Ltd.	411,317	6,054
	T Hasegawa Co. Ltd.	277,624	6,024
	Union Tool Co.	128,020	5,986
	Life Corp.	273,224	5,937
	Sekisui Jushi Corp.	400,035	5,933
	Trancom Co. Ltd.	87,878	5,933
	Star Micronics Co. Ltd.	462,815	5,928
[1]	Anycolor Inc.	418,400	5,908
	Daiichi Jitsugyo Co. Ltd.	375,103	5,892
	Nohmi Bosai Ltd.	298,172	5,887
	Wakita & Co. Ltd.	571,067	5,886
[1]	Senshu Electric Co. Ltd.	176,700	5,876
	Idec Corp.	357,247	5,759
	Toa Corp.	894,496	5,758
	Nichireki Group Co. Ltd.	364,042	5,758
	Shikoku Kasei Holdings Corp.	427,785	5,749
	Tosei Corp.	368,633	5,733
	Optorun Co. Ltd.	458,055	5,720
	Hyakujushi Bank Ltd.	341,846	5,673
	Kyorin Pharmaceutical Co. Ltd.	569,808	5,655
	Restar Corp.	328,708	5,651
	Mitani Sekisan Co. Ltd.	137,300	5,637
	Nissan Shatai Co. Ltd.	835,283	5,630
	Totech Corp.	327,200	5,606
	Nippon Densetsu Kogyo Co. Ltd.	458,418	5,600
	Pacific Industrial Co. Ltd.	625,172	5,597
	Takara Leben Real Estate Investment Corp.	10,006	5,575
[1]	Nomura Micro Science Co. Ltd.	403,600	5,571
	Milbon Co. Ltd.	262,615	5,551
	Japan Lifeline Co. Ltd.	705,964	5,546
	Belc Co. Ltd.	129,551	5,545
	Nichiden Corp.	268,838	5,537
	Central Automotive Products Ltd.	183,548	5,528
*,1	M&A Research Institute Holdings Inc.	381,394	5,521
	Kosaido Holdings Co. Ltd.	1,582,300	5,515
	Nomura Co. Ltd.	1,087,887	5,512
	Elecom Co. Ltd.	582,185	5,488
	Furuno Electric Co. Ltd.	340,123	5,484
	Fukushima Galilei Co. Ltd.	151,509	5,471
	Ringer Hut Co. Ltd.	367,469	5,471
	Nichicon Corp.	836,848	5,466
	Doutor Nichires Holdings Co. Ltd.	372,086	5,456
	Itoki Corp.	573,000	5,455
	Tokyotokeiba Co. Ltd.	200,222	5,455
	Happinet Corp.	203,390	5,435
	TPR Co. Ltd.	360,784	5,431

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Torishima Pump Manufacturing Co. Ltd.	299,655	5,430
[1]	Raksul Inc.	642,158	5,410
	Raysum Co. Ltd.	140,100	5,375
	Integrated Design & Engineering Holdings Co. Ltd.	187,930	5,347
	Tokyo Electron Device Ltd.	241,552	5,346
	First Bank of Toyama Ltd.	736,362	5,332
	Noritz Corp.	455,270	5,275
	Kameda Seika Co. Ltd.	181,126	5,270
	A&D HOLON Holdings Co. Ltd.	367,600	5,260
	Lifedrink Co. Inc.	454,060	5,243
	Kisoji Co. Ltd.	344,989	5,240
	Teikoku Sen-I Co. Ltd.	287,303	5,240
	One REIT Inc.	3,404	5,228
	Nishio Holdings Co. Ltd.	214,682	5,226
*,1	PKSHA Technology Inc.	227,154	5,225
	Aoyama Trading Co. Ltd.	608,837	5,221
	Sumitomo Mitsui Construction Co. Ltd.	2,054,018	5,221
	Nagaileben Co. Ltd.	347,988	5,221
	I'll Inc.	255,155	5,214
[1]	Shoei Foods Corp.	180,252	5,211
	Nachi-Fujikoshi Corp.	247,426	5,194
	WingArc1st Inc.	243,700	5,191
	Sinanen Holdings Co. Ltd.	122,269	5,187
	Japan Pulp & Paper Co. Ltd.	1,183,720	5,173
	Vital KSK Holdings Inc.	614,047	5,141
	RS Technologies Co. Ltd.	199,146	5,116
[1]	TSI Holdings Co. Ltd.	867,824	5,081
	Shin-Etsu Polymer Co. Ltd.	490,631	5,073
	AZ-COM MARUWA Holdings Inc.	751,879	5,073
	JBCC Holdings Inc.	175,900	5,073
	United Arrows Ltd.	355,625	5,067
	TRE Holdings Corp.	431,921	5,066
	Prestige International Inc.	1,126,177	5,034
	Koshidaka Holdings Co. Ltd.	641,231	5,030
[1]	DyDo Group Holdings Inc.	250,510	5,024
	IDOM Inc.	723,171	5,002
	Sumitomo Riko Co. Ltd.	490,850	4,998
	Nippon Yakin Kogyo Co. Ltd.	181,295	4,987
	Onward Holdings Co. Ltd.	1,459,325	4,983
[1]	Nextage Co. Ltd.	516,439	4,957
	NPR-RIKEN Corp.	322,578	4,953
	Nippon Kanzai Holdings Co. Ltd.	282,721	4,948
	Shofu Inc.	335,036	4,945
	Uchida Yoko Co. Ltd.	115,466	4,931
	Hibiya Engineering Ltd.	218,925	4,927
	Bando Chemical Industries Ltd.	414,307	4,910
	Matsuyafoods Holdings Co. Ltd.	110,743	4,909
	Nippon Seiki Co. Ltd.	626,626	4,900
	Nikkiso Co. Ltd.	726,592	4,884
	Marusan Securities Co. Ltd.	800,935	4,874
	T-Gaia Corp.	278,737	4,845
	BML Inc.	264,031	4,840
	Anicom Holdings Inc.	1,096,455	4,821
	Daikokutenbussan Co. Ltd.	69,433	4,811
	Yurtec Corp.	495,950	4,789
	Tsugami Corp.	515,590	4,776
*,1	RENOVA Inc.	840,955	4,765
	Genky DrugStores Co. Ltd.	234,446	4,759
	Mitsui DM Sugar Holdings Co. Ltd.	222,854	4,751
	Nittetsu Mining Co. Ltd.	166,228	4,732
	Cybozu Inc.	344,317	4,728
	Nippon Signal Co. Ltd.	772,242	4,716
*,1	euglena Co. Ltd.	1,726,458	4,702
	Piolax Inc.	295,519	4,684
	Strike Co. Ltd.	192,299	4,676
	Plus Alpha Consulting Co. Ltd.	334,274	4,673
	Oiles Corp.	356,539	4,640
	SIGMAXYZ Holdings Inc.	412,100	4,613
	Joshin Denki Co. Ltd.	274,014	4,610
	Yamaichi Electronics Co. Ltd.	275,899	4,609

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Riken Vitamin Co. Ltd.	261,901	4,585
[1]	KeePer Technical Laboratory Co. Ltd.	166,796	4,581
[1]	Tama Home Co. Ltd.	181,552	4,578
	Iriso Electronics Co. Ltd.	257,338	4,573
	Meisei Industrial Co. Ltd.	538,608	4,572
	Aichi Steel Corp.	162,100	4,570
	Optex Group Co. Ltd.	427,050	4,542
	Sun Frontier Fudousan Co. Ltd.	380,927	4,522
	Roland Corp.	176,739	4,521
	Orient Corp.	760,612	4,520
[1]	United Super Markets Holdings Inc.	825,506	4,520
	Asahi Yukizai Corp.	169,357	4,518
	Toho Bank Ltd.	2,631,323	4,514
	Altech Corp.	249,300	4,513
	Ryobi Ltd.	364,848	4,508
	TechMatrix Corp.	310,513	4,507
[1]	Toyo Gosei Co. Ltd.	96,534	4,500
	Aeon Hokkaido Corp.	763,846	4,496
	S Foods Inc.	245,839	4,488
	Furukawa Co. Ltd.	412,017	4,475
	Ishihara Sangyo Kaisha Ltd.	467,186	4,471
	Comture Corp.	295,468	4,463
	Torii Pharmaceutical Co. Ltd.	164,894	4,461
[1]	West Holdings Corp.	298,700	4,445
	ESPEC Corp.	254,346	4,433
	Keihanshin Building Co. Ltd.	453,767	4,424
	Takara Bio Inc.	662,320	4,414
	Oyo Corp.	263,920	4,399
	Axial Retailing Inc.	750,836	4,380
[1]	Change Holdings Inc.	555,689	4,368
	Tachi-S Co. Ltd.	377,270	4,356
	eGuarantee Inc.	439,084	4,351
	Digital Arts Inc.	127,478	4,339
	Valqua Ltd.	201,622	4,326
	Transaction Co. Ltd.	266,500	4,314
	CTI Engineering Co. Ltd.	145,400	4,294
	Procrea Holdings Inc.	372,683	4,292
[1]	Hakuto Co. Ltd.	144,959	4,264
	Avex Inc.	433,097	4,262
	Okinawa Electric Power Co. Inc.	624,420	4,247
	Tenma Corp.	221,244	4,232
	Doshisha Co. Ltd.	292,743	4,223
	Tsukishima Holdings Co. Ltd.	469,077	4,210
	Curves Holdings Co. Ltd.	794,530	4,205
	Eagle Industry Co. Ltd.	317,093	4,201
	Oita Bank Ltd.	206,082	4,184
	Obara Group Inc.	150,118	4,155
	Komori Corp.	574,194	4,153
	Press Kogyo Co. Ltd.	1,148,969	4,131
	Avant Group Corp.	293,200	4,130
	Enplas Corp.	92,893	4,122
	Nippon Carbon Co. Ltd.	140,561	4,121
	Hosokawa Micron Corp.	157,348	4,113
*	Chiyoda Corp.	2,139,983	4,111
	Zuken Inc.	173,465	4,110
	Starzen Co. Ltd.	211,706	4,104
	MEC Co. Ltd.	174,170	4,098
	Japan Transcity Corp.	678,586	4,091
	Shin Nippon Air Technologies Co. Ltd.	186,714	4,073
	Osaka Organic Chemical Industry Ltd.	212,655	4,073
	Iwaki Co. Ltd.	217,400	4,069
	Riken Technos Corp.	597,435	4,066
	Nippon Ceramic Co. Ltd.	240,256	4,060
	Aisan Industry Co. Ltd.	457,281	4,046
	Aida Engineering Ltd.	780,577	4,042
	Sagami Holdings Corp.	348,241	4,041
	Mirai Industry Co. Ltd.	172,546	4,039
[1]	FP Partner Inc.	211,034	4,037
	Sakai Moving Service Co. Ltd.	249,568	4,032
	VT Holdings Co. Ltd.	1,309,656	4,022

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Bell System24 Holdings Inc.	464,874	4,022
	Septeni Holdings Co. Ltd.	1,372,900	4,015
	Kyokuyo Co. Ltd.	147,068	3,984
	Yamanashi Chuo Bank Ltd.	373,210	3,979
	Fujibo Holdings Inc.	129,785	3,978
	SBS Holdings Inc.	242,031	3,976
	Sato Holdings Corp.	284,120	3,962
	Canon Electronics Inc.	250,032	3,947
	Takamatsu Construction Group Co. Ltd.	203,164	3,936
	Broadleaf Co. Ltd.	1,062,668	3,932
	AOKI Holdings Inc.	506,780	3,929
	Sintokogio Ltd.	599,753	3,928
[1]	Starts Proceed Investment Corp.	3,423	3,921
[1]	Sumiseki Holdings Inc.	636,400	3,913
	Sala Corp.	702,600	3,888
	Shinagawa Refractories Co. Ltd.	333,900	3,887
	Chori Co. Ltd.	144,547	3,874
	Tachibana Eletech Co. Ltd.	234,508	3,871
	Sanyo Special Steel Co. Ltd.	312,404	3,862
	NS United Kaiun Kaisha Ltd.	136,103	3,851
	TOA Road Corp.	466,735	3,851
	Raiznext Corp.	375,262	3,843
	Tokyu Construction Co. Ltd.	848,930	3,837
[1]	Kappa Create Co. Ltd.	359,761	3,836
	TV Asahi Holdings Corp.	294,509	3,833
	Tamura Corp.	1,057,588	3,832
	Nissin Corp.	136,769	3,825
	Tokai Corp.	268,257	3,821
[1]	Yamae Group Holdings Co. Ltd.	297,900	3,806
	Anest Iwata Corp.	411,358	3,789
	Pack Corp.	154,468	3,780
	K&O Energy Group Inc.	181,890	3,775
	ASKA Pharmaceutical Holdings Co. Ltd.	265,959	3,773
	Retail Partners Co. Ltd.	440,080	3,760
	Asanuma Corp.	866,300	3,758
	Saibu Gas Holdings Co. Ltd.	320,597	3,755
	Okinawa Financial Group Inc.	254,671	3,748
	Hirata Corp.	117,366	3,743
	Mandom Corp.	454,264	3,742
	Computer Engineering & Consulting Ltd.	316,464	3,728
	JP-Holdings Inc.	792,102	3,726
	Hokuto Corp.	311,814	3,723
	Kamei Corp.	288,856	3,719
	Kanto Denka Kogyo Co. Ltd.	580,202	3,690
	Goldcrest Co. Ltd.	189,188	3,687
	Asahi Diamond Industrial Co. Ltd.	661,745	3,679
	Mirarth Holdings Inc.	1,144,739	3,679
	Miyaji Engineering Group Inc.	279,310	3,649
	Teikoku Electric Manufacturing Co. Ltd.	196,895	3,647
[1]	ESCON Japan REIT Investment Corp.	4,790	3,647
	Hokuetsu Industries Co. Ltd.	295,700	3,647
[1]	HI-LEX Corp.	361,798	3,646
	Unipres Corp.	498,656	3,625
[1]	Tosei REIT Investment Corp.	4,381	3,625
	Sanyo Chemical Industries Ltd.	133,380	3,618
	ES-Con Japan Ltd.	560,865	3,614
	Oriental Shiraishi Corp.	1,441,915	3,614
[1]	Komehyo Holdings Co. Ltd.	145,700	3,610
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	187,821	3,603
	JAC Recruitment Co. Ltd.	751,804	3,602
	Arisawa Manufacturing Co. Ltd.	393,200	3,591
	Bank of the Ryukyus Ltd.	549,753	3,586
	Insource Co. Ltd.	572,150	3,586
	METAWATER Co. Ltd.	309,443	3,580
	Mars Group Holdings Corp.	173,932	3,579
	JCR Pharmaceuticals Co. Ltd.	797,275	3,565
	Samty Residential Investment Corp.	5,772	3,564
[1]	OSAKA Titanium Technologies Co. Ltd.	253,808	3,558
	JM Holdings Co. Ltd.	181,368	3,539
	Futaba Industrial Co. Ltd.	827,593	3,531

Total International Stock Index Fund
		Shares	Market Value• ($000)
	GLOBERIDE Inc.	271,498	3,523
[1]	J Trust Co. Ltd.	1,192,447	3,520
	Health Care & Medical Investment Corp.	4,907	3,520
	Genki Global Dining Concepts Corp.	135,783	3,517
	Katakura Industries Co. Ltd.	268,866	3,506
	Halows Co. Ltd.	125,293	3,503
	Sumitomo Seika Chemicals Co. Ltd.	105,456	3,501
	gremz Inc.	205,100	3,488
	Tonami Holdings Co. Ltd.	90,689	3,486
	Krosaki Harima Corp.	216,560	3,470
	Shizuoka Gas Co. Ltd.	515,873	3,460
	Kurimoto Ltd.	138,433	3,438
	Vision Inc.	497,285	3,420
	Miyazaki Bank Ltd.	195,822	3,393
	Yamagata Bank Ltd.	537,281	3,392
	Pasona Group Inc.	257,141	3,390
	Seikitokyu Kogyo Co. Ltd.	347,300	3,385
	Denyo Co. Ltd.	203,700	3,373
	Kyoei Steel Ltd.	296,935	3,367
	Daiwa Industries Ltd.	355,304	3,361
	J-Oil Mills Inc.	248,151	3,360
	San ju San Financial Group Inc.	304,746	3,353
	Chubu Steel Plate Co. Ltd.	213,200	3,350
	Alconix Corp.	371,518	3,337
	Shinnihon Corp.	332,280	3,334
	Chofu Seisakusho Co. Ltd.	259,286	3,329
	Ehime Bank Ltd.	488,379	3,315
	Matsuda Sangyo Co. Ltd.	159,251	3,305
	Siix Corp.	450,535	3,298
	Yokorei Co. Ltd.	544,764	3,295
	Osaka Steel Co. Ltd.	152,791	3,279
	Sakai Chemical Industry Co. Ltd.	183,348	3,269
	Fukui Bank Ltd.	281,055	3,263
	Yahagi Construction Co. Ltd.	330,067	3,259
	Maezawa Kyuso Industries Co. Ltd.	399,779	3,254
	Sankei Real Estate Inc.	6,258	3,252
	Pressance Corp.	262,631	3,251
	Geo Holdings Corp.	324,820	3,244
	Yondoshi Holdings Inc.	268,144	3,240
	Fujicco Co. Ltd.	285,097	3,214
[1]	Ise Chemicals Corp.	25,100	3,213
	Aizawa Securities Group Co. Ltd.	299,189	3,199
	Santec Holdings Corp.	87,806	3,186
	Cosel Co. Ltd.	395,024	3,177
	Itochu-Shokuhin Co. Ltd.	70,550	3,175
	Elematec Corp.	203,571	3,173
*	eRex Co. Ltd.	775,128	3,173
*,1	SRE Holdings Corp.	127,269	3,171
*,1	Miyakoshi Holdings Inc.	268,400	3,147
	Stella Chemifa Corp.	105,824	3,130
	Bank of Iwate Ltd.	208,363	3,125
	SRA Holdings	111,531	3,111
	MARUKA FURUSATO Corp.	216,253	3,111
	Chubu Shiryo Co. Ltd.	338,424	3,093
	Nissei ASB Machine Co. Ltd.	101,873	3,092
*	Nippon Sheet Glass Co. Ltd.	1,264,102	3,075
	G-Tekt Corp.	298,895	3,070
	Daikyonishikawa Corp.	735,638	3,066
[1]	PHC Holdings Corp.	470,689	3,066
	Aiphone Co. Ltd.	157,702	3,058
	Marudai Food Co. Ltd.	277,057	3,051
	Chiyoda Integre Co. Ltd.	138,244	3,044
	Nippon Parking Development Co. Ltd.	2,062,338	3,043
	Godo Steel Ltd.	119,185	3,036
	Miroku Jyoho Service Co. Ltd.	254,301	3,029
	Sanyo Electric Railway Co. Ltd.	227,920	3,026
	Topy Industries Ltd.	238,694	3,025
	Toho Titanium Co. Ltd.	456,586	3,019
	World Co. Ltd.	239,326	3,004
	Yokowo Co. Ltd.	300,479	2,997

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Seika Corp.	118,634	2,994
	Nippon Fine Chemical Co. Ltd.	191,500	2,992
	Belluna Co. Ltd.	640,497	2,983
	France Bed Holdings Co. Ltd.	361,484	2,980
	Tanseisha Co. Ltd.	563,532	2,975
	Daito Pharmaceutical Co. Ltd.	202,041	2,952
	Shibusawa Warehouse Co. Ltd.	142,681	2,936
	Fukuda Corp.	78,195	2,930
	Japan Investment Adviser Co. Ltd.	437,400	2,926
	Seikagaku Corp.	510,460	2,925
	Shikoku Bank Ltd.	477,185	2,921
[1]	Rock Field Co. Ltd.	304,960	2,912
	Hoosiers Holdings Co. Ltd.	439,608	2,911
	Nafco Co. Ltd.	214,500	2,898
[1]	Weathernews Inc.	73,472	2,896
	Toyo Corp.	280,950	2,895
	Cawachi Ltd.	173,762	2,879
*,1	Fujio Food Group Inc.	315,780	2,876
[1]	Daikoku Denki Co. Ltd.	131,400	2,875
	Akita Bank Ltd.	210,349	2,872
	Shima Seiki Manufacturing Ltd.	385,864	2,872
	Gakken Holdings Co. Ltd.	440,173	2,868
[1]	Key Coffee Inc.	216,085	2,863
	Toenec Corp.	459,600	2,861
	Matsuya Co. Ltd.	525,337	2,860
	Onoken Co. Ltd.	291,155	2,853
	BRONCO BILLY Co. Ltd.	116,560	2,852
	Hokkaido Gas Co. Ltd.	741,725	2,848
	Gree Inc.	933,805	2,847
	Toyo Kanetsu KK	97,414	2,845
	Neturen Co. Ltd.	431,335	2,809
	KAWADA TECHNOLOGIES Inc.	179,833	2,804
	Alpen Co. Ltd.	208,002	2,791
*,1	Oisix ra daichi Inc.	338,483	2,791
	Xebio Holdings Co. Ltd.	369,072	2,790
	Koa Corp.	420,898	2,787
	ZIGExN Co. Ltd.	736,800	2,778
	LEC Inc.	320,790	2,761
	St. Marc Holdings Co. Ltd.	180,878	2,752
	Ki-Star Real Estate Co. Ltd.	108,200	2,746
	Shinwa Co. Ltd.	155,776	2,735
	Kenko Mayonnaise Co. Ltd.	191,385	2,728
	MTI Ltd.	364,331	2,717
	Sumida Corp.	441,394	2,714
	Daiki Aluminium Industry Co. Ltd.	374,352	2,710
	Chiyoda Co. Ltd.	310,478	2,705
	Honeys Holdings Co. Ltd.	244,678	2,700
	Osaki Electric Co. Ltd.	520,309	2,692
*	Istyle Inc.	940,643	2,683
	Tokushu Tokai Paper Co. Ltd.	108,388	2,663
	Nippon Road Co. Ltd.	249,590	2,662
	Softcreate Holdings Corp.	187,626	2,659
	Universal Entertainment Corp.	311,400	2,653
	Sodick Co. Ltd.	525,743	2,650
	Proto Corp.	284,662	2,649
[1]	JSB Co. Ltd.	149,800	2,647
	Ryoden Corp.	166,000	2,639
	Mitsuba Corp.	462,915	2,637
	FULLCAST Holdings Co. Ltd.	261,365	2,629
	Daiho Corp.	114,849	2,626
	Qol Holdings Co. Ltd.	282,132	2,626
	Okabe Co. Ltd.	516,098	2,618
	Fixstars Corp.	278,115	2,606
	KPP Group Holdings Co. Ltd.	605,209	2,597
	Ines Corp.	255,765	2,595
	Aichi Corp.	332,120	2,592
	Nippon Denko Co. Ltd.	1,349,547	2,585
*	Management Solutions Co. Ltd.	208,738	2,584
	m-up Holdings Inc.	298,600	2,577
	Wellneo Sugar Co. Ltd.	174,161	2,544

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Link & Motivation Inc.	699,073	2,541
	Hochiki Corp.	182,621	2,539
	Warabeya Nichiyo Holdings Co. Ltd.	188,422	2,538
	TOC Co. Ltd.	636,591	2,537
	Macromill Inc.	474,748	2,509
	Nippon Television Holdings Inc.	162,500	2,496
	Okuwa Co. Ltd.	419,021	2,493
	M&A Capital Partners Co. Ltd.	175,182	2,485
	NEC Capital Solutions Ltd.	102,099	2,484
	Shinko Shoji Co. Ltd.	390,329	2,459
	Kyokuto Securities Co. Ltd.	295,695	2,451
	Tsubaki Nakashima Co. Ltd.	542,554	2,444
	Rheon Automatic Machinery Co. Ltd.	262,244	2,437
	Base Co. Ltd.	126,088	2,433
	Fujiya Co. Ltd.	138,283	2,411
	GMO Financial Holdings Inc.	574,900	2,402
	Nippon Thompson Co. Ltd.	765,699	2,397
	Mie Kotsu Group Holdings Inc.	717,819	2,374
	Software Service Inc.	28,500	2,369
	Imperial Hotel Ltd.	402,300	2,366
	Nitto Kohki Co. Ltd.	139,121	2,348
	Carta Holdings Inc.	248,600	2,339
	Zenrin Co. Ltd.	441,549	2,337
	Dai Nippon Toryo Co. Ltd.	349,371	2,332
	Nihon Nohyaku Co. Ltd.	531,073	2,315
	Mitsubishi Research Institute Inc.	83,124	2,297
	Tayca Corp.	213,480	2,286
	Ichikoh Industries Ltd.	765,374	2,275
	Tochigi Bank Ltd.	1,345,380	2,275
	Sparx Group Co. Ltd.	251,531	2,265
	DKS Co. Ltd.	101,388	2,260
	Ichiyoshi Securities Co. Ltd.	447,786	2,247
	Moriroku Holdings Co. Ltd.	145,690	2,236
	Hodogaya Chemical Co. Ltd.	79,084	2,232
	Daido Metal Co. Ltd.	688,152	2,228
	Icom Inc.	117,297	2,211
	Nippon Beet Sugar Manufacturing Co. Ltd.	132,766	2,203
	Artnature Inc.	404,295	2,201
	CMK Corp.	828,954	2,195
	Komatsu Matere Co. Ltd.	410,472	2,191
	Taki Chemical Co. Ltd.	90,555	2,191
	Shinsho Corp.	53,924	2,189
	FIDEA Holdings Co. Ltd.	236,338	2,180
	Giken Ltd.	190,321	2,178
[1]	Elan Corp.	380,580	2,165
[1]	Shin Nippon Biomedical Laboratories Ltd.	267,904	2,163
[1]	Nittoku Co. Ltd.	194,500	2,148
	G-7 Holdings Inc.	226,666	2,123
	JSP Corp.	165,438	2,115
	Inageya Co. Ltd.	278,851	2,106
	Akatsuki Inc.	152,017	2,104
*	COLOPL Inc.	605,174	2,101
	Vector Inc.	336,989	2,096
	Pharma Foods International Co. Ltd.	332,248	2,080
*	Nippon Chemi-Con Corp.	301,135	2,078
	Feed One Co. Ltd.	373,489	2,072
	Kyosan Electric Manufacturing Co. Ltd.	586,469	2,063
	JDC Corp.	611,309	2,063
	Bank of Saga Ltd.	153,167	2,062
	Fudo Tetra Corp.	148,629	2,060
	Koatsu Gas Kogyo Co. Ltd.	345,938	2,056
	Marvelous Inc.	537,089	2,055
	Tekken Corp.	128,646	2,013
	Yorozu Corp.	260,310	2,003
	Rokko Butter Co. Ltd.	213,888	1,990
[1]	YA-MAN Ltd.	359,168	1,982
	Riso Kyoiku Co. Ltd.	1,066,782	1,966
	V Technology Co. Ltd.	124,471	1,953
[1]	Kojima Co. Ltd.	273,792	1,898
	Toa Corp. (XTKS)	296,666	1,888

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Tomoku Co. Ltd.	123,590	1,872
*	PIA Corp.	91,311	1,871
	CTS Co. Ltd.	311,985	1,858
	Okura Industrial Co. Ltd.	104,658	1,854
	YAKUODO Holdings Co. Ltd.	132,538	1,843
	Sankyo Tateyama Inc.	377,679	1,841
	Nichiban Co. Ltd.	141,256	1,811
	Solasto Corp.	560,355	1,791
	Alpha Systems Inc.	85,528	1,789
	Tokyo Energy & Systems Inc.	241,520	1,789
[1]	Ministop Co. Ltd.	156,638	1,784
*	Pacific Metals Co. Ltd.	199,878	1,780
	Chuo Spring Co. Ltd.	221,225	1,777
	S-Pool Inc.	746,944	1,772
	Kanaden Corp.	184,843	1,766
	DKK Co. Ltd.	139,794	1,765
	Midac Holdings Co. Ltd.	146,190	1,763
	Towa Bank Ltd.	465,921	1,757
[1]	Gamecard-Joyco Holdings Inc.	135,500	1,755
	Kanagawa Chuo Kotsu Co. Ltd.	81,685	1,752
	Intage Holdings Inc.	165,401	1,726
	Arakawa Chemical Industries Ltd.	197,885	1,716
	Central Security Patrols Co. Ltd.	93,714	1,709
	Takaoka Toko Co. Ltd.	133,552	1,702
[1]	LITALICO Inc.	238,166	1,701
	Hisaka Works Ltd.	260,799	1,700
	Shindengen Electric Manufacturing Co. Ltd.	108,671	1,700
	Fuji Pharma Co. Ltd.	198,497	1,694
*,1	Kourakuen Corp.	205,217	1,683
	EM Systems Co. Ltd.	479,491	1,678
	Sankyo Seiko Co. Ltd.	428,767	1,657
	Tv Tokyo Holdings Corp.	73,882	1,654
*,1	giftee Inc.	269,200	1,644
	Yukiguni Maitake Co. Ltd.	239,044	1,640
*	Gurunavi Inc.	804,000	1,632
	Kintetsu Department Store Co. Ltd.	119,278	1,625
	Advan Group Co. Ltd.	263,772	1,623
	WATAMI Co. Ltd.	231,805	1,619
	ST Corp.	165,079	1,605
	Kyodo Printing Co. Ltd.	71,740	1,598
*,1	Sourcenext Corp.	1,100,215	1,594
	Fuso Pharmaceutical Industries Ltd.	95,427	1,588
	Maxvalu Tokai Co. Ltd.	73,932	1,582
	Furukawa Battery Co. Ltd.	175,704	1,579
	Fukui Computer Holdings Inc.	89,428	1,577
	Ebase Co. Ltd.	373,436	1,576
	Studio Alice Co. Ltd.	115,687	1,552
*,1	W-Scope Corp.	663,652	1,541
	CAC Holdings Corp.	134,644	1,532
[1]	Aeon Fantasy Co. Ltd.	87,424	1,527
	Daisyo Corp.	222,393	1,521
*,1	Demae-Can Co. Ltd.	967,200	1,519
*,1	Remixpoint Inc.	1,535,837	1,510
	Sanoh Industrial Co. Ltd.	317,394	1,507
	Pronexus Inc.	175,349	1,488
	Yamashin-Filter Corp.	484,996	1,477
	ValueCommerce Co. Ltd.	207,007	1,476
	Nihon Tokushu Toryo Co. Ltd.	194,725	1,471
	Sanshin Electronics Co. Ltd.	109,705	1,462
	Hokkan Holdings Ltd.	125,903	1,420
	Achilles Corp.	143,074	1,415
	Futaba Corp.	423,667	1,413
	Nihon Chouzai Co. Ltd.	153,962	1,407
	World Holdings Co. Ltd.	109,483	1,367
	Digital Holdings Inc.	205,480	1,344
	Shimizu Bank Ltd.	143,879	1,340
	Nippon Coke & Engineering Co. Ltd.	2,120,686	1,325
*	Net Protections Holdings Inc.	562,700	1,323
	Nippon Sharyo Ltd.	91,993	1,319
	Asahi Co. Ltd.	130,396	1,308

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Oro Co. Ltd.	83,683	1,306
*	Jamco Corp.	159,891	1,302
	I-PEX Inc.	126,550	1,301
*,1	Japan Display Inc.	9,015,514	1,295
[1]	Inaba Seisakusho Co. Ltd.	110,342	1,284
*	KNT-CT Holdings Co. Ltd.	151,843	1,272
[1]	Central Sports Co. Ltd.	79,194	1,270
	Mimasu Semiconductor Industry Co. Ltd.	52,281	1,261
	Kanamic Network Co. Ltd.	351,700	1,252
*,1	TerraSky Co. Ltd.	103,065	1,248
	Nippon Rietec Co. Ltd.	180,002	1,224
	Nisso Holdings Co. Ltd.	224,517	1,212
	GMO GlobalSign Holdings KK	66,142	1,209
	Nihon Trim Co. Ltd.	52,483	1,205
	FAN Communications Inc.	444,196	1,205
[1]	Kitanotatsujin Corp.	1,151,561	1,193
	Taisei Lamick Co. Ltd.	70,181	1,187
	Nakayama Steel Works Ltd.	234,714	1,157
[1]	Ohara Inc.	135,380	1,141
	SBI ARUHI Corp.	215,427	1,141
	Iseki & Co. Ltd.	176,526	1,139
	Inui Global Logistics Co. Ltd.	154,746	1,132
[1]	Takatori Corp.	72,000	1,124
	Melco Holdings Inc.	68,470	1,094
	WDB Holdings Co. Ltd.	97,499	1,094
	Cleanup Corp.	227,510	1,074
	Yushin Precision Equipment Co. Ltd.	243,860	1,061
	Amuse Inc.	117,922	1,049
	Taiho Kogyo Co. Ltd.	262,688	1,048
*,1	Airtrip Corp.	153,912	1,040
	Tsutsumi Jewelry Co. Ltd.	73,899	1,025
	Shimojima Co. Ltd.	117,303	1,013
	BrainPad Inc.	190,223	1,003
	Atrae Inc.	190,634	968
*	Gunosy Inc.	205,307	945
*	Optim Corp.	237,769	923
[1]	Abalance Corp.	155,300	913
	Airport Facilities Co. Ltd.	239,260	911
	Corona Corp. Class A	146,695	902
	Japan Medical Dynamic Marketing Inc.	205,720	839
[1]	CHIMNEY Co. Ltd.	101,308	829
	Medical Data Vision Co. Ltd.	241,683	815
*	LIFULL Co. Ltd.	834,555	799
	Tosho Co. Ltd.	178,618	790
	Tess Holdings Co. Ltd.	409,800	753
	Gecoss Corp.	117,542	742
	Sekisui Kasei Co. Ltd.	293,806	714
	Media Do Co. Ltd.	80,500	706
*,1	Open Door Inc.	155,953	700
*	FDK Corp.	159,222	664
*	Shimadaya Corp.	68,470	664
[1]	Fibergate Inc.	101,146	662
	Takamiya Co. Ltd.	210,661	610
	IR Japan Holdings Ltd.	110,950	610
*	Tatsuta Electric Wire & Cable Co. Ltd.	117,464	602
	Tokyo Individualized Educational Institute Inc.	213,449	560
			67,128,956
Kuwait (0.2%)
	Kuwait Finance House KSCP	158,369,217	371,812
	National Bank of Kuwait SAKP	109,718,656	303,823
	Mobile Telecommunications Co. KSCP	31,179,946	46,385
	Boubyan Bank KSCP	19,216,087	34,939
	Gulf Bank KSCP	29,469,982	30,130
	Mabanee Co. KPSC	9,266,812	25,230
	National Industries Group Holding SAK	25,944,602	20,311
	Agility Public Warehousing Co. KSC	21,645,182	17,565
	Al Ahli Bank of Kuwait KSCP	14,400,173	13,146
	Boubyan Petrochemicals Co. KSCP	5,440,271	11,876
	Humansoft Holding Co. KSC	1,367,631	11,644

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Warba Bank KSCP	16,308,600	10,137
	Boursa Kuwait Securities Co. KPSC	1,344,936	9,343
	Commercial Real Estate Co. KSC	19,337,057	9,267
	Kuwait Real Estate Co. KSC	11,402,140	8,879
*	Kuwait Projects Co. Holding KSCP	26,264,973	8,568
	Salhia Real Estate Co. KSCP	5,919,942	8,310
	Kuwait Telecommunications Co.	4,459,273	8,172
	Burgan Bank SAK	13,502,971	8,121
	Kuwait International Bank KSCP	12,882,880	8,007
	Gulf Cables & Electrical Industries Group Co. KSCP	1,399,443	7,587
	Integrated Holding Co. KCSC	2,410,865	4,007
*	National Real Estate Co. KPSC	15,422,762	3,908
*	Jazeera Airways Co. KSCP	1,136,931	3,821
*	Alimtiaz Investment Group KSC	14,456,879	2,270
			987,258
Malaysia (0.6%)
	Malayan Banking Bhd.	105,785,768	253,337
	CIMB Group Holdings Bhd.	116,373,623	211,024
	Public Bank Bhd.	207,334,115	208,637
	Tenaga Nasional Bhd.	63,829,150	204,198
	IHH Healthcare Bhd.	42,328,102	70,050
	Gamuda Bhd.	34,765,712	67,493
	Press Metal Aluminium Holdings Bhd.	51,854,988	55,810
	SD Guthrie Bhd.	50,775,369	53,248
	Petronas Gas Bhd.	13,375,512	52,704
	MISC Bhd.	29,794,902	50,965
	Petronas Chemicals Group Bhd.	39,457,658	48,598
	AMMB Holdings Bhd.	38,280,720	44,441
	Celcomdigi Bhd.	55,405,880	42,970
	RHB Bank Bhd.	28,458,069	41,597
	Hong Leong Bank Bhd.	8,591,282	40,081
	Kuala Lumpur Kepong Bhd.	7,906,344	38,522
	Malaysia Airports Holdings Bhd.	15,557,235	35,990
	IOI Corp. Bhd.	41,599,038	35,732
	Maxis Bhd.	41,184,161	33,911
	Axiata Group Bhd.	62,962,135	32,377
	IJM Corp. Bhd.	45,594,121	31,267
[2]	MR DIY Group M Bhd.	62,650,600	31,222
	PPB Group Bhd.	9,737,045	30,948
	YTL Corp. Bhd.	68,786,200	30,750
	Sime Darby Bhd.	55,641,174	29,343
	Inari Amertron Bhd.	43,134,278	27,963
	Sunway Bhd.	27,661,100	27,478
	Genting Bhd.	30,077,918	27,021
	Dialog Group Bhd.	52,921,559	24,963
	QL Resources Bhd.	22,691,346	24,811
	YTL Power International Bhd.	35,405,200	24,662
	Telekom Malaysia Bhd.	16,046,498	23,756
	Genting Malaysia Bhd.	40,050,219	20,438
	Nestle Malaysia Bhd.	895,670	20,407
	Petronas Dagangan Bhd.	4,851,140	19,844
	Bursa Malaysia Bhd.	9,550,708	19,679
	Yinson Holdings Bhd.	29,944,204	18,462
	Hartalega Holdings Bhd.	25,209,494	18,156
	TIME dotCom Bhd.	16,172,385	17,962
*	Top Glove Corp. Bhd.	70,496,698	17,083
	KPJ Healthcare Bhd.	33,772,267	16,040
	Frontken Corp. Bhd.	17,900,750	15,534
	Sime Darby Property Bhd.	48,086,476	15,484
	Fraser & Neave Holdings Bhd.	2,191,108	15,446
	Alliance Bank Malaysia Bhd.	15,178,053	15,201
	Hong Leong Financial Group Bhd.	3,288,832	13,972
	My EG Services Bhd.	73,878,462	13,930
	United Plantations Bhd.	2,241,900	13,743
	SP Setia Bhd. Group	36,706,778	11,717
	HAP Seng Consolidated Bhd.	12,990,429	11,547
	IOI Properties Group Bhd.	21,513,200	11,129
	Heineken Malaysia Bhd.	2,028,984	10,512
	Kossan Rubber Industries Bhd.	21,281,386	10,147

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Axis REIT	22,543,801	9,199
	Scientex Bhd.	9,029,324	9,131
	Bank Islam Malaysia Bhd.	14,288,200	8,806
	VS Industry Bhd.	39,791,796	8,773
	Mah Sing Group Bhd.	21,736,800	8,460
	IGB REIT	17,840,800	8,457
	Carlsberg Brewery Malaysia Bhd.	1,595,000	7,060
	CTOS Digital Bhd.	25,856,900	6,801
	Pentamaster Corp. Bhd.	7,735,550	6,749
*	Greatech Technology Bhd.	13,275,600	6,601
	Bermaz Auto Bhd.	13,528,601	6,334
	Malaysian Pacific Industries Bhd.	1,060,800	6,237
*	Bumi Armada Bhd.	53,499,305	6,073
	MBSB Bhd.	34,198,984	5,744
	UEM Sunrise Bhd.	21,675,755	4,730
	D&O Green Technologies Bhd.	8,914,100	4,655
*	Berjaya Corp. Bhd.	58,528,190	4,242
*	Chin Hin Group Bhd.	7,013,247	4,168
*	Supermax Corp. Bhd.	21,678,543	3,997
	Malaysian Resources Corp. Bhd.	30,545,901	3,826
	Padini Holdings Bhd.	4,674,445	3,740
	British American Tobacco Malaysia Bhd.	2,123,069	3,493
	Cahya Mata Sarawak Bhd.	10,915,070	3,436
	Sports Toto Bhd.	9,749,179	3,371
	Hibiscus Petroleum Bhd.	6,965,940	3,183
	Syarikat Takaful Malaysia Keluarga Bhd.	3,497,100	3,154
*	Dagang NeXchange Bhd.	38,184,600	3,067
*	WCT Holdings Bhd.	14,807,777	3,035
	Velesto Energy Bhd.	68,803,212	2,966
*	UWC Bhd.	5,500,300	2,925
	DRB-Hicom Bhd.	10,988,917	2,621
	FGV Holdings Bhd.	8,165,200	2,083
*,2	Lotte Chemical Titan Holding Bhd.	8,061,347	1,728
*	Astro Malaysia Holdings Bhd.	25,451,664	1,421
*	PMB Technology Bhd.	1,256,572	493
			2,453,061
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV	40,235,874	280,170
	America Movil SAB de CV Class B	313,543,059	247,738
	Fomento Economico Mexicano SAB de CV	25,419,580	246,745
	Grupo Mexico SAB de CV Class B	44,018,186	230,304
	Wal-Mart de Mexico SAB de CV	71,761,100	197,321
	Cemex SAB de CV	192,558,800	101,430
	Grupo Bimbo SAB de CV Class A	30,276,200	94,054
	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,874,173	84,517
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,786,690	74,532
*	Grupo Financiero Inbursa SAB de CV	27,528,213	61,813
	Coca-Cola Femsa SAB de CV	7,332,554	61,022
	Arca Continental SAB de CV	6,005,368	51,414
	Fibra Uno Administracion SA de CV	39,832,049	45,865
	Gruma SAB de CV Class B	2,499,643	43,178
	Alfa SAB de CV Class A	57,964,156	42,004
	Grupo Carso SAB de CV	6,319,057	37,994
	Prologis Property Mexico SA de CV	11,231,588	37,591
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,803,514	31,860
	Corp. Inmobiliaria Vesta SAB de CV	11,934,033	31,187
*	Industrias Penoles SAB de CV	1,729,787	27,171
	Promotora y Operadora de Infraestructura SAB de CV	2,859,360	24,940
	Grupo Comercial Chedraui SA de CV	3,556,671	22,505
[2]	Banco del Bajio SA	9,915,037	22,041
	Regional SAB de CV	3,320,266	21,085
	GCC SAB de CV	2,268,223	18,550
[2]	FIBRA Macquarie Mexico	10,929,070	18,090
	Gentera SAB de CV	13,863,128	17,695
[3]	Grupo Elektra SAB de CV	837,969	17,556
	Alsea SAB de CV	7,254,221	17,540
	Kimberly-Clark de Mexico SAB de CV Class A	11,655,741	16,735
	Grupo Televisa SAB	33,014,962	16,434
	Qualitas Controladora SAB de CV	2,319,812	16,230

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Operadora De Sites Mexicanos SAB de CV	17,150,704	15,025
	El Puerto de Liverpool SAB de CV	2,754,558	14,537
	Genomma Lab Internacional SAB de CV Class B	10,285,608	13,735
	Orbia Advance Corp. SAB de CV	13,093,397	12,014
	La Comer SAB de CV	6,557,756	11,861
	Bolsa Mexicana de Valores SAB de CV	6,437,641	10,527
	Grupo Aeroportuario del Pacifico SAB de CV ADR	58,499	10,184
	Becle SAB de CV	7,565,356	9,944
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	12,997,312	9,672
	Cemex SAB de CV ADR	1,830,867	9,557
	Megacable Holdings SAB de CV	4,184,949	9,182
*,2	Grupo Traxion SAB de CV Class A	5,392,524	5,870
	TF Administradora Industrial S de RL de CV	2,471,696	4,542
	Concentradora Fibra Danhos SA de CV	3,408,777	3,680
	Alpek SAB de CV Class A	4,988,817	3,239
*,2	Nemak SAB de CV	29,415,715	3,102
*	Grupo Rotoplas SAB de CV	2,585,261	2,672
*	Ollamani SAB	1,432,983	2,435
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	274,087	1,842
	Sempra	2	—
			2,410,931
Netherlands (2.4%)
	ASML Holding NV	5,490,464	3,695,805
	ING Groep NV	45,043,851	764,412
	Prosus NV	18,082,875	762,544
*,2	Adyen NV	411,353	628,407
	Wolters Kluwer NV	3,355,530	564,010
	Koninklijke Ahold Delhaize NV	13,076,747	431,511
	ASM International NV	648,408	362,141
	Heineken NV	3,833,023	314,372
*	Koninklijke Philips NV	11,093,925	291,868
	DSM-Firmenich AG	2,410,644	285,862
	Universal Music Group NV	10,506,673	264,413
	Koninklijke KPN NV	52,780,862	206,356
	NN Group NV	3,817,803	187,425
[1]	ArcelorMittal SA	6,749,649	166,948
	Akzo Nobel NV	2,380,479	151,907
	Exor NV	1,392,588	147,084
	IMCD NV	795,427	126,466
	Heineken Holding NV	1,812,172	125,562
[2]	Euronext NV	1,102,150	121,605
	BE Semiconductor Industries NV	1,061,337	112,975
[2]	ABN AMRO Bank NV	6,204,513	102,534
	ASR Nederland NV	2,054,121	97,363
	Aegon Ltd.	15,118,997	95,428
	Arcadis NV	1,013,454	70,175
	Randstad NV	1,485,440	68,490
*	InPost SA	3,320,362	64,774
	Aalberts NV	1,340,942	48,388
[2]	Signify NV	1,761,969	43,141
	Koninklijke Vopak NV	904,984	41,719
	SBM Offshore NV	2,163,556	39,603
	Fugro NV	1,565,268	35,991
	JDE Peet's NV	1,378,377	31,119
*,2	Just Eat Takeaway.com NV	2,645,838	30,236
	Allfunds Group plc	4,629,983	28,320
[2]	CTP NV	1,520,040	25,428
	Van Lanschot Kempen NV	530,218	24,235
	TKH Group NV	558,321	22,718
	Corbion NV	820,825	20,581
*	Galapagos NV	678,578	18,116
*,1,2	Basic-Fit NV	730,758	18,095
	Koninklijke BAM Groep NV	3,761,806	17,362
*,1	OCI NV	1,350,794	16,446
[1]	APERAM SA	597,958	16,275
	Eurocommercial Properties NV	618,177	15,731
	Flow Traders Ltd.	459,113	10,505
	Wereldhave NV	581,995	8,970
	AMG Critical Materials NV	447,537	7,635

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Vastned Retail NV	243,809	6,540
	Sligro Food Group NV	494,233	6,168
[1]	PostNL NV	4,911,412	5,907
	NSI NV	270,894	5,837
*,1	TomTom NV	902,279	4,928
*,1,2	Alfen NV	297,880	3,995
	Brunel International NV	301,735	2,919
[2]	B&S Group Sarl	343,131	1,733
			10,769,078
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	8,038,966	172,284
	Infratil Ltd.	13,398,291	100,587
	Auckland International Airport Ltd.	20,579,689	89,800
	Meridian Energy Ltd.	17,363,849	61,666
	Contact Energy Ltd.	11,078,800	56,892
	Mainfreight Ltd.	1,122,772	48,110
	EBOS Group Ltd.	2,190,298	47,756
	Spark New Zealand Ltd.	25,360,310	44,000
	Mercury NZ Ltd.	9,632,012	37,912
*	a2 Milk Co. Ltd.	10,019,173	37,899
*	Ryman Healthcare Ltd.	8,394,008	24,850
	Summerset Group Holdings Ltd.	3,234,391	23,884
*	Fletcher Building Ltd.	12,977,172	23,075
	Goodman Property Trust	14,767,294	18,615
	Freightways Group Ltd.	2,375,789	14,894
	Precinct Properties Group	18,073,484	13,611
	Kiwi Property Group Ltd.	21,603,271	12,067
	Genesis Energy Ltd.	7,756,492	9,887
	SKYCITY Entertainment Group Ltd.	10,411,860	8,524
	Vector Ltd.	3,430,488	7,856
	Argosy Property Ltd.	11,504,368	7,452
	Air New Zealand Ltd.	21,127,673	6,511
	Stride Property Group	7,771,212	6,433
	Scales Corp. Ltd.	1,457,698	3,489
	SKY Network Television Ltd.	1,833,530	3,001
*	Fletcher Building Ltd. (XASX)	312,070	556
			881,611
Norway (0.5%)
	DNB Bank ASA	13,733,468	284,598
	Equinor ASA	11,405,647	271,023
	Norsk Hydro ASA	17,953,813	111,446
	Kongsberg Gruppen ASA	1,032,877	107,823
	Mowi ASA	6,172,110	106,407
	Telenor ASA	8,651,285	106,340
	Orkla ASA	10,639,942	98,298
	Aker BP ASA	4,272,323	91,418
	Yara International ASA	2,267,523	68,407
	Storebrand ASA	5,626,096	64,156
	Subsea 7 SA	3,289,941	50,566
	TOMRA Systems ASA	3,264,052	46,927
	Schibsted ASA Class A	1,344,216	45,426
	Salmar ASA	885,780	45,043
	Bakkafrost P/F	711,569	42,912
	Gjensidige Forsikring ASA	2,365,978	42,791
	Var Energi ASA	12,417,026	39,162
	Frontline plc	1,995,181	38,578
	SpareBank 1 Sor-Norge ASA	2,571,859	34,079
	Schibsted ASA Class B	1,022,754	32,075
*	Nordic Semiconductor ASA	2,644,234	26,278
	SpareBank 1 SMN	1,775,495	26,181
	TGS ASA	2,733,228	24,799
	Borregaard ASA	1,377,072	24,443
	Hafnia Ltd.	4,004,066	23,568
	Protector Forsikring ASA	902,562	23,492
*	Cadeler A/S	2,941,095	19,760
*	DOF Group ASA	2,424,648	19,360
	Golden Ocean Group Ltd.	1,684,296	18,220
	Leroy Seafood Group ASA	3,941,461	18,164
	Aker ASA Class A	335,216	17,528

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Aker Solutions ASA	3,673,354	17,406
	Veidekke ASA	1,513,584	17,291
	Hoegh Autoliners ASA	1,527,099	16,072
[2]	BW LPG Ltd.	1,161,201	14,976
	Atea ASA	1,159,089	14,894
	Wallenius Wilhelmsen ASA	1,408,011	13,999
*,2	AutoStore Holdings Ltd.	14,966,764	13,840
[2]	Europris ASA	2,237,745	13,808
[1]	Borr Drilling Ltd.	3,271,816	13,675
*,2	Scatec ASA	1,659,769	12,093
	DNO ASA	11,772,134	11,537
*,2	Crayon Group Holding ASA	1,123,445	11,127
*,2	Entra ASA	990,816	10,577
	Austevoll Seafood ASA	1,206,240	10,469
	FLEX LNG Ltd.	423,267	10,400
	MPC Container Ships ASA	5,229,350	10,307
*,1	NEL ASA	23,362,994	9,038
	Stolt-Nielsen Ltd.	300,717	8,594
*	Hexagon Composites ASA	1,729,934	6,808
	Bonheur ASA	266,715	6,723
*,2	Elkem ASA	4,076,978	6,665
	Wilh Wilhelmsen Holding ASA Class A	175,929	6,551
[1]	Grieg Seafood ASA	763,180	4,624
	BW Offshore Ltd.	1,174,994	3,193
*	Aker Carbon Capture ASA	4,850,220	2,708
*	BW Energy Ltd.	1,065,476	2,226
*,1	Cavendish Hydrogen ASA	468,890	487
			2,239,356
Other (0.1%)[4]
[5]	Vanguard FTSE Emerging Markets ETF	12,737,296	593,176
Pakistan (0.0%)
	Fauji Fertilizer Co. Ltd.	4,861,766	4,928
	Pakistan State Oil Co. Ltd.	2,152,217	1,717
	Millat Tractors Ltd.	468,251	908
	Engro Corp. Ltd.	421,957	455
			8,008
Philippines (0.2%)
	International Container Terminal Services Inc.	15,272,910	103,791
	BDO Unibank Inc.	32,907,553	86,125
	SM Prime Holdings Inc.	148,627,536	78,176
	Bank of the Philippine Islands	29,388,859	72,191
	Ayala Land Inc.	102,658,800	57,589
	Ayala Corp.	4,472,322	52,906
	Metropolitan Bank & Trust Co.	25,107,543	32,726
	PLDT Inc.	1,265,510	31,101
	Manila Electric Co.	3,604,375	30,370
	Jollibee Foods Corp.	6,244,710	28,451
	Universal Robina Corp.	12,170,560	20,414
[2]	Monde Nissin Corp.	99,987,770	18,711
	JG Summit Holdings Inc.	41,648,252	17,389
	GT Capital Holdings Inc.	1,391,212	17,189
	Globe Telecom Inc.	435,022	16,052
	Century Pacific Food Inc.	17,029,536	12,299
	ACEN Corp.	135,877,440	11,581
	DMCI Holdings Inc.	56,307,263	10,828
	Converge Information & Communications Technology Solutions Inc.	34,169,937	9,436
	Semirara Mining & Power Corp. Class A	16,188,762	9,043
*	Bloomberry Resorts Corp.	58,960,840	7,798
	Puregold Price Club Inc.	13,566,657	7,599
	AREIT Inc.	10,882,573	7,305
	Robinsons Land Corp.	25,294,033	6,680
	LT Group Inc.	36,528,300	6,466
*	Megaworld Corp.	149,636,399	5,937
	Wilcon Depot Inc.	19,558,408	5,414
	D&L Industries Inc.	35,282,810	3,794
	First Gen Corp.	5,589,768	1,732
	Alliance Global Group Inc.	10,752,160	1,705
*	Cebu Air Inc.	2,500,350	1,410

Total International Stock Index Fund
		Shares	Market Value• ($000)
	San Miguel Corp.	434,113	663
			772,871
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	11,883,762	165,116
	ORLEN SA	8,030,516	104,855
	Powszechny Zaklad Ubezpieczen SA	7,807,209	77,426
	Bank Polska Kasa Opieki SA	2,182,983	76,374
	KGHM Polska Miedz SA	1,904,335	71,275
*,2	Allegro.eu SA	7,811,782	68,740
	Santander Bank Polska SA	538,642	60,402
	LPP SA	15,422	56,126
*,2	Dino Polska SA	670,026	55,649
[1]	CD Projekt SA	905,806	36,470
	Alior Bank SA	1,291,518	28,222
*	CCC SA	638,649	28,211
	KRUK SA	242,024	25,930
*	mBank SA	179,460	25,237
	Grupa Kety SA	134,965	23,004
	Budimex SA	177,559	22,206
*	PGE Polska Grupa Energetyczna SA	12,272,120	21,216
	Orange Polska SA	9,189,142	17,898
*	Bank Millennium SA	8,497,299	17,695
	Asseco Poland SA	704,261	15,798
	Benefit Systems SA	23,476	14,104
*	Tauron Polska Energia SA	13,131,394	12,143
	Bank Handlowy w Warszawie SA	456,168	10,261
*	Enea SA	3,556,867	9,900
*,1,2	Pepco Group NV	2,059,559	8,814
[2]	XTB SA	530,903	8,602
*	Cyfrowy Polsat SA	2,015,762	6,375
*	AmRest Holdings SE	991,451	5,175
*,1	Jastrzebska Spolka Weglowa SA	707,989	4,756
	Warsaw Stock Exchange	422,061	4,480
*,1	Grupa Azoty SA	650,504	3,364
			1,085,824
Portugal (0.1%)
	EDP SA	41,938,637	165,108
	Galp Energia SGPS SA	6,009,231	102,709
	Jeronimo Martins SGPS SA	3,839,586	74,486
	EDP Renovaveis SA	4,172,507	56,553
	Banco Comercial Portugues SA	106,734,130	53,842
	Navigator Co. SA	3,489,832	13,461
	REN - Redes Energeticas Nacionais SGPS SA	5,192,674	12,968
	Sonae SGPS SA	12,634,714	12,486
	NOS SGPS SA	2,747,530	10,510
	CTT-Correios de Portugal SA	1,498,785	6,973
	Altri SGPS SA	1,011,853	5,472
	Corticeira Amorim SGPS SA	460,403	4,204
*,1	Greenvolt-Energias Renovaveis SA	394,030	3,431
	Semapa-Sociedade de Investimento e Gestao	200,114	3,224
[1]	Mota-Engil SGPS SA	1,122,026	3,128
			528,555
Qatar (0.2%)
	Qatar National Bank QPSC	61,882,629	294,534
	Qatar Islamic Bank QPSC	23,300,281	131,020
	Industries Qatar QSC	21,893,212	80,161
	Masraf Al Rayan QSC	86,580,681	56,336
	Commercial Bank PSQC	46,843,335	54,675
	Qatar International Islamic Bank QSC	16,269,431	46,838
	Qatar Navigation QSC	14,481,063	45,503
	Qatar Gas Transport Co. Ltd.	38,138,283	44,814
	Mesaieed Petrochemical Holding Co.	86,016,992	37,361
	Ooredoo QPSC	11,545,734	36,236
	Qatar Fuel QSC	8,175,276	34,405
	Qatar Electricity & Water Co. QSC	6,303,482	28,059
	Dukhan Bank	24,398,043	24,706
	Barwa Real Estate Co.	29,572,054	23,171
	Doha Bank QPSC	33,171,926	16,332

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Qatar Aluminum Manufacturing Co.	33,142,551	11,673
	Vodafone Qatar QSC	22,568,323	11,529
	Gulf International Services QSC	12,778,164	11,122
	United Development Co. QSC	23,971,493	7,522
*	Ezdan Holding Group QSC	21,784,843	7,210
	Al Meera Consumer Goods Co. QSC	1,402,560	5,700
			1,008,907
Romania (0.0%)
	Banca Transilvania SA	11,295,285	69,760
	OMV Petrom SA	243,972,992	39,489
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,082,838	28,678
	Societatea Nationala Nuclearelectrica SA	728,437	6,869
	Societatea Energetica Electrica SA	2,362,221	6,583
*	MED Life SA	4,236,930	5,462
	One United Properties SA	34,266,903	3,725
	TTS Transport Trade Services SA	1,763,612	2,689
*	Teraplast SA	17,221,482	1,762
			165,017
Russia (0.0%)
*,3	Sberbank of Russia PJSC	131,579,417	—
*,3	Mechel PJSC ADR	691,625	—
*,3	Surgutneftegas PJSC ADR	626	—
*,3	Sistema AFK PAO GDR	697	—
*,3	Novatek PJSC GDR	7,017	—
*,3	Severstal PAO GDR	543,443	—
*,3	Polyus PJSC	50,544	—
*,3	Raspadskaya OJSC	802,310	—
*,3	Mechel PJSC	1,344,496	—
*,3	Rosneft Oil Co. PJSC	15,028,017	—
*,3	Magnitogorsk Iron & Steel Works PJSC	27,346,793	—
*,3	VTB Bank PJSC	13,066,778	—
*,3	Sistema AFK PAO	38,039,921	—
*,3	Severstal PAO	1,964,967	—
*,3	Alrosa PJSC	32,391,627	—
*,3	GMK Norilskiy Nickel PAO ADR	366	—
*,3	Polyus PJSC GDR	618,167	—
*,3	Credit Bank of Moscow PJSC	170,771,500	—
*,3	Sovcomflot PJSC	2,097,559	—
*,3	Bank St. Petersburg PJSC	314,414	—
*,2,3	Segezha Group PJSC	16,822,200	—
*,3	PhosAgro PJSC GDR	8,608	—
			—
Saudi Arabia (1.1%)
	Al Rajhi Bank	27,368,420	639,480
[2]	Saudi Arabian Oil Co.	62,606,992	449,710
	ACWA Power Co.	3,007,628	367,735
	Saudi National Bank	40,664,533	357,479
	Saudi Telecom Co.	25,005,580	280,644
*	Saudi Arabian Mining Co.	16,915,988	253,246
	Saudi Basic Industries Corp.	12,538,895	242,566
	Riyad Bank	20,531,965	140,341
	Alinma Bank	17,139,850	128,064
	Saudi Awwal Bank	13,262,152	119,377
	SABIC Agri-Nutrients Co.	3,251,270	98,336
	Elm Co.	357,606	97,141
	Dr Sulaiman Al Habib Medical Services Group Co.	1,179,663	89,860
	Bank AlBilad	8,541,351	83,557
	Etihad Etisalat Co.	5,265,610	72,500
	Banque Saudi Fransi	8,174,202	67,688
	Arab National Bank	12,377,994	62,252
	Bupa Arabia for Cooperative Insurance Co.	1,033,952	55,383
*	Savola Group	7,754,344	53,076
	Almarai Co. JSC	3,396,421	49,734
	Saudi Electricity Co.	10,866,930	47,347
*	Saudi Research & Media Group	547,107	43,382
	Saudi Tadawul Group Holding Co.	669,509	42,389
	Yanbu National Petrochemical Co.	3,852,439	40,744
	Co. for Cooperative Insurance	1,025,725	38,259

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sahara International Petrochemical Co.	4,932,528	34,491
	Mouwasat Medical Services Co.	1,325,898	33,121
*	Dar Al Arkan Real Estate Development Co.	7,391,468	32,728
*	Al Rajhi Co. for Co-operative Insurance	683,817	32,560
	Ades Holding Co.	6,073,666	31,947
*	Bank Al-Jazira	7,019,605	30,644
	Saudi Investment Bank	8,483,115	29,735
	Jarir Marketing Co.	8,211,759	28,873
	Aldrees Petroleum & Transport Services Co.	685,331	25,205
	SAL Saudi Logistics Services	335,086	24,548
	Saudi Industrial Investment Group	5,176,894	24,525
	Nahdi Medical Co.	725,042	23,796
	Arabian Internet & Communications Services Co.	349,185	23,656
	Riyadh Cables Group Co.	844,526	22,919
	Astra Industrial Group	478,676	22,686
	Dallah Healthcare Co.	522,601	22,214
	Saudi Aramco Base Oil Co.	705,238	21,949
*	Saudi Kayan Petrochemical Co.	10,302,466	21,299
	Saudia Dairy & Foodstuff Co.	215,247	20,550
	Abdullah Al Othaim Markets Co.	6,177,120	19,402
	Catrion Catering Holding Co.	563,441	17,811
	Leejam Sports Co. JSC	352,143	17,791
	Saudi Chemical Co. Holding	5,743,289	17,773
	Saudi Ground Services Co.	1,249,660	17,585
	Mobile Telecommunications Co. Saudi Arabia	6,178,140	17,360
	Jamjoom Pharmaceuticals Factory Co.	379,587	17,090
*	Advanced Petrochemical Co.	1,764,923	17,080
	Power & Water Utility Co. for Jubail & Yanbu	1,050,879	16,408
	National Medical Care Co.	306,251	15,542
	Electrical Industries Co.	7,187,736	15,262
	National Gas & Industrialization Co.	515,778	14,903
	United Electronics Co.	550,829	14,760
*,1	National Agriculture Development Co.	2,070,118	14,586
[2]	Arabian Centres Co.	2,539,903	13,902
	National Co. for Learning & Education	227,307	13,263
*	National Industrialization Co.	4,532,439	12,870
*	Saudi Real Estate Co.	1,866,414	12,750
*	Rabigh Refining & Petrochemical Co.	5,838,521	12,664
*	Seera Group Holding	2,038,588	12,437
	Al Masane Al Kobra Mining Co.	614,512	12,134
	United International Transportation Co.	518,118	11,868
	Yamama Cement Co.	1,385,281	11,793
*	Emaar Economic City	5,141,759	11,745
	Al Hammadi Holding	1,100,712	11,677
*	Middle East Healthcare Co.	583,477	11,201
	Saudi Cement Co.	1,025,260	10,964
	Arabian Drilling Co.	368,109	10,766
	Qassim Cement Co.	749,978	10,437
	Saudi Automotive Services Co.	480,477	10,338
*	Al Moammar Information Systems Co.	205,793	10,301
*	Arabian Contracting Services Co.	208,988	9,755
	Arriyadh Development Co.	1,195,226	9,558
*	AlKhorayef Water & Power Technologies Co.	213,406	9,137
	Al-Dawaa Medical Services Co.	386,380	9,060
	East Pipes Integrated Co. for Industry	198,843	8,782
	Southern Province Cement Co.	953,196	8,397
	Retal Urban Development Co. Class A	2,112,299	8,145
*	Perfect Presentation For Commercial Services Co.	2,054,031	8,115
	Almunajem Foods Co.	253,259	7,840
	BinDawood Holding Co.	4,058,215	7,675
	Etihad Atheeb Telecommunication Co.	234,995	7,279
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	816,576	7,266
	Al Rajhi REIT	3,026,187	6,889
	Yanbu Cement Co.	1,092,076	6,691
*	Middle East Paper Co.	595,715	6,317
*	Saudi Ceramic Co.	680,768	5,893
	Eastern Province Cement Co.	609,597	5,632
*	Saudi Public Transport Co.	881,268	5,163
	Bawan Co.	421,163	4,985
	City Cement Co.	975,941	4,553

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Arabian Cement Co.	664,126	4,450
*	Sinad Holding Co.	864,676	3,286
*	Zamil Industrial Investment Co.	412,084	3,042
	Northern Region Cement Co.	1,195,425	2,856
*	Najran Cement Co.	1,156,847	2,819
*	Herfy Food Services Co.	304,794	1,976
			5,027,760
Singapore (0.8%)
	DBS Group Holdings Ltd.	28,110,987	815,073
	Oversea-Chinese Banking Corp. Ltd.	49,128,644	563,658
	United Overseas Bank Ltd.	16,930,493	411,564
	Singapore Telecommunications Ltd.	104,791,816	247,228
	CapitaLand Integrated Commercial Trust	74,362,273	112,977
	CapitaLand Ascendas REIT	49,923,627	101,171
	Singapore Exchange Ltd.	11,445,943	98,080
	Singapore Airlines Ltd.	19,248,256	93,895
	Keppel Ltd.	19,293,552	92,888
	Singapore Technologies Engineering Ltd.	21,253,303	72,867
	CapitaLand Investment Ltd.	31,965,325	67,530
	Wilmar International Ltd.	27,662,755	66,771
	Genting Singapore Ltd.	80,672,482	50,808
	Mapletree Industrial Trust	27,442,903	49,554
	Sembcorp Industries Ltd.	12,637,717	47,946
	Mapletree Logistics Trust	46,706,787	46,586
	Thai Beverage PCL	113,785,900	45,513
*	Seatrium Ltd.	28,281,465	40,313
	SATS Ltd.	12,453,761	36,948
	Venture Corp. Ltd.	3,662,161	36,731
	Frasers Logistics & Commercial Trust	39,965,128	32,207
	ComfortDelGro Corp. Ltd.	28,494,304	31,604
	Mapletree Pan Asia Commercial Trust	32,128,513	31,555
	Keppel DC REIT	17,981,388	30,972
	UOL Group Ltd.	6,890,359	27,842
	NetLink NBN Trust	41,101,229	27,792
	Suntec REIT	29,711,209	26,668
	Frasers Centrepoint Trust	15,580,831	26,290
	City Developments Ltd.	6,370,120	24,966
	CapitaLand Ascott Trust	34,278,786	23,389
	Keppel REIT	33,460,577	22,707
	Jardine Cycle & Carriage Ltd.	934,222	19,560
	Golden Agri-Resources Ltd.	86,451,695	18,976
	Keppel Infrastructure Trust	54,980,839	18,186
	ESR-LOGOS REIT	84,485,836	17,872
[1]	Parkway Life REIT	5,386,926	15,364
	Olam Group Ltd.	15,708,755	12,671
	iFAST Corp. Ltd.	2,227,431	12,602
	Capitaland India Trust	13,496,213	11,117
	Hutchison Port Holdings Trust	70,516,160	11,047
	Sheng Siong Group Ltd.	9,087,662	10,925
	Lendlease Global Commercial REIT	24,653,644	10,672
	PARAGON REIT	15,842,687	10,466
	CapitaLand China Trust	16,023,519	9,139
	AIMS APAC REIT	9,397,051	9,003
	Raffles Medical Group Ltd.	12,978,895	8,638
	Singapore Post Ltd.	20,826,794	8,550
	CDL Hospitality Trusts	12,499,868	8,474
	Starhill Global REIT	20,224,340	7,794
	Cromwell European REIT	4,431,069	7,769
	First Resources Ltd.	7,025,937	7,737
	Digital Core REIT Management Pte. Ltd.	12,294,167	7,637
	StarHub Ltd.	7,922,057	7,145
	Far East Hospitality Trust	14,040,138	6,565
	UMS Integration Ltd.	8,510,496	6,525
	OUE REIT	29,258,046	6,360
	SIA Engineering Co. Ltd.	3,243,241	5,929
	Riverstone Holdings Ltd.	7,785,299	5,330
*,1	AEM Holdings Ltd.	3,953,607	3,855
	First REIT	15,850,033	3,191
*	Keppel Pacific Oak US REIT	11,275,906	2,765

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Bumitama Agri Ltd.	4,163,391	2,442
*	Manulife US REIT	20,600,361	2,273
[1]	Nanofilm Technologies International Ltd.	2,399,470	1,470
*	COSCO SHIPPING International Singapore Co. Ltd.	12,054,326	1,253
*,1,3	Ezra Holdings Ltd.	20,096,532	—
*,3	Eagle Hospitality Trust	11,225,800	—
			3,703,395
South Africa (0.9%)
	Naspers Ltd.	2,448,584	578,717
[1]	FirstRand Ltd.	69,783,568	306,608
	Standard Bank Group Ltd.	18,443,274	253,918
[1]	Capitec Bank Holdings Ltd.	1,180,912	213,333
	Gold Fields Ltd.	12,294,626	202,752
	Anglogold Ashanti plc	5,856,416	163,389
	MTN Group Ltd.	25,153,932	124,928
	Sanlam Ltd.	24,596,099	122,555
	Shoprite Holdings Ltd.	6,615,811	114,258
	Absa Group Ltd.	11,571,474	110,897
[1]	Nedbank Group Ltd.	6,484,256	109,905
	Bid Corp. Ltd.	4,626,356	109,076
	Harmony Gold Mining Co. Ltd.	7,755,881	84,146
	Bidvest Group Ltd.	4,734,819	76,619
	Discovery Ltd.	7,286,141	74,715
*,1	Impala Platinum Holdings Ltd.	11,168,879	73,721
	Clicks Group Ltd.	3,329,061	71,238
	NEPI Rockcastle NV	8,176,831	63,965
	Remgro Ltd.	6,904,912	60,154
	Aspen Pharmacare Holdings Ltd.	5,373,057	54,585
	Reinet Investments SCA	1,896,474	52,903
	Vodacom Group Ltd.	8,109,907	50,774
	Mr Price Group Ltd.	3,462,750	50,511
[1]	Old Mutual Ltd.	67,984,007	46,929
[2]	Pepkor Holdings Ltd.	35,853,194	46,540
	Woolworths Holdings Ltd.	12,411,372	46,018
	Sasol Ltd.	8,116,964	45,622
*,1	Sibanye Stillwater Ltd.	39,038,904	45,513
[1]	OUTsurance Group Ltd.	11,738,481	40,183
	Foschini Group Ltd.	4,482,471	39,155
[1]	Anglo American Platinum Ltd.	979,362	38,496
	Northam Platinum Holdings Ltd.	4,938,857	36,540
[1]	Growthpoint Properties Ltd.	47,062,808	34,940
[1]	Truworths International Ltd.	4,987,271	31,757
	Tiger Brands Ltd.	2,289,849	30,831
[1]	AVI Ltd.	4,575,910	28,694
	Momentum Group Ltd.	17,253,621	28,144
[1]	Investec Ltd.	3,497,221	27,314
[1]	Exxaro Resources Ltd.	2,772,878	26,148
*	MultiChoice Group	3,710,578	23,408
	Redefine Properties Ltd.	79,979,796	22,174
	Sappi Ltd.	7,776,407	20,922
*	SPAR Group Ltd.	2,691,624	19,431
	Life Healthcare Group Holdings Ltd.	20,004,838	18,142
[1]	Fortress Real Estate Investments Ltd. Class B	16,434,434	17,541
	Netcare Ltd.	18,147,572	15,265
[1]	African Rainbow Minerals Ltd.	1,462,451	14,725
	Vukile Property Fund Ltd.	13,820,270	14,612
[1]	Kumba Iron Ore Ltd.	762,995	14,449
[1]	Motus Holdings Ltd.	1,977,799	13,244
	Hyprop Investments Ltd.	5,327,214	12,615
	Resilient REIT Ltd.	3,824,182	12,135
	Pan African Resources plc	26,516,557	12,108
	Santam Ltd.	568,666	11,999
[2]	Dis-Chem Pharmacies Ltd.	5,715,913	11,746
	Barloworld Ltd.	2,467,453	11,621
	Thungela Resources Ltd. (XLON)	1,545,439	11,020
*	Pick n Pay Stores Ltd.	7,322,007	10,564
	Coronation Fund Managers Ltd.	4,416,507	10,049
	Reunert Ltd.	2,115,080	9,664
	Omnia Holdings Ltd.	2,279,657	8,699

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Equites Property Fund Ltd.	10,344,553	8,258
	AECI Ltd.	1,465,064	8,023
	JSE Ltd.	1,110,876	7,898
*	MAS plc	7,281,810	7,566
	Attacq Ltd.	9,548,223	7,103
	DRDGOLD Ltd.	5,761,587	7,034
	Hosken Consolidated Investments Ltd.	644,863	6,790
	Ninety One Ltd.	3,068,543	6,554
*	KAP Ltd.	33,457,192	6,249
*	Telkom SA SOC Ltd.	4,035,173	6,224
	Grindrod Ltd.	7,648,411	6,118
*	We Buy Cars Pty Ltd.	2,945,813	6,040
	Sun International Ltd.	2,314,168	5,967
	Super Group Ltd.	4,582,435	5,838
	DataTec Ltd.	2,508,512	5,737
	Afrimat Ltd.	1,491,356	5,632
*	Astral Foods Ltd.	504,273	4,948
	Curro Holdings Ltd.	6,747,022	4,876
	Burstone Group Ltd.	8,246,134	4,395
	Thungela Resources Ltd. (XJSE)	324,584	2,341
			4,156,215
South Korea (2.8%)
	Samsung Electronics Co. Ltd.	66,427,040	2,820,558
	SK Hynix Inc.	7,517,151	984,099
	KB Financial Group Inc.	4,686,331	304,934
	Hyundai Motor Co.	1,901,768	292,930
	Celltrion Inc.	2,016,607	265,151
	Shinhan Financial Group Co. Ltd.	6,745,762	251,281
	POSCO Holdings Inc.	1,040,553	250,723
	NAVER Corp.	1,893,622	231,631
	Kia Corp.	3,459,578	228,778
*,2	Samsung Biologics Co. Ltd.	246,211	178,070
	Samsung SDI Co. Ltd.	731,525	171,517
	Hyundai Mobis Co. Ltd.	938,364	168,655
*	Alteogen Inc.	587,583	159,084
	Hana Financial Group Inc.	3,656,441	157,755
	LG Chem Ltd.	657,723	147,885
	Kakao Corp.	4,622,016	123,018
*	Krafton Inc.	499,432	119,399
	Hanwha Aerospace Co. Ltd.	434,131	114,868
*	LG Energy Solution Ltd.	391,067	114,767
	Samsung Fire & Marine Insurance Co. Ltd.	456,890	110,769
	KT&G Corp.	1,388,257	110,275
	Samsung C&T Corp.	1,154,159	97,453
	LG Electronics Inc.	1,506,446	97,012
	Meritz Financial Group Inc.	1,275,387	94,391
	Woori Financial Group Inc.	8,297,897	92,381
	Korea Zinc Co. Ltd.	120,043	86,501
*	Doosan Enerbility Co. Ltd.	5,897,861	84,740
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	598,285	79,160
*	HLB Inc.	1,645,395	78,064
*	SK Square Co. Ltd.	1,285,258	77,617
*	Ecopro BM Co. Ltd.	635,532	77,557
*	Ecopro Co. Ltd.	1,361,863	77,203
	Samsung Life Insurance Co. Ltd.	1,030,803	75,428
	Yuhan Corp.	753,553	75,222
	HD Hyundai Electric Co. Ltd.	304,396	71,245
*	SK Innovation Co. Ltd.	826,952	69,878
	LG Corp.	1,218,015	66,559
	Samsung Electro-Mechanics Co. Ltd.	773,297	65,750
	POSCO Future M Co. Ltd.	395,144	63,461
*	Samsung Heavy Industries Co. Ltd.	9,038,822	62,348
	Samsung SDS Co. Ltd.	506,114	52,197
	SK Inc.	486,481	52,059
*	Korea Electric Power Corp.	3,043,357	50,881
	HMM Co. Ltd.	4,046,683	49,995
	DB Insurance Co. Ltd.	618,917	48,782
	KakaoBank Corp.	2,992,037	46,647
	Hyundai Rotem Co. Ltd.	1,007,056	45,193

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Korean Air Lines Co. Ltd.	2,574,286	44,437
	Korea Aerospace Industries Ltd.	978,134	41,253
	Hanmi Semiconductor Co. Ltd.	611,481	39,782
*	HD Hyundai Heavy Industries Co. Ltd.	298,966	39,366
	HYBE Co. Ltd.	290,443	38,906
	Industrial Bank of Korea	3,785,110	38,554
*	Ecopro Materials Co. Ltd.	468,671	37,603
	Coway Co. Ltd.	784,669	35,849
	Amorepacific Corp.	415,810	35,097
	NCSoft Corp.	219,590	34,474
	HD Hyundai Co. Ltd.	586,971	33,867
*	SK Biopharmaceuticals Co. Ltd.	391,411	33,244
*	LigaChem Biosciences Inc.	357,423	33,179
*	LG Display Co. Ltd.	4,342,300	33,167
	LG H&H Co. Ltd.	130,753	31,302
	Korea Investment Holdings Co. Ltd.	530,525	29,444
*	L&F Co. Ltd.	346,528	29,353
	JB Financial Group Co. Ltd.	2,246,803	29,148
	Samsung Securities Co. Ltd.	876,086	28,910
*	Samsung E&A Co. Ltd.	2,189,113	28,174
*	SKC Co. Ltd.	259,474	28,000
	Hanjin Kal Corp.	440,033	26,857
	LIG Nex1 Co. Ltd.	149,228	26,560
	BNK Financial Group Inc.	3,830,946	26,123
	Hankook Tire & Technology Co. Ltd.	1,022,747	26,048
	Hyosung Heavy Industries Corp.	89,959	25,872
	LG Innotek Co. Ltd.	195,767	24,851
	Mirae Asset Securities Co. Ltd.	3,707,939	24,176
*	Hanwha Ocean Co. Ltd.	1,249,862	24,057
	Posco International Corp.	635,413	23,844
*	Enchem Co. Ltd.	189,239	23,612
	S-Oil Corp.	568,845	23,596
	Kumho Petrochemical Co. Ltd.	227,341	23,410
*	CosmoAM&T Co. Ltd.	311,096	23,082
	Orion Corp.	311,087	22,420
*	HD Hyundai MIPO	282,711	22,362
	LS Electric Co. Ltd.	213,100	22,334
	Hanwha Solutions Corp.	1,438,068	22,083
	CJ CheilJedang Corp.	110,636	21,890
	LG Uplus Corp.	2,930,809	21,242
	Hyundai Steel Co.	1,161,371	21,229
	Samyang Foods Co. Ltd.	56,171	20,943
	Fila Holdings Corp.	711,837	20,545
	Hanmi Pharm Co. Ltd.	86,837	20,045
	Hyundai Engineering & Construction Co. Ltd.	995,153	20,043
	Kangwon Land Inc.	1,455,264	18,771
*	Sam Chun Dang Pharm Co. Ltd.	191,867	18,608
	GS Holdings Corp.	624,177	18,592
	Doosan Bobcat Inc.	684,004	18,417
	Hyundai Glovis Co. Ltd.	207,263	18,235
	LS Corp.	239,737	18,011
	NH Investment & Securities Co. Ltd.	1,868,562	17,993
	Hyundai Marine & Fire Insurance Co. Ltd.	811,396	17,803
	KIWOOM Securities Co. Ltd.	183,402	17,762
	Lotte Chemical Corp.	251,267	17,272
	LEENO Industrial Inc.	127,454	16,607
	IsuPetasys Co. Ltd.	647,549	16,497
*	Hanall Biopharma Co. Ltd.	510,565	16,186
*	Peptron Inc.	253,114	16,000
*	Hugel Inc.	80,212	15,778
*	Hanwha Industrial Solutions Co. Ltd.	480,870	14,740
	Posco DX Co. Ltd.	733,192	14,324
	Hotel Shilla Co. Ltd.	436,224	14,009
	Eo Technics Co. Ltd.	113,527	13,767
	PharmaResearch Co. Ltd.	84,123	13,661
	CJ Corp.	183,051	13,571
*	Doosan Robotics Inc.	269,282	13,542
	TechWing Inc.	428,679	13,439
	JYP Entertainment Corp.	380,030	13,367
	Classys Inc.	366,155	13,361

Total International Stock Index Fund
		Shares	Market Value• ($000)
	HPSP Co. Ltd.	603,373	13,185
*,1	Pearl Abyss Corp.	460,431	12,842
	Poongsan Corp.	256,651	12,837
*,1	SK Bioscience Co. Ltd.	327,435	12,783
	Cheil Worldwide Inc.	958,335	12,781
	E-MART Inc.	268,949	12,658
	Youngone Corp.	414,689	12,645
	DGB Financial Group Inc.	2,127,810	12,555
*,2	Netmarble Corp.	299,540	12,521
	S-1 Corp.	263,074	12,305
	DB HiTek Co. Ltd.	435,168	12,111
	HL Mando Co. Ltd.	462,210	12,074
	NongShim Co. Ltd.	44,605	12,072
	Samsung Card Co. Ltd.	413,658	12,053
	CS Wind Corp.	274,074	11,538
*	APR Corp.	320,700	11,498
	Hanmi Science Co. Ltd.	333,579	11,473
*	Celltrion Pharm Inc.	256,279	11,461
	Doosan Co. Ltd.	79,610	11,391
	Cosmax Inc.	104,382	11,365
*	GS Engineering & Construction Corp.	876,932	11,259
	Hanwha Corp.	550,236	11,126
	Korean Reinsurance Co.	1,614,536	11,010
	Hanwha Systems Co. Ltd.	829,140	10,892
	KCC Corp.	57,104	10,824
	Hanwha Life Insurance Co. Ltd.	5,014,696	10,699
	OCI Holdings Co. Ltd.	213,769	10,592
*	Daejoo Electronic Materials Co. Ltd.	135,444	10,501
	Kolmar Korea Co. Ltd.	203,632	10,354
	Shinsegae Inc.	92,768	10,305
*	Naturecell Co. Ltd.	652,747	10,294
	Hansol Chemical Co. Ltd.	113,265	10,269
*	Korea Gas Corp.	360,474	10,195
	Jusung Engineering Co. Ltd.	463,149	10,183
	Douzone Bizon Co. Ltd.	232,883	9,930
	F&F Co. Ltd.	219,134	9,870
*	Silicon2 Co. Ltd.	356,441	9,702
	KEPCO Plant Service & Engineering Co. Ltd.	298,781	9,654
[1]	Hyundai Elevator Co. Ltd.	280,094	9,575
	Park Systems Corp.	62,316	9,570
*	People & Technology Inc.	254,379	9,561
*,1	Rainbow Robotics	108,902	9,545
	GS Retail Co. Ltd.	605,596	9,482
*	ABLBio Inc.	347,971	9,379
	BGF retail Co. Ltd.	111,006	9,288
	Hyosung TNC Corp.	41,437	9,221
*	Oscotec Inc.	451,772	9,186
	HD Hyundai Infracore Co. Ltd.	1,910,072	9,142
*	WONIK IPS Co. Ltd.	454,863	9,019
	Hyundai Autoever Corp.	92,729	8,971
	ST Pharm Co. Ltd.	124,061	8,951
*	HLB Life Science Co. Ltd.	1,380,265	8,794
	Medytox Inc.	70,959	8,780
*,1,2	SK IE Technology Co. Ltd.	352,505	8,701
*	Hanwha Engine	841,467	8,635
	Pan Ocean Co. Ltd.	3,367,006	8,629
	Green Cross Corp.	72,719	8,524
*	Lunit Inc.	298,852	8,522
	KEPCO Engineering & Construction Co. Inc.	172,161	8,505
	Soulbrain Co. Ltd.	57,318	8,352
	SK REITs Co. Ltd.	2,478,030	8,314
	HS Hyosung Advanced Materials Corp.	43,025	8,254
	DL E&C Co. Ltd.	368,766	8,247
*	Korea Electric Power Corp. ADR	983,338	8,211
	Lotte Energy Materials Corp.	300,475	8,155
	LX International Corp.	369,454	8,113
*	ISU Specialty Chemical	278,455	8,108
	Chong Kun Dang Pharmaceutical Corp.	108,361	8,032
	Dongjin Semichem Co. Ltd.	408,372	7,872
*	SOLUM Co. Ltd.	564,763	7,797

Total International Stock Index Fund
		Shares	Market Value• ($000)
	SM Entertainment Co. Ltd.	151,337	7,740
	Dongsuh Cos. Inc.	401,203	7,717
*	Wemade Co. Ltd.	276,331	7,697
	Daewoong Pharmaceutical Co. Ltd.	66,343	7,612
*	Chabiotech Co. Ltd.	607,434	7,549
	SOOP Co. Ltd.	108,097	7,488
	Lotte Shopping Co. Ltd.	156,025	7,434
	TCC Steel	235,069	7,355
*	Seojin System Co. Ltd.	357,534	7,314
	CJ Logistics Corp.	114,505	7,260
	HDC Hyundai Development Co-Engineering & Construction	506,020	7,254
	Seegene Inc.	416,379	7,225
*	Daewoo Engineering & Construction Co. Ltd.	2,803,353	7,148
*	Kakao Games Corp.	556,069	7,109
*	VT Co. Ltd.	290,764	7,092
	HK inno N Corp.	196,135	7,014
*	Kakaopay Corp.	389,740	6,873
	Advanced Nano Products Co. Ltd.	109,265	6,814
	LOTTE Fine Chemical Co. Ltd.	202,870	6,791
	LX Semicon Co. Ltd.	150,309	6,640
	ISC Co. Ltd.	141,624	6,563
	Hyundai Wia Corp.	217,875	6,544
	Hyundai Department Store Co. Ltd.	191,632	6,515
	Lotte Corp.	373,812	6,465
	Hite Jinro Co. Ltd.	420,250	6,444
*	HLB Therapeutics Co. Ltd.	966,531	6,440
*	Taihan Electric Wire Co. Ltd.	759,694	6,414
	Hanon Systems	2,244,323	6,408
*	CJ ENM Co. Ltd.	140,752	6,396
	Shinsung Delta Tech Co. Ltd.	198,634	6,357
*,1	Hyundai Bioscience Co. Ltd.	505,912	6,334
*	Joongang Advanced Materials Co. Ltd.	755,973	6,228
	ESR Kendall Square REIT Co. Ltd.	1,707,631	6,167
*	Fadu Inc.	396,891	6,125
	Ottogi Corp.	19,970	6,084
*	Kumho Tire Co. Inc.	1,892,842	6,068
	HD Hyundai Construction Equipment Co. Ltd.	162,735	6,041
*	Mezzion Pharma Co. Ltd.	231,646	5,975
	Kolon Industries Inc.	254,865	5,974
	Daeduck Electronics Co. Ltd.	464,734	5,712
	DoubleUGames Co. Ltd.	148,089	5,694
	Koh Young Technology Inc.	718,239	5,645
*	Cosmochemical Co. Ltd.	365,530	5,619
	AMOREPACIFIC Group	347,154	5,594
*	Kum Yang Co. Ltd.	186,274	5,546
	Sebang Global Battery Co. Ltd.	106,708	5,452
*	Synopex Inc.	1,053,434	5,440
	Hana Micron Inc.	672,532	5,424
*	Lake Materials Co. Ltd.	509,386	5,413
	Hana Tour Service Inc.	150,542	5,341
	Korea Electric Terminal Co. Ltd.	94,568	5,216
*	Bioneer Corp.	302,594	5,200
*	Doosan Fuel Cell Co. Ltd.	414,220	5,191
	SL Corp.	217,375	5,168
	Dentium Co. Ltd.	89,983	5,109
*	Eubiologics Co. Ltd.	455,490	5,065
	Shinhan Alpha REIT Co. Ltd.	1,206,184	5,055
	SK Networks Co. Ltd.	1,323,628	5,018
[1]	Ecopro HN Co. Ltd.	148,834	4,998
	Daewoong Co. Ltd.	266,149	4,989
	SK Gas Ltd.	34,439	4,970
*	GemVax & Kael Co. Ltd.	497,093	4,943
	Eugene Technology Co. Ltd.	184,944	4,939
	SK Chemicals Co. Ltd.	136,172	4,912
	Paradise Co. Ltd.	631,993	4,825
*	Binex Co. Ltd.	326,041	4,759
	Cheryong Electric Co. Ltd.	124,992	4,720
	NEXTIN Inc.	101,297	4,702
	Youngone Holdings Co. Ltd.	71,784	4,591
	DongKook Pharmaceutical Co. Ltd.	344,168	4,466

Total International Stock Index Fund
		Shares	Market Value• ($000)
	DL Holdings Co. Ltd.	150,843	4,465
	Innocean Worldwide Inc.	311,600	4,461
	Daou Technology Inc.	336,860	4,460
	Daishin Securities Co. Ltd.	358,521	4,457
	Hankook & Co. Co. Ltd.	360,899	4,365
	Green Cross Holdings Corp.	367,789	4,356
	Lotte Chilsung Beverage Co. Ltd.	49,006	4,330
	YG Entertainment Inc.	156,071	4,301
*	Creative & Innovative System	668,568	4,215
[1]	TKG Huchems Co. Ltd.	285,183	4,106
	LOTTE REIT Co. Ltd.	1,679,397	4,090
	Daesang Corp.	273,228	4,068
	Hyosung Corp.	113,059	4,066
*,1	Shin Poong Pharmaceutical Co. Ltd.	458,971	4,043
	Sam-A Aluminum Co. Ltd.	110,003	4,022
	BH Co. Ltd.	334,697	4,000
	PSK Inc.	266,255	3,933
	Com2uSCorp	123,768	3,877
	Hanwha General Insurance Co. Ltd.	1,089,861	3,767
*	Hanwha Investment & Securities Co. Ltd.	1,464,075	3,746
	Intellian Technologies Inc.	100,227	3,733
*	Foosung Co. Ltd.	826,809	3,725
	Hanssem Co. Ltd.	96,886	3,718
*	SK oceanplant Co. Ltd.	384,178	3,708
	S&S Tech Corp.	222,518	3,705
[1]	Taekwang Industrial Co. Ltd.	7,847	3,701
	NICE Information Service Co. Ltd.	459,376	3,688
*	W-Scope Chungju Plant Co. Ltd.	298,196	3,684
	Myoung Shin Industrial Co. Ltd.	377,787	3,680
	Youlchon Chemical Co. Ltd.	176,193	3,635
	Dong-A ST Co. Ltd.	65,622	3,631
	Dong-A Socio Holdings Co. Ltd.	40,136	3,605
	JW Pharmaceutical Corp.	185,118	3,601
	Tokai Carbon Korea Co. Ltd.	58,572	3,589
	Ahnlab Inc.	82,956	3,561
	KCC Glass Corp.	125,315	3,555
*	Asiana Airlines Inc.	485,187	3,535
	Seoul Semiconductor Co. Ltd.	516,914	3,500
	Han Kuk Carbon Co. Ltd.	441,211	3,458
*	CJ CGV Co. Ltd.	850,375	3,457
	LS Materials Ltd.	309,920	3,446
	JR Global REIT	1,526,111	3,440
	OCI Co. Ltd.	65,556	3,406
*	Lotte Tour Development Co. Ltd.	484,248	3,388
	i-SENS Inc.	242,761	3,371
	SFA Engineering Corp.	221,721	3,368
	Posco M-Tech Co. Ltd.	291,182	3,356
	KC Tech Co. Ltd.	130,215	3,350
	Binggrae Co. Ltd.	73,007	3,323
*	SD Biosensor Inc.	504,960	3,313
	Solus Advanced Materials Co. Ltd.	367,388	3,303
*	Cafe24 Corp.	189,302	3,271
*	Duk San Neolux Co. Ltd.	165,599	3,266
*,1	Dawonsys Co. Ltd.	404,881	3,246
	Innox Advanced Materials Co. Ltd.	183,395	3,242
	SK Discovery Co. Ltd.	130,275	3,184
*	Nexon Games Co. Ltd.	309,374	3,176
	Orion Holdings Corp.	260,501	3,166
	Boryung	391,611	3,143
	HDC Holdings Co. Ltd.	383,732	3,120
	Lotte Wellfood Co. Ltd.	32,583	3,079
	Lotte Rental Co. Ltd.	147,432	3,070
*	Jeju Air Co. Ltd.	443,764	3,056
	Korea Petrochemical Ind Co. Ltd.	39,287	3,054
	Hancom Inc.	221,156	3,014
	SIMMTECH Co. Ltd.	252,322	2,980
	LX Holdings Corp.	576,385	2,972
	Partron Co. Ltd.	564,076	2,904
	Samyang Holdings Corp.	56,501	2,903
*	Korea Line Corp.	2,217,284	2,900

Total International Stock Index Fund
		Shares	Market Value• ($000)
	HAESUNG DS Co. Ltd.	151,328	2,894
	MegaStudyEdu Co. Ltd.	92,492	2,877
	SNT Motiv Co. Ltd.	86,528	2,857
	Doosan Tesna Inc.	133,533	2,857
[1]	GC Cell Corp.	111,875	2,809
*	Pharmicell Co. Ltd.	768,679	2,800
*	Sungeel Hitech Co. Ltd.	69,347	2,740
	Sungwoo Hitech Co. Ltd.	604,616	2,724
*	PI Advanced Materials Co. Ltd.	183,234	2,722
	Dongkuk Steel Mill Co. Ltd.	428,503	2,700
*	SFA Semicon Co. Ltd.	1,023,047	2,686
*	Studio Dragon Corp.	88,567	2,609
*	BNC Korea Co. Ltd.	751,861	2,604
	IS Dongseo Co. Ltd.	178,055	2,591
	Unid Co. Ltd.	51,320	2,591
	Soulbrain Holdings Co. Ltd.	73,177	2,560
	LF Corp.	232,869	2,520
*	Genexine Inc.	477,920	2,517
	Caregen Co. Ltd.	206,061	2,517
	Zinus Inc.	141,966	2,479
	NHN Corp.	198,411	2,413
	Harim Holdings Co. Ltd.	616,135	2,400
*	Ananti Inc.	648,243	2,392
*	AbClon Inc.	200,879	2,372
	Hyundai Home Shopping Network Corp.	68,059	2,345
	InBody Co. Ltd.	132,861	2,342
	Neowiz	155,511	2,338
	LX Hausys Ltd.	80,792	2,310
	INTOPS Co. Ltd.	158,857	2,303
	Samwha Capacitor Co. Ltd.	97,230	2,302
	Namyang Dairy Products Co. Ltd.	4,575	2,286
	Webzen Inc.	186,052	2,285
*	Shinsung E&G Co. Ltd.	2,166,956	2,275
*	Amicogen Inc.	667,408	2,271
*	KMW Co. Ltd.	393,194	2,252
[1]	Grand Korea Leisure Co. Ltd.	270,864	2,238
	Yuanta Securities Korea Co. Ltd.	1,077,671	2,224
	Nexen Tire Corp.	455,439	2,220
*	Chunbo Co. Ltd.	55,325	2,215
	TES Co. Ltd.	182,932	2,205
	Sung Kwang Bend Co. Ltd.	237,348	2,197
	Solid Inc.	662,209	2,186
[1]	Advanced Process Systems Corp.	170,112	2,174
	Hanil Cement Co. Ltd.	211,513	2,165
	E1 Corp.	40,080	2,158
	Eugene Investment & Securities Co. Ltd.	757,438	2,158
*,1	Humasis Co. Ltd.	1,527,212	2,152
	SeAH Besteel Holdings Corp.	150,066	2,148
	HL Holdings Corp.	84,866	2,144
	L&C Bio Co. Ltd.	163,873	2,109
*	Il Dong Pharmaceutical Co. Ltd.	215,173	2,107
*	CMG Pharmaceutical Co. Ltd.	1,383,322	2,087
	Handsome Co. Ltd.	184,711	2,078
	NICE Holdings Co. Ltd.	254,663	2,077
	Tongyang Life Insurance Co. Ltd.	469,728	2,073
	Hanjin Transportation Co. Ltd.	149,541	2,070
	Songwon Industrial Co. Ltd.	209,953	2,070
	RFHIC Corp.	220,289	2,054
	KISWIRE Ltd.	146,537	2,035
	Kwang Dong Pharmaceutical Co. Ltd.	507,711	2,030
	Mcnex Co. Ltd.	162,393	2,030
*	Yungjin Pharmaceutical Co. Ltd.	1,145,473	1,992
	Hansae Co. Ltd.	175,738	1,950
*	Bukwang Pharmaceutical Co. Ltd.	545,704	1,916
*	Vaxcell-Bio Therapeutics Co. Ltd.	203,706	1,893
	Huons Co. Ltd.	94,688	1,875
	KISCO Corp.	287,978	1,856
	Young Poong Corp.	6,339	1,826
	Samchully Co. Ltd.	27,852	1,821
	GOLFZON Co. Ltd.	38,816	1,813

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Dongwon F&B Co. Ltd.	77,728	1,783
	HS Industries Co. Ltd.	577,669	1,779
	Humedix Co. Ltd.	80,799	1,778
	Huons Global Co. Ltd.	71,504	1,777
*	DIO Corp.	143,992	1,736
	Korea United Pharm Inc.	115,149	1,729
	Yunsung F&C Co. Ltd.	43,512	1,719
	TK Corp.	192,614	1,715
*	GeneOne Life Science Inc.	947,687	1,712
	Seobu T&D	381,892	1,707
	Hyundai GF Holdings	528,465	1,706
*,1,3	Cellivery Therapeutics Inc.	348,823	1,688
	UniTest Inc.	228,447	1,680
*	Danal Co. Ltd.	729,057	1,658
	SK Securities Co. Ltd.	4,469,700	1,646
	Dongwon Industries Co. Ltd.	66,658	1,621
	Hyundai Green Food	191,261	1,613
	Chongkundang Holdings Corp.	39,812	1,604
	Samyang Corp.	44,771	1,603
	Hankook Shell Oil Co. Ltd.	6,713	1,574
*	HLB Global Co. Ltd.	538,895	1,566
*	Daea TI Co. Ltd.	800,898	1,541
	Ilyang Pharmaceutical Co. Ltd.	168,671	1,540
	HYUNDAI Corp.	109,431	1,522
	ENF Technology Co. Ltd.	131,062	1,517
*,1	Komipharm International Co. Ltd.	474,283	1,478
*	CrystalGenomics Invites Co. Ltd.	815,512	1,471
*	Insun ENT Co. Ltd.	364,506	1,469
	NHN KCP Corp.	278,495	1,458
	iMarketKorea Inc.	239,457	1,457
	Shinsegae International Inc.	153,810	1,454
*	Helixmith Co. Ltd.	548,751	1,448
	Vieworks Co. Ltd.	83,129	1,435
	KH Vatec Co. Ltd.	215,093	1,434
	iNtRON Biotechnology Inc.	331,610	1,400
	KC Co. Ltd.	102,699	1,399
	Korea Asset In Trust Co. Ltd.	661,416	1,397
	Korea Real Estate Investment & Trust Co. Ltd.	1,850,286	1,396
	Able C&C Co. Ltd.	260,162	1,350
*,1	ITM Semiconductor Co. Ltd.	100,548	1,341
[1]	Modetour Network Inc.	185,816	1,338
*	NEPES Corp.	235,118	1,326
	Tongyang Inc.	2,409,270	1,325
	Aekyung Industrial Co. Ltd.	114,520	1,316
	Hansol Paper Co. Ltd.	191,324	1,297
	Namhae Chemical Corp.	273,548	1,291
[1]	Cuckoo Homesys Co. Ltd.	80,217	1,288
*	Samsung Pharmaceutical Co. Ltd.	1,129,226	1,277
	Daeduck Co. Ltd.	282,865	1,271
	Daol Investment & Securities Co. Ltd.	612,327	1,239
*,3	NKMax Co. Ltd.	844,504	1,236
[1]	Gradiant Corp.	141,434	1,230
	Dongkuk CM Co. Ltd.	261,366	1,210
	Daehan Flour Mill Co. Ltd.	12,382	1,191
*	Namsun Aluminum Co. Ltd.	1,204,132	1,190
*	Hanwha Galleria Corp.	1,246,685	1,153
*	MedPacto Inc.	295,500	1,131
*	Wysiwyg Studios Co. Ltd.	1,217,088	1,071
	Hansol Technics Co. Ltd.	330,902	1,040
	SPC Samlip Co. Ltd.	28,906	1,038
	Toptec Co. Ltd.	272,405	1,033
*	Interflex Co. Ltd.	140,528	1,027
*	Enplus Co. Ltd.	916,902	893
*	Enzychem Lifesciences Corp.	835,938	856
*	Hyosung Chemical Corp.	28,283	816
*	Medipost Co. Ltd.	161,161	769
*	HS Hyosung Corp.	22,136	639
*,3	Kuk-il Paper Manufacturing Co. Ltd.	1,083,583	628
	Maeil Dairies Co. Ltd.	22,224	618
	Jeil Pharmaceutical Co. Ltd.	59,980	609

Total International Stock Index Fund
		Shares	Market Value• ($000)
	LOTTE Himart Co. Ltd.	96,869	560
*	KUMHOE&C Co. Ltd.	254,188	531
	Kolon Corp.	46,488	485
*	HJ Shipbuilding & Construction Co. Ltd.	213,967	354
*	Wonik Holdings Co. Ltd.	176,935	284
*	Sangsangin Co. Ltd.	203,030	245
	Eusu Holdings Co. Ltd.	66,115	245
	CJ Freshway Corp.	17,567	225
*	Com2uS Holdings Corp.	12,171	205
	Hansol Holdings Co. Ltd.	38,167	64
	Nature Holdings Co. Ltd.	5,880	42
			12,470,923
Spain (1.7%)
	Iberdrola SA	83,875,222	1,245,928
	Banco Santander SA	209,599,295	1,023,975
	Industria de Diseno Textil SA	14,643,636	834,902
	Banco Bilbao Vizcaya Argentaria SA	79,373,058	790,133
	Amadeus IT Group SA	6,074,624	440,370
	CaixaBank SA	55,149,119	336,066
	Ferrovial SE	7,219,808	289,751
[2]	Cellnex Telecom SA	7,808,418	286,770
	Telefonica SA	58,281,201	273,493
[2]	Aena SME SA	981,336	217,484
	Repsol SA	16,401,299	205,318
	Banco de Sabadell SA	73,240,397	142,847
	ACS Actividades de Construccion y Servicios SA	2,703,224	129,634
	Redeia Corp. SA	6,025,418	111,565
	Endesa SA	4,409,074	95,153
	Bankinter SA	8,983,834	73,294
	Merlin Properties Socimi SA	6,029,851	67,283
	Enagas SA	3,458,692	49,063
	Naturgy Energy Group SA	1,748,077	43,525
*	Grifols SA	3,667,432	41,168
	Acciona SA	318,869	40,921
	Mapfre SA	13,763,606	39,345
	Viscofan SA	516,792	34,561
	Vidrala SA	318,549	34,445
	Fluidra SA	1,256,007	33,948
	Inmobiliaria Colonial Socimi SA	4,991,034	30,251
	Indra Sistemas SA	1,698,460	29,943
[2]	Unicaja Banco SA	21,576,041	27,123
	Logista Integral SA	871,378	26,697
	Acerinox SA	2,718,611	24,911
	Laboratorios Farmaceuticos Rovi SA	288,623	24,518
	Sacyr SA	6,484,507	21,593
	Faes Farma SA	4,287,916	16,469
	Corp. ACCIONA Energias Renovables SA	780,268	16,153
	CIE Automotive SA	598,282	16,054
	Construcciones y Auxiliar de Ferrocarriles SA	354,951	14,041
	Pharma Mar SA	178,270	13,732
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	9,481,721	11,989
*,1	Solaria Energia y Medio Ambiente SA	1,138,364	11,940
	Almirall SA	1,194,289	11,664
	Melia Hotels International SA	1,473,548	10,968
	Lar Espana Real Estate Socimi SA	867,657	7,750
*	Tecnicas Reunidas SA	624,863	7,558
	Fomento de Construcciones y Contratas SA	480,544	6,723
[2]	Gestamp Automocion SA	2,153,914	6,326
[2]	Neinor Homes SA	370,853	6,087
	Atresmedia Corp. de Medios de Comunicacion SA	1,216,312	5,767
	Ence Energia y Celulosa SA	1,750,536	5,475
[2]	Global Dominion Access SA	1,527,311	4,330
[1]	Prosegur Cia de Seguridad SA	1,932,629	3,971
[2]	Prosegur Cash SA	4,353,063	2,545
*	Distribuidora Internacional de Alimentacion SA	182,943,725	2,492
*,1	Applus Services SA	135,453	1,877
	Banco Santander SA (XMEX)	4	—
			7,249,889

Total International Stock Index Fund
		Shares	Market Value• ($000)
Sweden (2.2%)
	Investor AB Class B	23,758,622	672,466
	Volvo AB Class B	22,770,449	593,098
	Atlas Copco AB Class A	35,383,587	583,950
	Assa Abloy AB Class B	13,573,911	425,172
	Telefonaktiebolaget LM Ericsson Class B	38,665,018	324,172
	Atlas Copco AB Class B	20,960,965	304,766
	Skandinaviska Enskilda Banken AB Class A	21,228,099	299,810
	Sandvik AB	15,031,517	295,874
	Hexagon AB Class B	29,404,199	274,904
	EQT AB	8,781,210	254,769
	Swedbank AB Class A	12,023,408	243,961
[2]	Evolution AB	2,531,059	239,304
	Essity AB Class B	8,413,264	237,748
	Investor AB Class A	7,414,474	210,504
	Svenska Handelsbanken AB Class A	19,441,856	202,013
	Alfa Laval AB	4,309,667	190,788
	Epiroc AB Class A	8,716,133	170,229
[1]	H & M Hennes & Mauritz AB Class B	8,278,705	123,413
	Boliden AB	3,817,151	119,416
	Svenska Cellulosa AB SCA Class B	8,350,888	110,560
	Indutrade AB	3,721,881	101,275
	Telia Co. AB	34,499,238	100,335
	Nibe Industrier AB Class B	20,277,847	98,318
	Trelleborg AB Class B	2,937,088	97,703
	Skanska AB Class B	4,750,566	96,712
	Lifco AB Class B	3,168,705	94,548
	Saab AB Class B	4,483,706	92,090
	Epiroc AB Class B	5,225,018	90,012
	SKF AB Class B	4,710,221	89,343
	AddTech AB Class B	3,114,468	86,711
	Beijer Ref AB Class B	5,697,092	85,819
	Industrivarden AB Class C	2,449,960	84,210
	Securitas AB Class B	6,772,974	79,677
*	Swedish Orphan Biovitrum AB	2,551,268	79,595
	Tele2 AB Class B	7,327,726	76,891
*	Castellum AB	5,965,969	74,710
	AAK AB	2,432,453	69,828
	Sagax AB Class B	2,874,027	69,261
*	Fastighets AB Balder Class B	8,844,664	68,807
*	Sectra AB Class B	2,112,218	56,256
	Getinge AB Class B	3,111,972	55,053
	Investment AB Latour Class B	1,978,964	54,623
	Lagercrantz Group AB Class B	2,658,791	52,070
	L E Lundbergforetagen AB Class B	1,029,770	50,984
	Nordnet AB publ	2,397,393	49,884
	Sweco AB Class B	2,810,343	47,507
	Industrivarden AB Class A	1,362,563	46,996
	Volvo AB Class A	1,766,367	46,348
[2]	Thule Group AB	1,352,228	45,262
	Holmen AB Class B	1,081,593	42,742
	Fortnox AB	6,896,155	42,103
	Mycronic AB	1,048,556	40,849
	Wihlborgs Fastigheter AB	3,713,919	39,040
	SSAB AB Class B	7,775,382	36,678
	Avanza Bank Holding AB	1,752,563	36,506
*,1	Embracer Group AB Class B	12,488,348	36,111
	Hemnet Group AB	1,108,058	34,925
	Axfood AB	1,506,391	33,633
	Hexpol AB	3,466,953	32,967
[1]	Husqvarna AB Class B	4,756,717	30,720
	Loomis AB Class B	957,342	29,993
[2]	Munters Group AB	1,821,616	29,509
	Elekta AB Class B	4,812,327	28,990
	Fabege AB	3,511,019	28,000
*,2	BoneSupport Holding AB	863,487	27,189
	Bure Equity AB	755,278	27,051
	Billerud Aktiebolag	3,046,029	27,046
*,2	Sinch AB	8,628,488	25,767
*	Camurus AB	445,435	25,049

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Electrolux AB Class B	2,898,901	24,330
[2]	Dometic Group AB	4,469,135	24,269
*	Kinnevik AB Class B	3,386,180	24,098
	Catena AB	507,953	23,284
	Nyfosa AB	2,221,764	22,476
	Wallenstam AB Class B	4,622,003	21,861
	Electrolux Professional AB Class B	3,158,534	21,775
*	Betsson AB Class B	1,622,831	21,610
	Pandox AB Class B	1,229,088	21,372
	Vitec Software Group AB Class B	477,704	20,821
[2]	Bravida Holding AB	2,803,438	20,812
	Peab AB Class B	2,670,381	20,355
	AFRY AB	1,351,561	20,336
	Vitrolife AB	909,927	20,243
	Lindab International AB	954,563	20,012
	AddLife AB Class B	1,521,065	19,330
*,1	Volvo Car AB Class B	8,855,312	19,134
	MIPS AB	366,862	17,994
	Hufvudstaden AB Class A	1,505,129	17,789
	Granges AB	1,468,883	17,355
	NCC AB Class B	1,156,142	17,209
	Addnode Group AB Class B	1,690,595	16,961
	SSAB AB Class A	3,396,369	16,341
	Alleima AB	2,611,900	15,961
	Storskogen Group AB Class B	19,183,151	15,924
	HMS Networks AB	418,235	15,562
[1]	NCAB Group AB	2,485,358	15,325
	JM AB	900,840	15,267
	Bufab AB	410,617	14,734
	Nolato AB Class B	2,434,964	12,792
	Cibus Nordic Real Estate AB publ	784,071	12,661
	Atrium Ljungberg AB Class B	619,281	12,423
*,2	Scandic Hotels Group AB	1,838,763	11,881
	Bilia AB Class A	974,257	11,486
	Biotage AB	762,320	11,449
	INVISIO AB	448,267	11,335
*	Sdiptech AB Class B	495,648	11,192
	Medicover AB Class B	639,444	11,029
	Troax Group AB	535,750	10,887
	Arjo AB Class B	3,113,491	10,269
	Truecaller AB Class B	2,289,123	10,244
*	Hexatronic Group AB	2,497,550	10,230
	Instalco AB	3,326,778	10,139
	Beijer Alma AB	600,770	9,679
	Dios Fastigheter AB	1,217,096	9,078
	SkiStar AB	564,956	8,700
*	Modern Times Group MTG AB Class B	1,216,936	8,682
	Ratos AB Class B	2,706,287	8,649
*,2	Boozt AB	772,158	8,633
[1]	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	16,119,435	8,569
	Clas Ohlson AB Class B	508,821	8,427
	NP3 Fastigheter AB	360,643	8,411
	Sagax AB	2,702,941	8,095
	MEKO AB	560,891	7,544
	Cloetta AB Class B	2,903,424	7,299
*	Better Collective A/S	542,499	7,129
	Systemair AB	928,879	7,105
[2]	Attendo AB	1,554,463	6,925
*,1,2	BioArctic AB Class B	468,977	6,489
	Platzer Fastigheter Holding AB Class B	745,823	6,311
[1]	Svenska Handelsbanken AB Class B	428,485	5,774
	Fagerhult Group AB	943,656	5,327
	Corem Property Group AB Class B	7,399,555	4,997
	Investment AB Oresund	444,944	4,734
*	Stillfront Group AB	6,215,426	4,323
*	Norion Bank AB	1,108,383	4,322
	Skandinaviska Enskilda Banken AB Class C	241,960	3,470
	Volati AB	362,594	3,359
*	Intrum AB	625,702	2,028
[1]	Samhallsbyggnadsbolaget i Norden AB	2,076,635	1,806

Total International Stock Index Fund
		Shares	Market Value• ($000)
	NCC AB Class A	33,477	498
*,3	OW Bunker A/S	129,331	—
			9,569,533
Switzerland (5.5%)
	Nestle SA (Registered)	35,888,312	3,391,181
	Novartis AG (Registered)	28,464,323	3,088,558
	Roche Holding AG	9,645,068	2,989,040
	UBS Group AG (Registered)	44,758,431	1,369,070
	ABB Ltd. (Registered)	22,121,023	1,229,290
	Zurich Insurance Group AG	2,009,232	1,184,654
	Cie Financiere Richemont SA (Registered) Class A	7,407,102	1,078,478
	Holcim AG	7,835,194	769,422
	Alcon AG	6,882,177	632,147
	Lonza Group AG (Registered)	975,927	600,515
	Sika AG (Registered)	2,117,207	589,679
	Givaudan SA (Registered)	110,830	526,160
	Swiss Re AG	4,049,024	517,009
	Partners Group Holding AG	307,960	423,700
	Swiss Life Holding AG (Registered)	400,148	325,841
	Geberit AG (Registered)	464,413	290,949
	Sandoz Group AG	5,999,129	273,490
	Sonova Holding AG (Registered)	680,898	249,166
	SGS SA (Registered)	2,075,276	219,703
	Swisscom AG (Registered)	354,481	215,979
	Straumann Holding AG (Registered)	1,490,505	196,507
	Logitech International SA (Registered)	2,158,085	176,708
	Kuehne + Nagel International AG (Registered)	706,050	176,258
[1]	Roche Holding AG (Bearer)	517,405	175,847
	Julius Baer Group Ltd.	2,835,745	172,900
	Schindler Holding AG	567,509	165,161
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,405	163,639
	Chocoladefabriken Lindt & Spruengli AG	13,528	159,579
[2]	VAT Group AG	358,500	149,277
	Baloise Holding AG (Registered)	631,773	120,908
	Swiss Prime Site AG (Registered)	1,067,790	115,836
	SIG Group AG	4,605,377	99,385
	PSP Swiss Property AG (Registered)	630,799	89,580
	Barry Callebaut AG (Registered)	49,659	87,096
	Swatch Group AG	423,313	86,865
	Belimo Holding AG (Registered)	129,427	85,737
	Georg Fischer AG (Registered)	1,146,208	83,169
	Schindler Holding AG (Registered)	289,724	82,598
	Helvetia Holding AG (Registered)	485,252	81,964
	EMS-Chemie Holding AG (Registered)	98,966	76,111
*	Galderma Group AG	805,332	75,452
	Siegfried Holding AG (Registered)	57,326	74,882
	Accelleron Industries AG	1,310,265	70,253
	Adecco Group AG (Registered)	2,229,481	69,742
	Flughafen Zurich AG (Registered)	264,271	62,300
[2]	Galenica AG	681,579	59,319
	Avolta AG	1,468,578	58,388
	Temenos AG (Registered)	822,916	56,999
	Tecan Group AG (Registered)	177,590	44,872
	BKW AG	251,958	44,269
	Clariant AG (Registered)	3,149,096	43,765
	Swissquote Group Holding SA (Registered)	121,101	41,195
	Banque Cantonale Vaudoise (Registered)	393,917	39,253
	Sulzer AG (Registered)	242,302	37,354
	Cembra Money Bank AG	406,325	36,591
	Allreal Holding AG (Registered)	203,125	36,142
	DKSH Holding AG	497,254	35,524
	Bucher Industries AG (Registered)	90,555	35,269
	SFS Group AG	244,893	35,041
	Bachem Holding AG	435,336	34,453
	Comet Holding AG (Registered)	103,639	34,384
	dormakaba Holding AG	42,850	32,675
	Inficon Holding AG (Registered)	27,116	32,489
	Burckhardt Compression Holding AG	43,652	32,092
	Mobimo Holding AG (Registered)	98,457	30,509

Total International Stock Index Fund
		Shares	Market Value• ($000)
	VZ Holding AG	183,804	29,660
	Emmi AG (Registered)	29,250	27,801
	Landis+Gyr Group AG	326,037	26,264
	Interroll Holding AG (Registered)	9,719	25,559
	Valiant Holding AG (Registered)	217,031	25,294
	Kardex Holding AG (Registered)	81,611	24,896
	Vontobel Holding AG (Registered)	382,253	24,885
*	Aryzta AG	13,079,954	23,131
	Swatch Group AG (Registered)	555,741	22,517
	Ypsomed Holding AG (Registered)	50,277	22,300
	Stadler Rail AG	744,756	21,279
	Huber + Suhner AG (Registered)	223,529	21,156
	ALSO Holding AG (Registered)	79,128	21,046
	St. Galler Kantonalbank AG (Registered)	38,188	18,622
	EFG International AG	1,345,504	18,387
	Bossard Holding AG (Registered) Class A	73,723	17,713
	Daetwyler Holding AG	101,996	17,179
	Softwareone Holding AG	1,467,922	13,264
	SKAN Group AG	148,247	13,261
*	ams-OSRAM AG	1,363,376	13,216
	Forbo Holding AG (Registered)	13,129	12,907
	OC Oerlikon Corp. AG Pfaffikon (Registered)	2,604,178	11,924
[2]	Medacta Group SA	86,142	11,456
	Intershop Holding AG	75,414	10,608
*,2	Sensirion Holding AG	144,452	10,531
*	Arbonia AG	729,132	10,265
	COSMO Pharmaceuticals NV	132,035	10,220
	LEM Holding SA (Registered)	6,617	8,822
*,1	Basilea Pharmaceutica AG Allschwil (Registered)	170,422	8,459
	Komax Holding AG (Registered)	66,400	8,442
	Bell Food Group AG (Registered)	26,366	8,083
	u-blox Holding AG	97,720	7,479
	Implenia AG (Registered)	208,490	7,369
	Zehnder Group AG	126,749	7,078
[1]	Autoneum Holding AG	51,223	6,864
*,2	PolyPeptide Group AG	203,477	6,788
	Bystronic AG	17,490	6,678
*,1	DocMorris AG	160,932	6,327
	Schweiter Technologies AG	12,932	5,906
	Vetropack Holding AG (Registered) Class A	171,811	5,696
*,2	Montana Aerospace AG	306,396	5,412
	Investis Holding SA	38,386	4,892
	Rieter Holding AG (Registered)	40,779	4,317
	Leonteq AG	139,666	4,086
*,2	Medartis Holding AG	63,201	4,055
[2]	Medmix AG	328,784	3,774
	VP Bank AG Class A	39,659	3,347
	APG SGA SA	13,792	3,149
*,1	Idorsia Ltd.	1,931,021	2,213
[1]	PIERER Mobility AG	124,607	1,715
			24,298,660
Taiwan (5.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	335,038,748	10,506,643
	Hon Hai Precision Industry Co. Ltd.	166,472,135	1,067,040
	MediaTek Inc.	20,663,239	804,383
	Delta Electronics Inc.	30,157,649	372,474
	Quanta Computer Inc.	37,049,648	336,460
	Fubon Financial Holding Co. Ltd.	113,475,910	316,990
	Cathay Financial Holding Co. Ltd.	128,489,646	271,363
	CTBC Financial Holding Co. Ltd.	228,603,922	253,425
	United Microelectronics Corp.	159,036,905	229,450
	ASE Technology Holding Co. Ltd.	47,109,461	222,159
	Mega Financial Holding Co. Ltd.	164,442,360	200,356
	Chunghwa Telecom Co. Ltd.	50,244,198	190,724
	Uni-President Enterprises Corp.	66,794,979	187,053
	E.Sun Financial Holding Co. Ltd.	212,075,701	180,335
	Asustek Computer Inc.	9,827,511	173,533
	Yuanta Financial Holding Co. Ltd.	172,709,790	173,222
	First Financial Holding Co. Ltd.	154,079,630	129,744

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Wistron Corp.	37,894,524	127,370
	Accton Technology Corp.	7,408,436	124,489
[1]	Novatek Microelectronics Corp.	7,974,121	123,211
	Taiwan Cooperative Financial Holding Co. Ltd.	152,856,545	119,514
	SinoPac Financial Holdings Co. Ltd.	164,563,382	116,820
	KGI Financial Holding Co. Ltd.	219,276,115	112,987
	Hua Nan Financial Holdings Co. Ltd.	143,011,201	112,771
	China Steel Corp.	157,577,247	110,210
	Yageo Corp.	6,476,025	110,147
	E Ink Holdings Inc.	11,019,378	103,133
	Largan Precision Co. Ltd.	1,421,346	99,552
	Realtek Semiconductor Corp.	6,627,988	97,249
	Chailease Holding Co. Ltd.	20,252,630	94,839
	Nan Ya Plastics Corp.	72,303,133	93,157
	TCC Group Holdings Co. Ltd.	92,515,758	91,907
	Hotai Motor Co. Ltd.	4,532,817	91,223
	Evergreen Marine Corp. Taiwan Ltd.	14,192,711	89,927
	eMemory Technology Inc.	924,253	89,870
	Unimicron Technology Corp.	18,107,661	88,434
	Lite-On Technology Corp.	27,780,809	87,087
	Pegatron Corp.	28,455,541	86,282
[1]	International Games System Co. Ltd.	2,729,052	86,108
*	Shin Kong Financial Holding Co. Ltd.	226,959,929	80,309
	Formosa Plastics Corp.	51,963,724	76,205
	Asia Vital Components Co. Ltd.	3,968,998	76,033
	Taiwan Mobile Co. Ltd.	20,680,541	72,888
	President Chain Store Corp.	7,822,379	71,824
	Silergy Corp.	4,584,644	71,128
*	PharmaEssentia Corp.	3,566,000	69,739
	Chroma ATE Inc.	5,510,121	69,647
	Wiwynn Corp.	1,208,000	68,678
	Far EasTone Telecommunications Co. Ltd.	24,622,569	67,992
	Alchip Technologies Ltd.	1,060,520	65,692
	Shanghai Commercial & Savings Bank Ltd.	52,027,048	64,630
[1]	Jentech Precision Industrial Co. Ltd.	1,417,802	63,669
	Advantech Co. Ltd.	6,378,803	62,513
	Compal Electronics Inc.	56,559,652	62,088
	Catcher Technology Co. Ltd.	8,431,062	61,363
	Voltronic Power Technology Corp.	911,425	59,939
	King Yuan Electronics Co. Ltd.	15,472,721	58,315
	Formosa Chemicals & Fibre Corp.	47,589,437	56,774
[1]	Elite Material Co. Ltd.	4,230,298	53,976
[1]	Gigabyte Technology Co. Ltd.	6,826,160	53,802
	ASPEED Technology Inc.	423,660	53,723
	Chang Hwa Commercial Bank Ltd.	97,691,126	53,681
	Airtac International Group	1,895,008	52,454
	Lotes Co. Ltd.	1,031,173	52,444
	Micro-Star International Co. Ltd.	9,511,460	52,029
	Innolux Corp.	103,813,241	50,048
	Yang Ming Marine Transport Corp.	24,342,962	49,977
	Asia Cement Corp.	34,165,955	49,647
	Acer Inc.	39,978,771	49,541
[1]	Inventec Corp.	35,793,836	49,504
	Far Eastern New Century Corp.	40,760,493	47,035
	WPG Holdings Ltd.	20,631,420	46,876
	Eclat Textile Co. Ltd.	2,764,128	46,203
[1]	Globalwafers Co. Ltd.	3,511,436	45,709
	Global Unichip Corp.	1,217,525	45,515
	Eva Airways Corp.	37,640,943	43,472
	Synnex Technology International Corp.	18,908,184	41,531
	Chicony Electronics Co. Ltd.	8,187,280	41,289
	Taiwan Business Bank	84,653,106	40,721
	Tripod Technology Corp.	6,882,270	40,623
	Vanguard International Semiconductor Corp.	13,726,369	40,516
*	Tatung Co. Ltd.	29,491,778	40,252
	Radiant Opto-Electronics Corp.	6,169,517	40,157
	AUO Corp.	77,582,699	39,970
	Foxconn Technology Co. Ltd.	15,411,233	38,118
	Cheng Shin Rubber Industry Co. Ltd.	25,580,063	36,739
	Powertech Technology Inc.	9,427,231	36,709

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Pou Chen Corp.	30,880,366	36,104
	Walsin Lihwa Corp.	37,737,022	34,586
	Sino-American Silicon Products Inc.	7,077,540	34,255
	Wan Hai Lines Ltd.	12,836,274	33,984
	Phison Electronics Corp.	2,316,894	33,251
	King Slide Works Co. Ltd.	879,930	33,057
	Taishin Financial Holding Co. Ltd.	61,702,573	32,784
	Bizlink Holding Inc.	2,226,425	32,095
	Lien Hwa Industrial Holdings Corp.	17,033,924	31,631
	Makalot Industrial Co. Ltd.	2,919,650	31,323
	Ruentex Development Co. Ltd.	21,558,196	30,949
	Zhen Ding Technology Holding Ltd.	8,785,214	30,294
[1]	Feng TAY Enterprise Co. Ltd.	6,866,817	30,186
	Chung-Hsin Electric & Machinery Manufacturing Corp.	6,139,593	29,880
[1]	Fortune Electric Co. Ltd.	1,784,100	29,863
	Hiwin Technologies Corp.	4,022,687	29,297
	Taichung Commercial Bank Co. Ltd.	52,879,533	29,095
	Teco Electric & Machinery Co. Ltd.	19,023,034	29,076
	Compeq Manufacturing Co. Ltd.	15,312,494	29,002
	ASMedia Technology Inc.	582,775	28,746
	Nien Made Enterprise Co. Ltd.	1,923,202	28,658
	Formosa Petrochemical Corp.	19,002,003	28,454
	China Airlines Ltd.	40,105,442	27,969
	MPI Corp.	1,121,000	27,610
	WT Microelectronics Co. Ltd.	8,047,360	27,082
	Highwealth Construction Corp.	21,068,799	26,465
	Taiwan High Speed Rail Corp.	29,012,487	26,313
[1]	Goldsun Building Materials Co. Ltd.	15,468,982	25,610
	Simplo Technology Co. Ltd.	2,415,139	25,460
*	Winbond Electronics Corp.	42,824,041	25,347
	Shihlin Electric & Engineering Corp.	3,940,293	24,649
	Giant Manufacturing Co. Ltd.	4,348,931	24,519
	Gold Circuit Electronics Ltd.	4,260,846	24,477
[1]	Sinbon Electronics Co. Ltd.	2,953,391	24,175
*	Powerchip Semiconductor Manufacturing Corp.	43,356,000	23,939
[1]	United Integrated Services Co. Ltd.	2,263,603	23,511
	TA Chen Stainless Pipe	23,222,994	23,390
	Parade Technologies Ltd.	1,046,732	22,787
	Faraday Technology Corp.	3,128,216	22,227
	Tong Yang Industry Co. Ltd.	6,610,142	21,858
	Topco Scientific Co. Ltd.	2,263,440	21,851
	Qisda Corp.	19,001,660	21,142
	IBF Financial Holdings Co. Ltd.	46,208,239	21,097
*	Nanya Technology Corp.	16,152,186	20,916
*	Win Semiconductors Corp.	5,625,163	20,829
*,1	Oneness Biotech Co. Ltd.	5,146,407	20,248
	King's Town Bank Co. Ltd.	13,043,696	20,009
[1]	AURAS Technology Co. Ltd.	986,000	19,812
	Wistron NeWeb Corp.	5,173,441	19,331
	Tung Ho Steel Enterprise Corp.	8,401,069	19,205
	Fositek Corp.	738,683	19,013
	Capital Securities Corp.	27,687,508	18,990
	Macronix International Co. Ltd.	25,097,546	18,689
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,921,575	18,633
	Merida Industry Co. Ltd.	3,421,004	18,633
	Getac Holdings Corp.	5,415,752	18,583
	Taiwan Fertilizer Co. Ltd.	10,303,225	18,261
[1]	Sanyang Motor Co. Ltd.	8,408,689	18,164
	Ruentex Industries Ltd.	7,651,322	18,055
[1]	Jinan Acetate Chemical Co. Ltd.	674,827	17,699
[1]	Mitac Holdings Corp.	12,645,570	17,645
	Poya International Co. Ltd.	1,126,137	17,503
[1]	Run Long Construction Co. Ltd.	11,563,729	17,285
[1]	Taiwan Union Technology Corp.	3,481,239	17,238
	YFY Inc.	17,916,047	17,010
[1]	Bora Pharmaceuticals Co. Ltd.	755,891	16,944
[1]	AP Memory Technology Corp.	1,834,146	16,886
	Chipbond Technology Corp.	8,531,255	16,658
	Genius Electronic Optical Co. Ltd.	1,173,565	16,174
[1]	Century Iron & Steel Industrial Co. Ltd.	2,505,000	15,930

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Kinik Co.	1,673,479	15,691
	Fusheng Precision Co. Ltd.	1,691,000	15,578
[1]	Yulon Finance Corp.	3,562,728	15,429
	Elan Microelectronics Corp.	3,430,344	15,412
	Acter Group Corp. Ltd.	1,409,168	15,407
	Wisdom Marine Lines Co. Ltd.	6,774,487	15,374
[1]	L&K Engineering Co. Ltd.	2,200,386	15,222
	Taiwan Secom Co. Ltd.	3,501,339	14,824
	Everlight Electronics Co. Ltd.	5,681,687	14,762
	XinTec Inc.	2,238,714	14,445
[1]	Yulon Motor Co. Ltd.	8,144,958	14,400
	Lotus Pharmaceutical Co. Ltd.	1,842,189	14,298
*,1	Nan Kang Rubber Tire Co. Ltd.	9,708,745	14,292
	Ennostar Inc.	9,884,740	14,263
	Gudeng Precision Industrial Co. Ltd.	851,969	14,102
	Feng Hsin Steel Co. Ltd.	5,386,000	14,009
	Depo Auto Parts Ind Co. Ltd.	1,870,025	13,951
*	HTC Corp.	10,256,079	13,905
	TXC Corp.	3,824,090	13,858
[1]	Walsin Technology Corp.	4,469,615	13,734
	Ta Ya Electric Wire & Cable	9,701,828	13,658
	Far Eastern International Bank	33,184,424	13,569
	Supreme Electronics Co. Ltd.	6,661,396	13,540
	Foxsemicon Integrated Technology Inc.	1,286,131	13,514
	Sigurd Microelectronics Corp.	5,952,585	13,461
[1]	Taiwan Surface Mounting Technology Corp.	4,067,113	13,362
[1]	Silicon Integrated Systems Corp.	5,556,083	13,186
*	Lumosa Therapeutics Co. Ltd.	1,123,000	13,122
	Huaku Development Co. Ltd.	3,572,841	13,009
[1]	EZconn Corp.	917,000	12,920
	Eternal Materials Co. Ltd.	13,348,185	12,876
	Sercomm Corp.	3,773,250	12,854
*	China Petrochemical Development Corp.	51,616,204	12,807
	Fitipower Integrated Technology Inc.	1,655,121	12,604
	All Ring Tech Co. Ltd.	919,000	12,588
[1]	momo.com Inc.	1,077,432	12,502
	Kinsus Interconnect Technology Corp.	3,789,758	12,408
	Grand Process Technology Corp.	255,701	12,405
	Kinpo Electronics	16,378,193	12,283
[1]	Solar Applied Materials Technology Corp.	6,351,689	12,184
	Great Wall Enterprise Co. Ltd.	7,644,455	12,175
	Pixart Imaging Inc.	1,631,804	12,161
	CTCI Corp.	8,839,642	12,034
	Far Eastern Department Stores Ltd.	15,133,887	12,029
*	Elite Advanced Laser Corp.	1,836,862	11,924
	AUO Corp. ADR	2,315,860	11,869
	VisEra Technologies Co. Ltd.	1,392,000	11,859
	Nan Ya Printed Circuit Board Corp.	2,933,556	11,843
[1]	Transcend Information Inc.	3,939,325	11,740
	Ennoconn Corp.	1,306,996	11,726
	Nan Pao Resins Chemical Co. Ltd.	1,323,000	11,632
	Shin Zu Shing Co. Ltd.	2,173,082	11,625
	Yungshin Construction & Development Co. Ltd.	1,774,142	11,597
	Systex Corp.	2,820,140	11,541
	Primax Electronics Ltd.	4,619,882	11,531
	Arcadyan Technology Corp.	2,366,082	11,510
*,1	Taiwan Glass Industry Corp.	18,594,615	11,190
	Coretronic Corp.	5,201,212	11,054
	Center Laboratories Inc.	7,244,352	11,050
[1]	Visual Photonics Epitaxy Co. Ltd.	2,561,609	11,032
	Kaori Heat Treatment Co. Ltd.	1,112,344	10,854
	Airoha Technology Corp.	568,000	10,774
	Test Research Inc.	2,631,878	10,765
	Charoen Pokphand Enterprise	3,518,374	10,669
*	Mercuries Life Insurance Co. Ltd.	49,411,350	10,512
	President Securities Corp.	13,206,690	10,502
	Chunghwa Telecom Co. Ltd. ADR	277,613	10,463
	Wah Lee Industrial Corp.	2,775,768	10,427
	WinWay Technology Co. Ltd.	256,387	10,277
	Chicony Power Technology Co. Ltd.	2,637,000	10,250

Total International Stock Index Fund
		Shares	Market Value• ($000)
	U-Ming Marine Transport Corp.	5,933,610	10,230
	Shinkong Insurance Co. Ltd.	3,349,000	10,187
	Allis Electric Co. Ltd.	2,971,891	10,170
	Tong Hsing Electronic Industries Ltd.	2,562,494	10,142
[1]	Via Technologies Inc.	2,800,909	9,926
	LandMark Optoelectronics Corp.	991,155	9,758
	I-Chiun Precision Industry Co. Ltd.	2,553,016	9,641
[1]	FLEXium Interconnect Inc.	4,135,334	9,632
[1]	Gloria Material Technology Corp.	6,768,126	9,624
[1]	ADATA Technology Co. Ltd.	3,673,958	9,589
	Shinkong Synthetic Fibers Corp.	20,301,312	9,584
	Sitronix Technology Corp.	1,381,567	9,465
	Ardentec Corp.	5,645,391	9,447
	Cheng Loong Corp.	12,722,761	9,413
	Merry Electronics Co. Ltd.	2,860,590	9,340
	Asia Optical Co. Inc.	2,939,519	9,208
[1]	EVERGREEN Steel Corp.	2,910,000	9,200
	Raydium Semiconductor Corp.	874,000	9,166
	Pan Jit International Inc.	5,356,398	9,154
	Scientech Corp.	661,000	9,067
	ChipMOS Technologies Inc.	8,240,348	9,058
[1]	AcBel Polytech Inc.	9,142,328	9,017
[1]	Sunonwealth Electric Machine Industry Co. Ltd.	3,033,000	8,951
[1]	C Sun Manufacturing Ltd.	1,404,090	8,832
	O-Bank Co. Ltd.	28,145,547	8,594
	Formosa Taffeta Co. Ltd.	13,932,498	8,572
	Yieh Phui Enterprise Co. Ltd.	18,223,813	8,555
*	Microbio Co. Ltd.	7,114,733	8,379
	Taiwan Paiho Ltd.	3,352,592	8,367
	Chang Wah Electromaterials Inc.	4,974,000	8,361
	Farglory Land Development Co. Ltd.	3,968,158	8,297
	Taiwan Cogeneration Corp.	6,142,810	8,200
*,1	EirGenix Inc.	2,830,277	8,143
	Kenda Rubber Industrial Co. Ltd.	8,798,097	8,133
	SDI Corp.	2,206,876	8,109
[1]	Orient Semiconductor Electronics Ltd.	6,850,208	8,102
	CyberPower Systems Inc.	840,000	8,016
*	HannStar Display Corp.	28,315,793	7,952
[1]	Dynamic Holding Co. Ltd.	3,888,365	7,952
	M31 Technology Corp.	348,276	7,896
*	Unitech Printed Circuit Board Corp.	8,461,218	7,822
	Sakura Development Co. Ltd.	4,983,360	7,804
	China Motor Corp.	3,602,222	7,641
[1]	Chung Hung Steel Corp.	11,952,000	7,620
	Clevo Co.	4,409,546	7,559
	Allied Supreme Corp.	735,000	7,545
	Hotai Finance Co. Ltd.	2,667,120	7,527
[1]	Cheng Uei Precision Industry Co. Ltd.	3,777,595	7,482
	Tainan Spinning Co. Ltd.	15,711,940	7,413
	Grape King Bio Ltd.	1,571,683	7,356
	Chong Hong Construction Co. Ltd.	2,717,790	7,346
[1]	JPC connectivity Inc.	1,338,887	7,327
	Greatek Electronics Inc.	4,086,961	7,314
	Ambassador Hotel	4,039,000	7,305
	TSRC Corp.	9,590,009	7,235
	Shiny Chemical Industrial Co. Ltd.	1,386,250	7,214
[1]	Ability Opto-Electronics Technology Co. Ltd.	1,061,703	7,190
[1]	Yankey Engineering Co. Ltd.	748,600	7,179
	Universal Microwave Technology Inc.	763,000	7,169
*,1	Episil Technologies Inc.	4,212,233	7,154
	Standard Foods Corp.	6,061,849	7,100
	Nuvoton Technology Corp.	2,259,000	7,007
[1]	FocalTech Systems Co. Ltd.	2,696,403	6,992
	Taiwan Sakura Corp.	2,699,006	6,970
	ITE Technology Inc.	1,662,399	6,931
[1]	United Microelectronics Corp. ADR	1,006,015	6,881
	Wowprime Corp.	925,593	6,874
[1]	Innodisk Corp.	861,776	6,850
	Pegavision Corp.	587,542	6,810
	Johnson Health Tech Co. Ltd.	1,460,092	6,781

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Chenbro Micom Co. Ltd.	782,000	6,730
	Cathay Real Estate Development Co. Ltd.	8,921,505	6,684
	Kindom Development Co. Ltd.	4,761,850	6,683
	Elite Semiconductor Microelectronics Technology Inc.	3,218,717	6,671
	Hannstar Board Corp.	3,864,604	6,645
	Evergreen International Storage & Transport Corp.	6,943,793	6,619
	TTY Biopharm Co. Ltd.	2,889,457	6,592
*,1	TaiMed Biologics Inc.	2,605,263	6,544
	Wafer Works Corp.	7,249,312	6,538
	China Steel Chemical Corp.	2,165,245	6,533
	Chief Telecom Inc.	449,800	6,528
	Sporton International Inc.	996,138	6,500
[1]	ITEQ Corp.	2,744,177	6,477
	Topkey Corp.	904,000	6,457
	G Shank Enterprise Co. Ltd.	2,406,335	6,456
	Kenmec Mechanical Engineering Co. Ltd.	2,363,363	6,377
	Cleanaway Co. Ltd.	1,119,359	6,375
	Sinon Corp.	4,851,000	6,298
	BES Engineering Corp.	18,702,754	6,293
*	United Renewable Energy Co. Ltd.	18,199,408	6,293
	Global Mixed Mode Technology Inc.	904,342	6,290
	Hsin Kuang Steel Co. Ltd.	3,657,403	6,282
*,1	Andes Technology Corp.	523,000	6,280
	Dynapack International Technology Corp.	1,876,479	6,268
[1]	Quanta Storage Inc.	2,115,136	6,220
	UPI Semiconductor Corp.	817,000	6,194
[1]	LuxNet Corp.	1,469,000	6,183
	Pan-International Industrial Corp.	5,297,613	6,124
	Promate Electronic Co. Ltd.	2,386,000	6,077
	Hu Lane Associate Inc.	1,162,944	6,069
*	TPK Holding Co. Ltd.	4,615,313	5,963
	Taiwan-Asia Semiconductor Corp.	5,509,266	5,893
	Materials Analysis Technology Inc.	709,000	5,890
*	RichWave Technology Corp.	1,130,337	5,814
	Machvision Inc.	528,775	5,809
	Gemtek Technology Corp.	5,280,668	5,762
	Weikeng Industrial Co. Ltd.	5,350,000	5,762
	Continental Holdings Corp.	6,581,000	5,723
	Synmosa Biopharma Corp.	5,051,307	5,693
	Marketech International Corp.	1,208,000	5,662
[1]	Solomon Technology Corp.	1,320,000	5,643
[1]	Kuo Toong International Co. Ltd.	2,996,809	5,624
	AmTRAN Technology Co. Ltd.	8,740,211	5,621
[1]	Taiwan Semiconductor Co. Ltd.	2,896,342	5,605
*,1	Taiwan TEA Corp.	8,676,399	5,600
	Chin-Poon Industrial Co. Ltd.	4,752,799	5,582
	Formosa International Hotels Corp.	894,756	5,558
	Advanced Wireless Semiconductor Co.	1,950,030	5,509
	Thinking Electronic Industrial Co. Ltd.	1,087,000	5,476
[1]	JSL Construction & Development Co. Ltd.	2,028,500	5,468
[1]	Co-Tech Development Corp.	2,993,000	5,467
	Global Brands Manufacture Ltd.	3,011,799	5,425
[1]	Hota Industrial Manufacturing Co. Ltd.	3,152,801	5,410
	Oriental Union Chemical Corp.	9,872,474	5,406
	Advanced Energy Solution Holding Co. Ltd.	339,450	5,397
	Delpha Construction Co. Ltd.	4,445,000	5,391
[1]	Nantex Industry Co. Ltd.	4,996,409	5,377
	Holy Stone Enterprise Co. Ltd.	1,936,982	5,371
*,1	Egis Technology Inc.	926,582	5,370
*	International CSRC Investment Holdings Co.	11,477,159	5,329
	Syncmold Enterprise Corp.	1,701,099	5,301
	Chang Wah Technology Co. Ltd.	4,694,000	5,273
	Universal Cement Corp.	5,611,240	5,270
[1]	Forcecon Tech Co. Ltd.	1,116,000	5,263
*	Sunplus Technology Co. Ltd.	5,845,752	5,261
	Great Tree Pharmacy Co. Ltd.	959,096	5,245
	Posiflex Technology Inc.	818,612	5,242
*	CSBC Corp. Taiwan	9,772,257	5,231
	Universal Vision Biotechnology Co. Ltd.	768,580	5,211
	Brighton-Best International Taiwan Inc.	4,985,367	5,209

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Grand Pacific Petrochemical	13,858,951	5,192
	Soft-World International Corp.	1,221,372	5,181
	Anpec Electronics Corp.	906,000	5,176
	Ton Yi Industrial Corp.	10,059,324	5,123
	YungShin Global Holding Corp.	2,923,898	5,112
	Fulgent Sun International Holding Co. Ltd.	1,531,744	5,104
*,1	CyberTAN Technology Inc.	4,608,006	5,099
[1]	ASROCK Inc.	823,000	5,083
	CMC Magnetics Corp.	14,021,253	5,054
*	Longchen Paper & Packaging Co. Ltd.	12,096,091	5,029
*	General Interface Solution Holding Ltd.	2,854,276	5,018
	USI Corp.	11,509,641	4,997
	Nichidenbo Corp.	2,661,000	4,989
*	Phihong Technology Co. Ltd.	4,237,768	4,939
	TCI Co. Ltd.	1,163,788	4,797
	Evergreen Aviation Technologies Corp.	1,644,000	4,723
	Genesys Logic Inc.	1,045,000	4,719
[1]	Shinfox Energy Co. Ltd.	1,307,000	4,706
[1]	Zyxel Group Corp.	3,625,952	4,669
*,1	OBI Pharma Inc.	2,262,690	4,661
	Chunghwa Precision Test Tech Co. Ltd.	247,368	4,490
[1]	Adlink Technology Inc.	2,100,484	4,460
	Darfon Electronics Corp.	2,962,164	4,441
	TYC Brother Industrial Co. Ltd.	2,410,099	4,413
	TaiDoc Technology Corp.	894,645	4,382
[1]	Channel Well Technology Co. Ltd.	2,290,000	4,382
*	Etron Technology Inc.	3,806,767	4,369
[1]	Actron Technology Corp.	871,577	4,332
	D-Link Corp.	7,312,584	4,313
[1]	Ability Enterprise Co. Ltd.	3,016,904	4,312
[1]	TSEC Corp.	6,470,803	4,305
*	Lung Yen Life Service Corp.	2,968,221	4,257
	Flytech Technology Co. Ltd.	1,590,785	4,233
[1]	Everlight Chemical Industrial Corp.	5,648,329	4,208
	Gamania Digital Entertainment Co. Ltd.	1,716,424	4,188
	PharmaEngine Inc.	1,321,477	4,180
	China Metal Products	3,659,113	4,169
	Hung Sheng Construction Ltd.	5,152,107	4,168
	Infortrend Technology Inc.	3,725,873	4,165
	Xxentria Technology Materials Corp.	2,253,343	4,154
*	Medigen Vaccine Biologics Corp.	3,201,336	4,120
*	Ritek Corp.	9,200,658	4,043
*,1	Fittech Co. Ltd.	802,890	4,019
[1]	ZillTek Technology Corp.	377,000	4,016
	Sampo Corp.	4,491,497	4,007
	Kung Long Batteries Industrial Co. Ltd.	866,599	3,982
	YC INOX Co. Ltd.	5,887,049	3,972
	Huang Hsiang Construction Corp.	2,243,571	3,968
	St. Shine Optical Co. Ltd.	602,727	3,947
	Taiwan PCB Techvest Co. Ltd.	3,381,549	3,947
	Dimerco Express Corp.	1,491,843	3,913
	Brogent Technologies Inc.	706,643	3,905
	Sinyi Realty Inc.	4,160,300	3,882
[1]	Ichia Technologies Inc.	3,123,439	3,870
	Taiflex Scientific Co. Ltd.	2,356,592	3,842
[1]	Waffer Technology Corp.	1,747,500	3,810
[1]	Weltrend Semiconductor	2,080,182	3,763
	UPC Technology Corp.	10,826,277	3,723
[1]	Taiwan Mask Corp.	2,181,000	3,680
	T3EX Global Holdings Corp.	1,389,000	3,678
	Holtek Semiconductor Inc.	2,150,952	3,676
	IEI Integration Corp.	1,549,669	3,654
	Advanced International Multitech Co. Ltd.	1,470,115	3,620
	Cub Elecparts Inc.	1,205,100	3,612
*	RDC Semiconductor Co. Ltd.	536,120	3,585
*	Adimmune Corp.	4,704,575	3,539
	Bank of Kaohsiung Co. Ltd.	9,730,292	3,522
[1]	Alpha Networks Inc.	3,288,750	3,509
	Firich Enterprises Co. Ltd.	3,544,652	3,496
*	Apex International Co. Ltd.	2,597,000	3,492

Total International Stock Index Fund
		Shares	Market Value• ($000)
	KMC Kuei Meng International Inc.	816,000	3,451
*	Career Technology MFG. Co. Ltd.	5,731,270	3,443
	Advanced Ceramic X Corp.	682,971	3,395
*	Chung Hwa Pulp Corp.	5,781,818	3,313
	Namchow Holdings Co. Ltd.	1,909,971	3,260
	Ho Tung Chemical Corp.	12,421,141	3,251
[1]	WUS Printed Circuit Co. Ltd.	2,058,785	3,241
[1]	Sincere Navigation Corp.	4,024,309	3,240
	Chlitina Holding Ltd.	725,231	3,181
[1]	Nidec Chaun-Choung Technology Corp.	491,645	3,177
	Chia Hsin Cement Corp.	5,767,720	3,156
*	Foresee Pharmaceuticals Co. Ltd.	1,305,841	3,154
*	Lealea Enterprise Co. Ltd.	11,161,721	3,133
	China Bills Finance Corp.	6,748,028	3,125
[1]	Formosa Sumco Technology Corp.	849,000	3,109
	Kuo Yang Construction Co. Ltd.	4,785,000	3,106
	Rechi Precision Co. Ltd.	3,849,896	3,080
[1]	Motech Industries Inc.	4,135,988	3,074
	Mercuries & Associates Holding Ltd.	5,839,111	3,047
*	China Man-Made Fiber Corp.	12,691,236	3,046
*	Polaris Group	1,979,000	3,040
*	Shining Building Business Co. Ltd.	9,371,769	3,033
	Chun Yuan Steel Industry Co. Ltd.	5,365,000	3,024
	Altek Corp.	2,957,823	3,022
	Sunny Friend Environmental Technology Co. Ltd.	1,012,675	3,011
[1]	Tong-Tai Machine & Tool Co. Ltd.	3,070,126	2,995
[1]	China General Plastics Corp.	6,031,597	2,993
	KEE TAI Properties Co. Ltd.	6,022,988	2,987
	Amazing Microelectronic Corp.	993,526	2,969
	Wei Chuan Foods Corp.	5,320,507	2,967
	Bioteque Corp.	777,525	2,958
	FSP Technology Inc.	1,631,071	2,948
	Rich Development Co. Ltd.	9,359,885	2,889
	Sonix Technology Co. Ltd.	1,963,316	2,835
	Tung Thih Electronic Co. Ltd.	910,929	2,802
[1]	Lingsen Precision Industries Ltd.	4,740,421	2,795
	Kaimei Electronic Corp.	1,416,200	2,795
	Ultra Chip Inc.	1,008,000	2,791
	Sensortek Technology Corp.	348,000	2,776
	Gourmet Master Co. Ltd.	1,003,237	2,752
	ScinoPharm Taiwan Ltd.	3,679,946	2,750
	Formosan Rubber Group Inc.	3,475,375	2,746
	Asia Polymer Corp.	5,358,624	2,735
	Swancor Holding Co. Ltd.	852,426	2,731
[1]	Darwin Precisions Corp.	6,185,570	2,635
	Tyntek Corp.	3,883,095	2,626
	Savior Lifetec Corp.	3,838,851	2,618
	Iron Force Industrial Co. Ltd.	754,907	2,578
*	Federal Corp.	3,746,195	2,543
[1]	Panion & BF Biotech Inc.	957,163	2,541
*	Taiwan Styrene Monomer	6,733,977	2,524
*	Gigastorage Corp.	4,381,817	2,476
	91APP Inc.	847,931	2,454
	Hong Pu Real Estate Development Co. Ltd.	2,652,931	2,378
	Zeng Hsing Industrial Co. Ltd.	710,774	2,360
*	First Steamship Co. Ltd.	9,563,441	2,321
	Speed Tech Corp.	1,513,000	2,303
*	HannsTouch Holdings Co.	6,761,304	2,300
	Radium Life Tech Co. Ltd.	7,636,336	2,271
*	PChome Online Inc.	1,485,259	2,233
[1]	Elitegroup Computer Systems Co. Ltd.	2,932,479	2,200
	TA-I Technology Co. Ltd.	1,490,535	2,155
	China Electric Manufacturing Corp.	4,291,227	2,155
*	Li Peng Enterprise Co. Ltd.	8,547,714	2,107
	Rexon Industrial Corp. Ltd.	1,880,000	2,010
	AGV Products Corp.	5,439,983	1,987
[1]	CHC Healthcare Group	1,529,222	1,972
	Cenra Inc.	1,615,883	1,942
	Globe Union Industrial Corp.	3,772,405	1,932
	Senao International Co. Ltd.	1,693,253	1,844

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Taigen Biopharmaceuticals Holdings Ltd.	4,042,526	1,739
*	Medigen Biotechnology Corp.	1,500,797	1,694
	VIA Labs Inc.	348,000	1,627
*	Yeong Guan Energy Technology Group Co. Ltd.	1,309,515	1,573
	Taiyen Biotech Co. Ltd.	1,462,580	1,526
	Cyberlink Corp.	518,066	1,450
*	Gigasolar Materials Corp.	503,916	1,422
	Basso Industry Corp.	1,044,339	1,400
*	ALI Corp.	2,283,362	1,381
*	Newmax Technology Co. Ltd.	1,553,000	1,319
*	Zinwell Corp.	2,403,006	1,313
	Nan Liu Enterprise Co. Ltd.	582,000	1,276
*	Shin Foong Specialty & Applied Materials Co. Ltd.	660,361	1,204
	Sheng Yu Steel Co. Ltd.	1,463,000	1,191
*	Dyaco International Inc.	1,387,534	1,181
	Yulon Nissan Motor Co. Ltd.	301,842	1,020
*,3	Taiwan Land Development Corp.	448,935	—
*,3	Pharmally International Holding Co. Ltd.	868,039	—
			24,569,546
Thailand (0.6%)
	PTT PCL (Foreign)	199,320,765	198,022
	Delta Electronics Thailand PCL (Foreign)	38,907,510	158,135
	CP ALL PCL (Foreign)	83,067,700	155,701
	Advanced Info Service PCL (Foreign)	15,600,925	126,991
	Bangkok Dusit Medical Services PCL (Foreign)	152,114,167	123,994
	Airports of Thailand PCL (Foreign)	59,828,164	108,493
	Kasikornbank PCL (Foreign)	24,459,929	106,014
	Gulf Energy Development PCL (Foreign)	41,952,203	82,731
	Central Pattana PCL (Foreign)	43,544,311	81,014
	SCB X PCL (Foreign)	23,529,353	79,131
	PTT Exploration & Production PCL (Foreign)	19,259,017	72,334
	Bumrungrad Hospital PCL (Foreign)	7,920,043	63,920
	Siam Cement PCL (Foreign)	10,152,747	63,203
*	True Corp. PCL (Foreign)	146,441,536	53,329
	Krung Thai Bank PCL (Foreign)	86,188,391	52,348
	Charoen Pokphand Foods PCL (Foreign)	61,811,412	45,495
	Minor International PCL (Foreign)	55,834,401	44,256
	Intouch Holdings PCL (Foreign)	12,101,267	38,367
	Central Retail Corp. PCL (Foreign)	38,591,522	36,566
	Bangkok Bank PCL (Foreign)	7,999,164	34,814
	TMBThanachart Bank PCL (Foreign)	606,703,774	32,012
	Bangkok Expressway & Metro PCL (Foreign)	110,963,786	25,914
	Tisco Financial Group PCL (Foreign)	8,119,109	23,216
	Banpu PCL (Foreign)	123,923,012	22,946
	CP Axtra PCL (Foreign)	21,911,788	22,077
	Home Product Center PCL (Foreign)	77,856,461	22,006
	PTT Global Chemical PCL (Foreign)	28,398,781	21,890
*	BTS Group Holdings PCL (Foreign)	144,488,234	21,198
	Krungthai Card PCL (Foreign)	14,565,539	20,567
	Thai Union Group PCL (Foreign)	46,128,960	20,496
	Digital Telecommunications Infrastructure Fund	72,334,089	20,028
	Land & Houses PCL (Foreign)	114,301,788	19,654
	Indorama Ventures PCL (Foreign)	25,003,783	19,184
	Thai Oil PCL (Foreign)	15,644,749	19,019
	WHA Corp. PCL (Foreign)	103,406,915	17,878
	PTT Oil & Retail Business PCL (Foreign)	38,368,283	17,509
	Thanachart Capital PCL (Foreign)	10,761,302	16,753
	Srisawad Corp. PCL (Foreign)	12,805,416	16,162
	Ratch Group PCL (Foreign)	16,091,654	15,373
	KCE Electronics PCL (Foreign)	13,941,175	14,749
	Muangthai Capital PCL (Foreign)	9,372,631	14,039
	Com7 PCL (Foreign)	16,834,714	13,936
	Kiatnakin Phatra Bank PCL (Foreign)	8,053,120	12,995
[1]	SCG Packaging PCL (Foreign)	16,769,109	12,645
	Sansiri PCL (Foreign)	222,212,921	12,023
	Electricity Generating PCL (Foreign)	3,373,038	11,990
	Bangchak Corp. PCL (Foreign)	11,829,550	11,988
	Global Power Synergy PCL (Foreign)	9,523,376	11,902
	Osotspa PCL (Foreign)	19,123,683	11,716

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Thai Life Insurance PCL (Foreign)	34,580,600	11,483
	Carabao Group PCL (Foreign)	4,733,106	11,175
	Siam Global House PCL (Foreign)	23,407,094	11,160
	Asset World Corp. PCL (Foreign)	98,531,098	10,803
	Hana Microelectronics PCL (Foreign)	9,173,853	10,327
[1]	Berli Jucker PCL (Foreign)	14,397,428	10,252
	Supalai PCL (Foreign)	17,521,763	10,175
	Amata Corp. PCL (Foreign)	11,735,975	10,162
	Bangkok Airways PCL (Foreign)	13,463,493	10,148
	CPN Retail Growth Leasehold REIT	27,487,300	9,847
	3BB Internet Infrastructure Fund	51,290,168	9,501
	Central Plaza Hotel PCL (Foreign)	8,848,352	9,450
	Ngern Tid Lor PCL (Foreign)	17,944,919	9,393
	AP Thailand PCL (Foreign)	31,796,970	8,986
*	Jasmine Technology Solution PCL (Foreign)	3,903,801	8,237
	CH Karnchang PCL (Foreign)	14,337,448	8,166
	Plan B Media PCL (Foreign)	34,949,355	7,706
[1]	Sri Trang Agro-Industry PCL (Foreign)	12,537,871	7,700
	B Grimm Power PCL (Foreign)	11,684,752	7,669
	Bangkok Chain Hospital PCL (Foreign)	14,811,030	7,584
	Chularat Hospital PCL (Foreign)	79,372,652	6,830
	I-TAIL Corp. PCL (Foreign)	8,901,900	6,661
	IRPC PCL (Foreign)	142,880,724	6,514
	Thonburi Healthcare Group PCL (Foreign)	10,799,727	6,409
	Betagro PCL (Foreign)	10,196,700	6,405
*	VGI PCL (Foreign)	73,410,914	6,132
	Bangkok Commercial Asset Management PCL (Foreign)	24,436,590	6,005
	Thailand Future Fund	31,039,989	5,927
	Mega Lifesciences PCL (Foreign)	4,817,756	5,613
	CK Power PCL (Foreign)	50,179,219	5,437
[1]	Energy Absolute PCL (Foreign)	23,202,644	5,407
	Jaymart Group Holdings PCL (Foreign)	11,742,487	5,397
	AEON Thana Sinsap Thailand PCL (Foreign)	1,293,568	5,356
	JMT Network Services PCL (Foreign)	8,803,617	5,180
	Tipco Asphalt PCL (Foreign)	9,574,967	5,153
	TTW PCL (Foreign)	19,145,831	5,133
	Dohome PCL (Foreign)	16,132,593	4,966
	Quality Houses PCL (Foreign)	86,171,943	4,748
	Thai Vegetable Oil PCL (Foreign)	6,151,102	4,536
	Gunkul Engineering PCL (Foreign)	54,986,495	4,441
	Dhipaya Group Holdings PCL (Foreign)	5,480,972	4,412
	Stecon Group PCL (Foreign)	15,700,901	4,281
	Star Petroleum Refining PCL (Foreign)	20,698,132	4,114
	Sri Trang Gloves Thailand PCL (Foreign)	13,077,296	4,106
	Thaicom PCL (Foreign)	9,230,978	3,984
	MBK PCL (Foreign)	6,498,238	3,828
	TOA Paint Thailand PCL (Foreign)	7,041,960	3,757
	Bangchak Sriracha PCL (Foreign)	17,097,553	3,744
	Thoresen Thai Agencies PCL (Foreign)	21,934,991	3,582
	Bangkok Life Assurance PCL (Foreign)	4,576,915	3,422
	TQM Alpha PCL (Foreign)	4,353,553	3,386
	Banpu Power PCL (Foreign)	8,776,437	3,302
	Jasmine International PCL (Foreign)	48,124,318	3,297
	Thaifoods Group PCL (Foreign)	26,922,005	3,248
	TPI Polene Power PCL (Foreign)	35,880,912	3,235
	Major Cineplex Group PCL (Foreign)	7,053,479	3,096
	Bangkok Land PCL (Foreign)	168,784,895	3,091
*,1	Singer Thailand PCL (Foreign)	8,473,740	2,759
	Taokaenoi Food & Marketing PCL (Foreign)	8,331,793	2,588
	Precious Shipping PCL (Foreign)	9,311,197	2,293
	GFPT PCL (Foreign)	6,682,095	2,192
[1]	Forth Corp. PCL (Foreign)	5,761,006	2,182
	PTG Energy PCL (Foreign)	7,206,677	2,058
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	11,107,510	2,007
	Pruksa Holding PCL (Foreign)	7,540,784	1,990
	Ratchthani Leasing PCL (Foreign)	31,521,893	1,816
	BEC World PCL (Foreign)	14,436,704	1,803
	Bangkok Life Assurance PCL NVDR	2,340,631	1,750
	BCPG PCL (Foreign)	8,426,674	1,696
	LPN Development PCL (Foreign)	17,519,589	1,547

Total International Stock Index Fund
		Shares	Market Value• ($000)
	MK Restaurants Group PCL (Foreign)	1,876,940	1,530
*	Beyond Securities PCL (Foreign)	42,947,574	1,510
	SPCG PCL (Foreign)	5,675,234	1,472
*	Super Energy Corp. PCL (Foreign)	172,306,466	1,432
	TPI Polene PCL (Foreign)	32,037,808	1,111
*,1,3	Thai Airways International PCL (Foreign)	13,550,615	1,022
*	Pruksa Real Estate PCL (Foreign)	7,721,100	1,018
	Vibhavadi Medical Center PCL (Foreign)	13,881,104	783
	Ramkhamhaeng Hospital PCL (Foreign)	714,757	504
*	Italian-Thai Development PCL (Foreign)	12,377,872	249
			2,648,094
Turkey (0.3%)
	BIM Birlesik Magazalar A/S	6,132,814	83,680
	Akbank TAS	43,067,774	63,669
*	Turk Hava Yollari AO	7,682,544	61,103
	KOC Holding A/S	11,877,951	58,576
	Turkiye Petrol Rafinerileri A/S	12,285,671	51,912
	Haci Omer Sabanci Holding A/S	18,754,395	45,592
	Turkcell Iletisim Hizmetleri A/S	16,486,646	40,766
	Turkiye Is Bankasi A/S Class C	108,863,475	37,423
	Enka Insaat ve Sanayi A/S	24,495,547	33,634
	Yapi ve Kredi Bankasi A/S	45,831,962	32,780
	Eregli Demir ve Celik Fabrikalari TAS	23,298,390	32,374
	Aselsan Elektronik Sanayi ve Ticaret A/S	16,412,046	29,186
	Turkiye Garanti Bankasi A/S	8,240,174	25,762
	Ford Otomotiv Sanayi A/S	882,203	25,197
	Turkiye Sise ve Cam Fabrikalari A/S	19,752,745	22,588
*	Pegasus Hava Tasimaciligi A/S	2,770,225	18,763
*	TAV Havalimanlari Holding A/S	2,420,708	16,263
*	Sasa Polyester Sanayi A/S	142,980,697	16,060
	Coca-Cola Icecek A/S	10,077,214	14,966
	Migros Ticaret A/S	1,254,870	14,908
	AG Anadolu Grubu Holding A/S	1,561,948	13,225
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,277,224	12,725
*	Arcelik A/S	3,033,674	11,387
*,2	MLP Saglik Hizmetleri A/S Class B	1,067,009	10,778
*	Turk Telekomunikasyon A/S	7,311,737	10,082
*	Petkim Petrokimya Holding A/S	17,327,666	9,409
	Tofas Turk Otomobil Fabrikasi A/S	1,708,807	9,381
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,882,116	9,273
[2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	4,059,948	9,035
	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S Class B	3,903,634	8,908
*	Ulker Biskuvi Sanayi A/S	2,307,637	8,461
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	19,678,824	8,148
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	26,626,439	7,840
	Turk Traktor ve Ziraat Makineleri A/S	370,774	7,816
*	Koza Altin Isletmeleri A/S	13,233,720	7,772
*	Anadolu Anonim Turk Sigorta Sirketi	3,021,139	7,579
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	527,712	7,470
	Nuh Cimento Sanayi A/S	856,360	7,172
	Is Yatirim Menkul Degerler A/S	7,093,685	6,659
*	Gubre Fabrikalari TAS	1,131,844	6,635
*	BatiSoke Soke Cimento Sanayii TAS	4,331,696	6,605
	Dogus Otomotiv Servis ve Ticaret A/S	1,046,215	6,422
	Otokar Otomotiv ve Savunma Sanayi A/S	524,683	6,362
*	Oyak Cimento Fabrikalari A/S	3,448,648	5,770
*	Turkiye Sinai Kalkinma Bankasi A/S	16,037,539	5,666
[2]	Enerjisa Enerji A/S	3,426,412	5,521
*	Tekfen Holding A/S	2,463,567	5,416
*	Turkiye Vakiflar Bankasi TAO	8,785,591	5,269
	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	9,149,927	5,225
	Alarko Holding A/S	2,027,086	5,100
	Turkiye Sigorta A/S	13,536,391	5,099
	EGE Endustri ve Ticaret A/S	15,917	5,093
	Sok Marketler Ticaret A/S	4,349,969	5,000
*	Baticim Bati Anadolu Cimento Sanayii A/S	1,054,283	4,974
*	Hektas Ticaret TAS	47,201,793	4,891
	Cimsa Cimento Sanayi ve Ticaret A/S	4,798,276	4,885
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	2,005,800	4,768

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,654,034	4,766
	Dogan Sirketler Grubu Holding A/S	12,493,093	4,733
	Kontrolmatik Enerji ve Muhendislik A/S	3,703,593	4,653
*	Investco Holding A/S	513,891	4,644
	Aksa Akrilik Kimya Sanayii A/S	18,980,160	4,629
*	Ral Yatirim Holding A/S	543,481	4,165
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	12,170,629	4,065
	Borusan Yatirim ve Pazarlama A/S	67,182	3,821
	Enerya Enerji A/S	527,592	3,666
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	5,719,168	3,572
	Aksa Enerji Uretim A/S Class B	3,665,540	3,530
*	MIA Teknoloji A/S	2,861,169	3,520
*	Bera Holding A/S	8,820,343	3,333
*	NET Holding A/S	2,660,790	3,192
	Aygaz A/S	715,859	3,151
*,1	Turkiye Halk Bankasi A/S	7,344,874	3,112
*	Albaraka Turk Katilim Bankasi A/S	20,162,297	3,094
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,826,477	3,041
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	8,107,780	3,002
	Global Yatirim Holding A/S	6,111,788	2,942
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,524,878	2,877
	TAB Gida Sanayi ve Ticaret A/S	725,208	2,859
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,666,425	2,816
*	Zorlu Enerji Elektrik Uretim A/S	23,174,631	2,815
*	Kiler Holding A/S	3,321,530	2,808
*	YEO Teknoloji Enerji ve Endustri A/S	503,029	2,776
	Logo Yazilim Sanayi ve Ticaret A/S	889,826	2,751
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	16,083,607	2,743
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,973,753	2,741
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	1,127,974	2,721
	AKIS Gayrimenkul Yatirimi A/S	14,799,579	2,646
	Akcansa Cimento A/S	582,443	2,644
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	2,557,110	2,490
	Anadolu Hayat Emeklilik A/S	941,993	2,474
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,081,919	2,417
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,115,262	2,415
*	Konya Cimento Sanayii A/S	11,935	2,413
*	Karsan Otomotiv Sanayii ve Ticaret A/S	5,206,753	2,360
*	Akfen Yenilenebilir Enerji A/S	4,548,786	2,332
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	3,869,756	2,316
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	4,574,198	2,295
	Yeni Gimat Gayrimenkul Ortakligi A/S	1,465,411	2,271
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	1,098,037	2,268
	Escar Turizm Tasimacilik Ticaret A/S	217,335	2,199
*	Reeder Teknoloji Sanayi ve Ticaret A/S	3,370,890	2,175
	Sekerbank Turk A/S	18,053,886	2,161
	Kayseri Seker Fabrikasi A/S	3,844,799	2,132
	Iskenderun Demir ve Celik A/S	2,043,156	2,127
	Kocaer Celik Sanayi ve Ticaret A/S	1,917,632	2,115
	CW Enerji Muhendislik Ticaret ve Sanayi A/S	390,833	2,101
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	9,677,278	2,099
	Bursa Cimento Fabrikasi A/S	10,863,079	2,028
*	Girisim Elektrik Taahhut Ticaret ve Sanayi A/S	1,563,827	1,986
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	6,963	1,953
*	Politeknik Metal Sanayi ve Ticaret A/S	9,847	1,875
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	152,024	1,858
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,179,425	1,855
	Celebi Hava Servisi A/S	35,088	1,852
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	125,789	1,839
*	Tumosan Motor ve Traktor Sanayi A/S	518,513	1,827
*	Agrotech Yueksek Teknoloji ve Yatirim A/S	4,253,460	1,824
	LDR Turizm A/S	621,325	1,722
*	Can2 Termik A/S	38,315,410	1,633
*	Biotrend Cevre ve Enerji Yatirimlari A/S	3,005,108	1,632
	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,541,421	1,621
*	Kordsa Teknik Tekstil A/S	731,090	1,548
	Galata Wind Enerji A/S	2,077,818	1,509
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	608,681	1,470
*	Aksigorta A/S	8,479,628	1,469
*	Izdemir Enerji Elektrik Uretim A/S	2,194,291	1,453

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	27,190,495	1,445
	Eczacibasi Yatirim Holding Ortakligi A/S	274,680	1,443
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,764,268	1,399
	Aydem Yenilenebilir Enerji A/S	1,902,238	1,388
	Katilimevim Tasarruf Finansman A/S	820,323	1,372
*,1	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,320,007	1,347
*	Ozak Gayrimenkul Yatirim Ortakligi	4,953,234	1,344
*	Tukas Gida Sanayi ve Ticaret A/S	6,839,579	1,318
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,849,225	1,311
*	Fenerbahce Futbol A/S	452,339	1,293
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	649,887	1,288
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,486,738	1,282
*	Kerevitas Gida Sanayi ve Ticaret A/S	3,400,800	1,267
*	Is Finansal Kiralama A/S	3,871,593	1,254
	Kervan Gida Sanayi ve Ticaret A/S Class B	18,381,492	1,235
	Ebebek Magazacilik A/S Class B	911,273	1,235
*	Oyak Yatirim Menkul Degerler A/S	1,072,687	1,190
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,130,940	1,114
	Suwen Tekstil Sanayi Pazarlama A/S	1,267,005	1,088
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,633,906	1,085
*	Izmir Demir Celik Sanayi A/S	6,600,386	1,051
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	6,659,195	931
*	Karel Elektronik Sanayi ve Ticaret A/S	3,358,710	903
*	Tat Gida Sanayi A/S	1,244,468	896
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	2,500,737	856
	Kimteks Poliuretan Sanayi ve Ticaret A/S	1,627,384	816
	Polisan Holding A/S	2,541,850	761
*	Peker Gayrimenkul Yatirim Ortakligi A/S	5,503,554	683
*	Kartonsan Karton Sanayi ve Ticaret A/S	262,763	660
*	Qua Granite Hayal	8,411,183	649
*	Erciyas Celik Boru Sanayi A/S	233,358	605
	SUN Tekstil Sanayi ve Ticaret A/S	992,533	586
*	Bagfas Bandirma Gubre Fabrikalari A/S	951,606	553
*	Marti Otel Isletmeleri A/S	5,601,357	540
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	839,081	495
*	Imas Makina Sanayi A/S	6,420,500	449
			1,218,097
United Arab Emirates (0.4%)
	Emirates Telecommunications Group Co. PJSC	48,515,612	234,129
	Emaar Properties PJSC	93,600,892	221,304
	First Abu Dhabi Bank PJSC	61,756,669	220,698
	Emirates NBD Bank PJSC	25,299,320	130,766
	Aldar Properties PJSC	51,004,985	105,724
	Abu Dhabi Commercial Bank PJSC	40,696,723	98,923
	Dubai Electricity & Water Authority PJSC	120,604,203	81,711
	Abu Dhabi Islamic Bank PJSC	20,304,974	69,599
	Dubai Islamic Bank PJSC	40,471,143	68,772
*	Alpha Dhabi Holding PJSC	19,498,761	59,435
	ADNOC Drilling Co. PJSC	34,635,019	47,801
*	Modon Holding PSC	46,726,524	45,324
*	Multiply Group PJSC	66,029,770	40,729
	Abu Dhabi National Oil Co. for Distribution PJSC	40,213,442	39,466
	Salik Co. PJSC	26,146,067	34,149
*	Pure Health Holding PJSC	35,002,569	32,966
	ADNOC Logistics & Services	19,625,078	30,972
	Emaar Development PJSC	11,755,002	29,652
	Borouge plc	41,781,096	28,986
	Air Arabia PJSC	32,067,884	25,076
	Americana Restaurants International plc - Foreign Co. (XADS)	37,919,557	23,272
	NMDC Group PJSC	2,961,514	21,747
*	Abu Dhabi Ports Co. PJSC	12,226,826	17,811
	Dubai Investments PJSC	29,183,391	16,833
	Agility Global plc	43,611,143	14,815
*	Dana Gas PJSC	78,856,435	14,488
	GFH Financial Group BSC	40,390,962	13,630
	Emirates Central Cooling Systems Corp.	27,811,774	13,257
	Parkin Co. PJSC	10,180,673	11,806
	Fertiglobe plc	15,836,243	11,664
	Agthia Group PJSC	4,269,356	8,830

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Space42 plc	13,687,454	7,817
	Dubai Financial Market PJSC	22,265,704	7,686
*	Apex Investment Co. PSC	7,071,182	7,586
*	Ajman Bank PJSC	15,048,066	7,125
	Burjeel Holdings plc	11,229,197	6,952
	RAK Properties PJSC	20,664,273	6,682
*	Aramex PJSC	10,277,089	6,407
*	Phoenix Group plc	14,029,872	5,069
	Amanat Holdings PJSC	15,202,933	4,588
*	Ghitha Holding PJSC	554,585	3,580
*	AL Seer Marine Supplies & Equipment Co. LLC	3,328,421	3,486
	Americana Restaurants International plc - Foreign Co.	2,199,713	1,332
	Sharjah Islamic Bank	1,205,081	754
*,3	Arabtec Holding PJSC	11,126,461	—
			1,883,399
United Kingdom (9.4%)
	AstraZeneca plc	20,903,519	2,974,437
	Shell plc	87,827,446	2,932,323
	HSBC Holdings plc	258,446,836	2,372,031
	Unilever plc	34,387,546	2,097,710
	RELX plc	26,074,477	1,195,768
	BP plc	230,120,004	1,125,475
	GSK plc	55,785,220	1,007,402
	British American Tobacco plc	27,855,127	974,069
	Rio Tinto plc	14,919,377	964,210
	Diageo plc	31,022,352	958,025
	London Stock Exchange Group plc	6,928,082	939,004
	CRH plc	9,570,238	912,358
	Glencore plc	169,643,721	889,720
	National Grid plc	68,150,875	855,713
*	Rolls-Royce Holdings plc	118,652,144	818,747
	Compass Group plc	23,751,805	771,374
	BAE Systems plc	42,344,212	682,475
	Barclays plc	205,360,736	629,534
	Experian plc	12,793,327	624,389
	Lloyds Banking Group plc	869,927,983	597,119
	Reckitt Benckiser Group plc	9,742,996	591,049
*	Flutter Entertainment plc	2,471,213	578,097
	Anglo American plc	17,362,625	538,249
	3i Group plc	12,955,525	531,277
	Haleon plc	105,286,213	506,012
	Ashtead Group plc	6,089,787	455,563
	NatWest Group plc	92,718,066	439,321
	Tesco plc	96,501,889	426,121
	Smurfit WestRock plc	7,182,973	371,294
	Imperial Brands plc	11,909,922	359,418
	SSE plc	15,246,101	346,443
	Standard Chartered plc	29,316,784	339,969
	Prudential plc	38,420,461	319,845
	Vodafone Group plc	299,648,483	278,648
	InterContinental Hotels Group plc	2,240,124	247,080
	Legal & General Group plc	83,324,778	233,716
	Aviva plc	37,677,251	220,800
	Next plc	1,661,272	210,175
	Bunzl plc	4,715,207	207,585
	Informa plc	18,559,126	193,885
	Segro plc	18,808,974	190,580
	Rentokil Initial plc	35,174,060	176,425
	Sage Group plc	13,978,769	174,703
	Halma plc	5,288,069	168,931
	WPP plc	14,968,188	157,329
[1]	BT Group plc	88,098,466	157,308
	Smith & Nephew plc	12,198,034	151,656
	Marks & Spencer Group plc	28,453,079	138,051
	Pearson plc	9,324,347	136,922
	DS Smith plc	19,197,971	134,974
	Intertek Group plc	2,247,554	134,924
	Admiral Group plc	4,059,494	134,331
[2]	Auto Trader Group plc	12,439,989	134,321

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Associated British Foods plc	4,464,123	128,307
	United Utilities Group plc	9,529,833	125,769
	Severn Trent plc	3,687,635	121,995
	Melrose Industries plc	18,208,710	111,517
	Centrica plc	73,121,286	110,690
	Barratt Redrow plc	19,085,166	109,961
	Antofagasta plc	4,839,524	108,098
	Diploma plc	1,872,190	102,921
	Coca-Cola HBC AG	2,854,967	99,904
	Mondi plc	6,158,241	99,722
	Intermediate Capital Group plc	3,686,426	97,928
	Weir Group plc	3,625,760	97,642
	Whitbread plc	2,501,708	97,334
	Kingfisher plc	25,667,938	97,071
	Smiths Group plc	4,845,775	95,621
*	Wise plc Class A	10,462,367	95,429
	Taylor Wimpey plc	49,437,028	93,470
	Croda International plc	1,945,619	93,358
	J Sainsbury plc	26,525,473	91,322
	International Consolidated Airlines Group SA	32,595,165	88,783
	Beazley plc	9,028,975	88,017
	DCC plc	1,377,326	87,135
	Spirax Group plc	1,029,665	85,947
	Persimmon plc	4,465,960	84,636
	Rightmove plc	11,093,549	84,473
	Howden Joinery Group plc	7,677,184	83,529
	Entain plc	8,492,721	81,679
	St. James's Place plc	7,651,701	80,271
	Land Securities Group plc	10,322,787	80,174
	Berkeley Group Holdings plc	1,382,593	78,897
	IMI plc	3,642,458	77,582
	M&G plc	30,238,609	75,755
	Hargreaves Lansdown plc	5,300,804	74,391
	British Land Co. plc	13,956,646	71,820
	Games Workshop Group plc	462,875	71,550
	LondonMetric Property plc	27,533,372	68,825
	Phoenix Group Holdings plc	10,441,942	66,334
	Investec plc	8,578,362	66,048
	B&M European Value Retail SA	13,000,305	65,040
	UNITE Group plc	5,639,809	63,798
[2]	ConvaTec Group plc	23,056,090	63,599
	Tritax Big Box REIT plc	34,507,281	62,643
	Endeavour Mining plc	2,789,768	62,558
	Hiscox Ltd.	4,313,292	59,973
	Bellway plc	1,638,975	59,853
	IG Group Holdings plc	5,153,089	59,624
	RS Group plc	6,580,940	59,000
	Britvic plc	3,480,885	57,437
	JD Sports Fashion plc	34,837,931	55,862
	Hikma Pharmaceuticals plc	2,256,463	54,042
	Tate & Lyle plc	5,484,667	52,929
	ITV plc	55,345,829	52,706
	Schroders plc	11,755,061	52,085
	Greggs plc	1,426,519	50,576
	Burberry Group plc	4,957,680	50,394
*	Vistry Group plc	4,275,215	50,241
	Johnson Matthey plc	2,560,176	49,265
	Cranswick plc	740,892	48,536
	Inchcape plc	5,207,611	48,166
	Rotork plc	11,988,996	46,525
	Spectris plc	1,412,041	45,975
	Derwent London plc	1,566,972	44,332
	Drax Group plc	5,372,833	43,278
	abrdn plc	25,191,820	42,918
	Man Group plc	16,233,639	41,545
	QinetiQ Group plc	7,002,546	41,336
	Balfour Beatty plc	7,225,773	41,297
	Big Yellow Group plc	2,623,486	40,685
*	Playtech plc	4,304,451	40,284
	International Distribution Services plc	9,254,120	40,269

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Carnival plc	2,005,907	40,058
	Softcat plc	1,819,117	39,882
	Direct Line Insurance Group plc	18,269,563	38,631
*	Ocado Group plc	8,301,544	37,392
	Shaftesbury Capital plc	20,757,205	36,427
[2]	Quilter plc	18,712,967	34,805
	easyJet plc	5,182,958	34,154
	Serco Group plc	14,911,422	33,693
	Centamin plc	15,918,198	32,658
	Grafton Group plc	2,503,506	32,381
*,2	Deliveroo plc	17,973,218	32,004
*,2	Trainline plc	6,400,030	31,800
	TP ICAP Group plc	10,767,088	31,319
	WH Smith plc	1,826,408	31,117
	Safestore Holdings plc	2,972,157	30,997
	Travis Perkins plc	2,951,036	30,728
	Harbour Energy plc	8,579,601	30,527
	Grainger plc	10,334,688	30,366
	Plus500 Ltd.	994,793	30,004
	Hill & Smith plc	1,113,895	29,134
	Morgan Sindall Group plc	594,643	28,729
[2]	JTC plc	2,136,626	28,230
	Computacenter plc	976,075	27,464
	Lancashire Holdings Ltd.	3,382,690	27,443
	Mitie Group plc	18,289,952	27,437
	Coats Group plc	22,183,683	27,223
	Bank of Georgia Group plc	490,674	26,382
	Savills plc	1,880,090	26,059
	Paragon Banking Group plc	2,937,195	25,809
	AJ Bell plc	4,483,663	25,754
	Pennon Group plc	3,659,792	25,661
	4imprint Group plc	387,248	25,508
	Dunelm Group plc	1,745,883	25,018
	Pets at Home Group plc	6,540,980	24,965
	Just Group plc	14,406,914	24,852
	Genus plc	919,021	24,841
	OSB Group plc	5,442,104	24,634
	Fresnillo plc	2,572,644	24,480
	Energean plc	1,880,433	24,261
	Hammerson plc	6,456,397	23,999
	Sirius Real Estate Ltd.	20,167,630	23,356
	SSP Group plc	11,118,878	23,095
	Primary Health Properties plc	18,602,178	22,933
	Oxford Instruments plc	812,907	22,724
	Breedon Group plc	3,971,241	22,530
	Baltic Classifieds Group plc	5,511,114	22,483
	Premier Foods plc	9,120,630	22,073
	Hays plc	22,118,205	22,054
	Assura plc	42,277,178	22,040
[2]	Airtel Africa plc	16,633,120	21,858
	Telecom Plus plc	1,002,147	21,700
	Domino's Pizza Group plc	5,582,702	21,670
	TBC Bank Group plc	606,662	21,513
	Babcock International Group plc	3,530,579	21,511
	Keller Group plc	1,013,936	21,252
	Genuit Group plc	3,511,301	21,229
	International Workplace Group plc	10,268,919	21,223
	Volution Group plc	2,722,012	20,311
	Pagegroup plc	4,382,413	20,211
	Great Portland Estates plc	4,811,586	19,520
	IntegraFin Holdings plc	4,107,381	19,395
	Renishaw plc	475,899	19,273
	Bytes Technology Group plc	3,291,488	19,168
	Rathbones Group plc	889,878	19,131
	Bodycote plc	2,587,813	18,381
	MONY Group plc	7,525,688	18,226
[2]	Bridgepoint Group plc	4,441,860	17,969
	Future plc	1,584,567	17,941
	Clarkson plc	394,305	17,939
	Chemring Group plc	3,842,732	17,725

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Helios Towers plc	12,725,509	17,358
*	Spirent Communications plc	7,987,151	17,274
*	Greencore Group plc	6,369,957	17,131
*,2	Watches of Switzerland Group plc	3,208,360	16,867
	Ashmore Group plc	6,054,785	16,560
*,2	Trustpilot Group plc	5,031,250	16,081
	Supermarket Income REIT plc	17,360,228	15,881
*	John Wood Group plc	9,655,246	15,777
	Marshalls plc	3,542,792	15,489
*	Indivior plc	1,738,244	15,418
*	Moonpig Group plc	4,690,362	15,168
	Firstgroup plc	8,656,682	14,905
*	Oxford Nanopore Technologies plc	8,524,707	14,857
*	Currys plc	13,698,144	14,588
*	Frasers Group plc	1,440,392	14,245
[2]	Ibstock plc	5,473,740	14,178
	Elementis plc	8,183,954	14,130
	Zigup plc	3,075,400	14,023
	Kainos Group plc	1,397,425	13,535
	Workspace Group plc	1,870,992	13,422
	Vesuvius plc	2,906,699	13,364
	Victrex plc	1,208,500	13,282
	Hilton Food Group plc	1,128,254	13,089
*	Hochschild Mining plc	4,369,227	12,905
	Dowlais Group plc	19,307,798	12,222
	Morgan Advanced Materials plc	3,926,235	12,179
	AG Barr plc	1,470,469	11,834
*	Mitchells & Butlers plc	3,561,200	11,515
[2]	TI Fluid Systems plc	5,041,080	11,087
	RHI Magnesita NV	268,154	11,074
*	Molten Ventures plc	2,423,932	10,646
[2]	Spire Healthcare Group plc	3,814,119	10,586
	C&C Group plc	5,328,201	10,115
	Ninety One plc	4,568,699	9,781
[2]	Petershill Partners plc	3,490,455	9,757
	Senior plc	5,670,449	9,604
	J D Wetherspoon plc	1,174,043	9,313
	Balanced Commercial Property Trust Ltd.	7,334,603	9,065
	NCC Group plc	4,279,976	8,517
*	IP Group plc	14,316,084	8,508
	Crest Nicholson Holdings plc	3,602,275	7,858
	Essentra plc	4,063,998	7,795
[1]	Diversified Energy Co. plc	643,701	7,771
*	THG plc	12,744,438	7,688
*	Auction Technology Group plc	1,317,038	7,648
	Wickes Group plc	3,405,852	7,055
	Picton Property Income Ltd.	7,601,027	6,798
	Halfords Group plc	3,005,887	6,475
*,1	Alphawave IP Group plc	4,455,658	6,394
*	Close Brothers Group plc	2,095,310	6,173
*	Mobico Group plc	6,884,254	6,159
	Jupiter Fund Management plc	5,792,162	6,035
*	PureTech Health plc	3,053,739	6,028
*	AO World plc	4,288,894	5,989
[2]	CMC Markets plc	1,477,483	5,824
	FDM Group Holdings plc	1,274,557	5,808
	Dr. Martens plc	7,867,009	5,545
	Liontrust Asset Management plc	866,233	5,434
*	Tullow Oil plc	16,724,946	5,098
*,1,2	Aston Martin Lagonda Global Holdings plc	3,240,591	4,780
[2]	Bakkavor Group plc	2,318,629	4,496
	Helical plc	1,603,208	4,127
*	Evoke plc	4,996,849	3,982
*,1	Synthomer plc	1,672,717	3,867
*,1	ASOS plc	801,405	3,678
	PZ Cussons plc	3,129,870	3,266
	Rank Group plc	2,499,075	2,823
	CLS Holdings plc	2,351,681	2,796
*,3	Home REIT plc	10,689,921	2,622
*	SIG plc	8,764,625	2,595

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Ithaca Energy plc	1,624,408	2,132
	Vanquis Banking Group plc	1,212,498	706
*,1,3	NMC Health plc	1,316,787	—
*,3	Intu Properties plc	14,406,415	—
*,3	Evraz plc	7,417,198	—
*,2,3	Finablr plc	3,002,811	—
			41,325,596
Total Common Stocks (Cost $346,854,957)			434,587,718
Preferred Stocks (0.6%)
	Petroleo Brasileiro SA Preference Shares	76,223,312	473,487
	Itau Unibanco Holding SA Preference Shares	66,633,789	403,660
	Samsung Electronics Co. Ltd. Preference Shares	11,482,573	395,004
	Volkswagen AG Preference Shares	2,550,333	247,543
	Henkel AG & Co. KGaA Preference Shares	2,267,873	196,382
	Banco Bradesco SA Preference Shares	72,252,270	179,603
	Itausa SA Preference Shares	75,071,027	137,782
	Sartorius AG Preference Shares	349,770	90,610
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,893,758	72,564
	Hyundai Motor Co. Preference Shares (XKRX)	506,880	58,563
	Bayerische Motoren Werke AG Preference Shares	793,479	58,390
	Gerdau SA Preference Shares	17,170,634	54,355
	FUCHS SE Preference Shares	943,903	44,054
	Cia Energetica de Minas Gerais Preference Shares	17,970,657	35,345
	Hyundai Motor Co. Preference Shares	282,974	31,957
*	Grifols SA Preference Shares Class B	3,562,674	31,069
	Bancolombia SA Preference Shares	3,359,283	26,888
	Cia Paranaense de Energia - Copel Preference Shares Class B	15,750,010	26,727
	Centrais Eletricas Brasileiras SA Preference Shares Class B	3,354,628	24,494
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista Preference Shares	3,909,697	16,428
	Metalurgica Gerdau SA Preference Shares	9,131,418	16,222
	LG Chem Ltd. Preference Shares	107,213	16,142
	Embotelladora Andina SA Preference Shares Class B	5,183,699	15,377
	Marcopolo SA Preference Shares	9,712,253	14,213
	Sixt SE Preference Shares	203,139	12,702
	Bradespar SA Preference Shares	3,648,713	12,396
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	7,084,795	8,101
	Raizen SA Preference Shares	16,539,154	8,011
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	36,816	6,948
	LG Electronics Inc. Preference Shares	208,081	6,724
*	Braskem SA Preference Shares Class A	2,186,483	6,642
	Draegerwerk AG & Co. KGaA Preference Shares	123,018	5,982
	Banco Pan SA Preference Shares	3,989,000	5,865
	Unipar Carbocloro SA Preference Shares Class B	725,782	5,612
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,849,074	5,544
	Randon SA Implementos e Participacoes Preference Shares	2,467,111	4,566
*	Alpargatas SA Preference Shares	3,239,950	4,019
	Corem Property Group AB Preference Shares	156,888	4,001
*	Azul SA Preference Shares	3,879,555	3,812
	Daishin Securities Co. Ltd. Preference Shares	298,023	3,374
	Banco ABC Brasil SA Preference Shares	918,900	3,325
	LG H&H Co. Ltd. Preference Shares	29,347	3,088
	Samsung SDI Co. Ltd. Preference Shares	20,400	2,948
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,118,208	2,770
	Amorepacific Corp. Preference Shares	81,119	1,943
	Taurus Armas SA Preference Shares	960,200	1,561
	CJ CheilJedang Corp. Preference Shares	10,946	1,047
	Hanwha Corp. Preference Shares	84,605	916
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	15,112	532
	Mirae Asset Securities Co. Ltd. Preference Shares	36,379	106
	Klabin SA Preference Shares	1	—
*,3	Mechel PJSC Preference Shares	1,017,064	—
Total Preferred Stocks (Cost $2,863,916)			2,789,394
Rights (0.0%)
*	Peptron Inc. Exp. 11/14/24	31,490	751
*,1	Ecopro HN Co. Ltd. Exp. 12/5/24	44,280	162
*	Shougang Fushan Resources Group Ltd. Exp. 11/5/24	814,607	20
*	STCUBE Exp. 11/22/24	18,575	20

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	PMB Technology Bhd. Exp. 11/8/24	206,559	19
*,3	LOTTE REIT Co. Ltd. Exp. 11/5/24	317,951	12
*	Hidrovias do Brasil SA Exp. 11/18/24	3,201,851	11
*	ESR-LOGOS REIT Exp. 11/1/24	3,379,433	—
*,3	Wafer Works Corp. Exp. 11/4/24	320,586	—
*,3	Lumosa Therapeutics Co. Ltd. Exp. 11/4/24	7,354	—
*,3	Apex International Co. Ltd. Exp. 11/1/24	369,167	—
*,3	Waffer Technology Corp. Exp. 12/2/24	41,794	—
*,3	OBI Pharma Inc. Exp. 11/5/24	266,663	—
*,1	Sesa SpA Exp. 11/28/24	102,681	—
*,3	Unitech Printed Circuit Board Corp. Exp. 12/2/24	404,475	—
*,3	Fittech Co. Ltd. Exp. 11/15/24	40,920	—
*	Reply SpA Exp. 11/28/24	313,315	—
Total Rights (Cost $—)			995
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/30	374,482	351
*	VGI PCL (Foreign) Exp. 12/31/25	7,770,071	304
*	Jasmine International PCL Exp. 10/10/31	9,166,459	82
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	2,634,201	54
*	VGI PCL Exp. 5/23/27	16,082,270	48
*,3	Serba Dinamik Holdings Bhd. Exp. 12/5/24	5,144,856	—
*,3	Constellation Software Inc. Exp. 3/31/40	256,880	—
*,1	Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	252,338	—
Total Warrants (Cost $—)			839
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[6,7]	Vanguard Market Liquidity Fund, 4.834% (Cost $7,854,318)	78,556,258	7,854,840
Total Investments (100.8%) (Cost $357,573,191)			445,233,786
Other Assets and Liabilities—Net (-0.8%)			(3,542,904)
Net Assets (100%)			441,690,882
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,797,665,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $12,115,038,000, representing 2.7% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $3,828,596,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	500	143,462	(1,714)
Euro Stoxx 50 Index	December 2024	14,772	776,739	(11,870)
FTSE 100 Index	December 2024	6,287	658,837	(16,946)
MSCI Emerging Markets Index	December 2024	12,788	720,284	(5,318)
S&P ASX 200 Index	December 2024	2,151	289,131	(1,456)

Total International Stock Index Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
S&P TSX 60 Index	December 2024	1,319	274,211	5,720
Topix Index	December 2024	3,725	660,591	27,194
				(4,390)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	12/18/24	AUD	277,952	USD	185,263	—	(2,262)
JPMorgan Chase Bank, N.A.	12/18/24	AUD	71,999	USD	47,778	—	(374)
BNP Paribas	12/18/24	CAD	417,952	USD	308,787	—	(8,154)
Royal Bank of Canada	12/18/24	EUR	323,943	USD	359,485	—	(6,434)
Bank of America, N.A.	12/18/24	EUR	107,981	USD	120,112	—	(2,428)
HSBC Bank plc	12/18/24	GBP	281,390	USD	368,292	—	(5,487)
Royal Bank of Canada	12/18/24	GBP	72,281	USD	93,798	—	(604)
Citibank, N.A.	12/18/24	INR	28,599,603	USD	339,180	323	—
HSBC Bank plc	12/18/24	INR	28,100,940	USD	333,438	145	—
Royal Bank of Canada	12/18/24	INR	24,607,654	USD	292,656	—	(541)
State Street Bank & Trust Co.	12/18/24	INR	21,876,112	USD	259,576	112	—
State Street Bank & Trust Co.	12/18/24	INR	21,287,431	USD	252,762	—	(62)
Bank of America, N.A.	12/18/24	INR	19,477,791	USD	231,108	111	—
Morgan Stanley Capital Services LLC	12/18/24	INR	9,983,901	USD	118,495	23	—
BNP Paribas	12/18/24	INR	6,464,443	USD	76,795	—	(57)
Bank of America, N.A.	12/18/24	INR	6,308,571	USD	74,971	—	(82)
UBS AG	12/18/24	INR	4,666,614	USD	55,418	—	(21)
BNP Paribas	12/18/24	JPY	64,599,212	USD	456,903	—	(29,178)
JPMorgan Chase Bank, N.A.	12/18/24	JPY	14,180,315	USD	100,362	—	(6,471)
HSBC Bank plc	12/18/24	USD	51,333	AUD	74,962	1,979	—
Goldman Sachs International	12/18/24	USD	104,287	BRL	595,457	1,816	—
Royal Bank of Canada	12/18/24	USD	104,700	CAD	141,721	2,760	—
State Street Bank & Trust Co.	12/18/24	USD	377,610	CHF	316,744	8,954	—
HSBC Bank plc	12/18/24	USD	107,501	EUR	97,208	1,558	—
State Street Bank & Trust Co.	12/18/24	USD	120,300	HKD	934,854	—	(45)
UBS AG	12/18/24	USD	482,550	JPY	69,165,103	24,594	—
Royal Bank of Canada	12/18/24	USD	113,162	JPY	16,462,860	4,158	—
Bank of America, N.A.	12/18/24	USD	19,173	KRW	25,601,213	583	—
Bank of Montreal	12/18/24	USD	53,253	SEK	549,934	1,513	—
Citibank, N.A.	12/18/24	USD	5,380	TWD	170,729	29	—
						48,658	(62,200)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Total International Stock Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ambipar Participacoes e Empreendimentos SA Class B	8/29/25	BANA	17,603	10.160	—	(1,809)
Bank of Nanjing Co. Ltd. Class A	3/26/25	MSCS	3,980	1.910	—	(300)
Bank of Nanjing Co. Ltd. Class A	3/26/25	MSCS	3,344	1.910	—	(260)
Bank of Nanjing Co. Ltd. Class A	3/26/25	MSCS	644	1.910	—	(49)
China Tourism Group Duty Free Corp. Ltd. Class A	3/26/25	MSCS	11,003	0.660	—	(1,465)
FTSE China A Stock Connect CNY All Cap Index	6/5/25	GSI	159,023	(1.357)	4,467	—
FTSE China A Stock Connect CNY All Cap Index	6/5/25	MSCS	169,284	(1.410)	—	(5,898)
FTSE China A Stock Connect CNY All Cap Index	6/20/25	BANA	224,697	(1.340)	—	(8,089)
Hyundai Glovis Co. Ltd.	1/31/25	GSI	13,137	(0.756)	585	—
Hyundai Glovis Co. Ltd.	1/31/25	GSI	13,137	(0.756)	585	—
JA Solar Technology Co. Ltd. Class A	1/27/25	GSI	4,102	0.213	1,600	—
Kum Yang Co. Ltd.	1/31/25	GSI	10,385	(0.256)	—	(1,777)
LG Energy Solution Ltd.	1/31/25	GSI	48,940	(2.506)	—	(221)
Luxshare Precision Industry Co. Ltd. Class A	1/24/25	CITNA	21,680	(1.840)	—	(945)
Polaris Group	3/26/25	MSCS	4,361	4.161	—	(476)
RDC Semiconductor Co. Ltd.	3/26/25	MSCS	2,171	2.661	—	(59)
Shenzhen Transsion Holdings Co. Ltd. Class A	3/26/25	MSCS	6,922	1.160	—	(876)
Shenzhen Transsion Holdings Co. Ltd. Class A	3/26/25	MSCS	2,769	1.160	—	(351)
Sungrow Power Supply Co. Ltd. Class A	3/26/25	MSCS	10,329	0.167	—	(777)
Taishin Financial Holding Co. Ltd.	3/26/25	MSCS	58,795	(3.832)	—	(125)
					7,237	(23,477)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $47,305,000 and cash of $1,240,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $349,220,826)	436,785,770
Affiliated Issuers (Cost $8,352,365)	8,448,016
Total Investments in Securities	445,233,786
Investment in Vanguard	12,598
Foreign Currency, at Value (Cost $427,673)	422,447
Cash Collateral Pledged—Futures Contracts	193,238
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	75,494
Receivables for Investment Securities Sold	476,461
Receivables for Accrued Income	1,671,403
Receivables for Capital Shares Issued	131,674
Unrealized Appreciation—Forward Currency Contracts	48,658
Unrealized Appreciation—Over-the-Counter Swap Contracts	7,237
Total Assets	448,272,996
Liabilities
Due to Custodian	495,285
Payables for Investment Securities Purchased	69,808
Collateral for Securities on Loan	3,828,596
Payables for Capital Shares Redeemed	90,299
Payables to Vanguard	40,824
Variation Margin Payable—Futures Contracts	30,519
Unrealized Depreciation—Forward Currency Contracts	62,200
Unrealized Depreciation—Over-the-Counter Swap Contracts	23,477
Deferred Foreign Capital Gains Taxes	1,941,106
Total Liabilities	6,582,114
Net Assets	441,690,882
1 Includes $2,797,665,000 of securities on loan.

Total International Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	388,877,637
Total Distributable Earnings (Loss)	52,813,245
Net Assets	441,690,882

Investor Shares—Net Assets
Applicable to 10,307,803,715 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	204,358,331
Net Asset Value Per Share—Investor Shares	$19.83

ETF Shares—Net Assets
Applicable to 1,247,631,996 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	76,942,331
Net Asset Value Per Share—ETF Shares	$61.67

Admiral™ Shares—Net Assets
Applicable to 2,279,879,946 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	75,608,384
Net Asset Value Per Share—Admiral Shares	$33.16

Institutional Shares—Net Assets
Applicable to 312,349,651 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,423,739
Net Asset Value Per Share—Institutional Shares	$132.62

Institutional Plus Shares—Net Assets
Applicable to 216,575,302 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,729,310
Net Asset Value Per Share—Institutional Plus Shares	$132.65

Institutional Select Shares—Net Assets
Applicable to 104,693,907 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,628,787
Net Asset Value Per Share—Institutional Select Shares	$139.73
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	12,065,131
Dividends—Affiliated Issuers	15,389
Interest—Unaffiliated Issuers	10,155
Interest—Affiliated Issuers	178,126
Securities Lending—Net	129,052
Total Income	12,397,853
Expenses
The Vanguard Group—Note B
Investment Advisory Services	25,598
Management and Administrative—Investor Shares	288,897
Management and Administrative—ETF Shares	35,038
Management and Administrative—Admiral Shares	67,343
Management and Administrative—Institutional Shares	25,031
Management and Administrative—Institutional Plus Shares	16,456
Management and Administrative—Institutional Select Shares	3,908
Marketing and Distribution—Investor Shares	9,280
Marketing and Distribution—ETF Shares	2,140
Marketing and Distribution—Admiral Shares	3,165
Marketing and Distribution—Institutional Shares	1,243
Marketing and Distribution—Institutional Plus Shares	962
Marketing and Distribution—Institutional Select Shares	21
Custodian Fees	34,796
Auditing Fees	202
Shareholders’ Reports and Proxy Fees—Investor Shares	1,751
Shareholders’ Reports and Proxy Fees—ETF Shares	1,340
Shareholders’ Reports and Proxy Fees—Admiral Shares	947
Shareholders’ Reports and Proxy Fees—Institutional Shares	541
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	159
Shareholders’ Reports and Proxy Fees—Institutional Select Shares	—
Trustees’ Fees and Expenses	274
Other Expenses	6,233
Total Expenses	525,325
Expenses Paid Indirectly	(5)
Net Expenses	525,320
Net Investment Income	11,872,533
Realized Net Gain (Loss)
Capital Gain Distributions Received—Affiliated Issuers	24
Investment Securities Sold—Unaffiliated Issuers[2,3]	(3,253,758)
Investment Securities Sold—Affiliated Issuers	(11,111)
Futures Contracts	536,247
Swap Contracts	74,497
Forward Currency Contracts	49,555
Foreign Currencies	31,368
Realized Net Gain (Loss)	(2,573,178)
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Operations (continued)
Year Ended October 31, 2024
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[4]	73,745,825
Investment Securities—Affiliated Issuers	128,167
Futures Contracts	170,928
Swap Contracts	3,220
Forward Currency Contracts	31,429
Foreign Currencies	(41,037)
Change in Unrealized Appreciation (Depreciation)	74,038,532
Net Increase (Decrease) in Net Assets Resulting from Operations	83,337,887
1	Dividends are net of foreign withholding taxes of $1,109,844,000.
2	Realized Gain (Loss) is net of foreign capital gains taxes of $39,178,000.
3	Includes $1,650,551,000 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $1,166,878,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,872,533	11,010,927
Realized Net Gain (Loss)	(2,573,178)	(4,990,976)
Change in Unrealized Appreciation (Depreciation)	74,038,532	33,277,762
Net Increase (Decrease) in Net Assets Resulting from Operations	83,337,887	39,297,713
Distributions
Investor Shares	(5,687,946)	(4,978,504)
ETF Shares	(2,083,060)	(1,658,625)
Admiral Shares	(2,233,897)	(2,048,132)
Institutional Shares	(1,225,713)	(1,115,928)
Institutional Plus Shares	(959,063)	(876,306)
Institutional Select Shares	(372,948)	(285,539)
Total Distributions	(12,562,627)	(10,963,034)
Capital Share Transactions
Investor Shares	8,106,229	1,468,985
ETF Shares	11,087,380	6,697,225
Admiral Shares	(1,516,131)	(374,643)
Institutional Shares	(253,888)	(335,030)
Institutional Plus Shares	(4,588,003)	(326,813)
Institutional Select Shares	3,641,495	62,813
Net Increase (Decrease) from Capital Share Transactions	16,477,082	7,192,537
Total Increase (Decrease)	87,252,342	35,527,216
Net Assets
Beginning of Period	354,438,540	318,911,324
End of Period	441,690,882	354,438,540
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.57	$15.20	$20.86	$16.39	$17.13
Investment Operations
Net Investment Income[1]	.532	.517	.548	.506	.389
Net Realized and Unrealized Gain (Loss) on Investments	3.296	1.370	(5.613)	4.464	(.718)
Total from Investment Operations	3.828	1.887	(5.065)	4.970	(.329)
Distributions
Dividends from Net Investment Income	(.568)	(.517)	(.595)	(.500)	(.411)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.568)	(.517)	(.595)	(.500)	(.411)
Net Asset Value, End of Period	$19.83	$16.57	$15.20	$20.86	$16.39
Total Return[2]	23.32%	12.29%	-24.70%	30.45%	-1.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$204,358	$163,566	$148,776	$199,230	$155,670
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.18%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.77%	2.95%	3.03%	2.49%	2.39%
Portfolio Turnover Rate[4]	3%	4%	5%	8%	7%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%, 0.18% and 0.17%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$51.56	$47.28	$64.90	$50.97	$53.30
Investment Operations
Net Investment Income[1]	1.721	1.669	1.777	1.677	1.251
Net Realized and Unrealized Gain (Loss) on Investments	10.215	4.274	(17.486)	13.870	(2.256)
Total from Investment Operations	11.936	5.943	(15.709)	15.547	(1.005)
Distributions
Dividends from Net Investment Income	(1.826)	(1.663)	(1.911)	(1.617)	(1.325)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.826)	(1.663)	(1.911)	(1.617)	(1.325)
Net Asset Value, End of Period	$61.67	$51.56	$47.28	$64.90	$50.97
Total Return	23.37%	12.46%	-24.64%	30.66%	-1.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$76,942	$54,767	$44,401	$51,747	$28,294
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.08%[2]	0.07%[2]	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.88%	3.06%	3.16%	2.64%	2.46%
Portfolio Turnover Rate[3]	3%	4%	5%	8%	7%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08% and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$27.72	$25.43	$34.90	$27.41	$28.66
Investment Operations
Net Investment Income[1]	.907	.885	.942	.868	.658
Net Realized and Unrealized Gain (Loss) on Investments	5.502	2.288	(9.398)	7.478	(1.205)
Total from Investment Operations	6.409	3.173	(8.456)	8.346	(.547)
Distributions
Dividends from Net Investment Income	(.969)	(.883)	(1.014)	(.856)	(.703)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.969)	(.883)	(1.014)	(.856)	(.703)
Net Asset Value, End of Period	$33.16	$27.72	$25.43	$34.90	$27.41
Total Return[2]	23.34%	12.35%	-24.65%	30.59%	-1.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$75,608	$64,479	$59,468	$80,052	$64,452
Ratio of Total Expenses to Average Net Assets	0.11%[3]	0.12%[3]	0.11%[3]	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.83%	3.02%	3.11%	2.55%	2.40%
Portfolio Turnover Rate[4]	3%	4%	5%	8%	7%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%, 0.12% and 0.11%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$110.87	$101.68	$139.55	$109.61	$114.61
Investment Operations
Net Investment Income[1]	3.663	3.572	3.806	3.519	2.670
Net Realized and Unrealized Gain (Loss) on Investments	22.001	9.182	(37.582)	29.888	(4.826)
Total from Investment Operations	25.664	12.754	(33.776)	33.407	(2.156)
Distributions
Dividends from Net Investment Income	(3.914)	(3.564)	(4.094)	(3.467)	(2.844)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.914)	(3.564)	(4.094)	(3.467)	(2.844)
Net Asset Value, End of Period	$132.62	$110.87	$101.68	$139.55	$109.61
Total Return	23.37%	12.41%	-24.63%	30.62%	-1.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41,424	$34,802	$32,204	$42,913	$31,735
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.09%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.86%	3.05%	3.14%	2.58%	2.44%
Portfolio Turnover Rate[3]	3%	4%	5%	8%	7%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%, 0.09% and 0.08%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$110.90	$101.70	$139.59	$109.63	$114.63
Investment Operations
Net Investment Income[1]	3.690	3.584	3.815	2.900	2.726
Net Realized and Unrealized Gain (Loss) on Investments	21.987	9.192	(37.597)	30.529	(4.871)
Total from Investment Operations	25.677	12.776	(33.782)	33.429	(2.145)
Distributions
Dividends from Net Investment Income	(3.927)	(3.576)	(4.108)	(3.469)	(2.855)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.927)	(3.576)	(4.108)	(3.469)	(2.855)
Net Asset Value, End of Period	$132.65	$110.90	$101.70	$139.59	$109.63
Total Return	23.38%	12.43%	-24.63%	30.63%	-1.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,729	$27,752	$25,785	$32,880	$83,550
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.08%[2]	0.07%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.88%	3.06%	3.15%	2.18%	2.50%
Portfolio Turnover Rate[3]	3%	4%	5%	8%	7%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08% and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$116.81	$107.13	$147.04	$115.49	$120.75
Investment Operations
Net Investment Income[1]	3.957	3.804	4.059	3.731	2.896
Net Realized and Unrealized Gain (Loss) on Investments	23.134	9.673	(39.609)	31.522	(5.120)
Total from Investment Operations	27.091	13.477	(35.550)	35.253	(2.224)
Distributions
Dividends from Net Investment Income	(4.171)	(3.797)	(4.360)	(3.703)	(3.036)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.171)	(3.797)	(4.360)	(3.703)	(3.036)
Net Asset Value, End of Period	$139.73	$116.81	$107.13	$147.04	$115.49
Total Return	23.42%	12.45%	-24.61%	30.66%	-1.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,629	$9,072	$8,277	$10,014	$8,045
Ratio of Total Expenses to Average Net Assets	0.047%[2]	0.050%[2]	0.047%[2]	0.045%	0.045%
Ratio of Net Investment Income to Average Net Assets	2.91%	3.08%	3.19%	2.60%	2.52%
Portfolio Turnover Rate[3]	3%	4%	5%	8%	7%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.047%, 0.050% and 0.047%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Notes to Financial Statements
Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Total International Stock Index Fund
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended October 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Total International Stock Index Fund
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $12,598,000, representing less than 0.01% of the fund’s net assets and 5.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Total International Stock Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	42,209,736	392,282,392	95,590	434,587,718
Preferred Stocks	1,481,428	1,307,966	—	2,789,394
Rights	801	182	12	995
Warrants	184	304	351	839
Temporary Cash Investments	7,854,840	—	—	7,854,840
Total	51,546,989	393,590,844	95,953	445,233,786

Derivative Financial Instruments
Assets
Futures Contracts[1]	32,914	—	—	32,914
Forward Currency Contracts	—	48,658	—	48,658
Swap Contracts	—	7,237	—	7,237
Total	32,914	55,895	—	88,809
Liabilities
Futures Contracts[1]	(37,304)	—	—	(37,304)
Forward Currency Contracts	—	(62,200)	—	(62,200)
Swap Contracts	—	(23,477)	—	(23,477)
Total	(37,304)	(85,677)	—	(122,981)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At October 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	32,914	—	32,914
Unrealized Appreciation—Forward Currency Contracts	—	48,658	48,658
Unrealized Appreciation—Over-the-Counter Swap Contracts	7,237	—	7,237
Total Assets	40,151	48,658	88,809

Unrealized Depreciation—Futures Contracts[1]	(37,304)	—	(37,304)
Unrealized Depreciation—Forward Currency Contracts	—	(62,200)	(62,200)
Unrealized Depreciation—Over-the-Counter Swap Contracts	(23,477)	—	(23,477)
Total Liabilities	(60,781)	(62,200)	(122,981)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	536,247	—	536,247
Swap Contracts	74,497	—	74,497
Forward Currency Contracts	—	49,555	49,555
Realized Net Gain (Loss) on Derivatives	610,744	49,555	660,299

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	170,928	—	170,928
Swap Contracts	3,220	—	3,220
Forward Currency Contracts	—	31,429	31,429
Change in Unrealized Appreciation (Depreciation) on Derivatives	174,148	31,429	205,577

Total International Stock Index Fund
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, swap agreements, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,616,363
Total Distributable Earnings (Loss)	(1,616,363)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	5,750,454
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	79,462,920
Capital Loss Carryforwards	(32,549,128)
Qualified Late-Year Losses	—
Other Temporary Differences	148,999
Total	52,813,245
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	12,562,627	10,963,034
Long-Term Capital Gains	—	—
Total	12,562,627	10,963,034
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	363,762,968
Gross Unrealized Appreciation	135,004,340
Gross Unrealized Depreciation	(53,502,080)
Net Unrealized Appreciation (Depreciation)	81,502,260
G.  During the year ended October 31, 2024, the fund purchased $27,544,511,000 of investment securities and sold $14,234,728,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,432,563,000 and $3,694,931,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital share transactions for each class of shares were:
	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	14,270,647	752,214	12,760,713	730,511
Issued in Lieu of Cash Distributions	5,687,946	301,828	4,978,504	286,145
Redeemed	(11,852,364)	(614,635)	(16,270,232)	(935,786)
Net Increase (Decrease)—Investor Shares	8,106,229	439,407	1,468,985	80,870

Total International Stock Index Fund
	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	11,087,380	185,382	6,753,255	124,195
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(56,030)	(1,000)
Net Increase (Decrease)—ETF Shares	11,087,380	185,382	6,697,225	123,195
Admiral Shares
Issued	8,606,353	269,615	8,495,565	290,895
Issued in Lieu of Cash Distributions	1,878,818	59,644	1,735,932	59,657
Redeemed	(12,001,302)	(375,069)	(10,606,140)	(363,701)
Net Increase (Decrease)—Admiral Shares	(1,516,131)	(45,810)	(374,643)	(13,149)
Institutional Shares
Issued	7,408,994	57,989	5,992,813	51,295
Issued in Lieu of Cash Distributions	1,125,597	8,931	1,029,424	8,847
Redeemed	(8,788,479)	(68,472)	(7,357,267)	(62,968)
Net Increase (Decrease)—Institutional Shares	(253,888)	(1,552)	(335,030)	(2,826)
Institutional Plus Shares
Issued	4,160,067	32,769	3,910,173	33,454
Issued in Lieu of Cash Distributions	945,874	7,512	857,516	7,364
Redeemed	(9,693,944)	(73,957)	(5,094,502)	(44,097)
Net Increase (Decrease)—Institutional Plus Shares	(4,588,003)	(33,676)	(326,813)	(3,279)
Institutional Select Shares
Issued	4,507,999	33,174	4,362,115	33,587
Issued in Lieu of Cash Distributions	372,948	2,794	285,539	2,328
Redeemed	(1,239,452)	(8,937)	(4,584,841)	(35,516)
Net Increase (Decrease)—Institutional Select Shares	3,641,495	27,031	62,813	399
I.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2024 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	597,074	—	121,721	(11,710)	129,533	15,389	—	593,176
Vanguard Market Liquidity Fund	7,823,775	NA1	NA1	599	(1,366)	178,126	24	7,854,840
Total	8,420,849	—	121,721	(11,111)	128,167	193,515	24	8,448,016
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.  Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard Total International Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total International Stock Index Fund (one of the funds constituting Vanguard STAR Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates $7,924,441,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $69,164,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $13,166,092,000 and foreign taxes paid of $1,001,640,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q1130 122024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses for the Total International Stock Index Fund are included in the financial statements filed under Item 7 of this Form, and those of the STAR Fund and the LifeStrategy Funds are borne by the underlying Vanguard funds in which the funds of the Registrant invest.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

VANGUARD STAR FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.